================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145
                  ---------------------------------------------

                           SPDR(R) INDEX SHARES FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111

               --------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)              Copy to:

James E. Ross                             Ryan Louvar
President                                 Vice President and Senior Counsel
SSgA Funds Management Inc.                State Street Bank and Trust Company
State Street Financial Center             One Lincoln Street/CPH0326
One Lincoln Street                        Boston, MA 02111
Boston, MA 02111

Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2011

================================================================================

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.2%
BELGIUM -- 1.1%
Anheuser-Busch InBev NV.........    7,726   $   448,061
                                            -----------
FINLAND -- 0.6%
Nokia Oyj.......................   38,903       252,124
                                            -----------
FRANCE -- 12.3%
AXA SA..........................   19,261       437,593
BNP Paribas.....................   10,371       800,387
France Telecom SA...............   19,826       421,541
GDF Suez........................   13,846       506,583
Sanofi-Aventis SA...............   11,624       934,333
Societe Generale................    7,685       455,934
Total SA........................   23,068     1,333,791
                                            -----------
                                              4,890,162
                                            -----------
GERMANY -- 16.2%
Allianz SE......................    4,699       656,281
BASF SE.........................    9,547       935,284
Bayer AG........................    8,590       690,461
Daimler AG......................    9,260       696,789
Deutsche Bank AG................    9,674       571,553
Deutsche Telekom AG.............   30,949       485,284
E.ON AG.........................   20,786       590,225
SAP AG..........................    9,602       581,220
Siemens AG......................    8,967     1,231,175
                                            -----------
                                              6,438,272
                                            -----------
ITALY -- 3.5%
ENI SpA.........................   26,658       630,383
Intesa Sanpaolo SpA.............  145,118       386,293
UniCredit SpA...................  171,448       362,917
                                            -----------
                                              1,379,593
                                            -----------
NETHERLANDS -- 2.6%
Ageas VVPR Strip (a)............   33,296            48
ING Groep NV (a)................   40,117       493,751
Unilever NV.....................   16,264       533,034
                                            -----------
                                              1,026,833
                                            -----------
SPAIN -- 6.5%
Banco Bilbao Vizcaya Argentaria
  SA (b)........................   47,282       554,584
Banco Santander SA..............   87,678     1,012,255
Telefonica SA...................   41,343     1,010,607
                                            -----------
                                              2,577,446
                                            -----------
SWEDEN -- 2.0%
Hennes & Mauritz AB (Class
  B) (b)........................   10,160       351,169
Telefonaktiebolaget LM Ericsson
  (Class B).....................   31,004       448,105
                                            -----------
                                                799,274
                                            -----------
SWITZERLAND -- 18.5%
ABB, Ltd. (a)...................   24,129       624,718
Credit Suisse Group AG (a)......   11,708       454,693
Nestle SA.......................   35,995     2,233,656
Novartis AG.....................   28,584     1,748,309
Roche Holding AG................    7,298     1,219,511
UBS AG (a)......................   37,227       677,779
Zurich Financial Services
  AG (a)........................    1,526       385,306
                                            -----------
                                              7,343,972
                                            -----------
UNITED KINGDOM -- 35.9%
Anglo American PLC..............   13,941       691,032
AstraZeneca PLC.................   14,498       723,413
Barclays PLC....................  109,638       451,399
BG Group PLC....................   34,828       790,633
BHP Billiton PLC................   22,607       889,939
BP PLC..........................  194,965     1,435,605
British American Tobacco PLC....   21,030       922,057
Diageo PLC......................   25,983       531,025
GlaxoSmithKline PLC.............   53,849     1,153,269
HSBC Holdings PLC...............  185,086     1,837,554
Rio Tinto PLC...................   14,657     1,056,664
Royal Dutch Shell PLC
  (Class A).....................   37,346     1,325,496
Standard Chartered PLC..........   19,787       520,344
Tesco PLC.......................   83,367       538,043
Vodafone Group PLC..............  539,375     1,431,399
                                            -----------
                                             14,297,872
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $50,993,322)............             39,453,609
                                            -----------
SHORT TERM INVESTMENTS -- 0.6%
UNITED STATES -- 0.6%
MONEY MARKET FUNDS -- 0.6%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (c)(d)..............  176,938       176,938
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)....   41,815        41,815
                                            -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $218,753)...............                218,753
                                            -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $51,212,075)............             39,672,362
OTHER ASSETS &
  LIABILITIES -- 0.2%...........                 82,463
                                            -----------
NET ASSETS -- 100.0%............            $39,754,825
                                            ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c) Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Pharmaceuticals....................................      16.2%
Commercial Banks...................................      16.0
Oil, Gas & Consumable Fuels........................      13.9
Food Products......................................       6.9
Metals & Mining....................................       6.7
Diversified Telecommunication Services.............       4.8
Capital Markets....................................       4.2
Insurance..........................................       3.7
Wireless Telecommunication Services................       3.6
Industrial Conglomerates...........................       3.1
Beverages..........................................       2.4
Chemicals..........................................       2.4
Tobacco............................................       2.3
Automobiles........................................       1.8
Communications Equipment...........................       1.7
Electrical Equipment...............................       1.6
Electric Utilities.................................       1.5
Software...........................................       1.5
Food & Staples Retailing...........................       1.4
Multi-Utilities....................................       1.3
Diversified Financial Services.....................       1.3
Specialty Retail...................................       0.9
Short Term Investments.............................       0.6
Other Assets & Liabilities.........................       0.2
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.5%
BELGIUM -- 1.8%
Anheuser-Busch InBev NV.......     54,704   $  3,172,502
                                            ------------
FINLAND -- 1.0%
Nokia Oyj.....................    275,443      1,785,098
                                            ------------
FRANCE -- 36.3%
Air Liquide SA................     20,905      2,995,751
Alstom SA (a).................     15,142        933,467
AXA SA........................    136,379      3,098,413
BNP Paribas...................     73,427      5,666,763
Carrefour SA (a)(b)...........     43,194      1,773,534
Compagnie de Saint-Gobain.....     31,892      2,064,784
Credit Agricole SA............     77,970      1,172,274
Danone........................     45,064      3,361,537
France Telecom SA.............    140,377      2,984,701
GDF Suez......................     98,035      3,586,800
L'Oreal SA....................     17,533      2,276,633
LVMH Moet Hennessy Louis
  Vuitton SA..................     18,947      3,409,063
Sanofi-Aventis SA.............     82,306      6,615,726
Schneider Electric SA (a).....     19,865      3,317,904
Societe Generale (a)..........     54,414      3,228,264
Total SA (a)..................    163,325      9,443,448
Unibail-Rodamco SE............      6,711      1,551,438
Vinci SA......................     39,064      2,501,652
Vivendi SA....................     90,944      2,528,321
                                            ------------
                                              62,510,473
                                            ------------
GERMANY -- 30.5%
Allianz SE....................     33,271      4,646,759
BASF SE.......................     67,602      6,622,718
Bayer AG......................     60,822      4,888,850
Bayerische Motoren Werke AG...     23,643      2,358,723
Daimler AG....................     65,565      4,933,580
Deutsche Bank AG..............     68,496      4,046,836
Deutsche Boerse AG............     14,341      1,089,516
Deutsche Telekom AG...........    219,122      3,435,858
E.ON AG.......................    147,174      4,179,049
Muenchener Rueckversicherungs-
  Gesellschaft AG.............     11,840      1,810,177
RWE AG........................     30,411      1,685,833
SAP AG........................     67,986      4,115,274
Siemens AG....................     63,487      8,716,809
                                            ------------
                                              52,529,982
                                            ------------
IRELAND -- 0.7%
CRH PLC.......................     52,796      1,168,861
                                            ------------
ITALY -- 9.3%
Assicurazioni Generali SpA....     98,269      2,073,014
Enel SpA (a)..................    468,727      3,060,843
ENI SpA.......................    188,748      4,463,331
Intesa Sanpaolo SpA...........  1,027,479      2,735,070
Telecom Italia SpA............    763,218      1,061,736
UniCredit SpA.................  1,213,902      2,569,563
                                            ------------
                                              15,963,557
                                            ------------
LUXEMBOURG -- 1.4%
APERAM........................          1             32
ArcelorMittal.................     67,943      2,363,678
                                            ------------
                                               2,363,710
                                            ------------
NETHERLANDS -- 5.3%
Ageas VVPR Strip (b)..........    129,370            188
ING Groep NV (b)..............    284,041      3,495,911
Koninklijke Philips
  Electronics NV..............     74,166      1,904,347
Unilever NV...................    115,229      3,776,496
                                            ------------
                                               9,176,942
                                            ------------
SPAIN -- 13.2%
Banco Bilbao Vizcaya
  Argentaria SA...............    334,772      3,926,634
Banco Santander SA............    620,785      7,167,055
Iberdrola SA (b)..............    266,441      2,370,718
Repsol YPF SA (a).............     60,189      2,089,123
Telefonica SA.................    292,715      7,155,258
                                            ------------
                                              22,708,788
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $223,454,230).........               171,379,913
                                            ------------
SHORT TERM INVESTMENTS -- 2.4%
UNITED STATES -- 2.4%
MONEY MARKET FUNDS -- 2.4%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (c)(d)............  3,959,922      3,959,922
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)..    188,858        188,858
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,148,780)...........                 4,148,780
                                            ------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $227,603,010).........               175,528,693
OTHER ASSETS &
  LIABILITIES -- (1.9)%.......                (3,328,507)
                                            ------------
NET ASSETS -- 100.0%..........              $172,200,186
                                            ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Commercial Banks...................................      15.4%
Oil, Gas & Consumable Fuels........................       9.3
Diversified Telecommunication Services.............       8.5
Insurance..........................................       6.7
Pharmaceuticals....................................       6.7
Industrial Conglomerates...........................       6.2
Chemicals..........................................       5.6
Electric Utilities.................................       5.6
Automobiles........................................       4.2
Food Products......................................       4.1
Multi-Utilities....................................       3.1
Diversified Financial Services.....................       2.7
Electrical Equipment...............................       2.5
Software...........................................       2.4
Capital Markets....................................       2.3
Textiles, Apparel & Luxury Goods...................       2.0
Beverages..........................................       1.8
Media..............................................       1.5
Construction & Engineering.........................       1.4
Metals & Mining....................................       1.4
Personal Products..................................       1.3
Building Products..................................       1.2
Communications Equipment...........................       1.0
Food & Staples Retailing...........................       1.0
Real Estate Investment Trusts......................       0.9
Construction Materials.............................       0.7
Short Term Investments.............................       2.4
Other Assets & Liabilities.........................      (1.9)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.3%
CHINA -- 28.9%
Agricultural Bank of China,
  Ltd. (a)....................   5,644,000   $  2,966,613
Air China, Ltd. (a)...........   2,083,414      2,158,049
Aluminum Corp. of China,
  Ltd. (a)....................   2,092,304      1,763,922
Angang Steel Co., Ltd. (a)....     821,244        899,213
Anhui Conch Cement Co.,
  Ltd. (a)....................   1,438,750      6,730,345
Baidu, Inc. ADR (b)...........      92,945     13,024,383
Bank of China, Ltd. ..........  19,369,466      9,434,252
Bank of Communications Co.,
  Ltd. (a)....................   3,266,937      3,127,863
Byd Co., Ltd. (a)(b)..........     177,800        574,672
China Citic Bank Corp.,
  Ltd. (a)(b).................   2,555,285      1,592,692
China Coal Energy Co., Ltd....   1,332,000      1,793,974
China Communications
  Construction Co., Ltd. .....   1,367,000      1,175,291
China Construction Bank
  Corp. (a)...................  22,561,148     18,701,289
China COSCO Holdings Co.,
  Ltd. (a)....................   1,944,230      1,519,154
China Life Insurance
  Co., Ltd. ..................   2,948,708     10,080,081
China Longyuan Power Group
  Corp. (a)...................     947,000        916,422
China Mengniu Dairy Co.,
  Ltd. (a)....................     639,390      2,152,870
China Merchants Bank Co.,
  Ltd. (a)....................   1,819,380      4,395,739
China Merchants Property
  Development Co., Ltd. ......     657,400      1,077,186
China Minsheng Banking Corp.,
  Ltd. (a)....................   1,431,500      1,319,050
China National Building
  Material Co., Ltd. (a)......     838,000      1,643,422
China Oilfield
  Services, Ltd. .............     538,557        980,044
China Pacific Insurance Group
  Co., Ltd. (a)...............     325,000      1,346,988
China Petroleum & Chemical
  Corp. ......................   7,731,174      7,779,610
China Railway Construction
  Corp. ......................     470,000        393,215
China Railway Group,
  Ltd. (a)....................   1,339,000        628,093
China Shenhua Energy
  Co., Ltd. ..................   1,592,040      7,590,642
China Shipping Container Lines
  Co., Ltd. (a)(b)............   8,421,339      2,846,345
China Shipping Development
  Co., Ltd. (a)...............   1,279,215      1,175,439
China Telecom Corp., Ltd. ....   7,571,320      4,904,026
Ctrip.com International, Ltd.
  ADR (b).....................     102,230      4,404,068
Dongfeng Motor Group Co.,
  Ltd. (a)....................     926,468      1,750,243
Focus Media Holding, Ltd.
  ADR (a)(b)..................      49,353      1,534,878
Guangzhou Automobile Group
  Co., Ltd. (a)...............   1,700,032      2,075,541
Guangzhou R&F Properties Co.,
  Ltd. (a)....................   1,183,376      1,612,053
Huaneng Power International,
  Inc. (a)....................   2,572,472      1,352,149
Industrial & Commercial Bank
  of China....................  17,742,138     13,475,475
Inner Mongolia Yitai Coal
  Co., Ltd. ..................     413,478      2,415,952
Jiangsu Expressway Co.,
  Ltd. (a)....................   2,484,299      2,295,532
Jiangxi Copper Co., Ltd. (a)..   1,131,578      3,759,202
Lenovo Group, Ltd. (a)........   3,955,703      2,262,217
Maanshan Iron & Steel (a).....   2,038,971        943,331
Mindray Medical International,
  Ltd. ADR (a)................      22,832        640,438
Netease.com ADR (a)(b)........      71,818      3,238,274
PetroChina Co., Ltd. .........   8,619,208     12,605,505
PICC Property & Casualty Co.,
  Ltd. (a)(b).................     819,715      1,394,767
Ping An Insurance Group Co. of
  China, Ltd. (a).............     655,864      6,772,520
Samling Global, Ltd. .........   4,376,707        472,473
Semiconductor Manufacturing
  International Corp. (a)(b)..  15,313,837      1,239,867
Shanghai Electric Group
  Co., Ltd. ..................   3,498,418      1,847,839
Sina Corp. (a)(b).............      28,893      3,007,761
Sinopec Shanghai Petrochemical
  Co., Ltd. (a)(b)............   2,543,252      1,140,684
Sohu.com, Inc. (b)............       7,875        569,126
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b).............      58,194        457,987
Tencent Holdings, Ltd. (a)....     262,594      7,127,371
Tingyi Cayman Islands Holding
  Corp. (a)...................   1,278,383      3,951,179
Want Want China
  Holdings, Ltd. .............   2,197,000      2,131,708
Yanzhou Coal Mining Co.,
  Ltd. (a)....................   1,440,882      5,481,138
Zijin Mining Group
  Co., Ltd. ..................   3,146,685      1,577,134
                                             ------------
                                              206,227,296
                                             ------------
HONG KONG -- 7.6%
Agile Property Holdings,
  Ltd. (a)....................   2,402,088      3,722,947
Beijing Enterprises Holdings,
  Ltd. (a)....................     160,000        833,799
China Merchants Holdings
  International Co.,
  Ltd. (a)....................     672,573      2,597,374
China Mobile, Ltd. ...........   1,655,636     15,319,620
China Overseas Land &
  Investment, Ltd. (a)........   1,931,084      4,139,500
China Resources
  Enterprise, Ltd. ...........     800,746      3,272,446
China Resources Land,
  Ltd. (a)....................     645,471      1,167,965
China Resources Power Holdings
  Co., Ltd. ..................     582,000      1,135,391
China Unicom (Hong Kong),
  Ltd. (a)....................   1,776,172      3,579,165
China Yurun Food Group,
  Ltd. (a)....................     377,659      1,062,905
Citic Pacific, Ltd. ..........     416,000      1,038,229
CNOOC, Ltd. ..................   5,091,249     11,882,035
COSCO Pacific, Ltd. ..........     972,143      1,709,098
Kingboard Chemical
  Holdings, Ltd. .............     201,500        932,241
Kunlun Energy Co., Ltd. (a)...     762,000      1,310,273
Sino-Ocean Land Holdings,
  Ltd. (a)....................   1,460,285        743,162
                                             ------------
                                               54,446,150
                                             ------------
INDIA -- 17.6%
Anant Raj Industries, Ltd. ...     129,883        185,516
Apollo Hospitals
  Enterprise, Ltd. ...........     274,671      2,930,889
Axis Bank, Ltd. ..............      49,932      1,434,767
Bharat Heavy
  Electricals, Ltd. ..........      89,469      4,102,535
Bharti Airtel, Ltd. ..........     799,245      7,033,678
Cipla, Ltd. ..................     363,325      2,673,987
DLF, Ltd. ....................     141,581        666,375
Dr Reddy's
  Laboratories, Ltd. .........      20,739        710,909
GAIL India, Ltd. .............     105,907      1,042,427
Godrej Industries, Ltd. ......      41,401        191,851
Gujarat Mineral Development
  Corp., Ltd. ................      97,545        329,169
HDFC Bank, Ltd. ..............     117,418      6,575,828
Hero Honda Motors, Ltd. ......      27,795      1,156,381
Hindalco Industries, Ltd. ....     251,441      1,014,145
Hindustan Construction Co. ...      81,243         57,612
Hindustan Unilever, Ltd. .....     660,287      5,033,114

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Hindustan Zinc, Ltd. .........     770,242   $  2,360,565
Housing Development &
  Infrastructure, Ltd. (b)....      22,725         81,236
Housing Development Finance
  Corp., Ltd. ................     346,594      5,446,339
ICICI Bank, Ltd. .............         259          6,320
ICICI Bank, Ltd. ADR..........     112,317      5,537,228
Idea Cellular, Ltd. (b).......   1,011,369      1,803,168
IFCI, Ltd. ...................      19,046         19,514
India Infoline, Ltd. .........     243,824        481,621
Indiabulls Financial
  Services, Ltd. .............     195,846        709,738
Indiabulls Real Estate,
  Ltd. (b)....................      37,485         94,755
Indiabulls Securities, Ltd. ..     220,300         65,791
Indiabulls Wholesale Services,
  Ltd. (b)(c).................       4,739              0
Indian Hotels Co., Ltd. ......   1,187,118      2,054,104
Indian Oil Corp. Ltd. ........     167,074      1,253,919
Infosys Technologies, Ltd.
  ADR (a).....................     178,626     11,651,774
Infrastructure Development
  Finance Co., Ltd. ..........     352,193      1,030,521
ITC, Ltd. GDR (b).............     427,735      1,937,640
IVRCL Infrastructures &
  Projects, Ltd. .............      92,273        144,388
Jai Corp., Ltd. ..............      41,267        112,624
Jaiprakash Associates, Ltd. ..      46,463         84,086
Jindal Steel & Power, Ltd. ...     121,049      1,752,404
JSW Steel, Ltd. (b)...........      32,088        636,699
KEC International, Ltd. ......      35,828         63,236
Lanco Infratech, Ltd. (b).....     432,968        229,063
Larsen & Toubro, Ltd.
  GDR (a).....................      47,015      1,919,152
Mahindra & Mahindra, Ltd. ....     223,175      3,494,715
Mercator Lines, Ltd. .........     498,988        449,845
NTPC Ltd. ....................     322,523      1,349,543
Oil & Natural Gas
  Corp., Ltd. ................     679,543      4,168,239
Patel Engineering, Ltd. (b)...      11,904         39,624
Reliance Capital, Ltd. .......      73,608        956,521
Reliance
  Communications, Ltd. .......     434,810        933,768
Reliance Industries, Ltd.
  GDR (b)(d)..................     308,650     12,420,076
Reliance Infrastructure,
  Ltd. (b)....................     148,389      1,777,415
Satyam Computer Services, Ltd.
  ADR (b).....................     128,058        473,815
Sesa Goa, Ltd. ...............     134,960        852,133
Siemens India, Ltd. ..........     153,074      3,047,954
State Bank of India...........      41,011      2,199,057
Steel Authority of
  India, Ltd. ................     467,627      1,433,662
Sterlite Industries India,
  Ltd. (b)....................     360,536      1,346,894
Sun Pharmaceutical
  Industries, Ltd. ...........     123,068      1,376,523
Suzlon Energy, Ltd. (b).......     294,474        316,196
Tata Consultancy
  Services, Ltd. .............     185,760      4,903,457
Tata Motors, Ltd. ............     147,541      3,269,484
Tata Steel, Ltd. .............      75,533      1,034,085
Unitech, Ltd. ................     288,669        207,610
United Spirits, Ltd. .........      23,753        518,791
Wipro, Ltd. ADR (a)...........     237,321      3,125,518
Zee Entertainment
  Enterprises, Ltd. ..........     510,257      1,540,958
                                             ------------
                                              125,850,951
                                             ------------
INDONESIA -- 4.6%
Adaro Energy Tbk PT...........   5,877,000      1,679,045
Astra International Tbk PT....     649,720      4,814,845
Bakrieland Development Tbk
  PT (b)......................   7,178,000        123,881
Bank Central Asia Tbk PT......   4,206,296      3,752,337
Bank Mandiri Tbk PT...........   2,547,405      2,138,804
Bank Rakyat Indonesia Persero
  Tbk PT......................   8,481,296      6,428,596
Bumi Resources Tbk PT.........   7,361,964      2,532,540
Gudang Garam Tbk PT...........     181,000      1,051,111
Indocement Tunggal Prakarsa
  Tbk PT......................     626,165      1,244,955
Indosat Tbk PT................   1,392,248        827,994
Perusahaan Gas Negara Tbk PT..   6,276,140      2,945,772
Semen Gresik Persero Tbk PT...   1,013,500      1,134,581
Telekomunikasi Indonesia
  Tbk PT......................   3,285,594      2,816,059
United Tractors Tbk PT........     499,045      1,449,037
                                             ------------
                                               32,939,557
                                             ------------
MALAYSIA -- 7.2%
Alliance Financial Group Bhd..   2,855,800      3,007,599
Axiata Group Bhd..............     899,800      1,492,962
Bintulu Port Holdings Bhd.....     991,806      2,197,444
Bursa Malaysia Bhd............     776,707      1,990,963
Carlsberg Brewery Malay Bhd...   1,671,503      4,018,914
CIMB Group Holdings Bhd.......     715,500      2,116,051
ECM Libra Financial
  Group Bhd...................   6,385,916      1,924,552
Genting Bhd...................   1,379,200      5,124,896
Genting Malaysia Bhd..........   1,054,500      1,257,228
IJM Corp. Bhd.................   1,753,840      3,746,404
IJM Land Bhd..................      27,580         25,940
IOI Corp. Bhd.................   2,162,296      3,795,386
Landmarks Bhd (b).............   2,107,600      1,005,115
Lingkaran Trans Kota
  Holdings Bhd................     123,900        157,978
Malayan Banking Bhd...........     735,767      2,178,426
Malaysian Airline System
  Bhd (b).....................   3,118,466      1,590,475
Maxis Bhd.....................     738,300      1,339,919
Naim Holdings Bhd.............   2,162,313      1,761,646
OSK Holdings Bhd..............   2,819,525      1,428,671
OSK Ventures International
  Bhd (b).....................     383,864         43,859
PPB Group Bhd.................     203,000      1,157,695
Public Bank Bhd...............     346,700      1,527,110
Sime Darby Bhd................     667,500      2,040,412
Star Publications
  Malaysia Bhd................     117,400        132,194
TAN Chong Motor Holdings Bhd..     860,500      1,350,810
Tenaga Nasional Bhd...........     660,350      1,480,566
Uchi Technologies Bhd.........   2,898,900      1,296,081
Wah Seong Corp Bhd............   2,114,406      1,715,613
Zelan Bhd (b).................   2,290,100        303,375
                                             ------------
                                               51,208,284
                                             ------------
PHILIPPINES -- 1.5%
Ayala Land, Inc. .............   9,048,575      3,257,362
First Gen Corp. (b)...........   8,447,570      2,764,198
First Philippine Holdings
  Corp. ......................   1,637,954      2,237,611
Philippine Long Distance
  Telephone Co. ..............      46,509      2,481,339
                                             ------------
                                               10,740,510
                                             ------------
TAIWAN -- 28.2%
Acer, Inc. ...................   1,377,456      2,397,786
Advanced Semiconductor
  Engineering, Inc. ..........   3,197,656      3,506,751
Asia Cement Corp. ............   1,959,747      2,797,348
Asustek Computer, Inc. .......     258,310      2,563,001
AU Optronics Corp.
  ADR (a)(b)..................     355,063      2,442,833
Catcher Technology
  Co., Ltd. ..................     515,539      3,248,649
Cathay Financial Holding
  Co., Ltd. ..................   2,366,995      3,662,956
Chang Hwa Commercial Bank.....   4,458,000      3,662,813

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Chimei Innolux Corp. (b)......     337,643   $    240,976
China Development Financial
  Holding
   Corp. .....................   6,632,168      2,689,949
China Steel Chemical Corp. ...      65,877        352,050
China Steel Corp. ............   4,034,417      4,859,813
Chinatrust Financial Holding
  Co., Ltd. ..................   4,715,437      4,104,163
Chunghwa Picture Tubes,
  Ltd. (b)....................   2,863,368        345,915
Chunghwa Telecom Co., Ltd. ...   1,157,268      3,980,646
Compal Electronics, Inc. .....   2,923,431      3,582,599
Delta Electronics, Inc. ......     899,893      3,305,263
Epistar Corp. ................     404,170      1,198,854
Everlight Electronics
  Co., Ltd. ..................     345,996        928,727
Far Eastern New Century
  Corp. ......................   2,770,940      4,317,008
First Financial Holding
  Co., Ltd....................   3,300,540      2,729,049
Formosa Chemicals & Fibre
  Corp. ......................   1,508,390      5,619,013
Formosa Petrochemical Corp. ..     541,000      1,902,310
Formosa Plastics Corp. .......   2,223,940      8,013,570
Foxconn Technology
  Co., Ltd. ..................     622,752      2,580,030
Fubon Financial Holding
  Co., Ltd. ..................   3,077,849      4,730,866
Hon Hai Precision Industry
  Co., Ltd. ..................   2,875,732      9,861,598
HTC Corp. ....................     368,296     12,386,162
Hua Nan Financial Holdings
  Co., Ltd. ..................   3,048,626      2,366,855
King Yuan Electronics Co.,
  Ltd. (b)....................   4,060,898      2,092,408
Largan Precision Co., Ltd. ...      83,710      2,681,191
Lite-On Technology Corp. .....   1,241,050      1,633,216
Macronix International
  Co., Ltd. ..................   2,880,411      1,764,939
MediaTek, Inc. ...............     469,219      5,096,744
Mega Financial Holding
  Co., Ltd. ..................   3,707,000      3,239,358
Motech Industries, Inc. ......     194,354        751,068
Nan Ya Plastics Corp. ........   2,263,960      6,037,542
Novatek Microelectronics
  Corp. ......................     337,062      1,085,461
Pegatron Corp. (b)............     692,630        717,383
Polaris Securities
  Co., Ltd. ..................     790,150        579,061
Powerchip Technology
  Corp. (b)...................   3,153,555        393,048
Powertech Technology, Inc. ...     697,744      2,341,724
ProMOS Technologies,
  Inc. (b)....................   1,175,850         29,065
Quanta Computer, Inc. ........   1,954,194      4,626,358
Realtek Semiconductor Corp. ..     640,527      1,235,406
Shin Kong Financial Holding
  Co., Ltd. (b)...............   4,452,642      1,914,465
Siliconware Precision
  Industries Co. .............   1,529,745      1,967,869
SinoPac Financial Holdings
  Co., Ltd. ..................   4,747,000      2,049,291
Synnex Technology
  International Corp. ........     440,000      1,067,697
Tainan Enterprises
  Co., Ltd. ..................     963,567      1,358,625
Taishin Financial Holdings
  Co., Ltd. (b)...............   4,524,341      2,685,606
Taiwan Cement Corp. ..........   2,478,216      3,692,713
Taiwan FU Hsing Industrial
  Co., Ltd. (b)...............   3,054,000      2,211,541
Taiwan Mobile Co., Ltd. ......     614,000      1,663,070
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR (a).....................   1,717,288     21,655,002
Tatung Co., Ltd. (b)..........   1,519,107        703,401
Tripod Technology Corp. ......     731,839      3,031,972
Uni-President Enterprises
  Corp. ......................   2,625,543      3,802,552
United Integrated Services
  Co., Ltd. ..................   2,262,000      3,327,223
United Microelectronics Corp.
  ADR (a).....................   1,209,413      3,096,097
Via Technologies, Inc. (b)....     694,981        837,166
Walsin Lihwa Corp. (b)........     991,000        496,820
Wistron Corp. ................   1,289,979      2,290,422
Yageo Corp. ..................   6,559,000      2,979,962
Yuanta Financial Holding
  Co., Ltd. ..................   2,582,000      1,788,842
                                             ------------
                                              201,301,861
                                             ------------
THAILAND -- 3.7%
Advanced Info Service PCL.....     912,023      3,087,075
Bangkok Expressway PCL........   3,462,542      2,017,234
CP ALL PCL....................     768,600      1,106,934
Electricity Generating PCL
  (Foreign ownership limit)...     879,146      2,661,044
IRPC PCL......................   6,211,439      1,081,569
Kasikornbank PCL..............     383,054      1,533,463
PTT Exploration &
  Production PCL..............     767,245      4,270,102
PTT PCL.......................     489,326      5,335,206
Siam Cement PCL...............     104,400      1,199,454
Siam Commercial Bank PCL......     507,297      1,832,708
Thai Oil PCL..................     919,105      2,228,586
                                             ------------
                                               26,353,375
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $609,995,691).........                709,067,984
                                             ------------
PREFERRED STOCK -- 0.0% (E)
MALAYSIA -- 0.0% (E)
Malaysian Airline System Bhd
  (Cost $1,133)...............       5,115          1,499
                                             ------------
RIGHTS -- 0.0% (E)
HONG KONG -- 0.0% (E)
China Citic Bank Corp.
  (expiring 07/20/2011) (b)
  (Cost $0)...................     511,057         55,170
                                             ------------
SHORT TERM INVESTMENTS -- 10.1%
UNITED STATES -- 10.1%
MONEY MARKET FUNDS -- 10.1%
State Street Navigtor
  Securities
  Lending Prime
  Portfolio (f)(g)............  70,700,261     70,700,261
State Street Institutional
  Liquid
  Reserves Fund 0.15% (g)(h)..   1,295,408      1,295,408
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $71,995,669)..........                 71,995,669
                                             ------------
TOTAL INVESTMENTS -- 109.4%
  (Cost $681,992,493).........                781,120,322
OTHER ASSETS &
  LIABILITIES -- (9.4)%.......                (66,917,931)
                                             ------------
NET ASSETS -- 100.0%..........               $714,202,391
                                             ============


SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c)  Security is valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.7% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Amount shown represents less than 0.05% of net assets.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
IDR = Indonesian Rupiah

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Commercial Banks...................................      16.7%
Oil, Gas & Consumable Fuels........................      12.3
Semiconductors & Semiconductor
  Equipment........................................       6.8
Wireless Telecommunication Services................       5.0
Electronic Equipment, Instruments &
  Components.......................................       4.1
Internet Software & Services.......................       3.8
Computers & Peripherals............................       3.6
Insurance..........................................       3.5
Metals & Mining....................................       3.5
Chemicals..........................................       3.0
IT Services........................................       2.8
Real Estate Management & Development...............       2.6
Construction Materials.............................       2.6
Food Products......................................       2.5
Diversified Telecommunication Services.............       2.1
Automobiles........................................       2.1
Hotels, Restaurants & Leisure......................       1.9
Communications Equipment...........................       1.7
Construction & Engineering.........................       1.7
Industrial Conglomerates...........................       1.6
Transportation Infrastructure......................       1.5
Independent Power Producers & Energy
  Traders..........................................       1.4
Diversified Financial Services.....................       1.3
Electrical Equipment...............................       1.0
Capital Markets....................................       0.9
Marine.............................................       0.8
Electric Utilities.................................       0.8
Thrifts & Mortgage Finance.........................       0.8
Household Products.................................       0.7
Pharmaceuticals....................................       0.7
Machinery..........................................       0.7
Beverages..........................................       0.6
Food & Staples Retailing...........................       0.6
Gas Utilities......................................       0.6
Airlines...........................................       0.5
Media..............................................       0.5
Tobacco............................................       0.4
Health Care Providers & Services...................       0.4
Energy Equipment & Services........................       0.4
Building Products..................................       0.3
Textiles, Apparel & Luxury Goods...................       0.2
Household Durables.................................       0.1
Health Care Equipment & Supplies...................       0.1
Paper & Forest Products............................       0.1
Short Term Investments.............................      10.1
Other Assets & Liabilities.........................      (9.4)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for Indiabulls
       Wholesale Services, Ltd. which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets.

SPDR S&P RUSSIA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.7%
RUSSIA -- 98.7%
CHEMICALS -- 2.9%
Uralkali GDR (a)...............     55,790   $ 2,510,550
                                             -----------
COMMERCIAL BANKS -- 11.9%
Sberbank of Russia, ADR........    548,053     7,944,351
VTB Bank OJSC GDR..............    367,938     2,268,338
                                             -----------
                                              10,212,689
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Rostelecom ADR.................     21,411       866,964
                                             -----------
ELECTRIC UTILITIES -- 2.5%
Federal Hydrogenerating Co.
  JSC ADR......................    436,648     2,098,094
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Eurasia Drilling Co.,
  Ltd. GDR.....................     17,824       525,808
Integra Group Holdings
  GDR (a)......................     83,299       268,223
TMK OAO GDR....................     24,110       449,651
                                             -----------
                                               1,243,682
                                             -----------
FOOD & STAPLES RETAILING -- 3.6%
Magnit OJSC GDR (a)............     63,088     1,980,332
X5 Retail Group NV GDR (a).....     27,535     1,076,619
                                             -----------
                                               3,056,951
                                             -----------
HOUSEHOLD DURABLES -- 0.4%
PIK Group GDR (a)..............     81,110       308,218
                                             -----------
MEDIA -- 0.4%
CTC Media, Inc. (b)............     15,221       324,512
                                             -----------
METALS & MINING -- 16.9%
Evraz Group SA GDR (a).........     34,852     1,085,640
Magnitogorsk Iron & Steel Works
  GDR (a)......................     50,363       573,131
Mechel OAO ADR.................     39,651       947,262
MMC Norilsk Nickel OJSC
  ADR (a)......................    248,175     6,502,185
Novolipetsk Steel OJSC GDR.....     22,759       885,325
Polymetal JSC GDR (a)..........     55,415     1,069,510
Polyus Gold OJSC ADR (b).......     44,745     1,409,468
Severstal GDR..................     54,767     1,010,451
United Co. RUSAL PLC (a).......    746,000     1,023,907
                                             -----------
                                              14,506,879
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 48.4%
Gazprom Neft JSC ADR...........     37,846       889,381
Gazprom OAO ADR (a)(c).........  1,185,355    17,282,476
Gazprom OAO ADR (a)(c).........     20,497       298,231
Lukoil OAO ADR.................    119,060     7,572,216
NovaTek OAO GDR................     31,057     4,288,972
Rosneft Oil Co. GDR............    447,614     3,768,910
Surgutneftegas OJSC ADR........    286,153     2,832,915
Surgutneftegas OJSC ADR
  Preference Shares (a)........    212,784     1,057,536
Tatneft ADR....................     81,941     3,531,657
                                             -----------
                                              41,522,294
                                             -----------
PHARMACEUTICALS -- 1.0%
Pharmstandard GDR (a)..........     36,270       826,956
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
LSR Group GDR..................     46,469       367,105
                                             -----------
ROAD & RAIL -- 0.6%
Globaltrans Investment
  PLC GDR......................     28,555       528,267
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
Novorossiysk Commercial Sea
  Port PJSC GDR (a)............     31,483       282,717
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 6.9%
Mobile TeleSystems ADR (b).....    143,926     2,737,472
Sistema JSFC GDR...............     50,480     1,297,336
VimpelCom, Ltd. ADR............    150,277     1,917,535
                                             -----------
                                               5,952,343
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $86,819,544)...........               84,608,221
                                             -----------
SHORT TERM INVESTMENTS -- 1.2%
UNITED STATES -- 1.2%
MONEY MARKET FUNDS -- 1.2%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (d)(e).............    628,252       628,252
State Street Institutional
  Liquid
  Reserves Fund 0.15% (e)(f)...    391,026       391,026
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,019,278)............                1,019,278
                                             -----------
TOTAL INVESTMENTS -- 99.9% (G)
  (Cost $87,838,822)...........               85,627,499
OTHER ASSETS &
  LIABILITIES -- 0.1%..........                  108,092
                                             -----------
NET ASSETS -- 100.0%...........              $85,735,591
                                             ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)  Investments of cash collateral for
     securities loaned.
(e)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to Schedules of Investments)
(f) The rate shown is the annualized seven-day yield at period end.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying
     Notes to Schedules of Investments)


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 98.9%
AIRLINES -- 0.5%
Air China, Ltd. (a).........    2,446,000   $   2,533,624
China Eastern Airlines
  Corp., Ltd. (a)(b)........    2,522,000       1,121,429
                                            -------------
                                                3,655,053
                                            -------------
AUTO COMPONENTS -- 0.1%
Minth Group, Ltd. (a).......      574,000         927,990
                                            -------------
AUTOMOBILES -- 2.0%
Brilliance China Automotive
  Holdings,
  Ltd. (a)(b)...............    4,348,000       4,906,081
Byd Co., Ltd. (a)(b)........      524,500       1,695,251
Dongfeng Motor Group Co.,
  Ltd. (a)..................    3,222,300       6,087,429
Guangzhou Automobile Group
  Co., Ltd. (a).............    1,914,637       2,337,549
                                            -------------
                                               15,026,310
                                            -------------
BEVERAGES -- 0.5%
Tsingtao Brewery Co.,
  Ltd. (a)..................      572,000       3,304,276
                                            -------------
CHEMICALS -- 0.6%
China Bluechemical,
  Ltd. (a)..................    3,064,000       2,531,922
Sinopec Shanghai
  Petrochemical Co.,
  Ltd. (a)(b)...............    3,990,000       1,789,571
                                            -------------
                                                4,321,493
                                            -------------
COMMERCIAL BANKS -- 19.9%
Agricultural Bank of China,
  Ltd. (a)..................   16,226,000       8,528,750
Bank of China, Ltd. ........   56,079,700      27,314,643
Bank of Communications Co.,
  Ltd. (a)..................    5,298,750       5,073,181
China Citic Bank Corp.,
  Ltd. (a)(b)...............    5,385,393       3,356,679
China Construction Bank
  Corp. (a).................   62,743,623      52,009,172
China Merchants Bank Co.,
  Ltd. (a)..................    4,233,760      10,229,036
China Minsheng Banking
  Corp., Ltd. (a)...........    3,210,000       2,957,841
Industrial & Commercial Bank
  of China..................   50,586,789      38,421,580
                                            -------------
                                              147,890,882
                                            -------------
COMMUNICATIONS EQUIPMENT -- 0.8%
AAC Acoustic Technology
  Holdings, Inc. (a)........    1,132,000       2,636,060
ZTE Corp. (a)...............      925,599       3,354,460
                                            -------------
                                                5,990,520
                                            -------------
COMPUTERS & PERIPHERALS -- 0.4%
Lenovo Group, Ltd. (a)......    5,528,000       3,161,394
                                            -------------
CONSTRUCTION & ENGINEERING -- 1.6%
China Communications
  Construction Co., Ltd. ...    5,258,394       4,520,952
China Railway Construction
  Corp. (a).................    2,930,000       2,451,316
China Railway Group,
  Ltd. (a)..................    5,583,000       2,618,853
Metallurgical Corp. of
  China, Ltd. (a)...........    5,079,000       1,984,277
                                            -------------
                                               11,575,398
                                            -------------
CONSTRUCTION MATERIALS -- 2.0%
Anhui Conch Cement
  Co., Ltd. ................    1,713,000       8,013,263
China National Building
  Material Co., Ltd. (a)....    2,656,000       5,208,747
China Shanshui Cement
  Group, Ltd. ..............    1,443,000       1,667,157
                                            -------------
                                               14,889,167
                                            -------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
New Oriental Education &
  Technology Group, Inc.
  ADR (a)(b)................       35,712       3,989,745
                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
China Telecom Corp., Ltd. ..   16,124,000      10,443,690
                                            -------------
ELECTRICAL EQUIPMENT -- 0.7%
China BAK Battery,
  Inc. (a)(b)...............           10              10
China High Speed
  Transmission Equipment
  Group Co., Ltd. (a).......    1,061,000       1,172,639
Shanghai Electric Group Co.,
  Ltd. (a)..................    5,284,000       2,790,971
Zhuzhou CSR Times Electric
  Co., Ltd. (a).............      389,000       1,312,289
                                            -------------
                                                5,275,909
                                            -------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 0.1%
Catic Shenzhen Holdings,
  Ltd. (b)..................    1,710,000         771,354
                                            -------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
China Oilfield
  Services, Ltd. ...........    1,319,900       2,401,900
                                            -------------
FOOD PRODUCTS -- 3.3%
China Agri-Industries
  Holdings, Ltd. (a)........    1,122,000       1,188,148
China Mengniu Dairy
  Co., Ltd. ................    1,704,000       5,737,484
China Milk Products Group,
  Ltd. (b)(c)...............       15,000               0
Tingyi Cayman Islands
  Holding Corp. (a).........    2,652,000       8,196,704
Want Want China Holdings,
  Ltd. (a)..................    9,675,000       9,387,470
                                            -------------
                                               24,509,806
                                            -------------
GAS UTILITIES -- 0.3%
China Resources Gas Group,
  Ltd. (a)..................    1,330,000       1,859,650
                                            -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Mindray Medical
  International, Ltd.
  ADR (a)...................       83,232       2,334,658
Shandong Weigao Group
  Medical Polymer Co.,
  Ltd. (a)..................    1,520,000       2,191,730
                                            -------------
                                                4,526,388
                                            -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Sinopharm Group Co. (a).....      526,800       1,770,386
                                            -------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Ctrip.com International,
  Ltd. ADR (a)(b)...........      140,439       6,050,112
Home Inns & Hotels
  Management, Inc.
  ADR (a)(b)................       25,516         970,629
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. (a).............    5,338,000         946,691
                                            -------------
                                                7,967,432
                                            -------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.8%
China Longyuan Power Group
  Corp. (a).................    1,581,000       1,529,951
Datang International Power
  Generation Co., Ltd. (a)..    5,336,000       1,810,382

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
Huaneng Power International,
  Inc. (a)..................    5,338,000   $   2,805,773
                                            -------------
                                                6,146,106
                                            -------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Shanghai Industrial
  Holdings, Ltd. (a)........      863,000       3,171,958
                                            -------------
INSURANCE -- 6.6%
China Life Insurance Co.,
  Ltd. (a)..................    7,496,000      25,624,880
China Pacific Insurance
  Group Co., Ltd. (a).......      907,200       3,759,961
PICC Property & Casualty
  Co., Ltd. (a)(b)..........    2,647,600       4,504,961
Ping An Insurance Group Co.
  of China, Ltd. (a)........    1,473,300      15,213,450
                                            -------------
                                               49,103,252
                                            -------------
INTERNET SOFTWARE & SERVICES -- 10.0%
Alibaba.com, Ltd. (a).......    1,478,000       2,355,303
Baidu, Inc. ADR (b).........      271,089      37,987,701
Netease.com ADR (a)(b)......       83,262       3,754,284
Sina Corp. (a)(b)...........       63,101       6,568,814
Sohu.com, Inc. (b)..........       42,770       3,090,988
Tencent Holdings, Ltd. (a)..      758,900      20,598,192
                                            -------------
                                               74,355,282
                                            -------------
IT SERVICES -- 0.2%
Travelsky Technology,
  Ltd. (a)..................    2,131,000       1,341,931
                                            -------------
MACHINERY -- 0.8%
China National Materials
  Co., Ltd. ................    1,122,000         918,508
Lonking Holdings, Ltd. (a)..    2,407,000       1,314,666
Weichai Power Co.,
  Ltd. (a)..................      660,600       3,854,296
                                            -------------
                                                6,087,470
                                            -------------
MARINE -- 0.9%
China COSCO Holdings Co.,
  Ltd. (a)..................    3,280,175       2,563,015
China Shipping Container
  Lines Co., Ltd. (a)(b)....    6,513,500       2,201,511
China Shipping Development
  Co., Ltd. (a).............    1,929,800       1,773,246
                                            -------------
                                                6,537,772
                                            -------------
MEDIA -- 0.5%
Focus Media Holding, Ltd.
  ADR (a)(b)................      126,427       3,931,880
                                            -------------
METALS & MINING -- 2.9%
Aluminum Corp. of China,
  Ltd. (a)..................    5,106,000       4,304,624
Angang Steel Co., Ltd. (a)..    1,523,720       1,668,382
China Molybdenum Co.,
  Ltd. (a)..................    1,448,000       1,217,018
Hidili Industry
  International Development,
  Ltd. (a)..................      655,000         566,509
Jiangxi Copper Co.,
  Ltd. (a)..................    1,988,000       6,604,312
Maanshan Iron & Steel (a)...    3,096,000       1,432,366
Zhaojin Mining Industry Co.,
  Ltd. (a)..................      941,500       1,935,936
Zijin Mining Group Co.,
  Ltd. (a)..................    7,162,750       3,590,005
                                            -------------
                                               21,319,152
                                            -------------
MULTILINE RETAIL -- 0.3%
Parkson Retail Group,
  Ltd. (a)..................    1,506,500       2,203,241
                                            -------------
OIL, GAS & CONSUMABLE FUELS -- 9.9%
China Coal Energy Co.,
  Ltd (a)...................    4,165,013       5,609,553
China Petroleum & Chemical
  Corp. ....................   15,584,500      15,682,138
China Shenhua Energy
  Co., Ltd. ................    3,364,700      16,042,457
PetroChina Co., Ltd. (a)....   19,547,200      28,587,584
Yanzhou Coal Mining Co.,
  Ltd. (a)..................    1,893,900       7,204,426
                                            -------------
                                               73,126,158
                                            -------------
PAPER & FOREST PRODUCTS -- 0.2%
Nine Dragons Paper Holdings,
  Ltd. (a)..................    1,736,000       1,510,390
                                            -------------
PHARMACEUTICALS -- 0.3%
Sihuan Pharmaceutical
  Holdings Group Ltd. (b)...    1,794,000         846,134
WuXi PharmaTech Cayman, Inc.
  ADR (b)...................       66,441       1,166,704
                                            -------------
                                                2,012,838
                                            -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
Country Garden Holdings
  Co. (a)...................    8,223,058       3,614,183
E-House China Holdings,
  Ltd. (a)..................       41,301         405,163
Evergrande Real Estate
  Group, Ltd. (a)...........    3,626,000       2,362,579
Guangzhou R&F Properties
  Co., Ltd. (a).............    1,570,800       2,139,821
Renhe Commercial Holdings
  Co., Ltd. (a).............   12,842,000       2,475,566
Yuzhou Properties Co. (a)...    1,886,000         603,520
                                            -------------
                                               11,600,832
                                            -------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co.,
  Ltd. (a)..................    2,840,000       1,189,834
                                            -------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.4%
Semiconductor Manufacturing
  International
  Corp. (a)(b)..............   22,251,000       1,801,527
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)...........      151,974       1,196,035
                                            -------------
                                                2,997,562
                                            -------------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd.
  ADR (a)(b)................       41,508       1,610,925
                                            -------------
SPECIALTY RETAIL -- 0.2%
Zhongsheng Group Holdings,
  Ltd. (a)..................      561,000       1,225,639
                                            -------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Anta Sports Products,
  Ltd. (a)..................      560,000       1,000,353
Li Ning Co., Ltd. (a).......    1,155,000       1,997,918
Ports Design, Ltd. (a)......      529,000       1,250,905
                                            -------------
                                                4,249,176
                                            -------------
TRANSPORTATION INFRASTRUCTURE -- 1.3%
Anhui Expressway
  Co., Ltd. ................    1,898,000       1,585,478
Beijing Capital
  International Airport Co.,
  Ltd. (a)(b)...............    2,906,000       1,359,401
Jiangsu Expressway Co.,
  Ltd. (a)..................    2,684,000       2,480,059
Shenzhen Expressway Co.,
  Ltd. (a)..................    2,684,000       1,524,598

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
Zhejiang Expressway Co.,
  Ltd. (a)..................    3,068,000   $   2,310,488
                                            -------------
                                                9,260,024
                                            -------------
                                              557,240,165
                                            -------------
HONG KONG -- 23.7%
AUTOMOBILES -- 0.1%
AviChina Industry &
  Technology Co. (a)........    1,500,000         894,458
                                            -------------
BIOTECHNOLOGY -- 0.1%
Sino Biopharmaceutical......    2,196,000         787,385
                                            -------------
CHEMICALS -- 0.2%
Fufeng Group, Ltd. .........      762,000         493,556
Yingde Gases................    1,235,000       1,137,985
                                            -------------
                                                1,631,541
                                            -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Bio-Treat Technology,
  Ltd. (b)..................           15               0
                                            -------------
COMMUNICATIONS EQUIPMENT -- 0.1%
China All Access
  Holdings, Ltd. ...........    2,626,000         708,704
                                            -------------
COMPUTERS & PERIPHERALS -- 0.1%
TPV Technology, Ltd. (a)....    1,500,000         755,663
                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
China Unicom (Hong Kong),
  Ltd. (a)..................    5,130,492      10,338,457
                                            -------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 0.5%
Digital China
  Holdings, Ltd. ...........      771,000       1,248,463
Kingboard Chemical
  Holdings, Ltd. ...........      518,500       2,398,843
                                            -------------
                                                3,647,306
                                            -------------
FOOD & STAPLES RETAILING -- 0.8%
China Resources
  Enterprise, Ltd. .........    1,516,000       6,195,508
                                            -------------
FOOD PRODUCTS -- 0.6%
Chaoda Modern Agriculture
  Holdings, Ltd. (a)........    2,704,254       1,174,667
China Yurun Food Group,
  Ltd. (a)..................    1,134,000       3,191,595
                                            -------------
                                                4,366,262
                                            -------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
China Travel International
  Investment Hong
  Kong, Ltd. ...............    3,992,000         692,588
                                            -------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.5%
China Resources Power
  Holdings Co., Ltd. .......    1,890,000       3,687,094
                                            -------------
INDUSTRIAL CONGLOMERATES -- 1.1%
Beijing Enterprises
  Holdings, Ltd. (a)........      708,500       3,692,167
Citic Pacific, Ltd. ........    1,721,000       4,295,174
                                            -------------
                                                7,987,341
                                            -------------
INSURANCE -- 0.3%
China Taiping Insurance
  Holdings Co.,
  Ltd. (a)(b)...............      884,800       1,999,008
                                            -------------
MACHINERY -- 0.4%
Yangzijiang Shipbuilding
  Holdings, Ltd. (a)........    2,359,000       2,805,588
                                            -------------
MULTILINE RETAIL -- 0.3%
Golden Eagle Retail Group,
  Ltd. (a)..................    1,054,000       2,673,858
                                            -------------
OIL, GAS & CONSUMABLE FUELS -- 5.2%
CNOOC, Ltd. ................   15,090,600      35,218,672
Kunlun Energy Co.,
  Ltd. (a)..................    2,017,400       3,468,956
                                            -------------
                                               38,687,628
                                            -------------
PAPER & FOREST PRODUCTS -- 0.2%
Lee & Man Paper
  Manufacturing, Ltd. (a)...    2,414,000       1,470,504
                                            -------------
PHARMACEUTICALS -- 0.1%
The United Laboratories
  International Holdings
  Ltd. (a)..................      382,000         563,580
                                            -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.5%
Agile Property Holdings,
  Ltd. (a)..................    2,274,000       3,524,426
China Overseas Land &
  Investment, Ltd. (a)......    4,559,680       9,774,196
China Resources Land,
  Ltd. (a)..................    1,908,000       3,452,484
China South City Holdings,
  Ltd. (a)..................    6,690,000       1,066,101
Poly Hong Kong Investments,
  Ltd. (a)..................    1,244,000         818,542
Shimao Property Holdings,
  Ltd. (a)..................    1,821,000       2,246,631
Sino-Ocean Land Holdings,
  Ltd. (a)..................    4,206,966       2,140,991
Yanlord Land Group, Ltd. ...    1,534,000       1,499,511
Yuexiu Property Co.,
  Ltd. (a)(b)...............    6,138,000       1,159,565
                                            -------------
                                               25,682,447
                                            -------------
SPECIALTY RETAIL -- 0.3%
Hengdeli Holdings,
  Ltd. (a)..................    4,143,360       2,188,493
                                            -------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
China Dongxiang Group
  Co. (a)...................    4,696,000       1,490,650
                                            -------------
TRANSPORTATION INFRASTRUCTURE -- 1.1%
China Merchants Holdings
  International Co.,
  Ltd. (a)..................    1,327,405       5,126,236
COSCO Pacific, Ltd. (a).....    1,726,083       3,034,579
GZI Transportation, Ltd. ...          217             110
                                            -------------
                                                8,160,925
                                            -------------
WATER UTILITIES -- 0.3%
Guangdong Investment,
  Ltd. (a)..................    4,378,000       2,340,560
                                            -------------
WIRELESS TELECOMMUNICATION SERVICES -- 6.2%
China Mobile, Ltd. .........    4,982,900      46,106,834
                                            -------------
                                              175,862,382
                                            -------------
TOTAL COMMON STOCKS --
  (Cost $650,967,734).......                  733,102,547
                                            -------------
RIGHTS -- 0.0% (D)
HONG KONG -- 0.0% (D)
China Citic Bank Corp.
  (expiring 07/20/2011) (b)
  (Cost $0).................    1,077,078         116,273
                                            -------------
SHORT TERM INVESTMENTS -- 19.5%
UNITED STATES -- 19.5%
MONEY MARKET FUNDS -- 19.5%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (e)(f)..........  144,204,790     144,204,790

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
State Street Institutional
  Liquid
  Reserves Fund
  0.15% (f)(g)..............      347,537   $     347,537
                                            -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $144,552,327).......                  144,552,327
                                            -------------
TOTAL INVESTMENTS -- 118.4% (H)
  (Cost $795,520,061).......                  877,771,147
OTHER ASSETS &
  LIABILITIES -- (18.4)%....                 (136,173,055)
                                            -------------
NET ASSETS -- 100.0%........                $ 741,598,092
                                            =============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c)  Security is valued at fair value as
     determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of trustees.
     Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d) Amount represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(g) The rate shown is the annualized seven-day yield at period end.
(h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)


ADR = American Depositary Receipt

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

GEOGRAPHICAL BREAKDOWN AS OF
JUNE 30, 2011*

                                                     PERCENT OF
COUNTRY                                              NET ASSETS
-------                                              ----------
China..............................................      75.2%
Hong Kong..........................................      23.7
Short Term Investments.............................      19.5
Other Assets And Liabilities.......................     (18.4)
                                                        -----
Total..............................................     100.0%
                                                        =====




     * The Fund's geographical breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 95.9%
BRAZIL -- 15.8%
All America Latina
  Logistica SA................       9,751   $     81,953
Banco Bradesco SA ADR (a).....     115,741      2,371,533
Banco do Brasil SA............      31,695        568,065
Banco Santander Brasil SA.....      12,408        145,346
BM&FBOVESPA SA................      74,565        493,043
BR Malls Participacoes SA.....      27,454        313,685
Bradespar SA Preference
  Shares......................      19,405        491,879
Brasil Brokers
  Participacoes SA............       7,530         36,873
Brasil Telecom SA ADR.........       4,751         51,216
Brasil Telecom SA Preference
  Shares ADR..................       8,377        240,085
Braskem SA Preference
  Shares ADR..................       8,016        233,105
BRF -- Brasil Foods SA
  ADR (a).....................      21,905        379,614
Centrais Eletricas Brasileiras
  SA ADR......................      25,666        341,063
Cia Hering....................       1,896         43,569
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar Preference Shares
  ADR (a).....................      10,147        476,402
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a).....................      66,363      2,238,424
Companhia de Saneamento Basico
  do Estado de Sao Paulo......      10,183        302,964
Companhia Energetica de Minas
  Gerais ADR (a)..............      31,049        640,851
Companhia Siderurgica Nacional
  SA ADR (a)..................      65,645        817,937
Cosan SA Industria e
  Comercio....................       7,673        120,823
Cyrela Brazil Realty SA.......      21,625        205,834
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes...............       2,030         18,166
Diagnosticos da America SA....       8,849        118,950
Duratex SA....................      13,127        110,999
Empresa Brasileira de
  Aeronautica SA..............      33,023        251,543
Fibria Celulose SA ADR........      12,628        166,563
Gafisa SA.....................       5,241         24,926
Gerdau SA ADR (a).............      48,885        514,270
Hypermarcas SA................       2,003         18,847
Investimentos Itau SA.........      35,590        278,842
Investimentos Itau SA
  Preference Shares...........     186,443      1,430,918
Itau Unibanco Holding SA
  Preference Shares ADR.......     140,120      3,299,826
Itausa -- Investimentos Itau
  SA, ADR (b).................       1,983         15,232
Itausa -- Investimentos Itau
  SA, ADR (b).................         359          2,813
LLX Logistica SA (c)..........       3,718         11,423
Lojas Americanas SA Preference
  Shares......................      19,371        187,856
Lojas Renner SA...............      13,989        532,786
Metalurgica Gerdau SA
  Preference Shares...........      24,099        308,517
MMX Mineracao e Metalicos
  SA (c)......................       9,023         48,227
MRV Engenharia e
  Participacoes SA............       4,195         34,801
Natura Cosmeticos SA..........      11,816        294,975
OGX Petroleo e Gas
  Participacoes SA (c)........      42,343        395,445
PDG Realty SA Empreendimentos
  e Participacoes.............      27,833        156,602
Petroleo Brasileiro SA
  ADR (b).....................      88,863      2,726,317
Petroleo Brasileiro SA
  ADR (b).....................      64,592      2,187,085
Redecard SA...................       3,622         54,530
Souza Cruz SA.................      39,006        495,861
TAM SA ADR....................       6,105        133,272
Telecomunicacoes de Sao Paulo
  SA ADR......................       8,875        258,482
Telecomunicacoes de Sao Paulo
  SA Preference Shares........      20,976        609,580
Tim Participacoes SA ADR (a)..       6,048        297,622
Tractebel Energia SA ADR......      10,299        179,380
Usinas Siderurgicas de Minas
  Gerais SA ADR...............      38,412        337,096
Vale SA ADR (a)...............      81,579      2,606,449
Vale SA ADR Preference
  Shares......................     123,689      3,582,033
Weg SA........................      19,179        218,522
                                             ------------
                                               32,503,020
                                             ------------
CHILE -- 2.2%
Antarchile SA.................      13,744        293,037
Cementos Bio-Bio SA...........      64,523        127,929
Compania General de
  Electricidad SA.............      32,937        188,392
Cuprum AFP....................       4,550        254,326
Empresa Nacional de
  Electricidad SA ADR (a).....       7,558        431,637
Empresas COPEC SA.............      31,645        597,713
Enersis SA ADR................      18,468        426,611
Lan Airlines SA ADR (a).......      12,168        347,031
Parque Arauco SA..............     176,959        394,669
SACI Falabella................      95,916      1,007,164
Vina Concha y Toro SA
  ADR (a).....................       4,958        259,502
Vina San Pedro SA.............  22,141,659        191,386
                                             ------------
                                                4,519,397
                                             ------------
CHINA -- 14.4%
AAC Acoustic Technology
  Holdings, Inc. (a)..........     112,000        260,812
Agricultural Bank of China,
  Ltd. (a)....................     412,000        216,557
Air China, Ltd. ..............     168,000        174,018
Aluminum Corp. of China,
  Ltd. (a)....................     280,000        236,055
Angang Steel Co., Ltd. (a)....      58,640         64,207
Anhui Conch Cement Co.,
  Ltd. (a)....................     168,000        785,889
Baidu, Inc. ADR (c)...........      17,495      2,451,574
Bank of China, Ltd. ..........   2,224,900      1,083,678
Bank of Communications Co.,
  Ltd. (a)....................     407,150        389,818
Beijing Capital International
  Airport Co.,
  Ltd. (a)(c).................     168,000         78,589
Brilliance China Automotive
  Holdings,
  Ltd. (c)....................     126,000        142,173
Byd Co., Ltd. (a)(c)..........       6,500         21,009
China Citic Bank Corp.,
  Ltd. (a)(c).................     314,000        195,714
China Coal Energy Co.,
  Ltd (a).....................     280,000        377,112
China Communications
  Construction Co., Ltd. .....     257,000        220,958
China Construction Bank
  Corp. ......................   2,825,280      2,341,919
China COSCO Holdings Co.,
  Ltd. (a)....................     202,425        158,168
China High Speed Transmission
  Equipment Group Co.,
  Ltd. (a)....................      42,000         46,419
China Life Insurance
  Co., Ltd. ..................     480,000      1,640,868
China Mengniu Dairy
  Co., Ltd. ..................      84,000        282,834
China Merchants Bank Co.,
  Ltd. (a)....................     241,645        583,830

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
China National Building
  Material Co., Ltd. .........      48,000   $     94,134
China National Materials
  Co., Ltd. ..................      49,000         40,113
China Oilfield
  Services, Ltd. .............     224,000        407,626
China Petroleum & Chemical
  Corp. ......................   1,096,000      1,102,867
China Railway Construction
  Corp. ......................     140,000        117,128
China Railway Group,
  Ltd. (a)....................     252,000        118,207
China Shenhua Energy
  Co., Ltd. ..................     224,000      1,068,003
China Shipping Container Lines
  Co., Ltd. (a)(c)............     452,350        152,891
China Shipping Development
  Co., Ltd. ..................     112,000        102,914
China Telecom Corp., Ltd. ....   1,010,000        654,188
China Wireless
  Technologies, Ltd. .........      60,000         12,029
Chongqing Machinery & Electric
  Co., Ltd. ..................      38,000         12,209
Ctrip.com International, Ltd.
  ADR (c).....................      11,407        491,414
Datang International Power
  Generation Co., Ltd. (a)....     336,000        113,997
Dongfang Electric Corp.,
  Ltd. (a)....................      11,200         41,525
Dongfeng Motor Group Co.,
  Ltd. (a)....................     280,000        528,964
First Tractor Co., Ltd. ......      16,000         19,904
Focus Media Holding, Ltd.
  ADR (a)(c)..................       6,359        197,765
Great Wall Motor Co.,
  Ltd. (a)....................      45,250         74,435
Guangshen Railway Co.,
  Ltd. (a)....................     224,000         93,846
Guangzhou Automobile Group
  Co., Ltd. (a)...............     140,636        171,700
Guangzhou R&F Properties Co.,
  Ltd. (a)....................     100,800        137,315
Harbin Power Equipment Co.,
  Ltd. (a)....................      56,000         63,907
Huadian Power International
  Co. (a)(c)..................     336,000         66,930
Huaneng Power International,
  Inc. (a)....................     280,000        147,174
Industrial & Commercial Bank
  of China....................   2,668,590      2,026,842
Jiangsu Expressway
  Co., Ltd. ..................     170,000        157,083
Jiangxi Copper Co., Ltd. .....      58,000        192,681
Lenovo Group, Ltd. (a)........     392,000        224,180
Li Ning Co., Ltd. (a).........      56,000         96,869
Maanshan Iron & Steel (a).....     168,000         77,725
Netease.com ADR (a)(c)........       6,727        303,320
Nine Dragons Paper Holdings,
  Ltd. (a)....................      84,000         73,083
Parkson Retail Group,
  Ltd. (a)....................      69,634        101,839
PetroChina Co., Ltd. .........   1,232,000      1,801,788
PICC Property & Casualty Co.,
  Ltd. (a)(c).................     224,000        381,142
Ping An Insurance Group Co. of
  China, Ltd. (a).............      78,000        805,436
Semiconductor Manufacturing
  International Corp. (a)(c)..     952,000         77,078
Shandong Weigao Group Medical
  Polymer Co., Ltd. (a).......      72,000        103,819
Shanghai Electric Group
  Co., Ltd. ..................     280,000        147,894
Shenzhen Expressway
  Co., Ltd. ..................     224,000        127,239
Sina Corp. (a)(c).............       3,234        336,659
Sinopec Shanghai Petrochemical
  Co., Ltd. (a)(c)............     224,000        100,467
Sinotrans, Ltd. ..............     280,000         66,210
Suntech Power Holdings Co.,
  Ltd. ADR (a)(c).............       5,477         43,104
Tencent Holdings, Ltd. (a)....      84,000      2,279,942
Tingyi Cayman Islands Holding
  Corp. ......................     168,000        519,248
Travelsky Technology, Ltd. ...     209,000        131,611
Want Want China Holdings,
  Ltd. (a)....................     310,000        300,787
Weiqiao Textile Co. ..........      70,500         53,002
Yanzhou Coal Mining
  Co., Ltd. ..................     168,000        639,075
Zhejiang Expressway Co.,
  Ltd. (a)....................     224,000        168,693
Zhuzhou CSR Times Electric
  Co., Ltd. (a)...............      18,000         60,723
Zijin Mining Group
  Co., Ltd. ..................     339,000        169,908
ZTE Corp. (a).................      73,673        266,998
                                             ------------
                                               29,617,831
                                             ------------
CZECH REPUBLIC -- 0.6%
CEZ AS (a)....................      11,763        604,875
Komercni Banka AS.............       1,239        301,948
Telefonica O2 Czech
  Republic AS.................       8,269        215,067
Unipetrol (c).................       8,381         86,543
                                             ------------
                                                1,208,433
                                             ------------
EGYPT -- 0.5%
Commercial International Bank
  Egypt SAE...................      71,806        358,037
Egyptian Co. for Mobile
  Services....................       5,907        128,185
Egyptian Financial Group-
  Hermes Holding..............      22,413         75,480
Egyptian Kuwait Holding Co. ..      32,682         42,160
Orascom Construction
  Industries..................       9,029        407,905
Orascom Telecom Holding
  SAE (c).....................      41,308         28,238
Orascom Telecom Holding SAE
  GDR (b)(c)..................      25,027         86,643
                                             ------------
                                                1,126,648
                                             ------------
HONG KONG -- 4.6%
Agile Property Holdings,
  Ltd. (a)....................     168,000        260,380
Chaoda Modern Agriculture
  Holdings, Ltd. (a)..........     166,550         72,346
China Lilang, Ltd. ...........      22,000         30,818
China Merchants Holdings
  International Co., Ltd. ....      58,550        226,111
China Mobile, Ltd. ...........     303,500      2,808,289
China Overseas Land &
  Investment, Ltd. (a)........     227,200        487,029
China Power International
  Development, Ltd. (a).......     280,000         70,888
China Resources
  Enterprise, Ltd. ...........      56,000        228,858
China Resources Land,
  Ltd. (a)....................     112,000        202,662
China Resources Power Holdings
  Co., Ltd. ..................     117,600        229,419
China Travel International
  Investment Hong
  Kong, Ltd. .................     280,000         48,578
China Unicom (Hong Kong),
  Ltd. (a)....................     229,668        462,804
China Yurun Food Group,
  Ltd. (a)....................      12,000         33,773
Citic Pacific, Ltd. ..........      56,000        139,762
CNOOC, Ltd. ..................     919,000      2,144,776
Comba Telecom Systems
  Holdings, Ltd. (a)..........      30,780         32,436
COSCO Pacific, Ltd. ..........     112,691        198,119
Digital China
  Holdings, Ltd. .............      30,000         48,578
Guangdong Investment,
  Ltd. (a)....................     226,000        120,824
GZI Transportation, Ltd. .....      25,258         12,854
Hengdeli Holdings, Ltd. ......     672,000        354,946
Ju Teng International
  Holdings, Ltd. .............      32,000          9,253

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Kingboard Chemical
  Holdings, Ltd. .............      45,450   $    210,275
Kingboard Laminates
  Holdings, Ltd. .............      35,500         27,875
Kunlun Energy Co., Ltd. (a)...     280,000        481,465
KWG Property Holding,
  Ltd. (a)....................      50,000         33,285
Ruinian International,
  Ltd. (a)....................      18,000         11,821
Shimao Property Holdings,
  Ltd. (a)....................      84,000        103,634
Sino Biopharmaceutical........     100,000         35,855
Sino-Ocean Land Holdings,
  Ltd. (a)....................     189,952         96,670
Tianneng Power
  International, Ltd. ........      28,000         12,486
TPV Technology, Ltd. .........      60,000         30,227
VODone, Ltd. (a)..............      86,000         20,336
Wasion Group Holdings,
  Ltd. (a)....................      18,000          8,443
Yuexiu Property Co.,
  Ltd. (c)....................     392,000         74,055
                                             ------------
                                                9,369,930
                                             ------------
HUNGARY -- 0.7%
FHB Mortgage Bank NyRt (c)....      19,152         97,259
MOL Hungarian Oil and Gas
  NyRt (a)(c).................       3,930        450,657
OTP Bank NyRt (a).............      15,895        517,732
Richter Gedeon NyRt...........       1,355        267,881
Tiszai Vegyi Kominat NyRt.....       1,977         33,466
                                             ------------
                                                1,366,995
                                             ------------
INDIA -- 8.4%
Adani Enterprises, Ltd. ......         762         12,188
Ambuja Cements, Ltd. .........      13,957         41,729
Ambuja Cements, Ltd. GDR......      17,217         51,617
Amtek Auto, Ltd. .............       6,195         22,582
Anant Raj Industries, Ltd. ...      42,612         60,864
Apollo Hospitals
  Enterprise, Ltd. ...........       3,812         40,676
Ashok Leyland, Ltd. ..........      11,440         12,476
Aurobindo Pharma, Ltd. .......       6,199         23,907
Axis Bank, Ltd. ..............       4,729        135,885
Bajaj Holdings and
  Investment, Ltd. ...........       2,378         40,497
BF Investment, Ltd. (c).......       7,339         10,359
BF Utilities, Ltd. (c)........       9,789        153,725
Bharat Heavy
  Electricals, Ltd. ..........       9,893        453,636
Bharti Airtel, Ltd. ..........      96,756        851,492
Biocon, Ltd. .................       1,716         13,591
Cipla, Ltd. ..................      33,759        248,458
Core Projects &
  Technologies, Ltd. .........       7,245         47,811
Coromandel
  International, Ltd. ........       2,480         19,295
Dish TV India, Ltd. (c).......       8,866         17,414
Dr. Reddy's Laboratories,
  Ltd. ADR....................      10,466        359,298
Era Infra Engineering, Ltd. ..       2,574          9,846
Fortis Healthcare, Ltd. (c)...       3,335         12,209
GAIL India, Ltd. .............      37,148        365,642
Gammon India, Ltd. ...........       2,288          4,693
Godrej Industries, Ltd. ......      18,144         84,079
Grasim Industries, Ltd.
  GDR (b).....................         291         13,643
Grasim Industries, Ltd.
  GDR (b).....................         731         34,105
GTL, Ltd. ....................       1,619          3,317
Gujarat NRE Coke, Ltd. .......      10,579         11,359
Havells India, Ltd. ..........       1,143          9,844
HCL Technologies, Ltd. .......       9,495        105,066
HDFC Bank, Ltd. ..............      13,677        765,961
Hero Honda Motors, Ltd. ......      10,807        449,614
Hindalco Industries, Ltd. ....      34,410        138,787
Hindustan Construction Co. ...      11,629          8,246
Hindustan Unilever, Ltd. .....      85,778        653,853
Housing Development &
  Infrastructure, Ltd. (c)....       9,822         35,111
Housing Development Finance
  Corp., Ltd. ................      73,403      1,153,446
ICICI Bank, Ltd. ADR..........      16,248        801,026
India Infoline, Ltd. .........     132,932        262,578
Indiabulls Real Estate,
  Ltd. (c)....................      14,108         35,663
Indiabulls Wholesale Services,
  Ltd. (c)(d).................       1,891              0
Indian Hotels Co., Ltd. ......      46,436         80,350
Infosys Technologies, Ltd.
  ADR (a).....................      28,288      1,845,226
Infrastructure Development
  Finance Co., Ltd. ..........       4,195         12,275
IRB Infrastructure
  Developers, Ltd. ...........       3,050         11,838
ITC, Ltd. ....................       5,285         24,000
ITC, Ltd. GDR (b)(e)..........      44,342        201,313
ITC, Ltd. GDR (b)(c)..........       4,711         21,341
ITC, Ltd. GDR (b).............         363          1,648
IVRCL Infrastructures &
  Projects, Ltd. .............      11,917         18,648
Jai Corp., Ltd. ..............      42,412        115,749
Jain Irrigation
  Systems, Ltd. ..............       8,105         30,895
Jaiprakash Associates, Ltd. ..      43,563         78,838
Jet Airways India, Ltd. (c)...         762          8,114
Jindal Steel & Power, Ltd. ...       4,004         57,965
JSW Steel, Ltd. (c)...........         856         16,985
Lanco Infratech, Ltd. (c).....      24,307         12,860
Larsen & Toubro, Ltd.
  GDR (a).....................      11,579        472,655
Mahindra & Mahindra,
  Ltd. GDR....................      19,847        309,613
Maruti Suzuki India, Ltd. ....       8,149        210,732
Mercator Lines, Ltd. .........     112,542        101,458
Monnet Ispat, Ltd. ...........       4,280         47,776
MRF, Ltd. ....................          97         14,501
Nagarjuna Construction
  Co., Ltd. ..................       8,007         14,509
Oil & Natural Gas
  Corp., Ltd. ................      96,668        592,950
OnMobile Global, Ltd. (c).....       2,480          5,972
Opto Circuits India, Ltd. ....       2,955         19,669
Patni Computer
  Systems, Ltd. ..............       3,050         22,127
Punj Lloyd, Ltd. .............       8,673         14,774
Rajesh Exports, Ltd. .........       5,241         11,736
REI Agro, Ltd. ...............      29,456         16,770
Reliance Capital, Ltd. .......       4,274         55,540
Reliance
  Communications, Ltd. .......      52,591        112,941
Reliance Industries, Ltd.
  GDR (c).....................      44,849      1,804,724
Reliance Infrastructure,
  Ltd. (c)....................      12,566        150,516
Reliance MediaWorks,
  Ltd. (c)....................      38,941        105,840
Rolta India, Ltd. ............       4,004         11,555
Satyam Computer Services,
  Ltd. (c)....................      30,598         57,496
Sesa Goa, Ltd. ...............      17,634        111,340
Siemens India, Ltd. ..........      11,453        228,048
Sintex Industries, Ltd. ......       8,770         35,510
State Bank of India GDR.......       2,627        289,233
Sun TV Network, Ltd. .........       3,812         29,488
Suzlon Energy, Ltd. (c).......     233,927        251,183
Tata Consultancy
  Services, Ltd. .............      23,298        614,991
Tata Motors, Ltd. ADR (a).....      13,561        305,258
Tata Power Co., Ltd. .........      10,379        304,155
Tata Steel, Ltd. .............      18,218        249,414
Ultratech Cement, Ltd.
  GDR (c).....................         586         12,190
Unitech, Ltd. ................      79,715         57,331
United Breweries
  Holdings, Ltd. .............       6,901         23,156

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
United Breweries, Ltd. .......       2,668   $     31,692
United Spirits, Ltd. .........       1,716         37,479
Wipro, Ltd. ADR (a)...........      28,399        374,015
Zee Entertainment
  Enterprises, Ltd. ..........      20,973         63,338
                                             ------------
                                               17,285,308
                                             ------------
INDONESIA -- 2.9%
Astra International Tbk PT....     169,000      1,252,399
Bank Central Asia Tbk PT......   1,001,500        893,414
Bank Danamon Indonesia
  Tbk PT......................     210,210        147,077
Bank Mandiri Tbk PT...........     598,449        502,459
Bank Rakyat Indonesia Persero
  Tbk PT......................     913,000        692,030
Barito Pacific Tbk PT (c).....     476,000         54,952
Bumi Resources Tbk PT.........     862,000        296,531
Indofood Sukses Makmur
  Tbk PT......................     630,000        422,424
Indosat Tbk PT................     126,000         74,934
Kalbe Farma Tbk PT............     695,000        273,526
Medco Energi Internasional
  Tbk PT......................     330,000         90,432
Perusahaan Gas Negara Tbk PT..     723,000        339,348
Telekomunikasi Indonesia
  Tbk PT......................     364,000        311,982
United Tractors Tbk PT........     207,318        601,973
                                             ------------
                                                5,953,481
                                             ------------
JORDAN -- 0.1%
Arab Bank PLC.................      11,625        137,286
                                             ------------
MALAYSIA -- 3.1%
Aeon Co. M Bhd................     201,100        482,187
Alliance Financial Group Bhd..     217,400        228,956
Berjaya Sports Toto Bhd.......     105,800        157,325
Bintulu Port Holdings Bhd.....      92,394        204,708
Bursa Malaysia Bhd............      44,493        114,051
Carlsberg Brewery Malay Bhd...     323,397        777,566
Dialog Group Bhd..............     465,508        425,502
Digi.Com Bhd..................      28,000        269,290
Genting Bhd...................     169,900        631,322
Genting Malaysia Bhd..........      22,400         26,706
IGB Corp. Bhd.................     230,953        163,682
IOI Corp. Bhd.................     268,460        471,216
KFC Holdings Bhd..............     462,832        590,132
KNM Group Bhd.................     136,412         84,933
Malaysian Airline System
  Bhd (c).....................     251,200        128,117
Malaysian Resources
  Corp. Bhd...................     305,900        225,917
Multi-Purpose Holdings Bhd....     161,960        162,523
Naim Holdings Bhd.............     137,287        111,848
OSK Holdings Bhd..............     261,350        132,428
OSK Property Holdings Bhd.....      18,664          5,347
OSK Ventures International
  Bhd (c).....................      31,200          3,565
SP Setia Bhd..................     205,950        285,104
TA Enterprise Bhd (c).........     276,200         64,488
TA Global Bhd (c).............     111,540         13,668
TA Global Bhd Preference
  Shares (c)..................     111,474         12,367
Tebrau Teguh Bhd (c)..........      19,600          4,966
UEM Land Holdings Bhd (c).....     423,988        394,571
Unisem M Bhd..................      17,200          9,057
WCT Bhd.......................     254,200        260,135
                                             ------------
                                                6,441,677
                                             ------------
MEXICO -- 5.4%
Alfa SAB de CV................      29,984        444,765
America Movil SAB de
  CV (a)(c)...................   2,334,578      3,145,446
Axtel SAB de CV (c)...........      91,832         50,744
Cemex SAB de CV (a)(c)........     527,894        452,857
Coca-Cola Femsa SAB de
  CV (a)......................      36,691        340,162
Consorcio ARA SAB de CV.......      91,246         45,907
Corporacion GEO SAB de
  CV (c)......................      38,743         89,037
Desarrolladora Homex SAB de
  CV (c)......................      17,034         71,379
Empresas ICA SAB de CV (c)....      37,409         85,971
Fomento Economico Mexicano SAB
  de CV.......................     125,686        833,734
Grupo Aeroportuario del
  Sureste SAB de CV...........      36,151        212,863
Grupo Bimbo SAB de CV (a).....     179,228        414,641
Grupo Elektra SA de CV........       5,325        273,681
Grupo Financiero Banorte SAB
  de CV.......................      87,861        399,338
Grupo Financiero Inbursa
  SA (a)......................      35,211        179,885
Grupo Mexico SAB de CV (b)....     261,736        865,765
Grupo Modelo SAB de CV (b)....      46,665        280,581
Grupo Televisa SA de CV
  (Series CPO)................     106,593        523,380
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (c)...................      94,991        166,056
Industrias CH SAB, Series
  B (c).......................      24,409         90,876
Industrias Penoles SA de CV...       8,466        318,617
Kimberly-Clark de Mexico SAB
  de CV.......................      49,196        323,194
Sare Holding SAB de CV (Class
  B) (c)......................     108,495         25,905
Telefonos de Mexico SA de
  CV (a)......................     368,451        304,767
TV Azteca SAB de CV...........     209,912        168,797
Urbi Desarrollos Urbanos SA de
  CV (c)......................      40,882         89,560
Wal-Mart de Mexico SAB de
  CV (a)......................     322,992        955,461
                                             ------------
                                               11,153,369
                                             ------------
MOROCCO -- 0.4%
Banque Marocaine du Commerce
  Exterieur...................      14,854        379,551
Banque Marocaine pour le
  Commerce et l'Industrie SA..       1,307        151,954
Douja Promotion Groupe
  Addoha SA...................       9,024        112,985
Holcim Maroc SA (c)...........         795        242,751
                                             ------------
                                                  887,241
                                             ------------
PERU -- 0.8%
Compania de Minas
  Buenaventura SA.............      15,130        566,708
Credicorp, Ltd. ..............       5,467        470,708
Southern Copper Corp. (a).....      14,216        467,280
Volcan Compania Minera SAA
  (Class B)...................     182,891        184,228
                                             ------------
                                                1,688,924
                                             ------------
PHILIPPINES -- 0.6%
Ayala Land, Inc. .............     730,780        263,071
Banco de Oro Universal
  Bank, Inc. .................     126,080        159,000
Bank of the Philippine
  Islands.....................     233,408        315,089
Filinvest Land, Inc. .........   3,358,000         90,662
Philippine Long Distance
  Telephone Co. ..............       5,625        300,104
                                             ------------
                                                1,127,926
                                             ------------
POLAND -- 1.5%
Asseco Poland SA..............       4,410         79,612
Bank BPH SA (c)...............         939         20,522
Bank Pekao SA.................       8,062        476,325
Bioton SA (c).................     185,388         10,129
BRE Bank SA (c)...............       1,303        154,682

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Cersanit SA (c)...............      14,510   $     52,590
Getin Holding SA (c)..........      16,206         75,443
Globe Trade Centre SA (c).....       9,899         67,068
Grupa Lotos SA (c)............       6,028         99,138
KGHM Polska Miedz SA (c)......       8,642        620,141
Orbis SA (c)..................       4,130         56,761
PBG SA........................       1,110         55,999
Polimex- Mostostal SA.........      38,665         45,351
Polski Koncern Naftowy Orlen
  SA GDR (c)..................      12,077        455,313
Powszechna Kasa Oszczednosci
  Bank Polski SA..............      25,784        394,466
Telekomunikacja Polska SA.....      52,901        321,033
                                             ------------
                                                2,984,573
                                             ------------
RUSSIA -- 10.0%
Evraz Group SA GDR (c)........       3,973        123,759
Gazprom OAO ADR (b)(c)........     388,816      5,668,937
Gazprom OAO ADR (b)(c)........     105,600      1,536,480
Integra Group Holdings
  GDR (c).....................       6,320         20,350
LSR Group GDR.................       6,411         50,647
Lukoil OAO ADR................      48,265      3,069,654
Mechel OAO ADR................      15,037        359,234
MMC Norilsk Nickel OJSC ADR...      52,809      1,383,596
Mobile TeleSystems ADR (a)....      46,189        878,515
Mobile Telesystems OJSC (b)...       2,933         24,142
Mobile Telesystems OJSC (b)...      25,322        205,003
NovaTek OAO GDR...............      11,829      1,633,585
Novolipetsk Steel OJSC GDR....       1,625         63,213
Novorossiysk Commercial Sea
  Port PJSC GDR (c)...........       2,861         25,692
Pharmstandard GDR (c).........       3,340         76,152
Polymetal JSC GDR (b)(c)......       5,449        104,625
Polymetal JSC GDR (b)(c)......         420          8,106
Polyus Gold OJSC ADR..........      10,739        337,205
Rosneft Oil Co. GDR...........     158,301      1,332,894
Rostelecom ADR (a)............       5,219        211,325
Severstal GDR.................      26,829        494,995
Sistema JSFC GDR..............       7,133        183,318
Surgutneftegas OJSC ADR.......     140,287      1,388,841
Tatneft ADR...................      16,341        704,297
TMK OAO GDR...................       2,438         45,469
VimpelCom, Ltd. ADR...........      28,341        361,631
VTB Bank OJSC GDR (e).........      39,959        246,347
X5 Retail Group NV GDR (c)....       1,986         77,653
                                             ------------
                                               20,615,665
                                             ------------
SOUTH AFRICA -- 9.1%
ABSA Group, Ltd. .............      19,104        379,910
Adcock Ingram
  Holdings, Ltd. .............       5,962         52,250
Adcorp Holdings, Ltd. ........      26,921        113,180
Afgri, Ltd. ..................     141,796        136,379
African Bank
  Investments, Ltd. ..........      76,482        388,333
African Rainbow
  Minerals, Ltd. .............       9,383        260,908
Allied Electronics Corp., Ltd.
  Preference Shares...........      32,846        127,188
Anglo Platinum, Ltd. (a)......       3,440        318,678
AngloGold Ashanti, Ltd. ......      14,185        597,406
Aquarius Platinum, Ltd. (a)...      23,556        120,261
ArcelorMittal South
  Africa, Ltd. ...............      11,018        128,384
Aspen Pharmacare Holdings,
  Ltd. (c)....................      30,665        379,976
Aveng, Ltd. ..................      31,782        167,841
Avusa, Ltd. ..................       5,508         19,500
Barloworld, Ltd. .............      13,603        138,257
Bidvest Group, Ltd. ..........      19,938        442,642
Business Connexion
  Group, Ltd. ................     117,025         84,588
Cadiz Holdings................      76,577         33,889
Coronation Fund
  Managers, Ltd. .............     109,384        311,419
Discovery Holdings, Ltd. .....      17,914        101,871
Eqstra Holdings, Ltd. (c).....      17,527         17,581
FirstRand, Ltd. ..............     253,302        741,709
Gold Fields, Ltd. ............      42,410        620,541
Grindrod, Ltd. ...............      53,500        110,094
Group Five, Ltd. .............      15,186         66,981
Harmony Gold Mining
  Co., Ltd. ..................      12,796        169,789
Impala Platinum
  Holdings, Ltd. .............      30,994        832,984
Imperial Holdings, Ltd. ......      10,494        187,697
Investec, Ltd. ...............      11,594         95,417
Invicta Holdings, Ltd. .......      32,447        204,619
JD Group, Ltd. ...............      11,422         71,154
Kagiso Media, Ltd. ...........      59,536        149,916
Kumba Iron Ore, Ltd. (a)......       3,318        236,895
Lewis Group, Ltd. ............      13,743        171,387
Massmart Holdings, Ltd. ......       8,949        184,551
Metorex, Ltd. (c).............      39,627         46,180
MMI Holdings, Ltd. ...........      48,887        122,524
MTN Group, Ltd. ..............      82,441      1,750,002
Murray & Roberts
  Holdings, Ltd. .............      28,122        124,452
Naspers, Ltd. ................      23,823      1,342,262
Nedbank Group, Ltd. ..........      21,933        473,991
Netcare, Ltd. (a).............     119,644        264,738
Northam Platinum, Ltd. .......      14,662         91,857
Pretoria Portland Cement
  Co., Ltd. ..................      11,647         46,045
PSG Group, Ltd. ..............      23,707        167,687
Reinet Investments SCA
  ADR (c).....................       9,567         17,570
Remgro, Ltd. .................      24,549        404,141
RMB Holdings, Ltd. ...........      51,438        202,216
RMI Holdings..................      60,652        110,496
Sanlam, Ltd. .................     116,051        471,805
Sappi, Ltd. (a)(c)............      16,156         82,222
Sasol, Ltd. ..................      26,081      1,369,570
Shoprite Holdings, Ltd. ......      40,906        614,284
Standard Bank Group, Ltd. ....      49,868        735,404
Steinhoff International
  Holdings, Ltd. (a)(c).......      96,123        325,987
Sun International, Ltd. ......       9,457        127,786
Super Group, Ltd. (c).........      74,684          8,703
Telkom SA, Ltd. ..............      15,302         83,067
The Foschini Group, Ltd. .....      17,923        233,218
Tiger Brands, Ltd. ...........      11,171        325,457
Trans Hex Group, Ltd. (c).....       1,437            700
Truworths
  International, Ltd. ........      35,504        383,845
Wilson Bayly Holmes-
  Ovcon, Ltd. ................      13,164        213,607
Woolworths Holdings, Ltd. ....      72,956        320,171
                                             ------------
                                               18,624,162
                                             ------------
TAIWAN -- 11.1%
Acer, Inc. ...................     143,758        250,245
Advanced Semiconductor
  Engineering, Inc. ..........     312,779        343,013
Asustek Computer, Inc. .......      25,689        254,891
AU Optronics Corp.
  ADR (a)(c)..................      62,965        433,199
Cathay Financial Holding
  Co., Ltd. ..................     233,127        360,767
Chang Hwa Commercial Bank.....     311,000        255,526

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Chimei Innolux Corp. (c)......     120,874   $     86,268
China Development Financial
  Holding
   Corp. .....................     678,255        275,094
China Steel Chemical Corp. ...     217,345      1,161,504
China Steel Corp. ............     407,335        490,671
Chinatrust Financial Holding
  Co., Ltd. ..................     451,324        392,818
Chipbond Technology
  Corp. (c)...................      15,000         21,333
Chunghwa Telecom Co., Ltd. ...     139,457        479,689
CMC Magnetics Corp. (c).......     171,000         38,697
Compal Electronics, Inc. .....     293,774        360,013
Delta Electronics, Inc. ......     111,340        408,946
Elite Semiconductor Memory
  Technology, Inc. ...........      89,750        119,985
Epistar Corp. ................      31,850         94,474
Etron Technology, Inc. .......      15,140          8,275
Far Eastern New Century
  Corp. ......................     283,204        441,220
Formosa Chemicals & Fibre
  Corp. ......................     144,460        538,138
Formosa Epitaxy, Inc. ........      15,000         14,831
Formosa Plastics Corp. .......     227,610        820,152
Foxconn Technology
  Co., Ltd. ..................      63,902        264,743
Fubon Financial Holding
  Co., Ltd. ..................     326,983        502,595
Giant Manufacturing
  Co., Ltd. ..................     164,802        662,685
Grape King, Inc. .............     145,000        245,592
Hon Hai Precision Industry
  Co., Ltd. ..................     301,271      1,033,133
Hotai Motor Co., Ltd. ........      84,000        315,839
HTC Corp. ....................      46,856      1,575,814
Hua Nan Financial Holdings
  Co., Ltd. ..................     301,521        234,091
Lite-On Technology Corp. .....     145,009        190,831
MediaTek, Inc. ...............      37,329        405,475
Mega Financial Holding
  Co., Ltd. ..................     182,000        159,040
Mosel Vitelic, Inc. (c).......       6,827          2,151
Nan Ya Plastics Corp. ........     223,690        596,538
National Petroleum
  Co., Ltd. ..................     312,000        439,919
Neo Solar Power Corp. ........      13,768         25,740
Novatek Microelectronics
  Corp. ......................      28,225         90,895
Pan Jit International,
  Inc. (c)....................      13,000         14,641
Pegatron Corp. (c)............      49,686         51,462
Pou Chen Corp. ...............     208,531        192,388
Powerchip Technology
  Corp. (c)...................     234,189         29,189
Powertech Technology, Inc. ...      55,714        186,984
Precision Silicon Corp. (c)...      27,098         29,010
ProMOS Technologies,
  Inc. (c)....................     130,950          3,237
Quanta Computer, Inc. ........     195,664        463,215
Raydium Semiconductor Corp. ..      10,833         44,315
Shin Kong Financial Holding
  Co., Ltd. (c)...............     216,252         92,980
Siliconware Precision
  Industries Co. .............     142,578        183,413
SinoPac Financial Holdings
  Co., Ltd. ..................     451,000        194,698
Solar Applied Materials
  Technology Corp. ...........     110,733        265,619
Solartech Energy Corp. .......       8,565         18,905
Taishin Financial Holdings
  Co., Ltd. (c)...............     403,832        239,711
Taiwan Cement Corp. ..........     248,533        370,331
Taiwan Semiconductor
  Manufacturing Co., Ltd. ....     973,000      2,445,753
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR (a).....................     171,708      2,165,238
Taiwan Tea Corp. .............      89,913         61,667
Tatung Co., Ltd. (c)..........     145,885         67,550
Tripod Technology Corp. ......      55,244        228,873
United Microelectronics Corp.
  ADR (a).....................     213,397        546,296
Unity Opto Technology
  Co., Ltd. ..................      14,541         20,427
Visual Photonics Epitaxy
  Co., Ltd. ..................     100,552        246,098
Wistron Corp. ................     116,248        206,404
                                             ------------
                                               22,763,234
                                             ------------
THAILAND -- 1.9%
Advanced Info Service PCL.....     102,515        347,000
Bangkok Expressway PCL........     294,259        171,432
Banpu PCL.....................      11,608        270,507
Electricity Generating PCL
  (Foreign ownership limit)...      66,474        201,207
IRPC PCL......................     751,058        130,778
Kasikornbank PCL..............      48,000        192,156
PTT Exploration &
  Production PCL..............      91,398        508,676
PTT PCL.......................      61,624        671,897
Siam Cement PCL (b)...........      33,300        382,584
Siam Cement PCL (b)...........         300          3,984
Siam Commercial Bank PCL......      97,002        350,439
Thai Oil PCL..................      92,595        224,518
Tisco Financial Group PCL.....     129,853        158,486
TMB Bank PCL..................   3,759,317        244,707
                                             ------------
                                                3,858,371
                                             ------------
TURKEY -- 1.7%
Akbank TAS....................      85,108        393,048
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................      18,298        247,316
Dogan Sirketler Grubu Holdings
  AS (c)......................     123,152         68,249
Dogan Yayin Holding
  AS (b)(c)...................      51,692         33,740
Dogan Yayin Holding
  AS (b)(c)...................      48,202         32,352
Eregli Demir ve Celik
  Fabrikalari TAS.............      77,307        197,076
Haci Omer Sabanci Holding AS..      45,400        190,658
KOC Holding AS................      64,883        278,869
Migros Ticaret AS (c).........         715          8,343
Tupras-Turkiye Petrol
  Rafinerileri AS.............      10,315        252,794
Turkcell Iletisim
  Hizmetleri AS...............      39,120        210,053
Turkiye Garanti Bankasi AS....     182,677        827,896
Turkiye Is Bankasi............     106,304        325,981
Ulker Biskuvi Sanayi AS.......      43,217        150,088
Yapi ve Kredi Bankasi AS (c)..      68,387        171,810
                                             ------------
                                                3,388,273
                                             ------------
UNITED KINGDOM -- 0.1%
British American Tobacco PLC..       6,102        265,989
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $175,907,224).........                196,887,733
                                             ------------
RIGHTS -- 0.0% (F)
HONG KONG -- 0.0% (F)
China Citic Bank Corp.
  (expiring 07/20/2011) (c)
  (Cost $0)...................      62,800          6,780
                                             ------------
SHORT TERM INVESTMENTS -- 10.2%
UNITED STATES -- 10.2%
MONEY MARKET FUNDS -- 10.2%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (g)(h)............  19,275,876     19,275,876

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
State Street Institutional
  Liquid
  Reserves Fund
  0.15% (h)(i)(j).............   1,674,377   $  1,674,377
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $20,950,253)..........                 20,950,253
                                             ------------
TOTAL INVESTMENTS -- 106.1%
  (Cost $196,857,477).........                217,844,766
OTHER ASSETS &
  LIABILITIES -- (6.1)%.......                (12,612,511)
                                             ------------
NET ASSETS -- 100.0%..........               $205,232,255
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Non-income producing security.
(d)  Security is valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(e) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June
     30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) Amount shown represents less than 0.05% of net assets.
(g) Investments of cash collateral for securities loaned.
(h)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(i) The rate shown is the annualized seven-day yield at period end.
(j) Security, or a portion thereof, is designated on the Fund's books of pledged as collateral for futures contracts.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
IDR = Indonesian Rupiah
RUB = Russian Ruble

At June 30, 2011, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     APPRECIATION
-------                         ----------   ---------   ----------      -----     ------------
Msci Taiwan Index Futures.....   7/28/2011     23,200    $6,778,712   $6,871,840      $93,128

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Oil, Gas & Consumable Fuels........................      17.3%
Commercial Banks...................................      14.7
Metals & Mining....................................       9.9
Wireless Telecommunication Services................       5.9
Semiconductors & Semiconductor
  Equipment........................................       3.5
Internet Software & Services.......................       2.6
Beverages..........................................       2.6
Diversified Telecommunication Services.............       2.1
Insurance..........................................       2.0
Chemicals..........................................       1.9
Real Estate Management & Development...............       1.9
Food Products......................................       1.8
Diversified Financial Services.....................       1.7
Industrial Conglomerates...........................       1.6
IT Services........................................       1.6
Automobiles........................................       1.5
Construction & Engineering.........................       1.5
Media..............................................       1.3
Construction Materials.............................       1.3
Electric Utilities.................................       1.3
Multiline Retail...................................       1.3
Food & Staples Retailing...........................       1.3
Electronic Equipment, Instruments &
  Components.......................................       1.2
Computers & Peripherals............................       1.1
Specialty Retail...................................       1.1
Hotels, Restaurants & Leisure......................       1.1
Communications Equipment...........................       1.1
Pharmaceuticals....................................       0.8
Transportation Infrastructure......................       0.8
Independent Power Producers & Energy
  Traders..........................................       0.8
Capital Markets....................................       0.6
Thrifts & Mortgage Finance.........................       0.6
Machinery..........................................       0.6
Household Durables.................................       0.6
Electrical Equipment...............................       0.5
Tobacco............................................       0.5
Household Products.................................       0.5
Airlines...........................................       0.4
Gas Utilities......................................       0.3
Leisure Equipment & Products.......................       0.3
Marine.............................................       0.3
Personal Products..................................       0.3
Energy Equipment & Services........................       0.3
Paper & Forest Products............................       0.2
Health Care Providers & Services...................       0.2
Water Utilities....................................       0.2
Textiles, Apparel & Luxury Goods...................       0.2
Trading Companies & Distributors...................       0.2
Aerospace & Defense................................       0.1
Distributors.......................................       0.1
Road & Rail........................................       0.1
Health Care Equipment & Supplies...................       0.1
Professional Services..............................       0.1
Building Products..................................       0.0***
Software...........................................       0.0***
Air Freight & Logistics............................       0.0***
Biotechnology......................................       0.0***
Auto Components....................................       0.0***
Short Term Investments.............................      10.2
Other Assets & Liabilities.........................      (6.1)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for Indiabulls
       Wholesale Services, Ltd., which was Level 2 and part of the Real Estate Management Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.0%
BRAZIL -- 24.9%
AES Tiete SA...................     16,050   $   230,232
AES Tiete SA Preference
  Shares.......................     23,629       382,360
Banco do Brasil SA.............     16,438       294,616
CCR SA.........................     11,208       333,245
Cia Energetica do Ceara
  Preference Shares............      3,273        67,461
Companhia de Saneamento de
  Minas Gerais-Copasa MG.......     12,543       251,302
Companhia de Transmissao de
  Energia Electrica Paulista
  Preference Shares............     10,290       330,584
Companhia Energetica de Minas
  Gerais ADR (a)...............     17,790       367,186
Companhia Siderurgica Nacional
  SA ADR (a)...................     17,531       218,436
EDP -- Energias do Brasil SA...     13,857       333,508
Eletropaulo Metropolitana SA
  Preference Shares............     48,806     1,057,815
Light SA.......................     57,125     1,073,573
Marfrig Alimentos SA...........     33,384       329,085
Natura Cosmeticos SA...........     11,372       283,891
Odontoprev SA..................     20,671       344,020
Petroleo Brasileiro SA ADR.....      8,166       276,501
Redecard SA....................     79,705     1,199,975
Souza Cruz SA..................     29,741       378,081
Tractebel Energia SA...........     18,852       331,848
                                             -----------
                                               8,083,719
                                             -----------
CAYMAN ISLANDS -- 0.5%
Shenzhou International Group
  Holdings, Ltd. ..............    116,000       158,021
                                             -----------
CHILE -- 2.7%
AES Gener SA...................    393,535       241,799
Banco de Chile ADR.............      2,141       184,875
Compania General de
  Electricidad SA..............     14,634        83,703
ENTEL Chile SA.................     17,412       352,625
                                             -----------
                                                 863,002
                                             -----------
CHINA -- 5.1%
Bank of China, Ltd. ...........    559,536       272,532
China Dongxiang Group Co. (a)..    748,000       237,437
Guangzhou R&F Properties Co.,
  Ltd. (a).....................    199,911       272,329
Jiangsu Expressway Co., Ltd. ..    278,000       256,877
Soho China Ltd. (a)............    402,000       359,055
Zhejiang Expressway
  Co., Ltd. ...................    332,000       250,027
                                             -----------
                                               1,648,257
                                             -----------
CZECH REPUBLIC -- 7.7%
CEZ AS (a).....................     20,689     1,063,867
Komercni Banka AS..............      1,284       312,914
Telefonica O2 Czech
  Republic AS..................     43,856     1,140,644
                                             -----------
                                               2,517,425
                                             -----------
EGYPT -- 0.7%
Egyptian Co. for Mobile
  Services.....................      3,333        72,328
Telecom Egypt..................     63,818       159,639
                                             -----------
                                                 231,967
                                             -----------
HONG KONG -- 1.6%
China Mobile, Ltd. ............     31,337       289,961
Shenzhen Investment, Ltd. .....    744,000       222,782
                                             -----------
                                                 512,743
                                             -----------
HUNGARY -- 2.0%
Magyar Telekom
  Telecommunications PLC.......    205,265       660,183
                                             -----------
INDONESIA -- 1.6%
Astra International Tbk PT.....     58,500       433,523
Matahari Putra Prima Tbk PT....    586,500        82,755
                                             -----------
                                                 516,278
                                             -----------
MALAYSIA -- 5.4%
Alliance Financial Group Bhd...    129,800       136,699
Boustead Holdings Bhd..........     57,800       118,299
British American Tobacco
  Malaysia Bhd.................      6,400        98,983
Digi.Com Bhd...................     30,600       294,295
DRB-Hicom Bhd..................    456,800       343,413
Lafarge Malayan Cement Bhd.....     56,300       138,909
Public Bank Bhd................     71,000       312,734
UMW Holdings Bhd...............    126,100       301,521
                                             -----------
                                               1,744,853
                                             -----------
MEXICO -- 2.1%
Industrias Penoles SA de CV....      8,960       337,208
Kimberly-Clark de Mexico SAB
  de CV........................     53,452       351,154
                                             -----------
                                                 688,362
                                             -----------
MOROCCO -- 0.9%
Lafarge Ciments................        256        54,620
Maroc Telecom..................     12,258       225,517
                                             -----------
                                                 280,137
                                             -----------
PHILIPPINES -- 1.3%
Globe Telecom, Inc. ...........      5,550       114,496
Philippine Long Distance
  Telephone Co. ADR............      5,739       310,136
                                             -----------
                                                 424,632
                                             -----------
RUSSIA -- 1.3%
Tatneft ADR....................      9,648       415,829
                                             -----------
SOUTH AFRICA -- 10.4%
African Bank
  Investments, Ltd. ...........     55,415       281,367
Growthpoint Properties, Ltd. ..    125,152       338,034
Kumba Iron Ore, Ltd. (a).......      4,915       350,916
Lewis Group, Ltd. .............     16,965       211,568
Massmart Holdings, Ltd. .......      7,121       146,853
Murray & Roberts
  Holdings, Ltd. ..............     52,264       231,291
Nedbank Group, Ltd. ...........     16,156       349,145
Pick'n Pay Holdings, Ltd. .....     72,605       185,074
Steinhoff International
  Holdings, Ltd. (a)(b)........     85,222       289,018
The Foschini Group, Ltd. ......     24,411       317,642
Tiger Brands, Ltd. ............     11,026       321,232
Woolworths Holdings, Ltd. .....     82,515       362,121
                                             -----------
                                               3,384,261
                                             -----------
SOUTH KOREA -- 5.0%
Hyundai Marine & Fire Insurance
  Co., Ltd. ...................     12,870       383,334
Kangwon Land, Inc. ............     12,030       322,257
KT&G Corp. ....................      5,376       334,348
LG Uplus Corp. ................     50,260       272,566

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Woongjin Coway Co., Ltd. ......      8,820   $   313,923
                                             -----------
                                               1,626,428
                                             -----------
TAIWAN -- 20.2%
Asia Cement Corp. .............    284,000       405,382
Chicony Electronics
  Co., Ltd. ...................    148,000       286,483
Chunghwa Telecom Co., Ltd. ....    103,000       354,288
Compal Electronics, Inc. ......    247,000       302,693
Eternal Chemical Co., Ltd. ....    144,000       162,431
Farglory Land Development
  Co., Ltd. ...................    126,000       314,084
Fubon Financial Holding
  Co., Ltd. ...................    230,000       353,526
Highwealth Construction
  Corp. .......................    140,000       328,512
HTC Corp. .....................     11,100       373,304
Macronix International
  Co., Ltd. ...................    437,000       267,767
MediaTek, Inc. ................     24,000       260,693
Pou Chen Corp. ................    325,000       299,842
Quanta Computer, Inc. .........    157,000       371,682
RichTek Technology Corp. ......     36,000       246,906
Taiwan Cement Corp. ...........    284,000       423,180
Taiwan Mobile Co., Ltd. .......    143,000       387,327
Transcend Information, Inc. ...     67,000       196,870
TSRC Corp. ....................    120,000       353,021
U-Ming Marine Transport
  Corp. .......................    158,000       338,294
Wistron Corp. .................    156,000       276,986
Yuanta Financial Holding
  Co., Ltd. ...................    382,000       264,654
                                             -----------
                                               6,567,925
                                             -----------
THAILAND -- 2.7%
Advanced Info Service PCL......    119,200       403,476
Delta Electronics Thai PCL.....    237,300       191,539
Electricity Generating PCL.....     19,200        58,115
Ratchaburi Electricity
  Generating Holding PCL.......    176,800       240,241
                                             -----------
                                                 893,371
                                             -----------
TURKEY -- 2.9%
Petrol Ofisi AS................    149,341       546,235
Turk Telekomunikasyon AS.......     72,608       383,606
                                             -----------
                                                 929,841
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $31,251,530)...........               32,147,234
                                             -----------
SHORT TERM INVESTMENTS -- 4.4%
UNITED STATES -- 4.4%
MONEY MARKET FUNDS -- 4.4%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (c)(d).............  1,435,880     1,435,880
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)...        100           100
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,435,980)............                1,435,980
                                             -----------
TOTAL INVESTMENTS -- 103.4%
  (Cost $32,687,510)...........               33,583,214
OTHER ASSETS &
  LIABILITIES -- (3.4)%........               (1,118,321)
                                             -----------
NET ASSETS -- 100.0%...........              $32,464,893
                                             ===========





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
IDR = Indonesian Rupiah

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Electric Utilities.................................      13.5%
Diversified Telecommunication Services.............       9.8
Wireless Telecommunication Services................       6.9
Commercial Banks...................................       5.7
Real Estate Management & Development...............       5.6
Independent Power Producers & Energy
  Traders..........................................       4.6
Oil, Gas & Consumable Fuels........................       3.8
Computers & Peripherals............................       3.8
IT Services........................................       3.7
Construction Materials.............................       3.1
Semiconductors & Semiconductor
  Equipment........................................       3.0
Metals & Mining....................................       2.8
Transportation Infrastructure......................       2.6
Tobacco............................................       2.5
Automobiles........................................       2.4
Textiles, Apparel & Luxury Goods...................       2.1
Food Products......................................       2.0
Diversified Financial Services.....................       2.0
Household Durables.................................       1.9
Specialty Retail...................................       1.6
Chemicals..........................................       1.6
Multiline Retail...................................       1.4
Insurance..........................................       1.2
Communications Equipment...........................       1.1
Household Products.................................       1.1
Health Care Providers & Services...................       1.1
Marine.............................................       1.0
Food & Staples Retailing...........................       1.0
Hotels, Restaurants & Leisure......................       1.0
Auto Components....................................       0.9
Personal Products..................................       0.9
Capital Markets....................................       0.8
Water Utilities....................................       0.8
Construction & Engineering.........................       0.7
Electronic Equipment, Instruments &
  Components.......................................       0.6
Industrial Conglomerates...........................       0.4
Short Term Investments.............................       4.4
Other Assets & Liabilities.........................      (3.4)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.2%
BRAZIL -- 25.7%
Banco Bradesco SA ADR.........   1,074,615   $ 22,018,861
Banco Santander Brazil
  SA ADS......................     291,421      3,412,540
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a).....................     411,785     13,889,508
Companhia Energetica de Minas
  Gerais ADR (a)..............     225,574      4,655,847
Companhia Siderurgica Nacional
  SA ADR (a)..................     447,839      5,580,074
Gerdau SA ADR.................     357,390      3,759,743
Itau Unibanco Holding SA
  Preference Shares ADR.......   1,301,808     30,657,579
Petroleo Brasileiro SA ADR....     838,755     28,400,244
Tele Norte Leste Participacoes
  SA ADR......................     145,258      2,257,309
Vale SA ADR...................     743,264     23,747,285
                                             ------------
                                              138,378,990
                                             ------------
CHINA -- 34.2%
Agricultural Bank of China,
  Ltd. (a)....................   9,924,000      5,216,278
Baidu, Inc. ADR (b)...........     162,888     22,825,495
Bank of China, Ltd. ..........  33,963,254     16,542,423
China Construction Bank
  Corp. (a)...................  39,748,610     32,948,245
China Life Insurance Co.,
  Ltd. (a)....................   4,173,000     14,265,292
China Merchants Bank Co.,
  Ltd. (a)....................   2,210,436      5,340,555
China Petroleum & Chemical
  Corp. ......................   9,398,288      9,457,169
China Shenhua Energy
  Co., Ltd. ..................   1,952,500      9,309,269
China Telecom Corp., Ltd. ....   7,806,610      5,056,426
Industrial & Commercial Bank
  of China....................  31,379,960     23,833,647
PetroChina Co., Ltd. .........  11,868,171     17,357,081
Ping An Insurance Group Co. of
  China, Ltd. (a).............     918,500      9,484,527
Tencent Holdings, Ltd. (a)....     443,000     12,023,981
                                             ------------
                                              183,660,388
                                             ------------
HONG KONG -- 10.6%
China Mobile, Ltd. ...........   2,902,000     26,852,241
China Overseas Land &
  Investment, Ltd. (a)........   2,174,560      4,661,418
China Unicom (Hong Kong),
  Ltd. (a)....................   2,508,000      5,053,872
CNOOC, Ltd. ..................   8,862,221     20,682,787
                                             ------------
                                               57,250,318
                                             ------------
INDIA -- 7.6%
HDFC Bank, Ltd. ADR (a).......      45,317      7,993,466
ICICI Bank, Ltd. ADR..........     158,264      7,802,415
Infosys Technologies, Ltd.
  ADR (a).....................     271,798     17,729,383
Reliance Industries, Ltd.
  GDR (c).....................     181,015      7,284,044
                                             ------------
                                               40,809,308
                                             ------------
RUSSIA -- 21.1%
Gazprom OAO ADR (b)...........      10,934        159,090
Gazprom OAO ADR (b)...........   3,255,026     47,458,279
Lukoil OAO ADR................     240,122     15,271,759
MMC Norilsk Nickel OJSC ADR...     432,878     11,341,403
Mobile TeleSystems ADR........     272,731      5,187,344
NovaTek OAO GDR...............      84,607     11,684,227
Rosneft Oil Co. GDR...........     890,230      7,495,737
Surgutneftegas OJSC ADR (a)...     543,541      5,381,056
Tatneft ADR...................     134,644      5,803,156
VimpelCom, Ltd. ADR...........     272,954      3,482,893
                                             ------------
                                              113,264,944
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $462,097,560).........                533,363,948
                                             ------------
SHORT TERM INVESTMENTS -- 10.6%
UNITED STATES -- 10.6%
MONEY MARKET FUNDS -- 10.6%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (d)(e)............  56,884,580     56,884,580
State Street Institutional
  Liquid
  Reserves Fund 0.15% (e)(f)..         100            100
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $56,884,680)..........                 56,884,680
                                             ------------
TOTAL INVESTMENTS -- 109.8%
  (Cost $518,982,240).........                590,248,628
OTHER ASSETS &
  LIABILITIES -- (9.8)%.......                (52,906,028)
                                             ------------
NET ASSETS -- 100.0%..........               $537,342,600
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(f) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
RUB = Russian Ruble

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Oil, Gas & Consumable Fuels........................      34.5%
Commercial Banks...................................      28.9
Metals & Mining....................................       8.2
Wireless Telecommunication Services................       6.7
Internet Software & Services.......................       6.5
Insurance..........................................       4.5
IT Services........................................       3.3
Beverages..........................................       2.6
Diversified Telecommunication Services.............       2.2
Real Estate Management & Development...............       0.9
Electric Utilities.................................       0.9
Short Term Investments.............................      10.6
Other Assets & Liabilities.........................      (9.8)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.3%
CZECH REPUBLIC -- 4.2%
CEZ AS (a)....................    115,422   $  5,935,212
Komercni Banka AS.............      7,852      1,913,553
Telefonica O2 Czech
  Republic AS.................     47,263      1,229,256
Unipetrol (b).................     77,426        799,507
                                            ------------
                                               9,877,528
                                            ------------
HUNGARY -- 4.4%
Magyar Telekom
  Telecommunications PLC......    458,182      1,473,626
MOL Hungarian Oil and Gas
  NyRt (a)(b).................     23,832      2,732,837
OTP Bank NyRt.................    133,225      4,339,405
Richter Gedeon NyRt...........     10,199      2,016,323
                                            ------------
                                              10,562,191
                                            ------------
POLAND -- 12.3%
Agora SA......................     68,770        451,152
Asseco Poland SA..............     33,305        601,244
Bank Pekao SA.................     49,577      2,929,148
Bank Zachodni WBK SA..........      1,920        165,053
Bioton SA (b).................  1,625,965         88,841
BRE Bank SA (b)...............      8,025        952,664
Cersanit SA (b)...............     98,247        356,084
Echo Investment SA (b)........    203,771        367,416
Getin Holding SA (b)..........    125,994        586,531
Globe Trade Centre SA (b).....     82,044        555,866
ING Bank Slaski SA............      3,847      1,209,325
KGHM Polska Miedz SA (b)......     55,394      3,975,018
Lubelski Wegiel Bogdanka
  SA (b)......................     15,237        637,719
Netia SA (b)..................    869,156      1,823,603
Orbis SA (b)..................     30,167        414,600
PBG SA........................      6,686        337,308
Polimex- Mostostal SA.........    233,397        273,755
Polska Grupa Energetyczna SA..    159,675      1,394,750
Polski Koncern Naftowy Orlen
  SA (b)......................     97,008      1,828,639
Powszechna Kasa Oszczednosci
  Bank Polski SA..............    237,110      3,627,516
Powszechny Zaklad
  Ubezpieczen SA..............      9,472      1,293,848
Tauron Polska Energia SA......    616,287      1,477,131
Telekomunikacja Polska SA.....    483,312      2,933,005
TVN SA........................    124,607        737,575
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA..............      2,181        293,946
                                            ------------
                                              29,311,737
                                            ------------
RUSSIA -- 63.6%
Evraz Group SA GDR (b)........     73,497      2,289,432
Gazprom Neft JSC ADR..........     92,379      2,170,907
Gazprom OAO ADR (b)(c)........     62,819        914,016
Gazprom OAO ADR (b)(c)........  2,824,206     41,176,923
Integra Group Holdings
  GDR (b).....................    255,961        824,195
Lukoil OAO ADR................    236,607     15,048,205
Mechel OAO ADR (a)............     57,987      1,385,309
MMC Norilsk Nickel OJSC
  ADR (b).....................    474,657     12,436,013
Mobile TeleSystems ADR (a)....    274,772      5,226,163
Mobile Telesystems OJSC.......     14,091        115,987
Mobile Telesystems OJSC.......    121,630        984,700
NovaTek OAO GDR...............     82,236     11,356,792
Novolipetsk Steel OJSC GDR....     18,498        719,572
Pharmstandard GDR (b).........     17,757        404,859
PIK Group GDR (b).............    143,775        546,345
Polymetal JSC GDR (b)(c)......     93,102      1,796,869
Polymetal JSC GDR (b)(c)......      2,369         45,487
Polyus Gold OJSC ADR (c)......     83,008      2,606,451
Polyus Gold OJSC ADR (c)......        353         11,120
Rosneft Oil Co. GDR...........  1,032,794      8,696,125
Rostelecom ADR................     38,200      1,546,775
Sberbank......................  4,240,070     15,603,458
Severstal GDR.................    143,583      2,649,106
Sistema JSFC GDR..............     60,257      1,548,605
Surgutneftegas OJSC ADR.......    677,941      6,711,616
Tatneft ADR...................     74,946      3,230,173
Uralkali GDR (b)(c)...........      1,983         89,235
Uralkali GDR (a)(b)(c)........     92,158      4,147,110
VimpelCom, Ltd. ADR...........    214,512      2,737,173
VTB Bank OJSC GDR.............    608,502      3,751,415
X5 Retail Group NV GDR (b)....     17,331        677,642
                                            ------------
                                             151,447,778
                                            ------------
TURKEY -- 14.8%
Akbank TAS....................    668,235      3,086,061
Anadolu Anonim Turk
  Sigorta (b).................    724,547        499,688
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................    153,020      2,068,220
Arcelik AS....................    398,749      2,037,941
Asya Katilim Bankasi AS (b)...    218,025        339,657
BIM Birlesik Magazalar AS.....     38,141      1,238,878
Dogan Sirketler Grubu Holdings
  AS (b)......................    746,352        413,619
Dogan Yayin Holding
  AS (b)(c)...................    901,667        588,527
Dogan Yayin Holding
  AS (b)(c)...................    780,588        523,917
Dogus Otomotiv Servis ve
  Ticaret AS (b)..............    417,736      1,172,953
Enka Insaat ve Sanayi AS......    285,689        870,789
Eregli Demir ve Celik
  Fabrikalari TAS.............    594,071      1,514,442
Haci Omer Sabanci Holding AS..    350,323      1,471,184
Hurriyet Gazetecilik ve
  Matbaacilik AS (b)..........    556,140        462,309
KOC Holding AS................    454,738      1,954,477
Tupras-Turkiye Petrol
  Rafinerileri AS.............     65,800      1,612,586
Turk Hava Yollari Anonim
  Ortakligi (b)...............    680,045      1,779,674
Turk Telekomunikasyon AS......    116,118        613,481
Turkcell Iletisim
  Hizmetleri AS...............    403,659      2,167,430
Turkiye Garanti Bankasi AS....  1,349,260      6,114,873
Turkiye Halk Bankasi AS.......     88,830        664,584
Turkiye Is Bankasi............    568,091      1,742,052
Vestel Elektronik Sanayi (b)..    377,619        623,164
Yapi ve Kredi Bankasi AS (b)..    629,613      1,581,786
                                            ------------
                                              35,142,292
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $225,240,096).........               236,341,526
                                            ------------
SHORT TERM INVESTMENTS -- 3.4%
UNITED STATES -- 3.4%
MONEY MARKET FUNDS -- 3.4%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (d)(e)............  8,237,237      8,237,237

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
State Street Institutional
  Liquid
  Reserves Fund 0.15% (e)(f)..        100   $        100
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $8,237,337)...........                 8,237,337
                                            ------------
TOTAL INVESTMENTS -- 102.7%
  (Cost $233,477,433).........               244,578,863
OTHER ASSETS &
  LIABILITIES -- (2.7)%.......                (6,485,351)
                                            ------------
NET ASSETS -- 100.0%..........              $238,093,512
                                            ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(f) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Oil, Gas & Consumable Fuels........................      40.6%
Commercial Banks...................................      20.4
Metals & Mining....................................      12.5
Wireless Telecommunication Services................       5.3
Diversified Telecommunication Services.............       4.0
Electric Utilities.................................       3.7
Chemicals..........................................       2.1
Industrial Conglomerates...........................       1.4
Household Durables.................................       1.4
Media..............................................       1.1
Pharmaceuticals....................................       1.0
Beverages..........................................       0.9
Food & Staples Retailing...........................       0.8
Insurance..........................................       0.7
Airlines...........................................       0.7
Diversified Financial Services.....................       0.6
Distributors.......................................       0.5
Real Estate Management & Development...............       0.4
Energy Equipment & Services........................       0.3
Software...........................................       0.3
Construction & Engineering.........................       0.2
Hotels, Restaurants & Leisure......................       0.2
Building Products..................................       0.2
Biotechnology......................................       0.0***
Short Term Investments.............................       3.4
Other Assets & Liabilities.........................      (2.7)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.3%
BRAZIL -- 65.2%
AES Tiete SA Preference
  Shares......................      48,636   $    787,017
All America Latina
  Logistica SA................     117,637        988,685
B2W Companhia Global do
  Varejo......................      46,327        564,909
Banco Bradesco SA ADR (a).....     393,161      8,055,869
Banco do Brasil SA............     115,088      2,062,707
Banco do Brasil SA ADR (a)....      44,019        789,261
Banco Santander Brazil
  SA ADS......................     122,597      1,435,611
BM&FBOVESPA SA................     392,495      2,595,278
BR Malls Participacoes SA.....      62,900        718,685
Bradespar SA Preference
  Shares......................      67,663      1,715,125
Brasil Telecom SA ADR.........      16,131        173,892
Brasil Telecom SA Preference
  Shares ADR..................      28,011        802,795
Braskem SA Preference
  Shares ADR..................      30,789        895,344
BRF -- Brasil Foods SA........      40,565        688,092
BRF -- Brasil Foods SA
  ADR (a).....................      76,205      1,320,633
CCR SA........................      42,247      1,256,120
Centrais Eletricas
  Brasileiras SA..............       9,278        124,063
Centrais Eletricas Brasileiras
  SA ADR......................      67,513        897,147
Cielo SA......................      36,547        912,351
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar Preference Shares
  ADR (a).....................      39,762      1,866,826
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a).....................     188,223      6,348,762
Companhia de Saneamento Basico
  do Estado de Sao Paulo......      39,600      1,178,178
Companhia Energetica de Minas
  Gerais ADR (a)..............     100,460      2,073,494
Companhia Energetica de Sao
  Paulo Preference Shares.....      59,736      1,171,969
Companhia Paranaense de
  Energia Preference Shares...      32,687        868,306
Companhia Siderurgica Nacional
  SA ADR (a)..................     181,916      2,266,673
Cosan SA Industria e
  Comercio....................      38,721        609,721
CPFL Energia SA ADR...........       5,839        507,409
Cyrela Brazil Realty SA.......      81,135        772,269
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes...............      63,235        565,867
Diagnosticos da America SA....      37,800        508,113
Duratex SA....................     131,553      1,112,380
Empresa Brasileira de
  Aeronautica SA..............     115,643        880,878
Fertilizantes Heringer
  SA (b)......................       4,717         29,741
Fibria Celulose SA ADR........      66,276        874,180
Gafisa SA.....................      57,102        271,575
Gerdau SA ADR.................     111,762      1,175,736
Gerdau SA Preference Shares...      21,748        226,911
Gol Linhas Aereas Inteligentes
  SA Preference Shares........      37,069        442,052
Investimentos Itau SA.........      96,217        753,846
Investimentos Itau SA
  Preference Shares...........     567,395      4,354,659
Itau Unibanco Holding SA
  Preference Shares ADR.......     455,455     10,725,965
Itausa -- Investimentos Itau
  SA, ADR (b)(c)..............       5,884         45,196
Itausa -- Investimentos Itau
  SA, ADR (b)(c)..............         949          7,435
JBS SA (b)....................     179,947        619,693
LLX Logistica SA (b)..........     105,705        324,778
Lojas Americanas SA Preference
  Shares......................     162,403      1,574,907
Lojas Renner SA...............      36,332      1,383,744
Metalurgica Gerdau SA
  Preference Shares...........      97,121      1,243,348
MMX Mineracao e Metalicos
  SA (b)......................      21,342        114,070
MRV Engenharia e
  Participacoes SA............       3,432         28,471
Natura Cosmeticos SA..........      46,283      1,155,409
OGX Petroleo e Gas
  Participacoes SA (b)........     146,538      1,368,532
OGX Petroleo e Gas
  Participacoes SA
  ADR (a)(b)..................     115,247      1,100,609
PDG Realty SA Empreendimentos
  e Participacoes.............     212,424      1,195,204
Petroleo Brasileiro SA
  ADR (c).....................     391,363     12,007,017
Petroleo Brasileiro SA
  ADR (c).....................     284,863      9,645,461
Redecard SA...................      52,942        797,053
Souza Cruz SA.................     151,161      1,921,624
TAM SA ADR (a)................      19,770        431,579
Tele Norte Leste Participacoes
  SA ADR......................      50,647        787,054
Tele Norte Leste Participacoes
  SA Preference Shares........       3,474         53,258
Telecomunicacoes de Sao Paulo
  SA Preference Shares........      68,210      1,982,227
Tim Participacoes SA ADR (a)..      23,515      1,157,173
Tim Participacoes SA
  Preference Shares...........      40,460        195,534
Tractebel Energia SA ADR (a)..       6,113        106,471
Ultrapar Participacoes SA
  ADR (a).....................      79,689      1,444,762
Usinas Siderurgicas de Minas
  Gerais SA ADR (a)...........     117,513      1,031,271
Usinas Siderurgicas de Minas
  Gerais SA Preference
  Shares......................      33,539        294,117
Vale SA ADR...................     283,034      9,042,936
Vale SA ADR Preference
  Shares (a)..................     426,176     12,342,057
                                             ------------
                                              129,770,084
                                             ------------
CHILE -- 10.1%
Almendral SA..................   3,860,964        593,297
Antarchile SA.................      59,720      1,273,296
Banco de Chile ADR (a)........       9,692        836,904
Banco de Credito e
  Inversiones.................      22,659      1,503,991
Banco Santander Chile ADR.....       4,625        433,871
CAP SA........................      29,950      1,425,430
Cencosud SA ADR (a)(d)........      15,936      1,716,722
Compania General de
  Electricidad SA.............     170,756        976,686
Empresa Nacional de
  Electricidad SA ADR (a).....      29,158      1,665,213
Empresas CMPC SA..............      30,375      1,616,802
Empresas COPEC SA.............     113,037      2,135,049
Enersis SA ADR................      60,462      1,396,672
Lan Airlines SA ADR (a).......      40,890      1,166,183
SACI Falabella................     246,594      2,589,355
Sociedad Quimica y Minera de
  Chile SA ADR................      11,240        727,453
                                             ------------
                                               20,056,924
                                             ------------
MEXICO -- 20.7%
Alfa SAB de CV................     113,791      1,687,909

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
America Movil SAB de CV.......   7,996,224   $ 10,773,550
Cemex SAB de CV (a)(b)........   1,932,298      1,657,635
Corporacion GEO SAB de
  CV (b)......................     151,289        347,683
Desarrolladora Homex SAB de
  CV (b)......................      74,562        312,442
Empresas ICA SAB de CV (b)....     135,610        311,650
Fomento Economico Mexicano SAB
  de CV.......................     545,957      3,621,588
Grupo Aeroportuario del
  Sureste SAB de CV...........     159,527        939,322
Grupo Bimbo SAB de CV (a).....     711,341      1,645,676
Grupo Carso SA de CV..........     175,749        580,440
Grupo Financiero Banorte SAB
  de CV (a)...................     387,096      1,759,392
Grupo Financiero Inbursa SA...     285,665      1,459,396
Grupo Mexico SAB de CV........     849,972      2,811,520
Grupo Modelo SAB de CV........     200,104      1,203,160
Grupo Televisa SA de CV
  (Series CPO)................     347,718      1,707,323
Grupo Televisa SA de CV ADR...       2,785         68,511
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (b)...................     440,121        769,383
Inmuebles Carso SAB de
  CV (a)(b)...................     238,134        241,243
Kimberly-Clark de Mexico SAB
  de CV.......................     242,428      1,592,633
Minera Frisco SAB de CV (b)...     238,134      1,131,689
Telefonos de Mexico SA de CV..   1,670,422      1,381,703
TV Azteca SAB de CV...........     790,277        635,489
Urbi Desarrollos Urbanos SA de
  CV (b)......................     182,980        400,852
Wal-Mart de Mexico SAB de
  CV (a)......................   1,375,345      4,068,485
                                             ------------
                                               41,108,674
                                             ------------
PERU -- 3.3%
Compania de Minas Buenaventura
  SA ADR, Series B............      52,951      2,011,079
Compania Minera Milpo SA......     227,567        508,941
Credicorp, Ltd. ..............      16,662      1,434,598
Minsur SA.....................     535,530        603,711
Southern Copper Corp. (a).....      44,677      1,468,533
Volcan Compania Minera SAA
  (Class B)...................     509,522        513,246
                                             ------------
                                                6,540,108
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $185,538,110).........                197,475,790
                                             ------------
RIGHTS -- 0.0% (E)
BRAZIL -- 0.0% (E)
JBS SA Rights (b)
  (Cost $0)...................      37,502              0
                                             ------------
SHORT TERM INVESTMENTS -- 11.8%
UNITED STATES -- 11.8%
MONEY MARKET FUNDS -- 11.8%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (f)(g)............  23,033,795     23,033,795
State Street Institutional
  Liquid
  Reserves Fund 0.15% (g)(h)..     339,184        339,184
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $23,372,979)..........                 23,372,979
                                             ------------
TOTAL INVESTMENTS -- 111.1%
  (Cost $208,911,089).........                220,848,769
OTHER ASSETS &
  LIABILITIES -- (11.1)%......                (21,998,178)
                                             ------------
NET ASSETS -- 100.0%..........               $198,850,591
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Amount shown represents less than 0.05% of net assets.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Metals & Mining....................................      20.1%
Commercial Banks...................................      17.9
Oil, Gas & Consumable Fuels........................      12.9
Wireless Telecommunication Services................       6.1
Beverages..........................................       5.6
Food & Staples Retailing...........................       3.8
Electric Utilities.................................       3.4
Diversified Telecommunication Services.............       2.9
Industrial Conglomerates...........................       2.9
Multiline Retail...................................       2.8
Food Products......................................       2.5
Independent Power Producers & Energy
  Traders..........................................       1.9
Paper & Forest Products............................       1.8
Household Durables.................................       1.7
Diversified Financial Services.....................       1.4
Transportation Infrastructure......................       1.3
Media..............................................       1.2
Airlines...........................................       1.0
Tobacco............................................       1.0
IT Services........................................       0.9
Construction Materials.............................       0.8
Chemicals..........................................       0.8
Household Products.................................       0.8
Real Estate Management & Development...............       0.6
Water Utilities....................................       0.6
Personal Products..................................       0.6
Construction & Engineering.........................       0.5
Road & Rail........................................       0.5
Aerospace & Defense................................       0.4
Internet & Catalog Retail..........................       0.3
Health Care Providers & Services...................       0.3
Short Term Investments.............................      11.8
Other Assets & Liabilities.........................     (11.1)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.1%
EGYPT -- 5.8%
Arab Cotton Ginning...........     61,917   $     42,326
Commercial International Bank
  Egypt SAE...................    332,151      1,656,164
Eastern Tobacco...............     36,394        640,866
Egyptian Co. for Mobile
  Services....................     13,600        295,128
Egyptian Financial Group-
  Hermes Holding..............    111,749        376,335
Egyptian International
  Pharmaceutical
  Industrial Co. .............     16,842        107,850
Egyptian Kuwait Holding Co. ..    231,228        298,284
ElSwedy Electric Co. .........     27,439        167,847
Ezz Steel (a).................     95,565        169,883
Juhayna Food Industries (a)...    137,211        127,590
Maridive & Oil Services SAE...     55,270        187,918
Orascom Construction
  Industries..................     39,963      1,805,416
Orascom Telecom Holding SAE
  GDR (a).....................    166,826        577,552
Palm Hills Developments
  SAE (a).....................    166,438         64,975
Sidi Kerir
  Petrochemicals Co. .........    104,252        254,844
Six of October Development &
  Investment Co. .............     17,857        185,735
Suez Cement Co. ..............     54,673        359,540
Talaat Moustafa Group (a).....    487,471        401,019
Telecom Egypt.................    170,014        425,284
                                            ------------
                                               8,144,556
                                            ------------
MOROCCO -- 4.7%
Attijariwafa Bank.............     54,029      2,471,191
Banque Centrale Populaire.....     16,223        829,063
Banque Marocaine du Commerce
  Exterieur...................     67,516      1,725,175
Banque Marocaine pour le
  Commerce et l'Industrie SA..      4,412        512,948
Ciments du Maroc..............      5,443        723,911
Douja Promotion Groupe
  Addoha SA...................     28,053        351,238
                                            ------------
                                               6,613,526
                                            ------------
SOUTH AFRICA -- 88.6%
ABSA Group, Ltd. .............     92,862      1,846,692
Acucap Properties, Ltd. ......     41,742        218,593
Adcock Ingram
  Holdings, Ltd. .............     66,697        584,521
Adcorp Holdings, Ltd. ........     22,006         92,517
Afgri, Ltd. ..................    153,332        147,474
African Bank
  Investments, Ltd. ..........    283,423      1,439,065
African Oxygen, Ltd. .........     41,591        120,558
African Rainbow
  Minerals, Ltd. .............     37,688      1,047,970
Allied Electronics Corp., Ltd.
  Preference Shares...........     84,013        325,320
Allied Technologies, Ltd. ....     20,018        172,009
Anglo Platinum, Ltd. (b)......     19,345      1,792,102
AngloGold Ashanti, Ltd. ......    141,835      5,973,432
Aquarius Platinum, Ltd. (b)...    144,957        740,054
ArcelorMittal South
  Africa, Ltd. ...............     52,229        608,581
Aspen Pharmacare Holdings,
  Ltd. (a)....................    162,708      2,016,149
Assore, Ltd. .................     20,303        657,549
Astral Foods, Ltd. ...........     16,503        311,607
Aveng, Ltd. ..................    152,897        807,451
AVI, Ltd. ....................    101,479        467,052
Avusa, Ltd. ..................     72,250        255,790
Barloworld, Ltd. .............     87,769        892,061
Basil Read Holdings, Ltd. ....     56,578        111,337
Bidvest Group, Ltd. ..........    110,776      2,459,328
Blue Label Telecoms, Ltd. ....    100,812         74,802
Business Connexion
  Group, Ltd. ................    117,489         84,923
Capital Property Fund.........    163,766        199,061
Cipla Medpro South
  Africa, Ltd. ...............    154,188        156,940
City Lodge Hotels, Ltd. ......     10,346         99,553
Clicks Group, Ltd. ...........    120,323        749,911
Coronation Fund
  Managers, Ltd. .............     76,879        218,877
DataTec, Ltd. ................    112,984        642,670
Discovery Holdings, Ltd. .....    140,359        798,177
Distribution and Warehousing
  Network, Ltd. (a)...........     58,859         55,481
DRDGOLD, Ltd. (b).............    186,940         90,175
Emira Property Fund...........     87,847        172,739
Eqstra Holdings, Ltd. (a).....    152,685        153,158
Esorfranki, Ltd. (a)..........    167,819         53,225
Evraz Highveld Steel and
  Vanadium, Ltd. (a)(b).......      8,972         71,469
Exxaro Resources, Ltd. (b)....     70,338      1,851,781
FirstRand, Ltd. ..............  1,450,792      4,248,152
Fountainhead Property Trust...    679,690        645,700
Gold Fields, Ltd. ............    284,769      4,166,726
Gold Reef Resorts, Ltd. (b)...     79,328        194,371
Grindrod, Ltd. ...............    192,937        397,031
Group Five, Ltd. .............     41,954        185,046
Growthpoint Properties,
  Ltd. (b)....................    482,222      1,302,476
Harmony Gold Mining
  Co., Ltd. ..................    145,723      1,933,587
Hudaco Industries, Ltd. ......      9,585        115,800
Hyprop Investments, Ltd. .....     92,038        739,943
Illovo Sugar, Ltd. ...........     77,091        291,351
Impala Platinum
  Holdings, Ltd. .............    189,207      5,085,060
Imperial Holdings, Ltd. ......     61,165      1,094,004
Investec, Ltd. ...............     67,511        555,604
JD Group, Ltd. (b)............     56,298        350,710
JSE, Ltd. (b).................     29,923        280,294
Kumba Iron Ore, Ltd. (b)......     31,159      2,224,658
Lewis Group, Ltd. ............     33,967        423,598
Liberty Holdings, Ltd. .......     42,058        446,079
Life Healthcare Group
  Holdings, Ltd. .............    320,510        831,652
Massmart Holdings, Ltd. ......     36,160        745,710
Medi-Clinic Corp., Ltd. ......    108,185        494,724
Merafe Resources, Ltd. .......    645,171        110,400
Metorex, Ltd. (a).............    274,345        319,712
MMI Holdings, Ltd. ...........    449,528      1,126,638
Mondi, Ltd. ..................     62,292        606,380
Mr. Price Group, Ltd. ........    105,417      1,060,546
MTN Group, Ltd. ..............    456,523      9,690,760
Murray & Roberts
  Holdings, Ltd. .............    111,523        493,537
Nampak, Ltd. (b)..............    227,977        761,717
Naspers, Ltd. ................    157,311      8,863,392
Nedbank Group, Ltd. ..........    134,234      2,900,912
Netcare, Ltd. (b).............    497,165      1,100,085
Northam Platinum, Ltd. .......    129,572        811,760
Omnia Holdings, Ltd. (a)......     19,062        223,041
Petmin, Ltd. .................    221,359         94,696
Pick n Pay Stores, Ltd. (b)...    128,605        787,300
Pick'n Pay Holdings, Ltd. ....     91,786        233,967
Pioneer Foods, Ltd. ..........     34,924        299,834
Pretoria Portland Cement Co.,
  Ltd. (b)....................    218,014        861,893
Raubex Group, Ltd. (b)........     53,026        126,014

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Redefine Properties, Ltd. ....  1,008,379   $  1,167,691
Remgro, Ltd. .................    144,965      2,386,502
Resilient Property Income
  Fund, Ltd. .................     89,017        412,322
Reunert, Ltd. ................     67,911        612,391
RMB Holdings, Ltd. ...........    250,698        985,559
RMI Holdings..................    275,647        502,174
SA Corporate Real Estate
  Fund........................    738,134        361,499
Sanlam, Ltd. .................    570,224      2,318,244
Sappi, Ltd. (a)(b)............    213,097      1,084,503
Sasol, Ltd. ..................    180,187      9,462,010
Shoprite Holdings, Ltd. ......    179,517      2,695,800
Simmer & Jack Mines,
  Ltd. (a)....................    363,730          1,610
Standard Bank Group, Ltd. ....    370,537      5,464,314
Steinhoff International
  Holdings, Ltd. (a)(b).......    497,724      1,687,959
Sun International, Ltd. ......     31,811        429,840
Super Group, Ltd. (a).........  1,106,345        128,929
Telkom SA, Ltd. ..............     83,539        453,494
The Foschini Group, Ltd. .....     74,247        966,120
The Spar Group, Ltd. .........     67,934        904,317
Tiger Brands, Ltd. ...........     60,197      1,753,785
Tongaat Hulett, Ltd. .........     33,542        440,366
Truworths
  International, Ltd. ........    170,257      1,840,704
Village Main Reef, Ltd. (a)...    172,369         31,529
Vodacom Group, Ltd. (b).......    102,754      1,272,488
Wilson Bayly Holmes-
  Ovcon, Ltd. ................     31,263        507,292
Woolworths Holdings, Ltd. ....    317,051      1,391,395
                                            ------------
                                             125,047,851
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $135,047,805).........               139,805,933
                                            ------------
SHORT TERM INVESTMENTS -- 4.2%
UNITED STATES -- 4.2%
MONEY MARKET FUNDS -- 4.2%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (c)(d)............  5,305,947      5,305,947
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)..    649,688        649,688
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,955,635)...........                 5,955,635
                                            ------------
TOTAL INVESTMENTS -- 103.3%
  (Cost $141,003,440).........               145,761,568
OTHER ASSETS &
  LIABILITIES -- (3.3)%.......                (4,647,092)
                                            ------------
NET ASSETS -- 100.0%..........              $141,114,476
                                            ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c) Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.


GDR = Global Depositary Receipt

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Metals & Mining....................................      19.8%
Commercial Banks...................................      12.5
Wireless Telecommunication Services................       8.5
Oil, Gas & Consumable Fuels........................       6.7
Diversified Financial Services.....................       6.6
Media..............................................       6.5
Real Estate Management & Development...............       3.8
Food & Staples Retailing...........................       3.8
Insurance..........................................       3.7
Specialty Retail...................................       3.3
Construction & Engineering.........................       2.9
Food Products......................................       2.6
Industrial Conglomerates...........................       2.3
Pharmaceuticals....................................       2.0
Health Care Providers & Services...................       1.7
Multiline Retail...................................       1.5
Construction Materials.............................       1.4
Paper & Forest Products............................       1.2
Household Durables.................................       1.2
Capital Markets....................................       1.1
Distributors.......................................       0.8
Trading Companies & Distributors...................       0.7
Diversified Telecommunication Services.............       0.6
Containers & Packaging.............................       0.5
Real Estate Investment Trusts......................       0.5
Hotels, Restaurants & Leisure......................       0.5
Electronic Equipment, Instruments &
  Components.......................................       0.5
Tobacco............................................       0.5
Chemicals..........................................       0.5
Marine.............................................       0.3
Energy Equipment & Services........................       0.1
Electrical Equipment...............................       0.1
Auto Components....................................       0.1
Professional Services..............................       0.1
IT Services........................................       0.1
Commercial Services & Supplies.....................       0.1
Textiles, Apparel & Luxury Goods...................       0.0***
Short Term Investments.............................       4.2
Other Assets & Liabilities.........................      (3.3)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 7.6%
Abacus Property Group.........      76,419   $    188,991
Alumina, Ltd. ................      64,996        146,824
Amcor, Ltd. ..................      13,506        104,109
AMP, Ltd. ....................      25,815        135,147
Ansell, Ltd. .................      16,428        249,043
APA Group (a).................      14,878         64,828
Aristocrat Leisure, Ltd. (a)..      23,711         61,432
Australia & New Zealand
  Banking Group, Ltd. ........      20,553        484,089
BHP Billiton, Ltd. ...........      33,399      1,566,155
Billabong
  International, Ltd. ........      13,745         88,439
BlueScope Steel, Ltd. ........      31,778         40,996
Brambles, Ltd. ...............      22,093        170,773
Bunnings Warehouse Property
  Trust.......................      29,111         57,034
Commonwealth Bank of
  Australia...................      13,543        758,305
Computershare, Ltd. ..........      13,377        127,031
ConnectEast Group (a).........     254,994        125,578
CSL, Ltd. ....................       7,794        275,861
CSR, Ltd. (a).................      22,207         68,947
DUET Group (a)................      97,632        177,692
Envestra, Ltd. ...............     323,657        239,090
Foster's Group, Ltd. .........      26,631        146,832
GWA International, Ltd. ......      54,066        159,178
Harvey Norman Holdings,
  Ltd. (a)....................      40,340        107,538
Hills Industries, Ltd. .......      46,346         59,294
Insurance Australia
  Group, Ltd. ................      30,457        110,865
Lend Lease Group..............      17,387        166,972
Macquarie Group, Ltd. ........       4,295        143,695
MAp Group.....................      43,787        156,574
National Australia
  Bank, Ltd. .................      16,121        442,179
Newcrest Mining, Ltd. ........      11,178        451,282
Origin Energy, Ltd. ..........      15,078        254,890
OZ Minerals, Ltd. ............       8,185        115,670
Perpetual, Ltd. (a)...........       3,439         91,787
QBE Insurance Group, Ltd. ....      10,548        194,799
Rio Tinto, Ltd. ..............       4,868        432,517
Santos, Ltd. .................      12,206        176,937
Sonic Healthcare, Ltd. (a)....      12,340        170,028
Suncorp Group, Ltd. ..........      18,810        163,923
Tatts Group, Ltd. ............      56,843        146,055
Toll Holdings, Ltd. (a).......      13,510         70,149
Treasury Wine Estates,
  Ltd. (a)(b).................       8,876         32,309
Wesfarmers, Ltd. .............      12,558        428,210
Westfield Group...............      16,275        150,892
Westfield Retail Trust........      13,853         40,192
Westpac Banking Corp. ........      21,197        505,157
Woodside Petroleum, Ltd. .....       7,316        321,133
Woolworths, Ltd. .............      15,113        448,994
WorleyParsons, Ltd. ..........       3,992        120,693
                                             ------------
                                               10,939,108
                                             ------------
AUSTRIA -- 0.3%
Erste Group Bank AG...........       2,649        138,840
OMV AG........................       2,820        123,168
Voestalpine AG................       2,991        165,069
                                             ------------
                                                  427,077
                                             ------------
BELGIUM -- 0.9%
Ageas.........................      37,287        101,147
Ageas VVPR Strip (b)..........         592              1
Anheuser-Busch InBev NV.......       7,142        414,193
Bekaert NV (a)................         792         60,285
Delhaize Group................       2,024        151,713
Dexia SA (a)(b)...............      14,546         45,279
Gimv NV.......................       2,234        142,255
KBC Groep NV (a)..............       2,164         85,026
UCB SA (a)....................       2,721        122,237
Umicore.......................       3,969        216,425
                                             ------------
                                                1,338,561
                                             ------------
CANADA -- 9.4%
AGF Management, Ltd. .........       5,347        103,660
Agnico-Eagle Mines, Ltd. .....       2,261        142,862
Agrium, Inc. .................       3,025        265,451
Bank of Montreal (a)..........       4,841        307,735
Bank of Nova Scotia (a).......       9,616        578,893
Barrick Gold Corp. ...........       9,672        438,853
BCE, Inc. (a).................       2,200         86,213
Bombardier, Inc. (Class B)....      23,791        171,327
Brookfield Asset Management,
  Inc. (Class A) (a)..........       5,829        193,817
Cameco Corp. .................       6,369        167,887
Canadian Imperial Bank of
  Commerce (a)................       3,568        281,529
Canadian National Railway
  Co. (a).....................       5,560        444,408
Canadian Natural
  Resources, Ltd. ............      12,173        509,952
Canadian Oil Sands, Ltd. (a)..       5,561        160,359
Canadian Pacific
  Railway, Ltd. ..............       2,854        177,935
Canadian Western Bank.........       6,763        215,833
Cenovus Energy, Inc. (a)......       6,173        232,823
CGI Group, Inc. (Class
  A) (b)......................      11,904        293,684
Crescent Point Energy
  Corp. (a)...................       5,710        263,698
EnCana Corp. (a)..............       7,570        233,587
Fairfax Financial
  Holdings, Ltd. .............         346        138,386
First Quantum
  Minerals, Ltd. .............       1,404        204,570
Gildan Activewear, Inc. ......       4,023        141,687
Goldcorp, Inc. ...............       8,056        389,402
Husky Energy, Inc. (a)........       5,549        151,216
IAMGOLD Corp. (a).............       6,782        127,474
Imperial Oil, Ltd. (a)........       4,831        224,856
Kinross Gold Corp. ...........       8,804        138,934
Magna International, Inc.
  (Class A) (a)...............       4,539        245,269
Manulife Financial Corp. (a)..      16,676        295,126
National Bank of Canada (a)...       1,500        121,573
Nexen, Inc. ..................       7,929        178,610
Nordion, Inc. ................       8,854         96,696
Penn West Petroleum,
  Ltd. (a)....................       4,100         94,609
Potash Corp. of
  Saskatchewan, Inc. .........      10,100        576,425
Power Corp. of Canada (a).....       3,000         83,587
Research In Motion, Ltd. (b)..       5,188        149,872
Richelieu Hardware, Ltd. .....       7,620        219,733
Rogers Communications, Inc.
  (Class B) (a)...............       6,042        239,088
Royal Bank of Canada (a)......      11,360        648,924
Russel Metals, Inc. ..........       7,482        190,558
Shaw Communications,
  Inc. (a)....................       6,542        149,061
Sherritt International
  Corp. ......................      13,066         83,126
Silver Wheaton Corp. (a)......       3,200        105,539
Sino-Forest Corp. (a)(b)......       4,520         14,987
Sun Life Financial, Inc. (a)..       6,202        186,683
Suncor Energy, Inc. ..........      17,464        684,011

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Talisman Energy, Inc. ........      13,813   $    283,531
Teck Resources, Ltd.
  (Class B)...................       6,441        327,155
TELUS Corp. (a)...............       2,986        157,236
Thomson Reuters Corp. (a).....       3,400        127,566
TMX Group, Inc. (a)...........       3,302        149,858
Toronto-Dominion Bank (a).....       7,173        607,821
TransCanada Corp. (a).........       7,113        312,129
Valeant Pharmaceuticals
  International, Inc. ........       2,700        140,301
Yamana Gold, Inc. ............      10,783        125,807
                                             ------------
                                               13,381,912
                                             ------------
CHINA -- 0.6%
Chong Hing Bank, Ltd. ........      58,000        131,038
Dah Sing Banking
  Group, Ltd. ................     102,117        142,783
Dah Sing Financial
  Holdings, Ltd. .............      15,068         76,780
Hongkong Land Holdings,
  Ltd. (a)....................      30,000        213,600
Sino Land Co., Ltd. ..........      66,043        105,754
Transport International
  Holdings, Ltd. .............      50,800        149,177
                                             ------------
                                                  819,132
                                             ------------
DENMARK -- 1.1%
A P Moller -- Maersk A/S......          27        232,811
Danske Bank A/S (b)...........       8,037        148,802
DSV A/S.......................       7,332        175,725
FLSmidth & Co. A/S (a)........       1,886        160,130
GN Store Nord A/S.............      17,274        166,273
Novo Nordisk A/S (Class B)....       4,464        560,104
SimCorp A/S...................         538        106,144
Vestas Wind Systems
  A/S (a)(b)..................       2,568         59,650
                                             ------------
                                                1,609,639
                                             ------------
FINLAND -- 1.4%
Amer Sports Oyj (Class A).....       1,082         17,978
Elisa Oyj.....................       4,450         95,810
Fortum Oyj....................       3,608        104,464
Kemira Oyj (a)................       5,897        102,084
Kesko Oyj (Class B)...........         596         27,721
Kone Oyj (Class B)............       1,848        116,095
Konecranes OYJ................         552         22,425
Lassila & Tikanoja Oyj........       5,935        103,946
Metso Oyj.....................       2,947        167,362
Neste Oil Oyj.................       4,674         73,255
Nokia Oyj.....................      34,744        225,170
Pohjola Bank PLC..............       7,311         94,550
Sampo Oyj (Class A)...........       4,884        157,695
Sanoma Oyj (a)................       4,917         91,107
Stockmann Oyj Abp (Class B)...       3,155         89,381
Stora Enso Oyj................       9,590        100,596
Tikkurila Oy..................       1,473         34,149
UPM-Kymmene Oyj...............       6,985        127,704
Wartsila Oyj..................       4,220        142,497
YIT Oyj.......................       4,336        108,380
                                             ------------
                                                2,002,369
                                             ------------
FRANCE -- 8.4%
Accor SA......................       2,724        121,779
Air Liquide SA................       2,172        311,254
Alcatel-Lucent (b)............      31,864        184,238
Alstom SA (a).................       2,464        151,900
AXA SA........................      17,751        403,287
BNP Paribas...................       7,871        607,448
Bourbon SA (a)................       2,398        104,233
Bouygues SA...................       3,021        132,780
Cap Gemini SA.................       2,284        133,783
Carrefour SA (a)(b)...........       6,185        253,954
Casino Guichard-Perrachon SA..       1,272        119,874
Compagnie de Saint-Gobain.....       4,914        318,147
Compagnie Generale de
  Geophysique-Veritas (b).....       3,537        130,254
Compagnie Generale des
  Etablissements Michelin.....       2,164        211,591
Credit Agricole SA............       9,680        145,538
Danone........................       6,432        479,793
Edenred.......................       2,724         83,095
EDF SA (a)....................       2,441         95,927
Essilor International SA......       3,367        273,030
France Telecom SA.............      16,678        354,608
GDF Suez......................      12,055        441,056
Guyenne et Gascogne SA........       1,303        192,505
Hermes International (a)......       1,192        352,384
L'Oreal SA....................       2,339        303,716
Lafarge SA (a)................       1,870        119,144
Lagardere SCA.................       2,481        104,801
LVMH Moet Hennessy Louis
  Vuitton SA..................       1,994        358,773
Nexans SA.....................       1,359        127,875
Pernod -- Ricard SA (a).......       2,519        248,238
Peugeot SA....................       2,409        107,819
PPR...........................       1,088        193,709
Publicis Groupe SA............       3,199        178,334
Renault SA....................       2,186        129,580
Sanofi-Aventis SA.............       9,834        790,453
Schneider Electric SA (a).....       2,699        450,794
Societe Generale..............       6,324        375,189
Sodexo........................       1,851        145,079
Technip SA....................       1,951        209,123
Total SA......................      20,791      1,202,135
Unibail-Rodamco SE............         777        179,626
Valeo SA (a)..................       2,329        158,975
Vallourec SA..................       1,619        197,150
Veolia Environnement..........       5,708        160,963
Vinci SA......................       5,199        332,943
Vivendi SA....................       9,757        271,253
                                             ------------
                                               11,948,130
                                             ------------
GERMANY -- 7.4%
Adidas AG.....................       3,094        245,375
Allianz SE....................       4,183        584,214
BASF SE.......................       8,127        796,172
Bayer AG......................       7,472        600,597
Bayerische Motoren Werke AG...       3,512        350,372
Bilfinger Berger AG...........       1,674        165,500
Commerzbank AG (b)............      21,323         91,787
Daimler AG....................       9,590        721,620
Deutsche Bank AG..............       8,221        485,708
Deutsche Boerse AG............       2,339        177,699
Deutsche Post AG..............       9,515        182,788
Deutsche Telekom AG...........      26,976        422,987
E.ON AG.......................      16,233        460,941
Fresenius Medical Care AG &
  Co. KGaA....................       2,783        208,001
Fresenius SE..................       1,880        196,197
GEA Group AG..................       5,396        193,120

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Henkel AG & Co. KGaA
  Preference Shares...........       1,586   $    110,075
Hochtief AG...................       1,387        115,830
Infineon Technologies AG......      20,789        233,652
K+S AG........................       2,130        163,673
Lanxess AG....................         741         60,808
Linde AG......................       1,450        254,166
MAN SE (a)....................       1,634        217,858
Merck KGaA....................       1,288        139,943
Muenchener Rueckversicherungs-
  Gesellschaft AG.............       2,083        318,463
Porsche Automobil Holding SE
  Preference Shares...........       2,094        166,068
Puma AG Rudolf Dassler Sport..         320        101,211
Rheinmetall AG................         352         31,157
RWE AG........................       4,211        233,437
Salzgitter AG (a).............         829         63,209
SAP AG........................       8,835        534,793
Siemens AG....................       8,212      1,127,513
ThyssenKrupp AG...............       4,157        215,978
Volkswagen AG.................         907        166,612
Volkswagen AG Preference
  Shares......................       1,447        298,641
Wincor Nixdorf AG.............       1,791        129,406
                                             ------------
                                               10,565,571
                                             ------------
GREECE -- 0.1%
Hellenic Telecommunications
  Organization SA ADR (a).....      18,469         86,619
National Bank of Greece SA
  ADR (a)(b)..................      51,302         73,362
                                             ------------
                                                  159,981
                                             ------------
HONG KONG -- 2.3%
Bank of East Asia, Ltd. (a)...      40,447        166,076
CLP Holdings, Ltd. ...........      23,500        208,235
Esprit Holdings, Ltd. ........      24,769         77,033
Giordano
  International, Ltd. ........     374,000        317,224
Hang Lung Group, Ltd. ........      31,000        196,408
Hang Lung Properties, Ltd. ...      48,000        196,781
Hong Kong Exchanges and
  Clearing, Ltd. (a)..........      15,393        322,647
Hopewell Holdings.............      31,500         99,788
Hysan Development Co.,
  Ltd. (a)....................      56,251        277,957
Li & Fung, Ltd. ..............     108,000        215,132
New World Development
  Co., Ltd. ..................      81,161        122,661
Pacific Basin
  Shipping, Ltd. .............     137,000         78,172
Sun Hung Kai
  Properties, Ltd. ...........      16,000        232,970
Swire Pacific, Ltd. ..........      17,500        257,060
The Link REIT.................      65,646        223,987
Wheelock & Co., Ltd. .........      53,000        212,511
Wing Hang Bank, Ltd. .........      11,644        127,420
                                             ------------
                                                3,332,062
                                             ------------
IRELAND -- 0.6%
Anglo Irish Bank Corp.
  PLC (b)(c)..................       5,635              0
C&C Group PLC.................          80            416
CRH PLC.......................       8,221        182,006
DCC PLC.......................       5,769        164,314
Grafton Group PLC.............      19,363         94,748
Kingspan Group PLC............      11,939        117,706
United Drug PLC...............      35,013        119,904
Willis Group Holdings
  PLC (a).....................       3,819        156,999
                                             ------------
                                                  836,093
                                             ------------
ISRAEL -- 0.6%
Teva Pharmaceutical
  Industries, Ltd. ADR........      17,204        829,577
                                             ------------
ITALY -- 2.5%
Assicurazioni Generali SpA....      11,433        241,183
Atlantia SpA..................       6,136        130,597
Banca Piccolo Credito
  Valtellinese Scarl..........      12,097         49,389
Banca Popolare dell'Etruria e
  del Lazio Scrl (b)..........      18,914         54,708
Banca Popolare di Milano
  Scarl (a)...................      12,803         30,238
Banco Popolare Societa
  Cooperativa.................      27,981         64,463
Davide Campari-Milano SpA.....      30,043        246,973
Enel SpA (a)..................      35,295        230,481
ENI SpA.......................      22,711        537,048
Fiat Industrial SpA (b).......       9,061        116,920
Fiat SpA......................      10,646        116,844
Finmeccanica SpA..............       6,200         75,014
Intesa Sanpaolo SpA...........     124,833        332,296
Parmalat SpA (b)..............      47,872        180,042
Pirelli & C. SpA..............      15,460        166,989
Prelios SpA (a)(b)............      12,580          8,846
Saipem SpA....................       4,893        252,550
Societa Cattolica di
  Assicurazioni Scrl..........       3,477         84,640
Telecom Italia SpA............     142,650        198,445
UBI Banca ScpA................       9,216         51,870
UniCredit SpA.................     165,425        350,168
                                             ------------
                                                3,519,704
                                             ------------
JAPAN -- 17.0%
Advantest Corp. (a)...........       4,900         89,312
Aeon Co., Ltd. (a)............      10,620        127,293
Aoyama Trading Co., Ltd. .....       8,300        142,239
Asahi Breweries, Ltd. (a).....       9,936        198,695
Asahi Kasei Corp. (a).........      26,550        177,526
Astellas Pharma, Inc. ........       5,310        204,812
Bridgestone Corp. (a).........       7,965        182,063
Canon, Inc. (a)...............      10,416        491,394
Casio Computer Co., Ltd. (a)..      13,500         94,447
Central Japan Railway Co. ....          27        211,293
Chubu Electric Power
  Co., Inc. ..................       7,965        154,842
Chugai Pharmaceutical Co.,
  Ltd. (a)....................       5,580         90,927
Chuo Mitsui Trust
  Holdings, Inc. .............      65,550        226,454
Credit Saison Co., Ltd. ......       8,300        138,436
Daiichi Sankyo Co., Ltd. .....       7,965        154,744
Daikin Industries, Ltd. ......       5,310        186,600
Daito Trust Construction
  Co., Ltd. ..................       2,655        223,880
Daiwa Securities Group,
  Inc. (a)....................      26,550        116,049
Denso Corp. ..................       5,310        196,068
East Japan Railway Co. .......       2,800        159,485
Eisai Co., Ltd. (a)...........       2,751        106,790
FANUC Corp. ..................       2,655        439,870
Fast Retailing Co., Ltd. (a)..       1,000        160,599
FUJIFILM Holdings Corp. ......       5,310        164,310
Fujitsu, Ltd. ................      30,513        173,043
Fukuoka Financial
  Group, Inc. ................      26,550        110,132
Furukawa Electric Co.,
  Ltd. (a)....................      25,550        105,667
Hankyu Hanshin
  Holdings, Inc. .............      27,513        108,335
Hitachi, Ltd. (a).............      48,475        283,911

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Honda Motor Co., Ltd. (a).....      12,875   $    491,820
Hoya Corp. ...................       7,306        160,486
Ibiden Co., Ltd. (a)..........       3,100         96,155
Isuzu Motors, Ltd. ...........      33,000        154,866
ITOCHU Corp. .................      26,550        273,850
Japan Digital Laboratory
  Co., Ltd. ..................      16,120        189,624
Japan Tobacco, Inc. ..........          50        191,617
JFE Holdings, Inc. ...........       5,310        144,914
JSR Corp. ....................       5,400        103,774
JX Holdings, Inc. ............      53,700        358,399
Kajima Corp. .................      46,475        132,358
KDDI Corp. ...................          27        192,905
Kintetsu Corp. (a)............      47,101        150,471
Kirin Holdings Co., Ltd. (a)..       7,000         96,991
Kiyo Holdings, Inc. ..........      79,651        107,503
Komatsu, Ltd. ................      10,320        319,082
Konica Minolta
  Holdings, Inc. .............      13,275        109,968
Kubota Corp. .................      22,550        197,969
Kurita Water Industries,
  Ltd. (a)....................       3,410        101,000
Kyocera Corp. ................       2,655        267,933
Marubeni Corp. ...............      28,550        188,071
Medipal Holdings Corp. .......       8,499         74,929
MISUMI Group, Inc. (a)........       8,157        209,783
Mitsubishi Corp. .............      15,338        379,842
Mitsubishi Electric Corp. ....      26,550        305,739
Mitsubishi Estate Co., Ltd. ..       7,925        137,971
Mitsubishi Heavy Industries,
  Ltd. (a)....................      53,101        247,884
Mitsubishi Motors
  Corp. (a)(b)................      78,613         95,395
Mitsubishi UFJ Financial
  Group, Inc. ................     102,024        492,686
Mitsui & Co., Ltd. ...........      23,026        394,601
Mitsui Chemicals, Inc. (a)....      26,550         95,996
Mitsui OSK Lines, Ltd. (a)....      23,550        125,682
Mizuho Financial
  Group, Inc. ................     129,700        211,991
MS&AD Insurance Group
  Holdings, Inc. (a)..........       5,599        130,061
Murata Manufacturing Co.,
  Ltd. (a)....................       2,700        178,863
NGK Insulators, Ltd. .........       3,000         55,423
Nidec Corp. (a)...............       2,700        248,737
Nikon Corp. (a)...............       5,000        116,951
Nintendo Co., Ltd. ...........         300         55,981
Nippon Steel Corp. (a)........      53,101        170,954
Nippon Telegraph & Telephone
  Corp. ......................       3,000        143,574
Nippon Yusen KK (a)...........      26,550         97,968
Nissan Motor Co., Ltd. .......      21,141        220,415
Nitto Denko Corp. ............       4,600        231,538
NKSJ Holdings, Inc. ..........      24,000        157,207
Nomura Holdings, Inc. ........      33,785        165,662
NTT Data Corp. ...............          28         92,259
NTT DoCoMo, Inc. .............         180        318,722
Obayashi Corp. ...............      26,550        115,063
Olympus Corp. (a).............       3,500        117,057
ORIX Corp. (a)................       1,051        101,378
Panasonic Corp. ..............      21,450        260,290
Resona Holdings, Inc. ........       8,000         37,444
Rohm Co., Ltd. ...............       2,700        153,622
Rohto Pharmaceutical
  Co., Ltd. ..................       7,701         87,251
Secom Co., Ltd. ..............       2,848        135,594
Seven & I Holdings
  Co., Ltd. ..................      10,128        270,506
Sharp Corp. (a)...............       8,000         72,412
Shimizu Corp. (a).............      27,513        113,786
Shin-Etsu Chemical
  Co., Ltd. ..................       5,117        272,134
Softbank Corp. (a)............       9,936        372,785
Sony Corp. ...................      10,320        270,523
Stanley Electric Co., Ltd. ...       4,873         84,777
Sumitomo Chemical Co., Ltd. ..      26,550        131,501
Sumitomo Corp. ...............      15,775        212,716
Sumitomo Electric
  Industries, Ltd. ...........      10,320        149,126
Sumitomo Metal
  Industries, Ltd. ...........      52,101        116,124
Sumitomo Metal Mining
  Co., Ltd. ..................       5,000         81,414
Sumitomo Mitsui Financial
  Group, Inc. ................       8,000        244,477
Sumitomo Realty & Development
  Co., Ltd. ..................       4,000         88,608
T&D Holdings, Inc. ...........       4,105         96,830
Taisei Corp. (a)..............      54,438        124,029
Taiyo Yuden Co., Ltd. ........       6,000         77,266
Takeda Pharmaceutical
  Co., Ltd. ..................       7,965        366,394
Takeuchi Manufacturing Co.,
  Ltd. (b)....................      10,300        111,213
TDK Corp. (a).................       2,655        144,980
Teijin, Ltd. (a)..............      30,550        133,533
Terumo Corp. .................       2,848        152,874
The Akita Bank, Ltd. .........      26,550         76,599
The Aomori Bank, Ltd. ........      53,101        170,954
The Awa Bank, Ltd. (a)........      26,550        164,376
The Bank of Iwate, Ltd. ......       2,655        101,584
The Bank of Okinawa, Ltd. ....       2,655        113,419
The Bank of Yokohama,
  Ltd. (a)....................      26,550        131,829
The Chiba Bank, Ltd. (a)......      22,550        140,170
The Daisan Bank, Ltd. ........      79,651        185,418
The Daishi Bank, Ltd. ........      48,176        144,361
The Eighteenth Bank, Ltd. ....      49,251        134,166
The Higo Bank, Ltd. ..........      26,550        152,870
The Hokkoku Bank, Ltd. .......      26,550         92,708
The Hyakugo Bank, Ltd. .......      26,550        106,844
The Musashino Bank, Ltd. .....       2,655         89,651
The Nanto Bank, Ltd. .........      24,550        124,027
The Ogaki Kyoritsu
  Bank, Ltd. .................      26,550         81,530
The San-In Godo Bank, Ltd. ...      21,550        153,700
The Shiga Bank, Ltd. .........      26,550        150,240
The Shikoku Bank, Ltd. .......      48,101        151,879
The Toho Bank, Ltd. ..........      53,101        117,038
The Tokyo Electric Power Co.,
  Inc. (a)....................      10,975         44,302
The Yamagata Bank, Ltd. (a)...      34,176        162,078
The Yamanashi Chuo Bank,
  Ltd. (a)....................      26,550        111,776
Tokio Marine Holdings, Inc. ..       7,965        221,414
Tokyo Electron, Ltd. .........       2,655        143,665
Tokyo Gas Co., Ltd. ..........      28,475        127,989
Tokyu Corp. ..................      26,550        109,803
Toray Industries, Inc. (a)....      26,550        194,621
Toshiba Corp. (a).............      46,513        243,047
Toyota Motor Corp. ...........      21,788        890,297
USS Co., Ltd. ................       2,341        180,590
Yamada Denki Co., Ltd. .......       1,848        149,423
                                             ------------
                                               24,263,861
                                             ------------
LUXEMBOURG -- 0.5%
APERAM (a)....................         359         11,623
ArcelorMittal.................       8,096        281,653
Millicom International
  Cellular SA.................       1,506        156,248
Tenaris SA (a)................       6,178        141,075
Ternium SA ADR................       2,410         71,167
                                             ------------
                                                  661,766
                                             ------------

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
NETHERLANDS -- 3.2%
Aegon NV (b)..................      19,618   $    133,796
Akzo Nobel NV.................       3,367        212,351
ASML Holding NV...............       6,408        235,982
European Aeronautic Defence
  and Space
  Co. NV (a)..................       5,459        182,672
Fugro NV......................       2,150        154,986
Heineken NV...................       3,367        202,442
ING Groep NV (b)..............      36,238        446,009
Koninklijke (Royal) KPN NV....      14,443        210,030
Koninklijke Ahold NV..........      15,192        204,094
Koninklijke DSM NV............       3,600        233,597
Koninklijke Philips
  Electronics NV..............      11,592        297,646
Royal Dutch Shell PLC
  (Class A)...................      34,913      1,243,213
SBM Offshore NV...............       4,703        124,372
TNT Express NV (b)............       5,386         55,849
TNT NV........................       5,386         45,698
Unilever NV (a)...............      15,974        523,529
Wolters Kluwer NV.............       5,183        114,823
                                             ------------
                                                4,621,089
                                             ------------
NEW ZEALAND -- 0.4%
Fisher & Paykel Healthcare
  Corp., Ltd. ................      98,100        223,617
Port of Tauranga, Ltd. .......      40,837        298,487
                                             ------------
                                                  522,104
                                             ------------
NORWAY -- 0.8%
DnB NOR ASA...................      13,335        186,898
Norsk Hydro ASA...............      16,160        124,420
Orkla ASA.....................      15,487        148,074
StatoilHydro ASA..............      10,921        278,040
Storebrand ASA................      11,314         96,915
Telenor ASA...................       8,992        148,066
Yara International ASA........       3,997        226,242
                                             ------------
                                                1,208,655
                                             ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues
  SA (a)(b)...................      60,898         36,200
Mota -- Engil SGPS SA.........      22,980         53,308
Portugal Telecom SGPS SA (a)..      13,539        134,207
Teixeira Duarte SA............      69,771         43,498
                                             ------------
                                                  267,213
                                             ------------
SINGAPORE -- 1.4%
Ascendas REIT.................     100,000        166,178
CapitaLand, Ltd. .............      50,000        118,524
City Developments, Ltd. (a)...      27,000        228,739
Cosco Corp. Singapore,
  Ltd. (a)....................     111,000        176,320
Flextronics International,
  Ltd. (a)(b).................      19,111        122,693
Genting Singapore PLC (a)(b)..     108,400        170,423
K-Green Trust (a).............       4,995          4,313
Keppel Corp., Ltd. ...........      32,975        297,624
SembCorp Industries, Ltd. ....      60,000        243,890
Singapore Exchange, Ltd. (a)..      25,000        153,348
UOL Group, Ltd. ..............      63,000        255,572
Wilmar International,
  Ltd. (a)....................      24,000        105,963
                                             ------------
                                                2,043,587
                                             ------------
SOUTH KOREA -- 3.2%
Hyundai Securities
  Co., Ltd. ..................       5,720         63,755
KIWOOM Securities Co., Ltd. ..       2,319        121,852
Korea Electric Power Corp.
  ADR (b).....................      19,089        253,311
KT Corp. ADR..................      20,041        389,597
LG Display Co., Ltd. ADR......      17,177        241,337
LG Electronics, Inc. .........         695         53,965
POSCO ADR.....................       6,368        691,692
Samsung Electronics Co.,
  Ltd. GDR....................       5,368      2,080,637
SK Innovation Co., Ltd. ......         906        170,143
SK Telecom Co., Ltd. ADR (a)..      23,774        444,574
                                             ------------
                                                4,510,863
                                             ------------
SPAIN -- 3.2%
Abertis Infraestructuras SA...       3,006         67,139
Acciona SA....................         844         89,561
Acerinox SA (a)...............       5,121         93,402
ACS, Actividades de
  Construccion y
  Servicios SA (a)............       3,407        160,637
Banco Bilbao Vizcaya
  Argentaria SA...............      31,941        374,645
Banco de Sabadell SA (a)......      19,456         80,393
Banco de Valencia SA (a)(b)...      13,870         34,186
Banco Popular Espanol SA (a)..      16,544         93,091
Banco Santander SA............      62,106        717,023
Ebro Puleva SA................         830         19,170
Enagas (a)....................       7,746        187,662
Faes Farma SA.................      19,484         58,899
Ferrovial SA..................       8,081        102,119
Gamesa Corp. Tecnologica
  SA (a)(b)...................       5,936         47,937
Gestevision Telecinco SA (a)..       9,437         81,970
Iberdrola SA (b)..............      41,761        371,578
Indra Sistemas SA (a).........       7,296        150,526
Industria de Diseno
  Textil SA...................       1,933        176,113
NH Hoteles SA (a)(b)..........      17,242        129,241
Red Electrica Corporacion
  SA (a)......................       3,375        203,681
Repsol YPF SA (a).............      11,083        384,684
Sacyr Vallehermoso SA (b).....         196          1,853
Sacyr Vallehermoso SA.........       6,471         61,170
Telefonica SA.................      37,153        908,185
                                             ------------
                                                4,594,865
                                             ------------
SWEDEN -- 2.6%
Alfa Laval AB.................       9,009        194,599
Assa Abloy AB (Class B).......       7,739        208,498
Atlas Copco AB (Class B)......      17,032        401,909
Boliden AB....................       6,068        112,320
Electrolux AB.................       5,828        139,372
Hennes & Mauritz AB
  (Class B)...................       8,218        284,046
Investor AB...................       2,997         68,869
Kinnevik Investment AB
  (Class B)...................       6,887        153,346
Nordea Bank AB................      20,224        217,943
Sandvik AB....................      12,404        218,002
Scania AB (Class B)...........       7,507        174,527
Securitas AB (Class B)........      11,057        117,315
Skandinaviska Enskilda Banken
  AB
  (Class C)...................      17,934        142,107
Skanska AB (Class B)..........       9,377        168,220
Tele2 AB (Class B)............       7,471        147,998
Telefonaktiebolaget LM
  Ericsson (Class B)..........      33,376        482,388
TeliaSonera AB................      20,428        150,214
Volvo AB (Class A)............      18,136        317,018
                                             ------------
                                                3,698,691
                                             ------------
SWITZERLAND -- 7.3%
ABB, Ltd. (b).................      21,928        567,732
Adecco SA (b).................       2,419        154,851

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Bachem Holding AG (Class B)...       2,266   $    128,909
Clariant AG (b)...............       8,324        158,868
Compagnie Financiere
  Richemont SA................       3,117        203,790
Credit Suisse Group AG (b)....       9,663        375,273
Geberit AG (b)................         801        189,500
Holcim, Ltd. (b)..............       2,854        215,067
Julius Baer Group, Ltd. (b)...       2,414         99,570
Kuehne & Nagel
  International AG............       1,484        224,891
Lonza Group AG................       1,344        105,030
Nestle SA.....................      31,767      1,971,290
Nobel Biocare Holding AG (b)..       3,401         69,232
Novartis AG...................      25,056      1,532,523
PSP Swiss Property AG (b).....       2,579        244,576
Roche Holding AG..............       6,920      1,156,347
SGS SA........................         102        193,340
STMicroelectronics NV (a).....      17,432        173,631
Sulzer AG.....................         990        160,846
Swiss Life Holding AG (b).....         684        112,023
Swiss Reinsurance Co.,
  Ltd. (a)(b).................       4,371        243,831
Syngenta AG (b)...............       1,122        378,175
The Swatch Group AG...........         618        311,055
UBS AG (b)....................      33,124        603,077
Wolseley PLC..................       4,911        160,210
Xstrata PLC...................      19,212        423,024
Zurich Financial Services
  AG (b)......................       1,363        344,149
                                             ------------
                                               10,500,810
                                             ------------
UNITED KINGDOM -- 16.3%
3i Group PLC..................      16,686         75,303
AMEC PLC......................       8,774        153,258
Anglo American PLC............      12,902        639,530
AstraZeneca PLC...............      14,844        740,677
Aviva PLC.....................      27,251        192,063
BAE Systems PLC...............      35,173        179,852
Balfour Beatty PLC............      24,393        120,814
Barclays PLC..................     106,978        440,448
Barratt Developments PLC (b)..      14,959         27,426
BG Group PLC..................      35,432        804,345
BHP Billiton PLC..............      21,825        859,155
BP PLC........................     181,111      1,333,593
British American Tobacco PLC..      15,648        686,084
British Land Co. PLC..........      13,465        131,650
British Sky Broadcasting
  Group PLC...................      16,190        220,024
BT Group PLC..................      75,860        245,406
Burberry Group PLC............      10,563        245,897
Cable & Wireless
  Communications PLC..........      36,343         23,642
Cable & Wireless
  Worldwide PLC...............      36,343         26,881
Cairn Energy PLC (b)..........      20,890        139,115
Capita Group PLC..............      15,666        179,955
Carnival PLC..................       3,547        137,409
Centrica PLC..................      48,641        252,467
Compass Group PLC.............      27,566        265,978
Diageo PLC....................      21,691        443,307
Experian PLC..................      17,123        218,134
FirstGroup PLC................      12,309         67,367
G4S PLC.......................      28,812        129,425
GlaxoSmithKline PLC...........      50,275      1,076,725
Hays PLC......................      55,320         91,478
HSBC Holdings PLC.............     158,209      1,570,716
ICAP PLC......................      12,832         97,444
Imperial Tobacco Group PLC....      10,423        346,553
Informa PLC...................      17,753        123,155
Intercontinental Hotels
  Group PLC...................       9,632        197,162
International Power PLC.......      22,557        116,501
Invensys PLC..................      17,702         91,483
J Sainsbury PLC...............      18,865         99,765
Kingfisher PLC................      36,951        158,511
Land Securities Group PLC.....      10,095        138,165
Legal & General Group PLC.....      77,399        146,876
Lloyds Banking Group PLC (b)..     320,381        252,034
Lonmin PLC....................       2,701         63,007
Man Group PLC.................      21,975         83,613
Marks & Spencer Group PLC.....      23,109        134,081
Mondi PLC.....................      11,855        118,097
National Grid PLC.............      38,453        378,123
Next PLC......................       3,711        138,520
Old Mutual PLC................      67,759        145,118
Pearson PLC...................      11,481        216,763
Persimmon PLC.................      10,290         79,676
Prudential PLC................      26,554        306,944
Randgold Resources, Ltd. .....       1,659        139,964
Reckitt Benckiser Group PLC...       6,960        384,384
Rentokil Initial PLC (b)......      55,388         84,521
Resolution, Ltd. .............      17,212         81,241
Rio Tinto PLC.................      13,188        950,760
Rolls-Royce Holdings PLC (b)..      22,624        234,275
Royal Bank of Scotland Group
  PLC (b).....................     188,406        116,333
Royal Dutch Shell PLC
  (Class B)...................      25,392        906,627
RSA Insurance Group PLC.......      49,091        106,319
SABMiller PLC.................       9,526        347,392
Scottish & Southern
  Energy PLC..................       9,609        214,895
Serco Group PLC...............      16,494        146,304
Shire PLC.....................       8,563        267,388
Smith & Nephew PLC............      16,698        178,272
Smiths Group PLC..............       7,846        151,282
Standard Chartered PLC........      16,561        435,509
Standard Life PLC.............      34,583        116,872
Tate & Lyle PLC...............      14,262        141,045
Tesco PLC.....................      75,693        488,516
The Sage Group PLC............      28,736        133,282
Tullow Oil PLC................      11,994        238,772
Unilever PLC..................      14,094        453,902
Vodafone Group PLC............     509,900      1,353,178
William Hill PLC..............      43,433        159,262
William Morrison
  Supermarkets PLC............      34,722        165,951
WPP PLC.......................      15,409        192,960
                                             ------------
                                               23,338,921
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $121,993,748).........                141,941,341
                                             ------------
RIGHTS -- 0.0% (D)
SPAIN -- 0.0% (D)
Banco Popular Espanol SA
  (expiring 7/14/11) (a)(b)...      16,544          1,199
Faes Farma SA (expiring
  7/14/11) (b)................      19,484          2,825
                                             ------------
TOTAL RIGHTS --
  (Cost $5,910)...............                      4,024
                                             ------------

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SHORT TERM INVESTMENTS -- 7.9%
UNITED STATES -- 7.9%
MONEY MARKET FUNDS -- 7.9%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (e)(f)............  11,175,927   $ 11,175,927
State Street Institutional
  Liquid
  Reserves Fund 0.15% (f)(g)..      84,697         84,697
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,260,624)..........                 11,260,624
                                             ------------
TOTAL INVESTMENTS -- 107.2%
  (Cost $133,260,282).........                153,205,989
OTHER ASSETS &
  LIABILITIES -- (7.2)%.......                (10,321,849)
                                             ------------
NET ASSETS -- 100.0%..........               $142,884,140
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c)  Security is valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(g) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
CLP = Chilean Peso
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Commercial Banks...................................      12.1%
Oil, Gas & Consumable Fuels........................       8.4
Metals & Mining....................................       7.2
Pharmaceuticals....................................       6.3
Insurance..........................................       4.2
Chemicals..........................................       3.8
Machinery..........................................       3.1
Diversified Telecommunication Services.............       2.7
Automobiles........................................       2.7
Food Products......................................       2.7
Real Estate Management & Development...............       2.5
Semiconductors & Semiconductor
  Equipment........................................       2.2
Wireless Telecommunication Services................       2.2
Food & Staples Retailing...........................       2.1
Capital Markets....................................       1.9
Industrial Conglomerates...........................       1.8
Electric Utilities.................................       1.7
Beverages..........................................       1.7
Trading Companies & Distributors...................       1.6
Electrical Equipment...............................       1.6
Construction & Engineering.........................       1.5
Textiles, Apparel & Luxury Goods...................       1.4
Media..............................................       1.3
Electronic Equipment, Instruments &
  Components.......................................       1.2
Diversified Financial Services.....................       1.2
Specialty Retail...................................       1.2
Road & Rail........................................       1.1
Multi-Utilities....................................       1.1
Hotels, Restaurants & Leisure......................       1.1
Health Care Equipment & Supplies...................       1.0
Energy Equipment & Services........................       1.0
Real Estate Investment Trusts......................       0.9
Auto Components....................................       0.9
Building Products..................................       0.9
Tobacco............................................       0.9
Communications Equipment...........................       0.7
Household Durables.................................       0.7
Commercial Services & Supplies.....................       0.7
Aerospace & Defense................................       0.6
Professional Services..............................       0.6
Software...........................................       0.6
IT Services........................................       0.6
Transportation Infrastructure......................       0.5
Health Care Providers & Services...................       0.5
Marine.............................................       0.5
Computers & Peripherals............................       0.5
Multiline Retail...................................       0.5
Gas Utilities......................................       0.4
Office Electronics.................................       0.4
Construction Materials.............................       0.4
Household Products.................................       0.3
Paper & Forest Products............................       0.3
Air Freight & Logistics............................       0.2
Personal Products..................................       0.2
Biotechnology......................................       0.2
Life Sciences Tools & Services.....................       0.2
Distributors.......................................       0.1
Consumer Finance...................................       0.1
Leisure Equipment & Products.......................       0.1
Independent Power Producers & Energy
  Traders..........................................       0.1
Containers & Packaging.............................       0.1
Short Term Investments.............................       7.9
Other Assets & Liabilities.........................      (7.2)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for Anglo Irish
       Bank Corp. PLC, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
COMMON STOCKS -- 98.8%
AUSTRALIA -- 8.0%
Adelaide Brighton, Ltd. .....     804,863   $    2,662,610
AET&D Holdings No 1 Pty,
  Ltd. (a)...................     110,316                0
Aristocrat Leisure,
  Ltd. (b)...................     165,598          429,040
Atlas Iron, Ltd. (b)(c)......     255,239        1,019,255
Ausenco, Ltd. (b)(c).........     167,634          511,486
Austar United Communications,
  Ltd. (b)(c)................   1,213,196        1,746,949
AWE, Ltd. (c)................   1,341,096        1,830,615
Bank of Queensland,
  Ltd. (b)...................     103,447          904,830
Beach Energy, Ltd. ..........   2,073,468        2,031,166
Billabong International,
  Ltd. (b)...................      89,920          578,573
Boart Longyear Group.........     239,960        1,025,035
Campbell Brothers, Ltd. .....     123,381        6,044,514
Challenger Financial Services
  Group, Ltd. ...............     170,596          893,110
Charter Hall Office REIT.....     234,940          842,614
Coal of Africa, Ltd. (c).....     350,260          404,987
Commonwealth Property Office
  Fund (b)...................     835,334          840,650
ConnectEast Group (b)........   2,362,698        1,163,572
Consolidated Media Holdings,
  Ltd. (b)...................      76,074          212,571
Dart Energy, Ltd. (c)........     777,248          511,755
Downer EDI, Ltd. (b).........     174,984          693,150
Eastern Star Gas, Ltd. (c)...     570,129          369,280
Extract Resources,
  Ltd. (b)(c)................      65,993          558,858
FKP Property Group (b).......     470,884          352,890
Fleetwood Corp., Ltd. .......     271,034        3,287,614
Goodman Fielder, Ltd. .......   1,400,406        1,589,231
GrainCorp, Ltd. .............      98,750          877,490
Infigen Energy (b)...........     962,797          360,770
ING Office Fund..............   1,338,383          924,203
Invocare, Ltd. ..............     634,106        5,220,538
IOOF Holdings, Ltd. (b)......     499,609        3,530,216
JB Hi-Fi, Ltd. (b)...........     201,972        3,691,066
Karoon Gas Australia,
  Ltd. (c)...................      84,946          475,633
Kingsgate Consolidated,
  Ltd. (b)...................      53,723          460,127
Linc Energy, Ltd. (c)........     227,242          698,228
Lynas Corp., Ltd. (a)(b)(c)..     830,330        1,760,123
Mirabela Nickel,
  Ltd. (b)(c)................     288,965          541,390
Monadelphous Group, Ltd. ....     174,654        3,440,515
Mount Gibson Iron, Ltd. (c)..     610,793        1,203,203
Nufarm, Ltd. (b)(c)..........     144,822          696,158
Oakton, Ltd. ................     283,406          634,136
Pacific Brands, Ltd. ........   1,510,391        1,123,832
PanAust, Ltd. (c)............     516,427        2,084,382
PaperlinX, Ltd. (c)..........     834,224          142,899
Perpetual, Ltd. (b)..........      23,697          632,474
Perseus Mining, Ltd. (c).....     182,922          513,091
Platinum Australia,
  Ltd. (b)(c)................     670,259          279,856
Primary Health Care, Ltd. ...     157,645          578,897
Programmed Maintenance
  Services, Ltd. ............     254,724          599,956
Regis Resources,
  Ltd. (b)(c)................     289,222          767,910
Resolute Mining,
  Ltd. (b)(c)................     383,170          479,959
Roc Oil Co., Ltd. (b)(c).....   1,251,332          428,696
SAI Global, Ltd. ............   1,058,592        5,383,309
Sigma Pharmaceuticals,
  Ltd. (b)(c)................   1,842,847        1,045,664
Silex Systems, Ltd. (c)......      32,280          100,912
Spark Infrastructure
  Group (d)..................   2,011,672        2,778,267
Spotless Group, Ltd. ........     508,660        1,268,851
St Barbara, Ltd. (b)(c)......     204,064          427,110
STW Communications
  Group, Ltd. ...............     975,794        1,070,802
Transfield Services,
  Ltd. (b)...................     251,553          902,197
White Energy Co.,
  Ltd. (b)(c)................     156,395          305,571
WHK Group, Ltd. .............   1,083,738        1,067,430
                                            --------------
                                                77,000,216
                                            --------------
AUSTRIA -- 0.6%
Atrium European Real
  Estate, Ltd. ..............     101,463          668,303
BWT AG.......................      43,051        1,146,921
Intercell AG (b)(c)..........      38,003          156,370
Schoeller-Bleckmann Oilfield
  Equipment AG (b)...........      31,947        2,766,593
Wienerberger AG..............      54,043          995,098
                                            --------------
                                                 5,733,285
                                            --------------
BELGIUM -- 1.1%
AGFA-Gevaert NV (c)(e).......     196,389          876,982
AGFA-Gevaert NV (b)(c)(e)....      42,353              123
Barco NV.....................      48,476        3,590,049
EVS Broadcast Equipment
  SA (b).....................      24,627        1,666,730
KBC Ancora (c)...............      14,302          263,551
Nyrstar (c)..................      24,268          351,146
RHJ International (c)........     227,531        1,639,531
Tessenderlo Chemie NV........      49,243        2,121,857
                                            --------------
                                                10,509,969
                                            --------------
BERMUDA -- 0.4%
Brookfield Infrastructure
  Partners LP................      29,211          731,736
BW Offshore, Ltd. ...........     139,304          319,347
Catlin Group, Ltd. ..........     218,631        1,411,376
Golden Ocean Group, Ltd. ....     244,561          250,694
Ship Finance International,
  Ltd. (b)...................      36,018          649,044
                                            --------------
                                                 3,362,197
                                            --------------
CANADA -- 11.8%
Advantage Oil & Gas,
  Ltd. (c)...................      95,357          754,873
Alamos Gold, Inc. ...........      52,978          876,654
AltaGas, Ltd. (b)............     129,170        3,446,407
Angle Energy, Inc. (c).......      61,382          637,925
Anvil Mining, Ltd. (c).......     194,336        1,232,345
AuRico Gold, Inc. (c)........     140,073        1,538,466
Aurizon Mines, Ltd. (c)......      82,634          462,360
Bank of Nova Scotia (b)......      27,686        1,666,725
Bankers Petroleum,
  Ltd. (b)(c)................     118,188          842,538
Birchcliff Energy,
  Ltd. (b)(c)................      66,620          898,759
BlackPearl Resources,
  Inc. (c)...................     143,536        1,012,828
Calfrac Well
  Services, Ltd. ............      16,854          554,815
Canadian Western Bank (b)....     134,114        4,280,086
Celestica, Inc. (c)..........      91,359          799,900
Colossus Minerals, Inc. (c)..      41,454          300,671
Corus Entertainment, Inc.
  (Class B)..................     190,211        4,050,188
Cott Corp. (c)...............      58,821          493,070
Crew Energy, Inc. (c)........      30,722          477,495
Daylight Energy, Ltd. (b)....     150,326        1,456,376
Denison Mines Corp. (c)......     283,041          539,628
Dundee Capital Markets,
  Inc. (b)(c)................     105,899          126,188
Dundee Corp. (Class A) (c)...     116,821        3,068,503
Dundee Real Estate Investment
  Trust......................     103,574        3,487,882
Eastern Platinum, Ltd. (c)...     418,245          346,696
Ensign Energy
  Services, Inc. ............      75,629        1,498,318

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
Etrion Corp. (b)(c)..........      21,538   $       17,066
European Goldfields,
  Ltd. (c)...................      63,402          663,517
Exeter Resource Corp. (c)....      58,807          244,344
FirstService Corp. (c).......      84,694        2,930,197
Freehold Royalties,
  Ltd. (b)...................     108,801        2,214,125
Gabriel Resources, Ltd. (c)..     112,749          778,063
GMP Capital, Inc. ...........     127,246        1,686,329
Golden Star Resources,
  Ltd. (c)...................     457,578        1,005,145
Gran Tierra Energy,
  Inc. (c)...................     125,274          824,256
Great Basin Gold, Ltd. (c)...     213,474          437,963
Great Canadian Gaming
  Corp. (b)(c)...............     155,024        1,232,032
Guardian Capital
  Group, Ltd. ...............     341,236        3,503,936
Guyana Goldfields, Inc. (c)..      44,301          314,436
Harry Winston Diamond
  Corp. (c)..................      48,379          803,058
Home Capital Group, Inc. ....      70,616        3,786,528
Ivanhoe Energy, Inc. (b)(c)..     109,634          207,885
Jaguar Mining, Inc. (b)(c)...      64,679          308,282
Kinross Gold Corp. ..........       7,494          118,261
Kirkland Lake Gold,
  Inc. (c)...................      52,832          832,086
Lake Shore Gold Corp. (c)....     116,414          338,953
Legacy Oil + Gas, Inc. (c)...      71,587          868,598
Linamar Corp. ...............      97,080        2,207,964
Lions Gate Entertainment
  Corp. (b)(c)...............      65,491          433,550
MacDonald, Dettwiler &
  Associates, Ltd. ..........      73,049        4,135,734
MAG Silver Corp. (c).........      65,060          649,858
Major Drilling Group
  International, Inc. .......     124,550        1,619,627
Martinrea International,
  Inc. (c)...................     127,741        1,068,148
Methanex Corp. ..............      48,950        1,535,806
Minefinders Corp. (c)........      50,227          651,582
Mullen Group, Ltd. ..........      47,961        1,008,319
Nevsun Resources, Ltd. (b)...      92,380          559,009
North American Palladium,
  Ltd. (c)...................     127,927          527,561
Northern Dynasty Minerals,
  Ltd. (c)...................      71,315          724,160
Northgate Minerals
  Corp. (c)..................     164,921          427,212
Novagold Resources,
  Inc. (b)(c)................     219,895        2,025,559
NuVista Energy, Ltd. ........     181,741        1,713,649
OceanaGold Corp. (c).........     106,903          292,430
Oilsands Quest, Inc. (b)(c)..     817,348          261,551
Pace Oil and Gas, Ltd. (c)...      65,469          499,955
Pason Systems, Inc. (b)......      51,187          771,173
Peyto Exploration &
  Development Corp. (b)......     140,439        3,128,628
Pilot Gold, Inc. (c).........      13,724           31,285
Polymet Mining Corp. (b)(c)..     254,791          417,128
Precision Drilling
  Corp. (c)..................     148,106        2,125,446
Provident Energy, Ltd. (b)...      76,047          679,230
Quadra FNX Mining, Ltd. (c)..     180,699        2,681,183
Questerre Energy Corp. (c)...     176,773          433,490
Ritchie Bros Auctioneers,
  Inc. (b)...................      60,154        1,655,466
Rubicon Minerals Corp. (c)...     103,797          368,898
Russel Metals, Inc. .........     108,055        2,752,038
Savanna Energy Services
  Corp. (c)..................     137,928        1,243,367
Seabridge Gold, Inc. (c).....      26,109          732,599
ShawCor, Ltd. (Class A)......      29,511          905,726
Sherritt International
  Corp. (b)..................     134,650          856,648
Silver Standard Resources,
  Inc. (c)...................      32,365          864,207
SilverBirch Energy
  Corp. (c)..................      21,079          162,281
Silvercorp Metals, Inc. (b)..      81,715          767,110
Stantec, Inc. (c)............      92,555        2,685,255
Tanzanian Royalty Exploration
  Corp. (b)(c)...............      85,323          553,437
Tesco Corp. (b)(c)...........      30,000          582,300
The Forzani Group, Ltd. .....     103,821        2,833,536
Thompson Creek Metals Co.,
  Inc. (c)...................      71,714          715,580
TMX Group, Inc. (b)..........      23,545        1,068,564
Uni-Select, Inc. ............     116,046        3,273,000
Uranium One, Inc. (b)........     369,918        1,019,565
WestJet Airlines, Ltd. ......     112,138        1,760,326
                                            --------------
                                               113,373,896
                                            --------------
CHINA -- 2.8%
Allied Properties HK, Ltd. ..   5,026,791          981,940
Cafe de Coral Holdings,
  Ltd. (b)...................   1,653,867        4,034,107
China Gas Holdings, Ltd. ....   1,402,000          563,953
Chow Sang Sang Holding
  International, Ltd. .......   1,091,939        3,690,666
Daphne International
  Holdings, Ltd. ............     534,000          476,268
Far East Consortium
  International, Ltd. .......   4,584,265        1,025,108
G-Resources Group, Ltd. (c)..  10,344,000          837,490
Hi Sun Technology China,
  Ltd. (b)(c)................   1,548,000          437,667
HKR International, Ltd. .....   3,440,779        2,011,958
Jinhui Shipping &
  Transportation, Ltd. (c)...      82,786          216,012
K Wah International Holdings,
  Ltd. (b)...................   3,324,814        1,230,582
Midland Holdings, Ltd. (b)...     545,790          319,145
Road King
  Infrastructure, Ltd. ......   1,515,544        1,154,978
Shun Tak Holdings, Ltd. (b)..     768,000          465,858
Techtronic Industries Co.,
  Ltd. (b)...................   1,879,500        2,243,927
Texwinca Holdings, Ltd. .....   2,614,050        3,090,668
Xinyi Glass Holdings Co.,
  Ltd. (b)...................   4,117,618        4,079,915
                                            --------------
                                                26,860,242
                                            --------------
DENMARK -- 1.0%
Amagerbanken A/S (a).........     308,573                0
Bang & Olufsen A/S (c).......      42,391          552,073
D/S Norden A/S...............      17,822          613,513
East Asiatic Co., Ltd. A/S...      46,002        1,265,265
Genmab A/S (c)...............      51,687          401,874
GN Store Nord A/S............     258,399        2,487,252
IC Companys A/S..............      34,002        1,460,647
NeuroSearch A/S (b)(c).......      42,595          372,580
SimCorp A/S..................      11,012        2,172,604
Sydbank A/S..................      33,106          738,749
                                            --------------
                                                10,064,557
                                            --------------
FINLAND -- 2.2%
Amer Sports Oyj (Class A)....     214,489        3,563,793
Atria PLC....................      77,887          741,913
Citycon Oyj..................     334,078        1,501,524
Cramo Oyj....................      95,516        2,082,796
HKScan Oyj...................     162,612        1,310,841
Kemira Oyj (b)...............      30,658          530,727
Lassila & Tikanoja Oyj.......     105,064        1,840,109
Outotec Oyj..................      14,780          840,008
Poyry Oyj (b)................     110,960        1,587,839
Talvivaara Mining Co.
  PLC (c)....................     107,382          803,348

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
Tieto Oyj (b)................      91,267   $    1,544,214
Vacon Oyj....................      54,130        3,402,122
Vaisala Oyj (Class A)........      55,060        1,782,575
                                            --------------
                                                21,531,809
                                            --------------
FRANCE -- 3.1%
Canal +......................      50,026          367,003
Carbone Lorraine SA..........      44,785        2,525,835
CFAO.........................      12,940          560,580
Club Mediterranee SA (c).....      44,422        1,062,686
Etablissements Maurel et
  Prom (b)(c)................      37,284          913,820
GL Events SA.................      41,574        1,549,697
Groupe Steria SCA............      43,422        1,280,512
IMS International Metal
  Service (c)................      51,079        1,277,110
Ingenico SA (b)..............      67,983        3,313,758
IPSOS (b)....................      74,754        3,500,197
Nexans SA (b)................       8,123          764,335
Rubis........................      41,239        5,230,457
Saft Groupe SA...............      59,783        2,055,529
Sequana......................     105,696        1,586,067
Societe de la Tour Eiffel....      17,275        1,598,695
SOITEC (b)(c)................     126,788        1,410,477
UbiSoft Entertainment
  SA (b)(c)..................      43,852          439,520
                                            --------------
                                                29,436,278
                                            --------------
GERMANY -- 3.5%
Aurubis AG...................      17,925        1,165,586
Demag Cranes AG..............      38,703        1,695,122
Deutsche Wohnen AG...........     189,316        3,293,755
Dialog Semiconductor
  PLC (b)(c).................      26,474          482,094
DIC Asset AG (b).............      70,916          896,569
Draegerwerk AG & Co. KGaA....       6,102          544,089
Draegerwerk AG & Co. KGaA
  Preference Shares..........      18,440        2,058,612
Freenet AG...................      65,863          912,325
Gerresheimer AG..............      31,247        1,491,162
Gildemeister AG..............      97,631        2,051,770
Indus Holding AG (b).........      88,704        3,086,578
Jenoptik AG (c)..............     197,186        1,843,990
Kloeckner & Co. SE...........      53,974        1,624,165
Kontron AG...................     111,512        1,190,094
KUKA AG (b)(c)...............      66,861        1,801,115
Leoni AG.....................      56,583        3,351,203
MLP AG.......................      82,085          841,169
Nordex SE (b)(c).............      37,610          338,624
Patrizia Immobilien AG (c)...     112,702          846,417
Pfleiderer AG (b)(c).........      70,312           45,772
Solar Millennium AG (b)(c)...      28,324          752,936
Solarworld AG (b)............      49,530          668,561
Stada Arzneimittel AG........      27,154        1,062,968
Wincor Nixdorf AG............      13,965        1,009,016
Wirecard AG..................      49,400          882,748
                                            --------------
                                                33,936,440
                                            --------------
GIBRALTAR -- 0.1%
PartyGaming PLC (c)..........     415,194          999,860
                                            --------------
GREECE -- 0.6%
Alapis Holding Industrial and
  Commercial SA..............      28,716           19,984
Diana Containerships,
  Inc. (b)(c)................       1,165            8,306
Diana Shipping, Inc. (b)(c)..      39,847          436,723
DryShips, Inc. (b)(c)........     164,556          689,490
Ellaktor SA (c)..............     159,872          572,522
Fourlis Holdings SA..........      68,429          410,736
Hellenic Exchanges SA........     110,538          786,893
Intracom Holdings SA (c).....     565,635          393,641
Marfin Investment Group
  SA (c).....................     474,998          426,979
Piraeus Bank SA (c)..........     667,263        1,035,151
Titan Cement Co. SA..........      35,095          844,649
TT Hellenic Postbank SA (c)..     114,740          474,114
                                            --------------
                                                 6,099,188
                                            --------------
HONG KONG -- 0.8%
Champion REIT................         189              106
China Grand Forestry Green
  Resources Group,
  Ltd. (b)(c)................  15,892,946          324,752
China Mining Resources Group,
  Ltd. (c)...................  22,562,000          336,346
China Oil and Gas Group,
  Ltd. (c)...................   4,900,000          478,586
Giordano
  International, Ltd. .......   3,768,000        3,195,990
Li & Fung, Ltd. .............     491,342          978,738
Pacific Basin
  Shipping, Ltd. ............   1,837,000        1,048,197
Peace Mark (Holdings),
  Ltd. (a)(c)................     504,228                0
Sino Union Energy Investment
  Group, Ltd. (c)............   5,580,000          509,147
Skyworth Digital Holdings,
  Ltd. (b)...................     767,764          460,782
                                            --------------
                                                 7,332,644
                                            --------------
IRELAND -- 1.0%
Allied Irish Banks PLC (c)...     482,962           99,432
C&C Group PLC................     351,710        1,829,616
Fyffes PLC...................   2,044,397        1,244,908
Kingspan Group PLC...........     157,586        1,553,636
Paddy Power PLC (e)..........      13,145          715,828
Paddy Power PLC (e)..........      67,577        3,673,137
Smurfit Kappa Group PLC (c)..      38,238          455,711
                                            --------------
                                                 9,572,268
                                            --------------
ISRAEL -- 1.2%
Africa-Israel Investments,
  Ltd. (c)...................      72,081          449,751
Ceragon Networks,
  Ltd. (b)(c)................      41,761          496,538
Clal Insurance Enterprise
  Holdings, Ltd. ............      16,829          410,524
Elbit Imaging, Ltd. (c)......      31,209          191,978
Frutarom Industries, Ltd. ...      54,063          556,599
Harel Insurance Investments &
  Financial Services, Ltd. ..       8,360          464,622
Israel Discount Bank, Ltd.
  (Class A) (c)..............     384,309          754,499
Isramco Negev 2 -- LP (c)....   4,763,221          586,566
Makhteshim-Agan Industries,
  Ltd. (c)...................     232,619        1,298,975
Mellanox Technologies,
  Ltd. (c)...................      18,945          549,001
Migdal Insurance & Financial
  Holding, Ltd. .............     313,633          545,689
Mizrahi Tefahot Bank, Ltd. ..      92,561          979,610
NICE Systems, Ltd. (c).......      38,008        1,368,400
Oil Refineries, Ltd. (c).....     630,291          430,135
Osem Investments, Ltd. ......      34,526          562,259
Paz Oil Co., Ltd. ...........       2,832          439,470
Shufersal, Ltd. .............      69,943          403,932
Strauss Group, Ltd. .........      27,702          422,959

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
The Phoenix Holdings, Ltd. ..      93,656   $      315,994
                                            --------------
                                                11,227,501
                                            --------------
ITALY -- 2.1%
Amplifon SpA (b).............     371,339        2,311,827
Astaldi SpA..................     286,317        2,102,565
Banca Popolare dell'Etruria e
  del Lazio Scrl (c).........     281,774          815,017
Banca Popolare di Milano
  Scarl (b)..................     188,565          445,354
Digital Multimedia
  Technologies SpA (c).......      38,177        1,156,280
Esprinet SpA (b).............     125,353          788,764
IMMSI SpA....................     941,498        1,131,610
Interpump Group SpA..........     395,743        3,385,229
Recordati SpA................     379,798        4,176,678
Saras SpA (b)(c).............     326,349          694,594
Sorin SpA (c)................   1,230,863        3,487,041
                                            --------------
                                                20,494,959
                                            --------------
JAPAN -- 26.9%
Alps Electric Co., Ltd. .....     234,536        2,358,138
Asahi Holdings, Inc. (b).....      60,491        1,226,898
Bank of the Ryukyus, Ltd. ...     180,200        2,273,697
Best Denki Co., Ltd. (c).....     302,269          834,646
Casio Computer Co.,
  Ltd. (b)...................     113,300          792,651
Central Glass Co., Ltd. .....     663,145        3,161,352
Chiyoda Corp. (b)............      53,000          605,733
COMSYS Holdings Corp. .......     269,950        2,684,124
Daifuku Co., Ltd. ...........     156,000        1,000,594
Daihen Corp. ................     312,000        1,147,400
DAIICHI CHUO KISEN
  KAISHA (b)(c)..............     226,834          415,694
Dainippon Screen
  Manufacturing Co., Ltd. ...     315,000        2,660,104
Daiwa Office Investment
  Corp. (b)..................         371        1,300,521
DCM Japan Holdings Co.,
  Ltd. (b)...................     222,233        1,505,219
Don Quijote Co., Ltd. (b)....      97,100        3,358,102
Doutor Nichires Holdings
  Co., Ltd. .................     215,732        2,617,847
DTS Corp. ...................     116,882        1,131,770
EDION Corp. (b)..............     129,300        1,211,987
FCC Co., Ltd. (b)............     128,848        3,072,824
Fukuoka REIT Corp. ..........         371        2,779,284
Furukawa Co., Ltd. (b)(c)....     926,387          940,611
Glory, Ltd. .................      94,100        2,104,316
H2O Retailing Corp. (b)......     312,000        2,410,698
Hanwa Co., Ltd. .............     537,000        2,360,513
Haseko Corp. (c).............     571,500          410,438
Heiwa Real Estate
  Co., Ltd. .................     431,500          929,681
Hitachi Kokusai Electric,
  Inc. (b)...................     235,372        1,943,947
Hitachi Zosen Corp. (b)......   1,057,000        1,636,020
Horiba, Ltd. (b).............      65,313        2,102,697
Hosiden Corp. (b)............     148,700        1,344,118
Iino Kaiun Kaisha, Ltd. (b)..     182,900          894,570
IT Holdings Corp. ...........     122,408        1,080,695
Izumiya Co., Ltd. ...........     321,000        1,287,816
Japan Airport Terminal
  Co., Ltd. .................     123,800        1,433,296
Japan Aviation Electronics
  Industry, Ltd. ............     224,000        1,622,585
Japan Excellent, Inc. (b)....         318        1,598,663
Japan Logistics Fund,
  Inc. (b)...................         318        2,949,257
Juki Corp. (b)...............     215,332          613,254
K's Holdings Corp. (b).......      82,500        3,549,870
Kanematsu Corp. (b)(c).......     975,698          954,435
Katakura Industries
  Co., Ltd. .................     124,774        1,313,248
Kayaba Industry Co.,
  Ltd. (b)...................     376,832        2,836,972
Kitz Corp. ..................     229,400        1,332,202
Kiyo Holdings, Inc. .........   1,510,000        2,038,014
Komori Corp. ................     144,936        1,284,970
Kurabo Industries, Ltd. .....     920,000        1,834,076
Kyowa Exeo Corp. (b).........     176,900        1,783,019
Makino Milling Machine Co.,
  Ltd. (b)...................     234,000        2,155,721
Marudai Food Co., Ltd. ......     681,656        2,084,807
Maruha Nichiro
  Holdings, Inc. ............     981,485        1,567,751
Marusan Securities Co.,
  Ltd. (b)...................     214,898          872,790
Meidensha Corp. (b)..........      77,000          328,938
Mirait Holdings Corp. .......     122,600          963,980
Mitsui Mining & Smelting
  Co., Ltd. .................     880,000        2,942,050
Mitsui-Soko Co., Ltd. .......     369,000        1,439,264
Mitsumi Electric Co., Ltd. ..      54,800          537,415
Nabtesco Corp. ..............     224,400        5,384,933
Nakanishi, Inc. .............       8,483          870,778
NET One Systems Co., Ltd. ...       1,224        2,338,574
Neturen Co., Ltd. ...........     278,103        2,334,743
Nihon Dempa Kogyo Co.,
  Ltd. (b)...................      32,000          446,161
Nihon Kohden Corp. ..........      90,100        2,227,956
Nikkiso Co., Ltd. (b)........     299,000        2,680,485
Nippon Accommodations
  Fund, Inc. ................         322        2,408,222
Nippon Carbon Co., Ltd. .....     300,712          897,370
Nippon Konpo Unyu Soko
  Co., Ltd. .................     296,000        3,133,730
Nippon Light Metal Co.,
  Ltd. (b)...................   1,873,000        3,826,709
Nippon Seiki Co., Ltd. ......      81,000        1,064,153
Nippon Sheet Glass Co.,
  Ltd. (b)...................     299,000          921,880
Nippon Shinyaku Co.,
  Ltd. (b)...................     288,000        3,651,709
Nippon Soda Co., Ltd. .......     325,000        1,424,591
Nippon Suisan Kaisha, Ltd. ..     527,999        1,726,000
Nippon Thompson Co., Ltd. ...     293,000        2,401,758
Nishimatsu Construction
  Co., Ltd. .................     888,000        1,297,474
Nishimatsuya Chain
  Co., Ltd. .................     152,793        1,256,248
Nissan Chemical
  Industries, Ltd. ..........      93,100        1,022,532
Nissha Printing Co.,
  Ltd. (b)...................      25,100          457,183
Nitto Boseki Co., Ltd. ......     669,153        1,657,140
NOF Corp. ...................     586,000        2,554,136
NSD Co., Ltd. (b)............     121,908        1,018,919
Okasan Securities
  Group, Inc. ...............     327,682        1,217,244
Oki Electric Industry Co.,
  Ltd. (c)...................   1,826,000        1,673,155
Orix JREIT, Inc. ............         540        2,968,796
Osaka Securities Exchange
  Co., Ltd. .................         363        1,611,386
OSG Corp. (b)................     191,200        2,646,875
Park24 Co., Ltd. (b).........     244,313        2,529,045
Pioneer Corp. (b)(c).........     126,100          560,549
Point, Inc. .................      31,520        1,364,071
Premier Investment Corp. ....         615        2,638,652
Rengo Co., Ltd. .............     272,000        1,788,410
Rohto Pharmaceutical
  Co., Ltd. .................     249,000        2,821,137
Ryohin Keikaku Co.,
  Ltd. (b)...................      37,903        1,804,570
Sakai Chemical Industry
  Co., Ltd. .................     389,565        1,755,840
Sanden Corp. (b).............     537,000        2,759,472
Sankyu, Inc. ................     338,000        1,569,465
Sanyo Shokai, Ltd. (b).......     268,000          779,841
Sanyo Special Steel
  Co., Ltd. .................     284,937        1,795,851
Sapporo Holdings, Ltd. (b)...     230,000          939,822
Sato Corp. ..................     154,900        1,969,815

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
Seiren Co., Ltd. ............     255,900   $    1,628,685
Senshu Ikeda Holdings,
  Inc. (b)...................     647,800          938,492
Shima Seiki
  Manufacturing, Ltd. .......      90,925        2,339,551
Shimachu Co., Ltd. ..........     123,000        2,989,710
Shinsei Bank, Ltd. (b).......     836,000          828,133
Shochiku Co., Ltd. (b).......     604,000        4,928,628
Shoei Co., Ltd. (b)..........     145,600        1,307,083
Sinfonia Technology Co.,
  Ltd. (b)...................     595,000        1,967,125
SMK Corp. ...................     310,343        1,348,816
Star Micronics Co., Ltd. ....      86,300        1,014,100
Sumitomo Osaka Cement Co.,
  Ltd. (b)...................   1,217,793        3,392,811
Tadano, Ltd. (b).............     228,526        1,375,231
Taiyo Yuden Co., Ltd. (b)....      35,000          450,718
Takara Holdings, Inc. .......     370,000        1,878,405
Takasago International
  Corp. .....................     385,694        1,862,564
Takuma Co., Ltd. (b)(c)......     326,000        1,642,917
The Bank of Nagoya, Ltd. ....     314,000          952,576
The Bank of Okinawa,
  Ltd. (b)...................      63,300        2,704,123
The Ehime Bank, Ltd. ........     896,000        2,640,515
The Eighteenth Bank, Ltd. ...     865,730        2,358,353
The Hokuetsu Bank, Ltd. .....   1,204,000        2,474,789
The Michinoku Bank, Ltd. ....     849,000        1,629,458
The Minato Bank, Ltd. (b)....     971,000        1,683,259
The Miyazaki Bank, Ltd. .....     826,000        1,881,922
The Musashino Bank, Ltd. ....      55,100        1,860,546
The Oita Bank, Ltd. .........     549,000        1,624,703
The Tochigi Bank, Ltd. ......     322,000        1,224,047
The Tokyo Tomin Bank,
  Ltd. (b)...................      58,900          730,051
Toagosei Co., Ltd. (b).......     696,818        3,485,816
TOC Co., Ltd. ...............     256,200        1,145,223
Toei Co., Ltd. ..............     374,000        1,708,841
Toho Holdings Co., Ltd. .....      95,219          943,229
Toho Zinc Co., Ltd. (b)......     304,000        1,475,582
Tokai Carbon Co., Ltd. (b)...      80,000          443,784
Tokai Tokyo Financial
  Holdings, Inc. ............     314,000          944,799
Tokuyama Corp. ..............     213,000        1,065,527
Tokyo Dome Corp. (c).........     310,000          606,488
Tokyo Tatemono Co.,
  Ltd. (b)...................     286,000        1,034,076
TOMONY Holdings, Inc. .......     346,300        1,320,708
Topy Industries, Ltd. (b)....     941,381        2,657,688
Toyo Corp/Chuo-ku............     218,448        2,361,381
Toyo Tire & Rubber
  Co., Ltd. .................     538,000        1,352,328
Toyobo Co., Ltd. ............   1,271,788        1,858,234
Ulvac, Inc. (b)..............      60,800        1,485,369
Unitika, Ltd. (c)............   1,285,000          859,212
Yamato Kogyo Co., Ltd. (b)...      32,300          997,476
Yaskawa Electric Corp. (b)...      79,000          878,430
Yodogawa Steel Works, Ltd. ..     554,000        2,318,623
Yokogawa Electric
  Corp. (b)(c)...............     125,300        1,059,682
Zenrin Co., Ltd. ............      68,377          710,355
                                            --------------
                                               258,188,824
                                            --------------
NETHERLANDS -- 1.8%
Aalberts Industries NV.......     117,778        2,752,656
AerCap Holdings NV (c).......      30,154          392,304
ASM International NV (b).....      90,830        3,582,621
BinckBank NV.................      28,991          397,502
Draka Holding NV.............         316            8,131
Exact Holding NV.............      62,932        1,924,748
KAS Bank NV..................     122,696        1,787,801
Koninklijke BAM Groep NV.....      69,942          437,665
Mediq NV.....................     210,389        4,053,879
Ordina NV (b)(c).............     123,756          596,776
VistaPrint NV (b)(c).........      28,212        1,349,944
                                            --------------
                                                17,284,027
                                            --------------
NEW ZEALAND -- 0.5%
Auckland International
  Airport, Ltd. .............     915,681        1,682,681
Fisher & Paykel Appliances
  Holdings, Ltd. ............   1,285,314          615,694
Fisher & Paykel Healthcare
  Corp., Ltd. ...............     952,569        2,171,366
Nuplex Industries, Ltd. (b)..     165,024          395,251
                                            --------------
                                                 4,864,992
                                            --------------
NORWAY -- 1.7%
Deep Sea Supply PLC (c)......     225,511          485,449
DNO International ASA (c)....   1,247,516        1,436,906
Ekornes ASA (b)..............     112,968        2,568,675
Norske Skogindustrier
  ASA (b)(c).................     335,217          559,169
Norwegian Property ASA.......     530,362        1,116,978
Petroleum Geo-Services
  ASA (c)....................     114,365        1,643,393
ProSafe SE...................     112,033          846,493
Sevan Marine ASA (b)(c)......     357,788           26,007
Songa Offshore SE (c)........     164,805          820,116
TGS Nopec Geophysical
  Co. ASA....................      59,935        1,690,104
Tomra Systems ASA............     249,195        2,182,886
Veidekke ASA.................     332,435        3,042,160
                                            --------------
                                                16,418,336
                                            --------------
PORTUGAL -- 0.3%
Altri SGPS SA (b)............     462,593          979,207
Semapa-Sociedade de
  Investimento e Gestao,
  SGPS, SA...................     185,336        2,007,258
                                            --------------
                                                 2,986,465
                                            --------------
SINGAPORE -- 2.5%
Bukit Sembawang
  Estates, Ltd. .............     330,080        1,188,460
CapitaCommercial Trust (b)...         818              966
China Yuchai International,
  Ltd. (b)...................      27,600          582,360
Ezra Holdings, Ltd. (b)......     331,599          402,478
Haw Par Corp., Ltd. .........     981,352        4,796,442
Hong Leong Finance, Ltd. ....   2,171,656        4,917,892
Mapletree Logistics Trust....   5,382,201        4,033,582
Miclyn Express
  Offshore, Ltd. ............     470,431          765,538
Straits Asia Resources,
  Ltd. (b)...................     373,000          908,496
Suntec REIT..................   3,089,000        3,774,438
Verigy, Ltd. (b)(c)..........      80,967        1,212,076
Wing Tai Holdings, Ltd. .....   1,586,000        1,899,169
                                            --------------
                                                24,481,897
                                            --------------
SOUTH KOREA -- 6.2%
Asiana Airlines (c)..........     196,924        1,820,484
Cheil Communications, Inc. ..     255,153        3,787,922
Daum Communications Corp. ...      21,385        2,223,327
DGB Financial Group,
  Inc. (c)...................      57,680          875,208
Dong-A Pharmaceutical Co.,
  Ltd. (b)...................      16,012        1,423,256
Dongbu Insurance Co., Ltd. ..      20,150        1,047,464
Eugene Investment &
  Securities Co.,
  Ltd. (a)(c)................     708,493          365,644
Hana Tour Service, Inc. (b)..      30,781        1,401,168
Hanjin Heavy Industries &
  Construction Co.,
  Ltd. (b)(c)................      12,368          415,298
Hanmi Pharm Co., Ltd. (c)....      11,638          840,434

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
Hansol Paper Co. (b).........      93,535   $      820,890
Hanwha Securities Co. .......     140,976          802,823
Hite Brewery Co., Ltd. ......      10,997        1,153,621
Hotel Shilla Co., Ltd. (b)...      75,712        1,918,241
Humax Co., Ltd. (b)..........      55,891          477,951
Hyundai Development Co. .....      34,520          966,748
Hyundai Marine & Fire
  Insurance Co., Ltd. .......     103,247        3,075,216
Jeonbuk Bank.................     293,402        1,731,309
Korea Investment Holdings
  Co., Ltd. .................      18,150          613,698
Korea Kumho Petrochemical
  Co., Ltd. .................       6,461        1,422,128
Korean Reinsurance Co. ......     148,766        1,943,788
LG International Corp. ......      81,501        4,152,723
LG Life Sciences,
  Ltd. (b)(c)................      29,456        1,339,473
LIG Insurance Co., Ltd. .....      70,246        1,796,203
Mando Corp. .................       3,287          680,398
MegaStudy Co., Ltd. .........       6,785          911,318
Melfas, Inc. ................       8,330          239,137
Meritz Finance Holdings Co.
  Ltd. (c)...................      54,898          141,918
Meritz Fire & Marine
  Insurance Co., Ltd. .......     145,030        1,786,301
Meritz Securities
  Co., Ltd. .................     925,123          823,179
Mirae Asset Securities
  Co., Ltd. .................      13,485          566,480
ORION Corp. .................       7,751        3,310,501
Poongsan Corp. ..............      67,921        2,449,266
Samsung Fine Chemicals Co.,
  Ltd. (b)...................      34,414        2,207,989
Seoul Semiconductor
  Co., Ltd. .................      14,154          386,446
SFA Engineering Corp. (b)....      52,003        2,586,390
SK Broadband Co., Ltd. (c)...     109,139          413,494
SK Chemicals Co., Ltd. ......      37,037        2,483,819
STX Offshore & Shipbuilding
  Co., Ltd. (b)..............      27,473          811,851
STX Pan Ocean Co., Ltd. (b)..      62,507          437,927
Taekwang Industrial
  Co., Ltd. .................         563          870,089
Tong Yang Securities, Inc. ..      38,890          226,568
Woori Investment & Securities
  Co., Ltd. .................      35,890          576,512
Yuhan Corp. .................      13,044        1,649,361
                                            --------------
                                                59,973,961
                                            --------------
SPAIN -- 1.5%
Amper, SA (b)(c).............     168,763          856,383
Campofrio Food Group SA (b)..     232,198        2,407,062
Construcciones y Auxiliar de
  Ferrocarriles SA...........       6,691        3,931,791
Ercros SA (b)(c).............     517,385          723,876
Faes Farma SA................     247,745          748,917
Gamesa Corp. Tecnologica
  SA (b)(c)..................      90,811          733,359
Tubacex SA (b)(c)............     308,985        1,265,548
Tubos Reunidos SA (b)(c).....     369,177        1,161,494
Vidrala SA (b)...............      85,532        2,449,167
Zeltia SA (b)(c).............     120,531          398,434
                                            --------------
                                                14,676,031
                                            --------------
SWEDEN -- 2.6%
Carnegie Investment Bank
  AB (a)(b)..................      59,625                0
Castellum AB.................     249,212        3,744,075
Concentric AB (c)............     209,196        1,452,094
Great Portland Estates PLC...     125,963          881,711
Haldex AB (a)(e).............     209,196        1,120,566
Haldex AB (e)................     209,196          994,585
Intrum Justitia AB...........     135,553        1,997,833
JM AB........................      24,155          571,332
Kungsleden AB................     207,181        1,978,218
Lundin Petroleum AB (c)......     111,135        1,514,665
New Wave Group AB (Class B)..     261,881        1,884,200
Nobia AB (b)(c)..............      63,798          419,587
PA Resources AB (b)(c).......     515,843          326,998
SAS AB (b)(c)................      77,035          207,541
TradeDoubler AB (c)..........     111,487          715,561
Trelleborg AB (Class B)......     322,719        3,595,399
Wihlborgs Fastigheter
  AB (b).....................     240,926        3,493,590
                                            --------------
                                                24,897,955
                                            --------------
SWITZERLAND -- 2.8%
Basilea Pharmaceutica
  AG (c).....................      11,662          850,412
Belimo Holding AG............       3,082        6,625,202
Daetwyler Holding AG.........      39,751        3,451,067
Georg Fischer AG (c).........       3,910        2,146,553
Kudelski SA..................      81,732        1,261,895
Kuoni Reisen Holding
  (Class B)..................       5,853        2,259,174
Meyer Burger Technology
  AG (b)(c)..................      22,248          981,607
Mobimo Holding AG (c)........       3,935        1,017,398
Nobel Biocare Holding
  AG (c).....................      60,606        1,233,714
Petroplus Holdings AG (c)....      61,890          882,043
Temenos Group AG (c).........      91,511        2,814,887
Valora Holding AG............      10,718        3,284,138
                                            --------------
                                                26,808,090
                                            --------------
UNITED KINGDOM -- 11.7%
Afren PLC (c)................     467,415        1,184,900
Aveva Group PLC..............      33,104          910,405
Barratt Developments
  PLC (c)....................     459,086          841,700
Bellway PLC..................     115,583        1,326,774
Bodycote PLC.................     264,547        1,579,523
Booker Group PLC.............     968,513        1,051,890
Bovis Homes Group PLC........     225,864        1,602,752
Britvic PLC..................     286,481        1,814,428
BTG PLC (c)..................     194,342          873,618
Capital & Counties
  Properties PLC.............     350,369        1,108,125
Charter International PLC....      74,680          949,569
Chemring Group PLC...........     265,933        2,732,431
Cookson Group PLC............     125,865        1,358,921
CSR PLC......................     117,752          585,283
Dairy Crest Group PLC........     216,811        1,287,894
Debenhams PLC................     678,262          751,352
DS Smith PLC.................     409,915        1,652,485
DSG International PLC (c)....   2,616,878          707,074
Elementis PLC................   1,117,727        3,095,436
Enterprise Inns PLC (c)......     218,937          225,131
Fenner PLC (b)...............     441,302        2,844,582
Galiform PLC (c).............     333,748          573,323
Galliford Try PLC............     157,198        1,304,772
Game Group PLC...............     501,031          291,588
Gem Diamonds, Ltd. (c).......      79,133          291,312
Helphire PLC (c).............     461,988           27,814
Henderson Group PLC..........     633,514        1,552,057
Heritage Oil PLC (c).........     112,753          397,157
HMV Group PLC (b)............     960,448          149,415
Hochschild Mining PLC (b)....      92,032          679,072
Hunting PLC..................      79,843          980,608

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
Imagination Technologies
  Group PLC (c)..............      80,199   $      485,537
Inchcape PLC.................     212,835        1,427,948
Intermediate Capital Group
  PLC (b)....................     213,914        1,108,244
International Personal
  Finance....................     359,796        2,125,118
Interserve PLC...............     228,929        1,185,298
ITE Group PLC................     635,736        2,228,063
J.D. Wetherspoon PLC.........     197,310        1,366,236
Jardine Lloyd Thompson
  Group PLC..................     244,072        2,668,469
JKX Oil & Gas PLC............      85,102          362,062
Jupiter Fund Management PLC..     236,235          959,158
Keller Group PLC.............     123,056          921,026
Kesa Electricals PLC.........     200,205          442,594
Kier Group PLC...............      72,521        1,583,433
Laird PLC....................     251,395          817,295
Lamprell PLC (b).............      93,903          568,503
Mcbride PLC..................     183,811          407,975
Melrose PLC..................     706,574        4,106,419
Michael Page
  International PLC..........     330,429        2,838,108
Micro Focus
  International PLC..........     118,687          638,901
Mitchells & Butlers PLC (c)..     280,427        1,418,167
Mitie Group PLC..............     608,311        2,323,363
Morgan Crucible Co. PLC......     382,892        1,892,705
Morgan Sindall PLC...........      82,353          836,252
N Brown Group PLC............     312,944        1,321,355
National Express Group PLC...     256,279        1,041,775
Pace PLC.....................     138,434          236,695
PayPoint PLC.................     130,909        1,070,806
Persimmon PLC................     129,523        1,002,908
Premier Farnell PLC..........     575,677        2,301,311
Premier Foods PLC (c)........   1,799,335          549,439
Punch Taverns PLC (c)........     290,080          334,379
PV Crystalox Solar PLC.......     498,163          205,942
Rank Group PLC...............   1,022,394        2,453,898
Redrow PLC (c)...............     376,584          751,502
Regus PLC....................     323,459          574,862
Restaurant Group PLC.........     416,704        1,966,854
RPS Group PLC................     379,268        1,493,013
Salamander Energy PLC (c)....     110,001          495,720
Senior PLC...................     825,948        2,410,702
Shaftesbury PLC..............     401,293        3,401,673
Shanks Group PLC.............     518,595        1,064,036
SIG PLC (c)..................     367,286          804,885
Spectris PLC.................     139,131        3,556,018
Spirent Communications PLC...     418,251        1,000,507
St. James's Place PLC........     235,461        1,285,272
Stagecoach Group PLC.........     381,761        1,564,730
Taylor Wimpey PLC (c)........   1,758,103        1,066,359
Telecity Group PLC (c).......      96,300          856,511
Tullett Prebon PLC...........     316,144        1,798,263
Ultra Electronics
  Holdings PLC...............      63,967        1,762,261
Unite Group PLC (c)..........     357,987        1,250,614
Victrex PLC..................     191,834        4,619,701
WH Smith PLC.................     209,410        1,647,031
Wincanton PLC................     287,436          542,221
Yell Group PLC (b)(c)........   1,555,341          143,579
                                            --------------
                                               112,017,087
                                            --------------
UNITED STATES -- 0.0% (F)
Walter Energy, Inc. (b)......       3,545          410,480
                                            --------------
TOTAL COMMON STOCKS --
  (Cost $891,042,246)........                  950,543,454
                                            --------------
RIGHTS -- 0.0% (F)
SPAIN -- 0.0% (F)
Faes Farma SA (expiring
  7/14/11) (c)
  (Cost $58,129).............     247,745           35,919
                                            --------------
WARRANTS -- 0.0% (F)
CANADA -- 0.0% (F)
Kinross Gold Corp. (expiring
  9/17/14) (c)...............         463            1,175
                                            --------------
HONG KONG -- 0.0% (F)
Allied Properties HK, Ltd.
  (expiring 6/13/16) (c).....   1,005,358           26,357
                                            --------------
ITALY -- 0.0% (F)
Interpump Group SpA (expiring
  10/31/12) (c)..............           8               10
                                            --------------
TOTAL WARRANTS --
  (Cost $2,207)..............                       27,542
                                            --------------
SHORT TERM INVESTMENTS -- 9.3%
UNITED STATES -- 9.3%
MONEY MARKET FUNDS -- 9.3%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (g)(h)...........  88,178,378       88,178,378
State Street Institutional
  Liquid
  Reserves Fund
  0.15% (h)(i)...............     736,954          736,954
                                            --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $88,915,332).........                   88,915,332
                                            --------------
TOTAL INVESTMENTS -- 108.1%
  (Cost $980,017,914)........                1,039,522,247
OTHER ASSETS &
  LIABILITIES -- (8.1)%......                  (77,835,099)
                                            --------------
NET ASSETS -- 100.0%.........               $  961,687,148
                                            ==============





(a)  Securities are valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c)  Non-income producing security.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f) Amount shown represents less than 0.05% of net assets.
(g) Investments of cash collateral for securities loaned.
(h)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(i) The rate shown is the annualized seven-day yield at period end.


REIT = Real Estate Investment Trust
TRY = Turkish Lira

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Machinery..........................................       7.0%
Metals & Mining....................................       6.3
Commercial Banks...................................       4.7
Oil, Gas & Consumable Fuels........................       4.1
Electronic Equipment, Instruments &
  Components.......................................       4.0
Real Estate Investment Trusts......................       4.0
Chemicals..........................................       3.9
Real Estate Management & Development...............       3.6
Specialty Retail...................................       3.5
Capital Markets....................................       3.2
Construction & Engineering.........................       3.0
Commercial Services & Supplies.....................       2.9
Hotels, Restaurants & Leisure......................       2.8
Media..............................................       2.3
Auto Components....................................       2.2
Professional Services..............................       2.2
Energy Equipment & Services........................       2.2
Food Products......................................       2.0
Pharmaceuticals....................................       2.0
Health Care Equipment & Supplies...................       1.9
Insurance..........................................       1.8
Household Durables.................................       1.7
Semiconductors & Semiconductor
  Equipment........................................       1.7
Software...........................................       1.6
Trading Companies & Distributors...................       1.6
Building Products..................................       1.6
Textiles, Apparel & Luxury Goods...................       1.6
Industrial Conglomerates...........................       1.5
Electrical Equipment...............................       1.4
Multiline Retail...................................       1.0
Health Care Providers & Services...................       0.9
IT Services........................................       0.9
Beverages..........................................       0.9
Communications Equipment...........................       0.9
Road & Rail........................................       0.8
Construction Materials.............................       0.8
Distributors.......................................       0.7
Consumer Finance...................................       0.7
Transportation Infrastructure......................       0.7
Diversified Financial Services.....................       0.7
Paper & Forest Products............................       0.7
Containers & Packaging.............................       0.7
Gas Utilities......................................       0.7
Diversified Consumer Services......................       0.6
Internet Software & Services.......................       0.6
Aerospace & Defense................................       0.5
Marine.............................................       0.4
Automobiles........................................       0.4
Airlines...........................................       0.4
Thrifts & Mortgage Finance.........................       0.4
Leisure Equipment & Products.......................       0.4
Electric Utilities.................................       0.4
Computers & Peripherals............................       0.4
Food & Staples Retailing...........................       0.3
Biotechnology......................................       0.1
Life Sciences Tools & Services.....................       0.1
Internet & Catalog Retail..........................       0.1
Wireless Telecommunication Services................       0.1
Health Care Technology.............................       0.1
Air Freight & Logistics............................       0.1
Diversified Telecommunication Services.............       0.0***
Household Products.................................       0.0***
Independent Power Producers & Energy
  Traders..........................................       0.0***
Short Term Investments.............................       9.3
Other Assets & Liabilities.........................      (8.1)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for Haldex AB, which was Level 2 and part of the Machinery Industry, representing 0.12% of net assets, Lynas Corp., Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.18% of net assets, Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Carnegie Investment Bank AB and Eugene Investment & Securities Co., Ltd. which were Level 2 and part of the Capital Markets Industry, representing 0.04% of net assets, Peace Mark (Holdings), Ltd. which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, and AET&D Holdings No. 1 Pty, Ltd., which was Level 2 and part of the Transportation Infrastructure Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 17.5%
Abacus Property Group.......    1,831,415   $    4,529,245
Astro Japan Property Group..      423,188        1,282,174
BGP Holdings PLC (a)........   32,410,441                0
Bunnings Warehouse Property
  Trust.....................    2,902,647        5,686,858
CFS Retail Property
  Trust (b).................   12,099,654       23,511,301
Charter Hall Office
  REIT (b)..................    2,992,765       10,733,578
Charter Hall Retail REIT....    1,833,140        6,280,189
Commonwealth Property Office
  Fund (b)..................   17,691,307       17,803,888
Dexus Property Group (b)....   34,816,569       32,801,653
Goodman Group (b)...........   49,782,145       37,574,206
GPT Group...................   13,400,770       45,336,075
ING Office Fund.............   17,503,246       12,086,635
Westfield Group.............   15,333,646      142,164,254
Westfield Retail Trust......   20,800,284       60,348,383
                                            --------------
                                               400,138,439
                                            --------------
AUSTRIA -- 2.1%
Atrium European Real
  Estate, Ltd. .............    1,354,522        8,921,781
CA Immobilien Anlagen
  AG (b)(c).................      523,058        9,494,606
IMMOFINANZ AG (b)(c)........    7,163,654       30,535,477
                                            --------------
                                                48,951,864
                                            --------------
BELGIUM -- 0.9%
Befimmo Sicafi S.C.A. ......       98,460        8,752,133
Cofinimmo...................       88,891       12,671,337
                                            --------------
                                                21,423,470
                                            --------------
CANADA -- 9.9%
Artis REIT..................      268,678        3,911,435
Boardwalk REIT..............      171,246        8,568,510
Brookfield Asset Management,
  Inc. (Class A) (b)........    4,034,807      134,159,110
Calloway REIT...............      363,702        9,500,495
Canadian Apartment
  Properties REIT...........      268,767        5,385,922
Canadian REIT...............      234,032        8,050,837
Chartwell Seniors Housing
  REIT......................      502,471        4,373,388
Extendicare REIT............      283,039        3,055,918
First Capital Realty,
  Inc. (b)..................      442,853        7,562,136
H&R REIT....................      521,313       11,689,165
Primaris Retail REIT........      281,768        6,145,701
RioCan REIT.................      915,554       24,608,300
                                            --------------
                                               227,010,917
                                            --------------
CHINA -- 3.7%
Hongkong Land Holdings,
  Ltd. (b)..................    8,944,000       63,681,280
Kerry Properties, Ltd. .....    4,460,170       21,494,795
                                            --------------
                                                85,176,075
                                            --------------
FRANCE -- 10.1%
Fonciere Des Regions........      190,402       20,165,756
Gecina SA (b)...............      151,076       21,108,633
Klepierre...................      677,981       27,980,243
SILIC.......................       67,755        9,720,306
Unibail-Rodamco SE..........      658,903      152,324,156
                                            --------------
                                               231,299,094
                                            --------------
GERMANY -- 0.2%
IVG Immobilien AG (c).......      649,241        5,076,438
                                            --------------
HONG KONG -- 9.4%
Champion REIT (b)...........   11,067,174        6,215,396
GZI REIT....................    5,240,000        2,707,123
Hang Lung Group, Ltd. (b)...    6,129,808       38,836,888
Hang Lung
  Properties, Ltd. .........   16,078,755       65,916,438
Hysan Development Co.,
  Ltd. (b)..................    4,401,847       21,751,135
Prosperity REIT.............    7,808,000        1,836,291
The Link REIT (b)...........   16,119,250       54,999,658
Wheelock & Co., Ltd. .......    5,966,545       23,923,689
                                            --------------
                                               216,186,618
                                            --------------
ITALY -- 0.3%
Beni Stabili SpA............    5,947,946        6,006,354
                                            --------------
JAPAN -- 16.8%
Aeon Mall Co., Ltd. ........      575,540       13,839,756
Daibiru Corp. ..............      415,500        3,164,097
Daiwa Office Investment
  Corp. (b).................        1,858        6,513,123
Frontier Real Estate
  Investment Corp. (b)......        1,270       11,133,730
Fukuoka REIT Corp. .........          765        5,730,869
Global One Real Estate
  Investment Co., Ltd. (b)..          696        5,791,382
Hankyu REIT, Inc. (b).......          618        3,145,097
Heiwa Real Estate
  Co., Ltd. ................    1,296,000        2,792,273
Japan Excellent, Inc. (b)...        1,234        6,203,616
Japan Hotel and
  Resort, Inc. .............          559        1,288,829
JAPAN OFFICE Investment
  Corp. ....................        1,091        1,361,724
Japan Prime Realty
  Investment Corp. (b)......        5,163       13,617,125
Japan Real Estate Investment
  Corp. ....................        3,531       34,584,213
Japan Retail Fund Investment
  Corp. ....................       12,188       18,683,437
Kenedix Realty Investment
  Corp. ....................        1,688        6,479,445
Mitsui Fudosan Co., Ltd. ...    6,354,000      108,417,682
Mori Hills REIT Investment
  Corp. (b).................        1,318        4,798,068
Mori Trust Sogo REIT,
  Inc. (b)..................        1,240       12,099,059
Nippon Building Fund,
  Inc. (b)..................        4,174       40,623,626
Nomura Real Estate Office
  Fund, Inc. (b)............        2,098       13,820,406
NTT Urban Development
  Corp. (b).................        7,848        6,685,765
Orix JREIT, Inc. ...........        2,040       11,215,453
Premier Investment Corp. ...        1,015        4,354,848
Shoei Co., Ltd. (b).........      264,090        2,370,793
Tokyu Land Corp. ...........    3,305,000       13,914,066
Tokyu REIT, Inc. (b)........        1,221        8,133,952
Top REIT, Inc. .............        1,120        6,129,767
United Urban Investment
  Corp. ....................       15,098       17,292,781
                                            --------------
                                               384,184,982
                                            --------------
NETHERLANDS -- 2.2%
Corio NV....................      415,572       27,535,011
Eurocommercial
  Properties NV.............      257,538       12,807,318
VastNed Retail NV...........      133,578        9,573,006
                                            --------------
                                                49,915,335
                                            --------------
NEW ZEALAND -- 0.8%
AMP NZ Office Trust.........    5,569,257        3,909,703
Argosy Property Trust.......    3,975,857        2,758,275
Goodman Property Trust (b)..    5,595,030        4,389,890
Kiwi Income Property
  Trust (b).................    7,024,108        6,033,261
                                            --------------
                                                17,091,129
                                            --------------

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
SINGAPORE -- 7.1%
Ascendas REIT (b)...........   12,133,831   $   20,163,747
Cambridge Industrial Trust..    7,849,367        3,165,067
CapitaCommercial Trust (b)..   13,753,676       16,245,381
CapitaLand, Ltd. (b)........   18,277,999       43,327,612
CapitaMall Trust (b)........   14,516,168       22,112,442
Frasers Commercial Trust....    3,473,304        2,291,770
Global Logistic Properties,
  Ltd. (b)(c)...............    8,628,000       14,478,397
Guocoland, Ltd. ............    2,361,666        3,828,377
Mapletree Logistics Trust...    9,260,080        6,939,780
Singapore Land, Ltd. (b)....      758,000        4,396,351
Starhill Global REIT (b)....    8,378,482        4,436,309
Suntec REIT (b).............   14,995,351       18,322,765
United Industrial
  Corp., Ltd. ..............    1,734,000        4,025,660
                                            --------------
                                               163,733,658
                                            --------------
SOUTH AFRICA -- 0.8%
Capital Property Fund.......    4,145,947        5,039,475
Fountainhead Property
  Trust.....................    8,397,236        7,977,312
SA Corporate Real Estate
  Fund......................    5,795,648        2,838,406
Sycom Property Fund.........      761,508        2,336,534
                                            --------------
                                                18,191,727
                                            --------------
SPAIN -- 0.0% (D)
Martinsa-Fadesa
  SA (a)(c)(e)..............       35,998                0
                                            --------------
SWEDEN -- 2.4%
Castellum AB................    1,242,254       18,663,193
Fabege AB...................    1,034,414       10,417,827
Great Portland Estates PLC..    2,258,188       15,806,787
Kungsleden AB...............      985,837        9,413,028
                                            --------------
                                                54,300,835
                                            --------------
SWITZERLAND -- 2.4%
PSP Swiss Property AG (c)...      250,745       23,779,084
Swiss Prime Site AG (c).....      371,411       31,825,776
                                            --------------
                                                55,604,860
                                            --------------
UNITED KINGDOM -- 13.0%
Big Yellow Group PLC........      877,194        4,333,314
British Land Co. PLC........    6,391,947       62,495,316
Capital & Counties
  Properties PLC............    4,254,420       13,455,616
Capital Shopping Centres
  Group PLC.................    4,969,375       31,872,458
Derwent London PLC..........      728,042       21,342,939
Grainger PLC................    2,413,309        5,032,909
Hammerson PLC...............    5,110,200       39,494,898
Land Securities Group PLC...    5,528,361       75,663,738
Segro PLC...................    5,303,084       26,588,724
Shaftesbury PLC.............    1,805,283       15,302,987
Workspace Group PLC.........    6,181,687        3,002,129
                                            --------------
                                               298,585,028
                                            --------------
TOTAL COMMON STOCKS --
  (Cost $2,128,956,070).....                 2,282,876,823
                                            --------------
SHORT TERM INVESTMENTS -- 7.7%
UNITED STATES -- 7.7%
MONEY MARKET FUNDS -- 7.7%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (f)(g)..........  174,555,242      174,555,242
State Street Institutional
  Liquid
  Reserves Fund
  0.15% (g)(h)..............      474,706          474,706
                                            --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $175,029,948).......                   175,029,948
                                            --------------
TOTAL INVESTMENTS -- 107.3%
  (Cost $2,303,986,018).....                 2,457,906,771
OTHER ASSETS &
  LIABILITIES -- (7.3)%.....                  (166,153,370)
                                            --------------
NET ASSETS -- 100.0%........                $2,291,753,401
                                            ==============





(a)  Securities are valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c)  Non-income producing security.
(d) Amount shown represents less than 0.05% of net assets.
(e)  Company has filed for insolvency.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


REIT = Real Estate Investment Trust

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Real Estate Investment Trusts......................      64.4%
Real Estate Management & Development...............      35.2
Short Term Investments.............................       7.7
Other Assets & Liabilities.........................      (7.3)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for BGP Holdings
       PLC and Martinsa-Fadesa SA, which was Level 2 and part of the Diversfied REITs and Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 1.7%
AGL Energy, Ltd. ..............     16,242   $   254,744
Asciano Group..................    105,171       184,658
Macquarie Atlas Roads
  Group (a)....................        779         1,459
Transurban Group (b)...........     51,138       286,334
                                             -----------
                                                 727,195
                                             -----------
BRAZIL -- 1.3%
Centrais Eletricas Brasileiras
  SA ADR.......................     19,138       254,315
Companhia Energetica de Minas
  Gerais ADR...................     13,671       282,170
                                             -----------
                                                 536,485
                                             -----------
CANADA -- 6.3%
Canadian Utilities, Ltd.
  (Class A)....................      3,171       184,063
Emera, Inc. ...................      4,387       143,688
Enbridge, Inc. (b).............     27,805       903,497
Fortis, Inc. (b)...............      6,221       208,527
TransAlta Corp. (b)............      7,864       167,775
TransCanada Corp. (b)..........     24,954     1,095,018
                                             -----------
                                               2,702,568
                                             -----------
CZECH REPUBLIC -- 0.9%
CEZ AS (b).....................      7,578       389,675
                                             -----------
FINLAND -- 1.1%
Fortum Oyj.....................     15,838       458,565
                                             -----------
FRANCE -- 7.8%
EDF SA (b).....................      9,109       357,967
GDF Suez.......................     60,150     2,200,704
Suez Environnement Co. ........     13,759       274,391
Veolia Environnement...........     17,801       501,981
                                             -----------
                                               3,335,043
                                             -----------
GERMANY -- 6.3%
E.ON AG........................     67,915     1,928,466
RWE AG.........................     13,975       774,704
                                             -----------
                                               2,703,170
                                             -----------
HONG KONG -- 3.5%
CLP Holdings, Ltd. ............     64,727       573,549
Hong Kong & China Gas
  Co., Ltd. ...................    210,872       479,128
Hongkong Electric
  Holdings, Ltd. ..............     56,500       427,676
                                             -----------
                                               1,480,353
                                             -----------
ITALY -- 6.2%
A2A SpA (b)....................     54,457        84,797
Atlantia SpA...................     16,449       350,097
Enel SpA (b)...................    249,812     1,631,302
Snam Rete Gas SpA..............     59,930       354,857
Terna Rete Elettrica Nationale
  SpA (b)......................     53,177       247,178
                                             -----------
                                               2,668,231
                                             -----------
JAPAN -- 6.1%
Chubu Electric Power
  Co., Inc. ...................     20,298       394,599
Electric Power Development Co.,
  Ltd. (b).....................      5,941       160,001
Hokuriku Electric Power
  Co. (b)......................      6,100       115,867
Kyushu Electric Power Co.,
  Inc. (b).....................     12,518       224,289
Osaka Gas Co., Ltd. (b)........     57,000       215,267
Shikoku Electric Power Co.,
  Inc. (b).....................      6,435       145,417
The Chugoku Electric Power Co.,
  Inc. (b).....................     10,075       173,655
The Kansai Electric Power
  Co., Inc. ...................     25,137       498,009
The Tokyo Electric Power Co.,
  Inc. (b).....................     43,467       175,461
Tohoku Electric Power Co.,
  Inc. (b).....................     13,708       197,065
Tokyo Gas Co., Ltd. ...........     72,000       323,626
                                             -----------
                                               2,623,256
                                             -----------
PORTUGAL -- 1.1%
Brisa Auto-Estradas de
  Portugal SA..................     16,787       102,465
EDP -- Energias de
  Portugal SA..................     97,383       345,776
                                             -----------
                                                 448,241
                                             -----------
SOUTH KOREA -- 0.6%
Korea Electric Power Corp.
  ADR (a)......................     18,445       244,765
                                             -----------
SPAIN -- 5.2%
Abertis Infraestructuras
  SA (b).......................     13,111       292,833
Enagas (b).....................      6,318       153,066
Gas Natural SDG SA (b).........     13,601       284,847
Iberdrola Renovables SA........     29,771       131,476
Iberdrola SA (a)...............    152,016     1,352,596
                                             -----------
                                               2,214,818
                                             -----------
UNITED KINGDOM -- 8.9%
Centrica PLC...................    183,485       952,365
International Power PLC........     54,829       283,177
National Grid PLC..............    124,978     1,228,957
Pennon Group PLC...............     13,027       145,981
Scottish & Southern
  Energy PLC...................     33,161       741,610
Severn Trent PLC...............      8,469       200,141
United Utilities Group PLC.....     24,269       233,387
                                             -----------
                                               3,785,618
                                             -----------
UNITED STATES -- 42.2%
Alliant Energy Corp. (b).......      3,972       161,502
Ameren Corp. ..................      8,685       250,475
American Electric Power
  Co., Inc. ...................     17,321       652,655
American Water Works
  Co., Inc. ...................      6,262       184,416
Aqua America, Inc. (b).........      4,907       107,856
Calpine Corp. (a)(b)...........     11,941       192,608
CenterPoint Energy, Inc. ......     14,992       290,095
CMS Energy Corp. ..............      8,943       176,088
Consolidated Edison, Inc. (b)..     10,337       550,342
Constellation Energy
  Group, Inc. .................      7,069       268,339
Dominion Resources, Inc. (b)...     20,794     1,003,726
DTE Energy Co. (b).............      6,082       304,222
Duke Energy Corp. (b)..........     47,663       897,494
Edison International...........     11,582       448,803
El Paso Corp. .................     27,370       552,874
Entergy Corp. .................      6,406       437,402
Exelon Corp. ..................     23,722     1,016,250
FirstEnergy Corp. .............     15,034       663,747
Integrys Energy Group,
  Inc. (b).....................      2,831       146,759
ITC Holdings Corp. (b).........      1,833       131,554
Kinder Morgan Management,
  LLC (a)......................      3,313       217,300
National Fuel Gas Co. (b)......      2,966       215,925
NextEra Energy, Inc. ..........     15,073       866,095
NiSource, Inc. (b).............     10,204       206,631
Northeast Utilities (b)........      6,177       217,245
NRG Energy, Inc. (a)(b)........      8,512       209,225
NSTAR (b)......................      3,748       172,333
NV Energy, Inc. ...............      8,320       127,712
OGE Energy Corp. ..............      3,481       175,164
ONEOK, Inc. (b)................      3,790       280,498
Pepco Holdings, Inc. (b).......      8,253       162,006

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
PG&E Corp. ....................     14,111   $   593,085
Pinnacle West Capital Corp. ...      3,893       173,550
PPL Corp. .....................     20,686       575,691
Progress Energy, Inc. (b)......     10,405       499,544
Public Service Enterprise
  Group, Inc. .................     18,277       596,561
SCANA Corp. (b)................      4,621       181,929
Sempra Energy..................      8,617       455,667
Southern Co. ..................     30,310     1,223,918
Spectra Energy Corp. (b).......     23,083       632,705
TECO Energy, Inc. .............      7,910       149,420
The AES Corp. (a)..............     27,739       353,395
The Williams Cos., Inc. .......     20,938       633,375
Wisconsin Energy Corp. (b).....      8,262       259,014
Xcel Energy, Inc. (b)..........     17,086       415,190
                                             -----------
                                              18,030,385
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $57,127,019)...........               42,348,368
                                             -----------
SHORT TERM INVESTMENTS -- 12.5%
UNITED STATES -- 12.5%
MONEY MARKET FUNDS -- 12.5%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (c)(d).............  5,303,651     5,303,651
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)...     48,417        48,417
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,352,068)............                5,352,068
                                             -----------
TOTAL INVESTMENTS -- 111.7%
  (Cost $62,479,087)...........               47,700,436
OTHER ASSETS &
  LIABILITIES -- (11.7)%.......               (5,003,320)
                                             -----------
NET ASSETS -- 100.0%...........              $42,697,116
                                             ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c) Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
CLP = Chilean Peso

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Electric Utilities.................................      45.9%
Multi-Utilities....................................      29.4
Oil, Gas & Consumable Fuels........................       9.5
Gas Utilities......................................       5.4
Independent Power Producers & Energy
  Traders..........................................       4.1
Transportation Infrastructure......................       2.4
Water Utilities....................................       2.1
Road & Rail........................................       0.4
Short Term Investments.............................      12.5
Other Assets & Liabilities.........................     (11.7)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 8.8%
BHP Billiton, Ltd. ...........     183,479   $  8,603,746
Incitec Pivot, Ltd. ..........     254,677      1,052,456
Newcrest Mining, Ltd. ........      51,078      2,062,137
Rio Tinto, Ltd. ..............      29,293      2,602,655
Woodside Petroleum, Ltd. .....      17,722        777,900
                                             ------------
                                               15,098,894
                                             ------------
BRAZIL -- 3.8%
Companhia Siderurgica Nacional
  SA ADR (a)..................      37,602        468,521
Gerdau SA ADR (a).............      28,575        300,609
Petroleo Brasileiro SA ADR....      94,085      3,185,718
Vale SA ADR (a)...............      80,839      2,582,806
                                             ------------
                                                6,537,654
                                             ------------
CANADA -- 13.2%
Agnico-Eagle Mines, Ltd. .....      10,796        682,147
Agrium, Inc. .................      24,059      2,111,239
Barrick Gold Corp. ...........      64,018      2,899,375
Canadian Natural
  Resources, Ltd. ............      24,246      1,015,714
Goldcorp, Inc. ...............      51,705      2,499,262
Imperial Oil, Ltd. (a)........      18,763        873,313
Kinross Gold Corp. ...........      73,228      1,155,593
Potash Corp. of
  Saskatchewan, Inc. .........     129,769      7,395,535
Sino-Forest Corp. (a)(b)......      41,375        137,188
Suncor Energy, Inc. (a).......      34,727      1,360,150
Teck Resources, Ltd. (Class
  B) (a)......................      40,142      2,038,919
Viterra, Inc. ................      57,050        619,505
                                             ------------
                                               22,787,940
                                             ------------
CHILE -- 0.2%
Sociedad Quimica y Minera de
  Chile SA ADR................       6,526        422,363
                                             ------------
CHINA -- 1.2%
China Agri-Industries
  Holdings, Ltd. .............     106,000        112,249
China Coal Energy Co., Ltd....     106,000        142,764
China Petroleum & Chemical
  Corp. ......................     436,000        438,732
China Shenhua Energy
  Co., Ltd. ..................      88,000        419,573
PetroChina Co., Ltd. .........     552,000        807,294
Yanzhou Coal Mining
  Co., Ltd. ..................      48,000        182,593
                                             ------------
                                                2,103,205
                                             ------------
FINLAND -- 1.4%
Stora Enso Oyj................      95,977      1,006,766
UPM-Kymmene Oyj...............      81,958      1,498,405
                                             ------------
                                                2,505,171
                                             ------------
FRANCE -- 1.8%
Total SA......................      54,125      3,129,506
                                             ------------
GERMANY -- 2.9%
K+S AG........................      29,035      2,231,107
Suedzucker AG.................      29,578      1,050,864
ThyssenKrupp AG...............      34,145      1,774,015
                                             ------------
                                                5,055,986
                                             ------------
HONG KONG -- 1.5%
Chaoda Modern Agriculture
  Holdings, Ltd. .............      90,000         39,094
CNOOC, Ltd. ..................   1,126,000      2,627,876
                                             ------------
                                                2,666,970
                                             ------------
INDIA -- 1.0%
Reliance Industries, Ltd.
  GDR (c).....................      40,958      1,648,150
                                             ------------
ITALY -- 1.3%
ENI SpA.......................      92,377      2,184,442
                                             ------------
JAPAN -- 2.0%
JFE Holdings, Inc. ...........      41,500      1,132,565
Nippon Steel Corp. (a)........     455,000      1,464,834
OJI Paper Co., Ltd. ..........     169,000        805,659
                                             ------------
                                                3,403,058
                                             ------------
LUXEMBOURG -- 2.2%
APERAM........................       5,349        173,175
ArcelorMittal.................     103,013      3,583,732
                                             ------------
                                                3,756,907
                                             ------------
NETHERLANDS -- 1.9%
Nutreco Holding NV............       5,393        396,503
Royal Dutch Shell PLC
  (Class A)...................      80,763      2,875,882
                                             ------------
                                                3,272,385
                                             ------------
NORWAY -- 2.5%
StatoilHydro ASA (a)..........      71,215      1,813,076
Yara International ASA........      44,720      2,531,282
                                             ------------
                                                4,344,358
                                             ------------
PERU -- 0.6%
Compania de Minas Buenaventura
  SA ADR, Series B............       6,820        259,023
Southern Copper Corp. (a).....      21,340        701,446
                                             ------------
                                                  960,469
                                             ------------
RUSSIA -- 6.2%
Gazprom OAO ADR (b)...........     301,471      4,395,447
Lukoil OAO ADR................      21,371      1,359,196
MMC Norilsk Nickel OJSC ADR...      48,347      1,266,691
Novolipetsk Steel OJSC GDR....      15,520        603,728
Rosneft Oil Co. GDR...........     265,224      2,233,186
Surgutneftegas OJSC ADR (a)...      90,868        899,593
                                             ------------
                                               10,757,841
                                             ------------
SINGAPORE -- 3.3%
Golden Agri-Resources, Ltd. ..   1,980,000      1,096,774
Wilmar International,
  Ltd. (a)....................   1,029,000      4,543,158
                                             ------------
                                                5,639,932
                                             ------------
SOUTH AFRICA -- 0.4%
AngloGold Ashanti, Ltd. ADR...       9,763        410,925
Gold Fields, Ltd. ADR (a).....      17,650        257,513
                                             ------------
                                                  668,438
                                             ------------
SOUTH KOREA -- 1.5%
POSCO ADR.....................      24,008      2,607,749
                                             ------------
SPAIN -- 0.5%
Repsol YPF SA (a).............      27,304        947,705
                                             ------------
SWEDEN -- 0.8%
Svenska Cellulosa AB
  (Class B)...................      94,703      1,336,487
                                             ------------
SWITZERLAND -- 5.4%
Syngenta AG (b)...............      14,583      4,915,268
Xstrata PLC...................     197,418      4,346,899
                                             ------------
                                                9,262,167
                                             ------------
UNITED KINGDOM -- 6.4%
Anglo American PLC............      89,377      4,430,265

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Antofagasta PLC...............      65,371   $  1,463,002
BG Group PLC..................      74,702      1,695,816
BP PLC........................     423,128      3,115,661
Lonmin PLC....................      13,710        319,816
                                             ------------
                                               11,024,560
                                             ------------
UNITED STATES -- 28.4%
Alcoa, Inc. (a)...............      70,404      1,116,607
Apache Corp. .................       8,520      1,051,283
Archer-Daniels-Midland
  Co. (a).....................      99,326      2,994,679
Bunge, Ltd. ..................      22,821      1,573,508
CF Industries Holdings,
  Inc. (a)....................      10,430      1,477,618
Chevron Corp. ................      44,445      4,570,724
ConocoPhillips................      31,833      2,393,523
CONSOL Energy, Inc. (a).......       5,116        248,024
Exxon Mobil Corp. ............     103,047      8,385,965
Freeport-McMoRan Copper &
  Gold, Inc. .................      61,778      3,268,056
International Paper Co. (a)...      70,514      2,102,728
MeadWestvaco Corp. (a)........      26,313        876,486
Monsanto Co. (a)..............      80,791      5,860,579
Newmont Mining Corp. (a)......      31,737      1,712,846
Nucor Corp. (a)...............      20,642        850,863
Occidental Petroleum
  Corp. (a)...................      17,529      1,823,717
Peabody Energy Corp. (a)......       6,169        363,416
Plum Creek Timber Co., Inc. ..      25,389      1,029,270
Rayonier, Inc. (a)............      12,585        822,430
The Mosaic Co. ...............      67,044      4,540,890
Weyerhaeuser Co. (a)..........      83,683      1,829,310
                                             ------------
                                               48,892,522
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $170,963,678).........                171,014,859
                                             ------------
SHORT TERM INVESTMENTS -- 9.7%
UNITED STATES -- 9.7%
MONEY MARKET FUNDS -- 9.7%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (d)(e)............  16,372,666     16,372,666
State Street Institutional
  Liquid
  Reserves Fund 0.15% (e)(f)..     259,564        259,564
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $16,632,230)..........                 16,632,230
                                             ------------
TOTAL INVESTMENTS -- 108.9%
  (Cost $187,595,908).........                187,647,089
OTHER ASSETS &
  LIABILITIES -- (8.9)%.......                (15,330,059)
                                             ------------
NET ASSETS -- 100.0%..........               $172,317,030
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(f) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
RUB = Russian Ruble

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Metals & Mining....................................      33.4%
Oil, Gas & Consumable Fuels........................      33.1
Chemicals..........................................      18.9
Food Products......................................       7.1
Paper & Forest Products............................       5.6
Real Estate Investment Trusts......................       1.1
Short Term Investments.............................       9.7
Other Assets & Liabilities.........................      (8.9)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 6.0%
Alumina, Ltd. ................     236,446   $    534,123
Amcor, Ltd. ..................     104,980        809,219
AMP, Ltd. ....................      72,669        380,439
Australia & New Zealand
  Banking Group, Ltd. ........      45,384      1,068,938
BHP Billiton, Ltd. ...........     104,391      4,895,130
BlueScope Steel, Ltd. ........     150,510        194,169
Boral, Ltd. (a)...............     149,424        703,882
Brambles, Ltd. ...............      55,374        428,026
CFS Retail Property
  Trust (a)...................     176,780        343,508
Coca-Cola Amatil, Ltd. .......      75,440        922,348
Commonwealth Bank of
  Australia...................      37,913      2,122,838
CSL, Ltd. ....................      21,641        765,962
Fortescue Metals
  Group, Ltd. ................      64,796        440,503
Foster's Group, Ltd. .........      88,892        490,114
Insurance Australia
  Group, Ltd. ................      81,213        295,619
Lend Lease Group..............      67,468        647,914
Macquarie Group, Ltd. ........      19,726        659,958
National Australia
  Bank, Ltd. .................      44,872      1,230,783
Newcrest Mining, Ltd. ........      18,577        749,997
Origin Energy, Ltd. ..........      59,905      1,012,680
OZ Minerals, Ltd. ............      33,149        468,459
Qantas Airways, Ltd. (b)......     189,126        372,560
QBE Insurance Group, Ltd. ....      27,446        506,868
Rio Tinto, Ltd. ..............       9,696        861,481
Santos, Ltd. .................      53,979        782,475
Sonic Healthcare, Ltd. (a)....      27,774        382,687
Suncorp Group, Ltd. ..........      72,243        629,575
Toll Holdings, Ltd. ..........      78,110        405,579
Transurban Group (a)..........      66,134        370,300
Wesfarmers, Ltd. (c)..........         279          9,514
Wesfarmers, Ltd. (c)..........      13,829        477,472
Westfield Group...............      45,320        420,180
Westpac Banking Corp. ........      52,774      1,257,686
Woodside Petroleum, Ltd. .....      20,005        878,111
Woolworths, Ltd. .............      36,941      1,097,485
                                             ------------
                                               27,616,582
                                             ------------
AUSTRIA -- 0.4%
Erste Group Bank AG...........      15,023        787,386
OMV AG........................       7,613        332,511
Raiffeisen International Bank-
  Holding AG (a)..............      10,153        523,087
Telekom Austria AG............      15,558        198,499
                                             ------------
                                                1,841,483
                                             ------------
BELGIUM -- 0.6%
Ageas.........................     120,305        326,348
Ageas VVPR Strip (b)..........       5,332              8
Anheuser-Busch InBev NV.......      16,415        951,971
Anheuser-Busch InBev
  NV -- VVPR Strip (b)........       8,694             50
Delhaize Group................       3,430        257,103
Dexia SA (a)(b)...............      52,415        163,159
KBC Groep NV..................       9,849        386,976
Solvay SA.....................       3,039        469,469
UCB SA (a)....................       5,113        229,694
                                             ------------
                                                2,784,778
                                             ------------
BRAZIL -- 3.6%
Banco Bradesco SA ADR (a).....      68,575      1,405,102
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a).....................      47,942      1,617,084
Companhia Energetica de Minas
  Gerais ADR (a)..............      51,490      1,062,754
Companhia Siderurgica Nacional
  SA ADR (a)..................      48,106        599,401
Gerdau SA ADR (a).............      96,082      1,010,783
Itau Unibanco Holding SA
  Preference Shares ADR.......      97,146      2,287,788
OGX Petroleo e Gas
  Participacoes SA
  ADR (a)(b)..................      34,548        329,933
Petroleo Brasileiro SA ADR....     131,516      4,034,911
Tele Norte Leste Participacoes
  SA ADR (a)..................      47,341        735,679
Vale SA ADR...................      16,000        511,200
Vale SA ADR Preference
  Shares (a)..................     113,015      3,272,914
                                             ------------
                                               16,867,549
                                             ------------
CANADA -- 7.7%
Agnico-Eagle Mines, Ltd. .....       3,445        217,673
Agrium, Inc. .................       5,642        495,100
Bank of Montreal (a)..........      18,582      1,181,231
Bank of Nova Scotia (a).......      27,747      1,670,398
Barrick Gold Corp. ...........      29,610      1,343,510
Brookfield Asset Management,
  Inc. (Class A) (a)..........      19,006        631,958
Brookfield Properties
  Corp. (a)...................      31,808        614,012
Cameco Corp. (a)..............      12,730        335,562
Canadian Imperial Bank of
  Commerce (a)................      11,532        909,918
Canadian National
  Railway Co. ................      16,538      1,321,875
Canadian Natural
  Resources, Ltd. ............      34,430      1,442,343
Canadian Pacific
  Railway, Ltd. ..............       7,585        472,893
Canadian Tire Corp., Ltd.
  (Class A)...................       5,655        369,734
Cenovus Energy, Inc. (a)......      23,859        899,873
Enbridge, Inc. (a)............      31,042      1,008,680
EnCana Corp. (a)..............      24,815        765,714
Enerplus Corp. (a)............       9,993        315,290
Gildan Activewear, Inc. ......      13,308        468,696
Goldcorp, Inc. ...............      22,698      1,097,152
Husky Energy, Inc. (a)........      12,867        350,639
IGM Financial, Inc. (a).......      10,746        562,854
Imperial Oil, Ltd. (a)........      14,432        671,729
Kinross Gold Corp. ...........      15,506        244,696
Loblaw Cos., Ltd. (a).........      10,264        414,240
Manulife Financial Corp. (a)..      45,214        800,181
National Bank of Canada (a)...       9,789        793,385
Nexen, Inc. ..................      12,476        281,036
Onex Corp. ...................      17,307        670,151
Penn West Petroleum,
  Ltd. (a)....................      13,681        315,694
Potash Corp. of
  Saskatchewan, Inc. .........      29,594      1,688,983
Research In Motion, Ltd. (b)..      15,711        453,862
Rogers Communications, Inc.
  (Class B) (a)...............      15,326        606,466
Royal Bank of Canada (a)......      36,002      2,056,564
Shaw Communications,
  Inc. (a)....................      16,423        374,201
Shoppers Drug Mart Corp. (a)..      10,311        424,150
SNC-Lavalin Group, Inc. ......      13,525        825,150
Sun Life Financial, Inc. (a)..      18,255        549,485
Suncor Energy, Inc. ..........      36,545      1,431,355

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Talisman Energy, Inc. ........      40,201   $    825,181
Teck Resources, Ltd.
  (Class B)...................      22,191      1,127,140
TELUS Corp. (a)...............       8,322        438,218
Thomson Reuters Corp. (a).....      18,041        676,888
TMX Group, Inc. (a)...........       7,876        357,444
Toronto-Dominion Bank (a).....      22,018      1,865,747
TransAlta Corp. (a)...........      19,634        418,883
TransCanada Corp. (a).........      18,662        818,916
                                             ------------
                                               35,604,850
                                             ------------
CHILE -- 0.4%
Empresa Nacional de
  Electricidad SA ADR (a).....      16,460        940,031
Enersis SA ADR................      32,499        750,727
                                             ------------
                                                1,690,758
                                             ------------
CHINA -- 2.5%
Agricultural Bank of China,
  Ltd. (a)....................     690,000        362,680
Bank of China, Ltd. ..........   2,062,436      1,004,547
Bank of Communications Co.,
  Ltd. (a)....................     376,100        360,089
China Construction Bank
  Corp. (a)...................   1,552,720      1,287,074
China COSCO Holdings Co.,
  Ltd. (a)....................     324,100        253,241
China Life Insurance Co.,
  Ltd. (a)....................     264,000        902,477
China Merchants Bank Co.,
  Ltd. (a)....................     162,500        392,610
China Petroleum & Chemical
  Corp. ......................     638,000        641,997
China Shenhua Energy Co.,
  Ltd. (a)....................      64,500        307,528
China Telecom Corp., Ltd. ....     758,000        490,965
Hengan International Group
  Co., Ltd. (a)...............      31,000        278,079
Huaneng Power International,
  Inc. (a)....................     536,000        281,734
Industrial & Commercial Bank
  of China....................   1,811,045      1,375,521
PetroChina Co., Ltd. (a)......     660,000        965,243
Ping An Insurance Group Co. of
  China, Ltd. (a).............      66,000        681,523
Tencent Holdings, Ltd. .......      25,600        694,839
Tingyi Cayman Islands Holding
  Corp. ......................     126,000        389,436
Yanzhou Coal Mining Co.,
  Ltd. (a)....................     126,000        479,306
Zijin Mining Group Co.,
  Ltd. (a)....................     600,000        300,723
                                             ------------
                                               11,449,612
                                             ------------
DENMARK -- 0.8%
A P Moller -- Maersk A/S......          66        569,094
Danske Bank A/S (b)(c)........      35,496        657,193
DSV A/S.......................      17,109        410,049
Novo Nordisk A/S (Class B)....      15,834      1,986,714
Vestas Wind Systems
  A/S (a)(b)..................       7,108        165,106
                                             ------------
                                                3,788,156
                                             ------------
FINLAND -- 1.2%
Elisa Oyj.....................      10,941        235,563
Fortum Oyj....................      16,301        471,971
Kesko Oyj (Class B) (a).......       6,568        305,485
Kone Oyj (Class B)............      12,052        757,130
Metso Oyj.....................      14,789        839,876
Neste Oil Oyj.................      10,456        163,876
Nokia Oyj.....................      37,979        246,135
Outokumpu Oyj (a).............      19,016        251,855
Sampo Oyj (Class A)...........      17,416        562,330
Stora Enso Oyj................      44,383        465,562
UPM-Kymmene Oyj...............      28,003        511,968
Wartsila Oyj..................      20,934        706,878
YIT Oyj.......................           1             25
                                             ------------
                                                5,518,654
                                             ------------
FRANCE -- 6.8%
Accor SA......................       7,854        351,122
Air France-KLM (b)............      20,125        308,851
Air Liquide SA................       8,779      1,258,058
Alcatel-Lucent (b)............     157,442        910,329
Alstom SA (a).................       7,001        431,595
AXA SA........................      44,518      1,011,410
BNP Paribas...................      27,262      2,103,957
Bouygues SA...................       7,472        328,411
Cap Gemini SA.................       5,155        301,948
Carrefour SA (a)(b)...........      18,595        763,506
Credit Agricole SA............      25,023        376,219
Danone........................      17,121      1,277,136
Essilor International SA......      10,861        880,719
France Telecom SA.............      56,672      1,204,962
GDF Suez......................      32,253      1,180,039
L'Oreal SA....................       8,728      1,133,317
Lagardere SCA.................       5,955        251,547
LVMH Moet Hennessy Louis
  Vuitton SA..................       6,905      1,242,391
Neopost SA (a)................       2,983        256,207
Pernod -- Ricard SA (a).......       6,104        601,526
Peugeot SA....................      13,701        613,213
PPR...........................       4,354        775,193
Publicis Groupe SA............       7,826        436,274
Renault SA....................      13,934        825,967
Sanofi-Aventis SA.............      31,346      2,519,580
Schneider Electric SA (a).....       7,751      1,294,592
Societe Generale (a)..........      18,701      1,109,490
Sodexo........................       4,642        363,835
Technip SA....................       4,831        517,822
Total SA......................      62,118      3,591,661
Unibail-Rodamco SE............       2,133        493,104
Vallourec SA..................       3,155        384,193
Veolia Environnement (a)......      11,613        327,482
Vinci SA......................      15,600        999,021
Vivendi SA....................      37,931      1,054,514
                                             ------------
                                               31,479,191
                                             ------------
GERMANY -- 5.9%
Adidas AG.....................      10,268        814,322
Allianz SE....................      13,489      1,883,927
BASF SE.......................      27,629      2,706,711
Bayer AG......................      22,048      1,772,210
Commerzbank AG (b)............     106,627        458,987
Daimler AG....................      27,437      2,064,556
Deutsche Bank AG..............      24,191      1,429,237
Deutsche Boerse AG............       7,934        602,763
Deutsche Lufthansa AG.........      12,225        266,309
Deutsche Post AG..............      32,651        627,242
Deutsche Telekom AG...........      90,530      1,419,521
E.ON AG.......................      54,249      1,540,416
Fresenius Medical Care AG &
  Co. KGaA....................       9,180        686,111
Linde AG......................       4,313        756,012
MAN SE (a)....................       4,768        635,708
Merck KGaA....................       3,372        366,373
Metro AG......................       6,021        364,807

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Muenchener Rueckversicherungs-
  Gesellschaft AG.............       6,828   $  1,043,910
RWE AG........................      15,165        840,671
Salzgitter AG (a).............       2,000        152,495
SAP AG........................      27,871      1,687,065
Siemens AG....................      24,804      3,405,607
ThyssenKrupp AG...............      11,972        622,009
TUI AG (a)(b).................      33,141        359,410
Volkswagen AG.................       3,916        719,353
                                             ------------
                                               27,225,732
                                             ------------
GREECE -- 0.1%
Hellenic Telecommunications
  Organization SA ADR (a).....      39,513        185,316
National Bank of Greece SA
  ADR (a)(b)..................     190,413        272,291
                                             ------------
                                                  457,607
                                             ------------
HONG KONG -- 3.4%
Bank of East Asia, Ltd. (a)...     205,590        844,157
Belle International
  Holdings, Ltd. .............     188,000        396,235
Cheung Kong Holdings, Ltd. ...      66,000        965,243
China Merchants Holdings
  International Co.,
  Ltd. (a)....................     126,178        487,280
China Mobile, Ltd. ...........     194,500      1,799,711
China Overseas Land &
  Investment, Ltd. (a)........     134,000        287,244
China Resources
  Enterprise, Ltd. ...........     126,000        514,930
China Unicom (Hong Kong),
  Ltd. (a)....................     254,000        511,836
Citic Pacific, Ltd. ..........     134,000        334,430
CNOOC, Ltd. ..................     582,217      1,358,787
COSCO Pacific, Ltd. ..........     252,594        444,079
Esprit Holdings, Ltd. ........      54,504        169,510
Hang Lung Properties, Ltd. ...     134,000        549,346
Henderson Land Development
  Co., Ltd. (a)...............      66,210        426,722
Hong Kong & China Gas
  Co., Ltd. ..................     385,118        875,038
Hong Kong Exchanges and
  Clearing, Ltd. (a)..........      51,588      1,081,318
Hutchison Whampoa, Ltd. ......      66,000        712,482
Li & Fung, Ltd. (a)...........     268,000        533,847
New World Development
  Co., Ltd. ..................     382,541        578,144
Shangri-La Asia, Ltd. ........     124,333        304,231
Sun Hung Kai
  Properties, Ltd. ...........      64,440        938,288
Swire Pacific, Ltd. ..........      66,000        969,484
The Link REIT.................     158,856        542,024
                                             ------------
                                               15,624,366
                                             ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas
  NyRt (a)(b).................       4,107        470,953
Richter Gedeon NyRt...........       3,972        785,257
                                             ------------
                                                1,256,210
                                             ------------
INDIA -- 1.8%
Dr. Reddy's Laboratories,
  Ltd. ADR....................      25,634        880,015
HDFC Bank, Ltd. ADR...........       9,169      1,617,320
ICICI Bank, Ltd. ADR..........      29,838      1,471,014
Infosys Technologies, Ltd.
  ADR (a).....................      22,431      1,463,174
Reliance Industries, Ltd.
  GDR (d).....................      38,833      1,562,640
Tata Motors, Ltd. ADR (a).....      66,159      1,489,239
                                             ------------
                                                8,483,402
                                             ------------
INDONESIA -- 0.8%
Astra International Tbk PT....     259,500      1,923,063
Bank Rakyat Indonesia Persero
  Tbk PT......................   1,778,100      1,347,752
Telekomunikasi Indonesia
  Tbk PT......................     367,000        314,553
                                             ------------
                                                3,585,368
                                             ------------
IRELAND -- 0.1%
CRH PLC.......................       7,438        164,671
Elan Corp. PLC (b)............      34,825        403,827
                                             ------------
                                                  568,498
                                             ------------
ISRAEL -- 0.6%
Bank Hapoalim BM (b)..........     129,585        644,402
Bank Leumi Le-Israel BM.......     118,316        556,372
Teva Pharmaceutical
  Industries, Ltd. ADR........      29,993      1,446,263
                                             ------------
                                                2,647,037
                                             ------------
ITALY -- 2.0%
Assicurazioni Generali SpA....      30,974        653,406
Atlantia SpA..................      21,317        453,706
Banca Monte dei Paschi di
  Siena SpA (a)...............     195,866        148,378
Enel SpA (a)..................     177,015      1,155,929
ENI SpA.......................      72,447      1,713,157
Fiat Industrial SpA (b).......      47,248        609,672
Fiat SpA (a)..................      47,998        526,795
Finmeccanica SpA..............      14,701        177,867
Intesa Sanpaolo SpA...........     319,185        849,646
Mediaset SpA (a)..............      37,527        176,392
Mediobanca SpA................      21,198        214,676
Pirelli & C. SpA..............      79,275        856,279
Saipem SpA....................      13,371        690,139
Telecom Italia SpA............     436,586        607,348
UBI Banca ScpA................      31,197        175,587
UniCredit SpA.................     160,575        339,902
                                             ------------
                                                9,348,879
                                             ------------
JAPAN -- 13.5%
Aeon Co., Ltd. (a)............      19,600        234,928
Aisin Seiki Co., Ltd. ........      13,100        502,848
Asahi Breweries, Ltd. (a).....      20,000        399,950
Asahi Glass Co., Ltd. (a).....      64,000        741,753
Asahi Kasei Corp. (a).........      67,000        447,994
Astellas Pharma, Inc. ........      19,700        759,850
Bridgestone Corp. (a).........      20,000        457,157
Canon, Inc. (a)...............      25,800      1,217,162
Central Japan Railway Co. ....          67        524,319
Chubu Electric Power
  Co., Inc. ..................      26,600        517,112
Chuo Mitsui Trust
  Holdings, Inc. .............      61,000        210,736
Credit Saison Co., Ltd. ......      19,300        321,906
Daiichi Sankyo Co., Ltd. .....      26,700        518,726
Daikin Industries, Ltd. ......      19,700        692,281
Daiwa Securities Group,
  Inc. (a)....................      65,000        284,113
Denso Corp. ..................      13,400        494,785
East Japan Railway Co. .......      12,800        729,074
Eisai Co., Ltd. (a)...........       6,700        260,085
Electric Power Development
  Co., Ltd. (a)...............       6,700        180,442
Elpida Memory, Inc. (a)(b)....      26,400        307,281
FANUC Corp. ..................       6,600      1,093,462
FUJIFILM Holdings Corp. ......      19,700        609,588
Fujitsu, Ltd. ................      67,000        379,965

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Furukawa Electric Co.,
  Ltd. (a)....................      67,000   $    277,093
Hitachi, Ltd. (a).............     128,000        749,678
Hokuhoku Financial
  Group, Inc. ................     134,000        263,819
Honda Motor Co., Ltd. (a).....      45,400      1,734,262
Hoya Corp. ...................      13,400        294,349
Inpex Corp. ..................          63        461,813
ITOCHU Corp. .................      65,700        677,663
Japan Real Estate Investment
  Corp. ......................          64        626,845
Japan Retail Fund Investment
  Corp. ......................         268        410,827
Japan Tobacco, Inc. ..........         131        502,037
JFE Holdings, Inc. ...........      19,700        537,628
JS Group Corp. ...............      13,100        335,448
JSR Corp. ....................      13,400        257,514
JX Holdings, Inc. ............     118,508        790,934
Kajima Corp. .................      67,000        190,812
Kamigumi Co., Ltd. ...........      64,000        595,146
KDDI Corp. ...................          67        478,690
Keikyu Corp. (a)..............      66,423        477,035
Kintetsu Corp. (a)............     133,000        424,889
Kobe Steel, Ltd. (a)..........     134,000        301,981
Komatsu, Ltd. ................      32,200        995,584
Konica Minolta
  Holdings, Inc. .............      33,500        277,507
Kubota Corp. .................      66,000        579,421
Kyocera Corp. ................       6,400        645,864
Makita Corp. .................       6,500        300,210
Marubeni Corp. ...............      65,000        428,182
Marui Group Co., Ltd. ........      40,100        301,892
Mitsubishi Chemical Holdings
  Corp. ......................      67,000        471,223
Mitsubishi Corp. .............      45,200      1,119,366
Mitsubishi Electric Corp. ....      64,000        736,999
Mitsubishi Estate Co., Ltd. ..      64,618      1,124,974
Mitsubishi Heavy Industries,
  Ltd. (a)....................     133,000        620,864
Mitsubishi UFJ Financial
  Group, Inc. ................     258,300      1,247,363
Mitsui & Co., Ltd. ...........      66,100      1,132,769
Mitsui Chemicals, Inc. (a)....      67,000        242,249
Mizuho Financial
  Group, Inc. ................     364,200        595,275
MS&AD Insurance Group
  Holdings, Inc. .............      19,000        441,357
Murata Manufacturing Co.,
  Ltd. (a)....................       6,700        443,846
NEC Corp. (a)(b)..............      61,000        138,224
Nidec Corp. (a)...............       6,400        589,599
Nippon Steel Corp. (a)........     197,000        634,225
Nippon Telegraph & Telephone
  Corp. ......................      13,300        636,509
Nippon Yusen KK (a)...........      67,000        247,226
Nissan Motor Co., Ltd. .......      63,900        666,218
Nitto Denko Corp. ............      13,300        669,447
NKSJ Holdings, Inc. ..........      62,938        412,261
Nomura Holdings, Inc. ........      72,900        357,459
NTT Data Corp. ...............          67        220,762
NTT DoCoMo, Inc. .............         528        934,918
Obayashi Corp. ...............      67,000        290,367
ORIX Corp. (a)................       7,230        697,396
Osaka Gas Co., Ltd. (a).......     133,000        502,291
Panasonic Corp. ..............      64,100        777,836
Resona Holdings, Inc. ........      20,000         93,611
Rohm Co., Ltd. ...............       6,500        369,830
Secom Co., Ltd. ..............       6,700        318,988
Seven & I Holdings
  Co., Ltd. ..................      25,600        683,744
Sharp Corp. (a)...............      64,000        579,297
Shin-Etsu Chemical
  Co., Ltd. ..................      13,300        707,324
Softbank Corp. ...............      25,700        964,227
Sony Corp. ...................      33,100        867,666
Sumitomo Chemical Co., Ltd. ..      67,000        331,847
Sumitomo Corp. ...............      33,400        450,379
Sumitomo Electric
  Industries, Ltd. ...........      26,700        385,821
Sumitomo Metal
  Industries, Ltd. ...........     134,000        298,663
Sumitomo Mitsui Financial
  Group, Inc. ................      20,000        611,194
T&D Holdings, Inc. ...........       6,550        154,504
Takeda Pharmaceutical
  Co., Ltd. ..................      25,800      1,186,813
TDK Corp. (a).................       6,700        365,862
Teijin, Ltd. .................     133,000        581,340
Terumo Corp. .................      13,300        713,912
The Bank of Yokohama,
  Ltd. (a)....................      67,000        332,677
The Chiba Bank, Ltd. (a)......      63,000        391,605
The Joyo Bank, Ltd. ..........      67,000        279,581
The Kansai Electric Power
  Co., Inc. ..................      32,900        651,808
The Shizuoka Bank, Ltd. (a)...      64,000        584,844
The Tokyo Electric Power Co.,
  Inc. (a)....................      46,600        188,108
Tokio Marine Holdings, Inc. ..      20,000        555,968
Tokyo Electron, Ltd. .........       6,700        362,543
Tokyo Gas Co., Ltd. ..........     133,000        597,808
Tokyu Corp. ..................      67,000        277,093
Toppan Printing Co., Ltd. ....      67,000        516,023
Toray Industries, Inc. .......      67,000        491,134
Toshiba Corp. (a).............      67,000        350,099
Toyota Motor Corp. ...........      78,100      3,191,308
Toyota Tsusho Corp. ..........      19,400        329,819
West Japan Railway Co. .......      13,300        517,112
Yahoo! Japan Corp. (a)........         868        296,642
Yamada Denki Co., Ltd. (a)....       3,930        317,767
Yamaha Corp. .................      25,800        291,672
Yamaha Motor Co.,
  Ltd. (a)(b).................      26,700        486,657
                                             ------------
                                               62,428,953
                                             ------------
LUXEMBOURG -- 0.2%
ArcelorMittal.................      21,865        760,664
                                             ------------
MEXICO -- 1.0%
America Movil SAB de
  CV (a)(b)...................   1,176,338      1,584,915
Cemex SAB de CV (a)(b)........     445,920        382,535
Fomento Economico Mexicano SAB
  de CV.......................      62,314        413,358
Grupo Financiero Banorte SAB
  de CV (a)...................     138,901        631,320
Grupo Modelo SAB de CV........      79,230        476,384
Grupo Televisa SA de CV
  (Series CPO)................     122,819        603,051
Telefonos de Mexico SA de CV..     465,943        385,409
                                             ------------
                                                4,476,972
                                             ------------
NETHERLANDS -- 3.1%
Aegon NV (b)..................      18,618        126,976
Akzo Nobel NV.................      10,135        639,199
ASML Holding NV...............      15,991        588,887
European Aeronautic Defence
  and Space
  Co. NV (a)..................      15,676        524,558
Heineken NV...................       8,463        508,840
ING Groep NV (b)..............      81,843      1,007,305
James Hardie Industries
  SE (b)......................      82,192        515,649
Koninklijke (Royal) KPN NV....      63,770        927,342
Koninklijke Ahold NV..........      43,432        583,479
Koninklijke DSM NV............       8,753        567,965
Koninklijke Philips
  Electronics NV..............      38,957      1,000,292

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Reed Elsevier NV..............      32,672   $    438,404
Royal Dutch Shell PLC
  (Class A)...................     114,617      4,081,385
SBM Offshore NV...............      12,595        333,078
TNT Express NV (b)............      17,334        179,742
TNT NV........................      17,334        147,071
Unilever NV...................      54,538      1,787,419
Wolters Kluwer NV.............      16,118        357,073
                                             ------------
                                               14,314,664
                                             ------------
NORWAY -- 0.7%
DnB NOR ASA...................      85,159      1,193,554
Norsk Hydro ASA...............      80,975        623,448
StatoilHydro ASA..............      31,115        792,162
Telenor ASA...................      25,832        425,362
Yara International ASA........       6,621        374,768
                                             ------------
                                                3,409,294
                                             ------------
POLAND -- 0.1%
Telekomunikacja Polska
  SA GDR......................      87,849        533,120
                                             ------------
PORTUGAL -- 0.1%
Banco Comercial Portugues
  SA (a)(b)...................     282,072        167,674
Portugal Telecom SGPS SA (a)..      49,963        495,264
                                             ------------
                                                  662,938
                                             ------------
RUSSIA -- 1.3%
Gazprom OAO ADR (b)...........     155,318      2,264,537
Lukoil OAO ADR................      19,272      1,228,590
Mechel OAO ADR................      31,948        763,238
Mobile TeleSystems ADR........      31,164        592,739
Tatneft ADR (c)...............      25,814      1,112,583
                                             ------------
                                                5,961,687
                                             ------------
SINGAPORE -- 1.2%
CapitaLand, Ltd. .............     133,000        315,274
DBS Group Holdings, Ltd. .....      64,468        769,877
Fraser and Neave, Ltd. .......     127,000        598,998
Singapore Exchange, Ltd. (a)..     128,000        785,142
Singapore Press Holdings,
  Ltd. (a)....................     200,000        635,386
Singapore
  Telecommunications, Ltd. ...     517,000      1,330,824
United Overseas Bank, Ltd. ...      68,014      1,090,351
                                             ------------
                                                5,525,852
                                             ------------
SOUTH AFRICA -- 1.5%
Anglo Platinum, Ltd. (a)......       5,262        487,466
AngloGold Ashanti, Ltd. ......      13,870        584,140
Discovery Holdings, Ltd. .....           1              6
FirstRand, Ltd. ..............     130,374        381,756
Gold Fields, Ltd. ............      31,570        461,931
Harmony Gold Mining
  Co., Ltd. ..................      27,555        365,625
Impala Platinum
  Holdings, Ltd. .............      20,026        538,212
MTN Group, Ltd. ..............      47,379      1,005,729
Naspers, Ltd. ................      13,708        772,351
Sanlam, Ltd. .................     128,217        521,266
Sasol, Ltd. ..................      19,519      1,024,985
Standard Bank Group, Ltd. ....      41,853        617,207
Telkom SA, Ltd. ..............      21,771        118,184
                                             ------------
                                                6,878,858
                                             ------------
SOUTH KOREA -- 3.8%
Hana Financial Group, Inc. ...      21,500        751,136
Hyundai Development Co. ......      10,010        280,334
Hyundai Heavy Industries......       2,039        846,997
Hyundai Mobis.................       5,333      1,998,033
Hyundai Motor Co. ............       4,488        996,259
KB Financial Group, Inc. .....      15,332        725,206
Kia Motors Corp. .............      25,803      1,747,349
Korea Electric Power Corp.
  ADR (b).....................      18,799        249,463
KT Corp. ADR..................      13,518        262,790
KT&G Corp. ...................       4,978        309,595
LG Electronics, Inc. .........       5,339        414,558
NHN Corp. (b).................       1,750        309,792
POSCO ADR.....................       9,778      1,062,086
Samsung C&T Corp. ............       9,542        732,866
Samsung Electronics Co., Ltd.
  GDR (c).....................       6,628      2,569,013
Samsung Fire & Marine
  Insurance Co., Ltd. ........       2,028        471,076
Samsung Heavy Industries
  Co., Ltd. ..................      15,120        674,108
Samsung Securities
  Co., Ltd. ..................       6,250        462,464
Shinhan Financial Group
  Co., Ltd. ..................      12,040        574,005
Shinsegae Co., Ltd. ..........         250         79,497
SK Holdings Co., Ltd. ........       4,170        722,568
SK Innovation Co., Ltd. ......       4,693        881,325
SK Telecom Co., Ltd. ADR......      15,558        290,935
                                             ------------
                                               17,411,455
                                             ------------
SPAIN -- 2.9%
Abertis Infraestructuras
  SA (a)......................      23,157        517,210
Acciona SA....................       2,591        274,943
Acerinox SA (a)...............      23,125        421,779
ACS, Actividades de
  Construccion y
  Servicios SA................      11,325        533,963
Banco Bilbao Vizcaya
  Argentaria SA...............      78,528        921,077
Banco Popular Espanol SA (a)..      63,289        356,119
Banco Santander SA............     199,594      2,304,342
Ferrovial SA..................      35,649        450,492
Gas Natural SDG SA (a)........      21,594        452,245
Iberdrola SA (b)..............     116,905      1,040,188
Indra Sistemas SA (a).........      28,304        583,950
Industria de Diseno
  Textil SA...................      10,344        942,426
Mapfre SA (c).................      76,009        282,116
Repsol YPF SA (a).............      29,521      1,024,656
Telefonica SA.................     131,461      3,213,492
                                             ------------
                                               13,318,998
                                             ------------
SWEDEN -- 2.3%
Assa Abloy AB (Class B) (a)...      17,437        469,773
Atlas Copco AB (Class B)......      40,111        946,510
Hennes & Mauritz AB
  (Class B)...................      29,017      1,002,941
Husqvarna AB (Class B)........      80,878        536,918
Nordea Bank AB................     100,434      1,082,323
Sandvik AB....................      35,928        631,440
Securitas AB (Class B)........      21,670        229,920
Skandinaviska Enskilda Banken
  AB
  (Class A)...................     103,834        850,741
Skanska AB (Class B)..........      21,601        387,514
SKF AB (Class B)..............      20,998        608,970
Svenska Handelsbanken AB
  (Class A)...................      18,456        570,640
Tele2 AB (Class B)............      26,909        533,058
Telefonaktiebolaget LM
  Ericsson (Class B)..........      92,811      1,341,410
TeliaSonera AB................      63,774        468,953
Volvo AB (Class A)............      58,325      1,019,524
                                             ------------
                                               10,680,635
                                             ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SWITZERLAND -- 6.0%
ABB, Ltd. (b).................      64,349   $  1,666,043
Adecco SA (b).................       5,378        344,269
Credit Suisse Group AG (b)....      27,742      1,077,391
Geberit AG (b)................       1,997        472,449
Givaudan SA (b)...............         527        556,730
Holcim, Ltd. (b)..............       8,410        633,746
Kuehne & Nagel
  International AG............       6,556        993,522
Nestle SA.....................     111,938      6,946,271
Novartis AG...................      61,237      3,745,494
Roche Holding AG..............      21,035      3,514,994
SGS SA........................         253        479,558
Swiss Re Ltd. (b).............       9,080        509,105
Syngenta AG (b)...............       3,551      1,196,881
The Swatch Group AG...........       2,244      1,129,462
UBS AG (b)....................      90,910      1,655,167
Wolseley PLC..................      16,653        543,267
Xstrata PLC...................      45,943      1,011,608
Zurich Financial Services
  AG (b)......................       4,192      1,058,455
                                             ------------
                                               27,534,412
                                             ------------
TAIWAN -- 2.1%
Advanced Semiconductor
  Engineering Inc, ADR........     142,000        800,880
AU Optronics Corp.
  ADR (a)(b)..................      88,600        609,568
Chunghwa Telecom Co.
  Ltd, ADR....................      25,000        863,750
Hon Hai Precision Industry
  Co., Ltd. GDR (c)...........     335,085      2,288,631
Siliconware Precision
  Industries Co. ADR (a)......     128,000        796,160
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR (a).....................     235,589      2,970,777
United Microelectronics Corp.
  ADR (a).....................     466,739      1,194,852
                                             ------------
                                                9,524,618
                                             ------------
THAILAND -- 0.5%
Bangkok Bank PCL..............     308,776      1,592,872
PTT PCL.......................      50,877        554,721
                                             ------------
                                                2,147,593
                                             ------------
TURKEY -- 0.2%
Akbank TAS....................     149,278        689,400
Turkiye Is Bankasi............     109,979        337,251
                                             ------------
                                                1,026,651
                                             ------------
UNITED KINGDOM -- 13.8%
3i Group PLC..................      78,344        353,560
Anglo American PLC............      42,448      2,104,075
AstraZeneca PLC...............      42,669      2,129,073
BAE Systems PLC...............     102,395        523,583
Barclays PLC..................     304,256      1,252,676
BG Group PLC..................     103,365      2,346,497
BHP Billiton PLC..............      50,932      2,004,971
BP PLC........................     586,778      4,320,681
British American Tobacco PLC..      57,597      2,525,333
British Land Co. PLC..........      72,352        707,400
British Sky Broadcasting
  Group PLC...................      43,028        584,757
BT Group PLC..................     103,708        335,494
Burberry Group PLC............      52,065      1,212,023
Capita Group PLC..............      27,977        321,372
Centrica PLC..................     195,694      1,015,735
Cobham PLC....................      92,933        315,706
Compass Group PLC.............      80,472        776,455
Diageo PLC....................      80,814      1,651,627
Experian PLC..................      47,049        599,369
G4S PLC.......................      69,760        313,366
GlaxoSmithKline PLC...........     149,320      3,197,944
Hammerson PLC.................      60,756        469,561
HSBC Holdings PLC.............     512,598      5,089,128
ICAP PLC......................      72,722        552,235
Imperial Tobacco Group PLC....      30,851      1,025,761
Inchcape PLC..................          43            289
Intercontinental Hotels
  Group PLC...................      32,518        665,627
International Power PLC.......      54,620        282,098
J Sainsbury PLC...............      63,536        336,001
Land Securities Group PLC.....      34,022        465,641
Lloyds Banking Group PLC (b)..     314,812        247,653
Marks & Spencer Group PLC.....      55,926        324,488
National Grid PLC.............     132,153      1,299,512
Next PLC......................      11,194        417,835
Old Mutual PLC................     399,619        855,853
Pearson PLC...................      30,063        567,592
Prudential PLC................      41,161        475,790
Reckitt Benckiser Group PLC...      21,044      1,162,208
Reed Elsevier PLC.............      43,772        397,750
Rio Tinto PLC.................      39,148      2,822,288
Rolls-Royce Holdings PLC (b)..      61,669        638,592
Royal Bank of Scotland Group
  PLC (b).....................     735,464        454,117
Royal Dutch Shell PLC
  (Class B)...................      80,733      2,882,590
RSA Insurance Group PLC.......     103,105        223,300
SABMiller PLC.................      27,227        992,909
Scottish & Southern
  Energy PLC..................      34,246        765,875
Severn Trent PLC..............      19,392        458,276
Smith & Nephew PLC............      41,698        445,178
Smiths Group PLC..............      16,892        325,702
Standard Chartered PLC........      39,653      1,042,766
Standard Life PLC.............      98,474        332,790
Tesco PLC.....................     235,353      1,518,948
The Sage Group PLC............      63,605        295,009
Tullow Oil PLC................       6,586        131,111
Unilever PLC..................      41,538      1,337,746
United Utilities Group PLC....      29,303        281,797
Vodafone Group PLC............   1,598,203      4,241,327
Whitbread PLC.................      24,161        626,447
WPP PLC.......................      41,962        525,470
                                             ------------
                                               63,568,957
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $453,538,412).........                458,005,033
                                             ------------
RIGHTS -- 0.0% (E)
ITALY -- 0.0% (E)
Banca Monte dei Paschi di
  Siena SpA (a)(b)............     195,866         15,051
                                             ------------
SPAIN -- 0.0% (E)
Banco Popular Espanol SA
  (expiring 7/14/11) (a)(b)...      63,289          4,588
                                             ------------
TOTAL RIGHTS --
  (Cost $70,285)..............                     19,639
                                             ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
WARRANT -- 0.0% (E)
ITALY -- 0.0% (E)
UBI Banca ScpA
  (expiring 6/30/11) (b)
  (Cost $0)...................      21,885   $        894
                                             ------------
SHORT TERM INVESTMENTS -- 9.0%
UNITED STATES -- 9.0%
MONEY MARKET FUNDS -- 9.0%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (f)(g)............  41,566,770     41,566,770
State Street Institutional
  Liquid
  Reserves Fund 0.15% (g)(h)..         100            100
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,566,870)..........                 41,566,870
                                             ------------
TOTAL INVESTMENTS -- 108.3%
  (Cost $495,175,567).........                499,592,436
OTHER ASSETS &
  LIABILITIES -- (8.3)%.......                (38,495,566)
                                             ------------
NET ASSETS -- 100.0%..........               $461,096,870
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Amount shown represents less than 0.05% of net assets.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
IDR = Indonesian Rupiah
REIT = Real Estate Investment Trust

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Commercial Banks...................................      14.2%
Oil, Gas & Consumable Fuels........................      11.3
Metals & Mining....................................       7.5
Pharmaceuticals....................................       5.6
Diversified Telecommunication Services.............       3.7
Insurance..........................................       3.6
Automobiles........................................       3.4
Chemicals..........................................       3.2
Machinery..........................................       3.0
Wireless Telecommunication Services................       2.7
Food Products......................................       2.5
Semiconductors & Semiconductor
  Equipment........................................       2.2
Beverages..........................................       2.0
Electric Utilities.................................       1.9
Real Estate Management & Development...............       1.7
Food & Staples Retailing...........................       1.7
Media..............................................       1.7
Capital Markets....................................       1.6
Industrial Conglomerates...........................       1.5
Electronic Equipment, Instruments &
  Components.......................................       1.3
Diversified Financial Services.....................       1.2
Electrical Equipment...............................       1.2
Trading Companies & Distributors...................       1.2
Road & Rail........................................       1.1
Textiles, Apparel & Luxury Goods...................       1.1
Multi-Utilities....................................       1.0
Real Estate Investment Trusts......................       1.0
Tobacco............................................       0.9
Auto Components....................................       0.9
Construction & Engineering.........................       0.9
Hotels, Restaurants & Leisure......................       0.7
Household Durables.................................       0.7
Communications Equipment...........................       0.6
Transportation Infrastructure......................       0.6
Specialty Retail...................................       0.6
Building Products..................................       0.6
IT Services........................................       0.6
Gas Utilities......................................       0.5
Construction Materials.............................       0.5
Multiline Retail...................................       0.5
Aerospace & Defense................................       0.5
Independent Power Producers & Energy
  Traders..........................................       0.5
Marine.............................................       0.4
Health Care Equipment & Supplies...................       0.4
Software...........................................       0.4
Commercial Services & Supplies.....................       0.4
Office Electronics.................................       0.4
Professional Services..............................       0.4
Energy Equipment & Services........................       0.3
Personal Products..................................       0.3
Air Freight & Logistics............................       0.3
Internet Software & Services.......................       0.3
Household Products.................................       0.3
Health Care Providers & Services...................       0.2
Paper & Forest Products............................       0.2
Airlines...........................................       0.2
Computers & Peripherals............................       0.2
Containers & Packaging.............................       0.2
Biotechnology......................................       0.2
Water Utilities....................................       0.2
Distributors.......................................       0.1
Consumer Finance...................................       0.1
Leisure Equipment & Products.......................       0.1
Short Term Investments.............................       9.0
Other Assets & Liabilities.........................      (8.3)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.7%
AIR FREIGHT & LOGISTICS -- 0.4%
Yamato Holdings Co., Ltd. .....      3,780   $    59,022
                                             -----------
AIRLINES -- 0.2%
All Nippon Airways Co.,
  Ltd. (a).....................     10,000        32,442
                                             -----------
AUTO COMPONENTS -- 2.9%
Aisin Seiki Co., Ltd. .........      1,168        44,834
Bridgestone Corp. (a)..........      3,803        86,928
Denso Corp. ...................      2,647        97,738
FCC Co., Ltd. (a)..............        984        23,467
Futaba Industrial Co., Ltd. ...        408         2,960
Keihin Corp. (a)...............        556        11,656
NGK Spark Plug Co., Ltd. ......      2,160        29,608
NHK Spring Co., Ltd. ..........        340         3,448
Nifco, Inc. (a)................      1,028        27,036
Nissin Kogyo Co., Ltd. ........        616        11,068
NOK Corp. (a)..................      1,016        17,273
Showa Corp. (b)................      2,012        14,375
Stanley Electric Co., Ltd. ....        644        11,204
Sumitomo Rubber Industries,
  Inc. (a).....................      1,808        21,716
Tokai Rika Co., Ltd. ..........         20           384
Toyo Tire & Rubber Co., Ltd. ..      3,851         9,680
Toyota Industries Corp. .......      1,172        38,385
                                             -----------
                                                 451,760
                                             -----------
AUTOMOBILES -- 7.8%
Daihatsu Motor Co., Ltd. ......        464         7,837
Fuji Heavy Industries, Ltd. ...      4,347        33,480
Honda Motor Co., Ltd. (a)......      9,574       365,723
Isuzu Motors, Ltd. ............      9,651        45,291
Mazda Motor Corp. (a)(b).......      6,123        15,997
Mitsubishi Motors
  Corp. (a)(b).................     26,173        31,760
Nissan Motor Co., Ltd. ........     11,762       122,630
Suzuki Motor Corp. ............      2,192        48,992
Toyota Motor Corp. ............     12,977       530,264
Yamaha Motor Co., Ltd. (a)(b)..      1,216        22,164
                                             -----------
                                               1,224,138
                                             -----------
BEVERAGES -- 1.1%
Asahi Breweries, Ltd. (a)......      2,584        51,674
Ito En, Ltd. ..................      1,556        27,417
Kirin Holdings Co., Ltd. (a)...      6,207        86,003
Takara Holdings, Inc. .........      2,479        12,585
                                             -----------
                                                 177,679
                                             -----------
BUILDING PRODUCTS -- 1.3%
Aica Kogyo Co., Ltd. ..........        284         3,865
Asahi Glass Co., Ltd. (a)......      6,299        73,005
Daikin Industries, Ltd. .......      1,432        50,322
JS Group Corp. (a).............      1,772        45,375
TOTO, Ltd. ....................      4,444        34,282
                                             -----------
                                                 206,849
                                             -----------
CAPITAL MARKETS -- 1.2%
Daiwa Securities Group,
  Inc. (a).....................      8,482        37,075
Jafco Co., Ltd. (a)............        212         5,271
Mizuko Securities Co.,
  Ltd. (b).....................      5,587        13,352
Nomura Holdings, Inc. .........     21,176       103,835
Okasan Securities
  Group, Inc. .................      2,107         7,827
SBI Holdings, Inc. ............        158        14,536
Tokai Tokyo Financial
  Holdings, Inc. ..............      3,967        11,936
                                             -----------
                                                 193,832
                                             -----------
CHEMICALS -- 4.7%
Asahi Kasei Corp. (a)..........      5,859        39,176
Daicel Chemical
  Industries, Ltd. ............      2,055        13,486
DIC Corp. .....................      6,391        15,036
Hitachi Chemical Co., Ltd. ....        976        19,227
JSR Corp. .....................      1,360        26,136
Kaneka Corp. ..................      2,224        14,513
Kansai Paint Co., Ltd. (a).....      2,092        18,936
Kuraray Co., Ltd. .............      2,971        43,226
Mitsubishi Chemical Holdings
  Corp. .......................      6,123        43,064
Mitsubishi Gas Chemical
  Co., Inc. ...................      2,268        16,485
Mitsui Chemicals, Inc. (a).....      5,843        21,126
Nissan Chemical
  Industries, Ltd. ............      2,816        30,929
Nitto Denko Corp. .............        784        39,462
Shin-Etsu Chemical Co., Ltd. ..      2,420       128,701
Showa Denko K.K. ..............      7,723        15,874
Sumitomo Chemical Co., Ltd. ...      9,674        47,915
Taiyo Nippon Sanso Corp. ......      4,180        33,074
Teijin, Ltd. (a)...............      6,367        27,830
Tokai Carbon Co., Ltd. ........      1,828        10,140
Toray Industries, Inc. (a).....      7,758        56,869
Tosoh Corp. (a)................      5,599        22,324
Ube Industries, Ltd. ..........      9,543        28,478
Zeon Corp. ....................      2,132        19,799
                                             -----------
                                                 731,806
                                             -----------
COMMERCIAL BANKS -- 8.5%
Chuo Mitsui Trust
  Holdings, Inc. ..............     19,981        69,028
Fukuoka Financial
  Group, Inc. .................      6,000        24,889
Hokuhoku Financial
  Group, Inc. .................      9,658        19,015
Mitsubishi UFJ Financial Group,
  Inc. (a).....................     82,100       396,471
Mizuho Financial Group, Inc. ..    109,500       178,975
Mizuho Trust & Banking
  Co., Ltd. ...................     10,370         9,117
Resona Holdings, Inc. .........      3,200        14,978
Shinsei Bank, Ltd. (a).........      9,726         9,634
Sumitomo Mitsui Financial
  Group, Inc. .................      8,000       244,477
Suruga Bank, Ltd. .............        496         4,293
The 77 Bank, Ltd. .............      3,803        16,482
The Awa Bank, Ltd. (a).........      3,731        23,099
The Bank of Kyoto, Ltd. .......      1,916        17,532
The Bank of Yokohama,
  Ltd. (a).....................      7,947        39,459
The Chiba Bank, Ltd. (a).......      6,063        37,687
The Chugoku Bank, Ltd. ........      1,504        18,493
The Hachijuni Bank, Ltd. (a)...      5,719        31,937
The Hiroshima Bank, Ltd. (a)...      5,811        25,184
The Hyakugo Bank, Ltd. ........      4,147        16,689
The Iyo Bank, Ltd. ............      1,180        10,798
The Joyo Bank, Ltd. ...........      4,155        17,338
The Juroku Bank, Ltd. .........      5,883        18,211
The Musashino Bank, Ltd. ......        420        14,182
The Nanto Bank, Ltd. ..........      2,391        12,079
The Nishi-Nippon City
  Bank, Ltd. ..................      7,799        22,887
The Shizuoka Bank, Ltd. (a)....      2,363        21,594
Yamaguchi Financial
  Group, Inc. .................      2,076        19,254
                                             -----------
                                               1,333,782
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Aeon Delight Co., Ltd. ........        200         4,009
Dai Nippon Printing Co.,
  Ltd. (a).....................      3,739        41,807
Daiseki Co., Ltd. .............        400         8,048
Nissha Printing Co., Ltd. (a)..        236         4,299
Park24 Co., Ltd. (a)...........      1,000        10,352

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Secom Co., Ltd. ...............      1,368   $    65,131
Toppan Printing Co., Ltd. (a)..      4,299        33,110
                                             -----------
                                                 166,756
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (C)
Aiphone Co., Ltd. .............        200         3,541
                                             -----------
COMPUTERS & PERIPHERALS -- 1.5%
Fujitsu, Ltd. .................     10,498        59,535
NEC Corp. (a)(b)...............     11,918        27,006
Seiko Epson Corp. (a)..........      1,376        23,649
Toshiba Corp. (a)..............     23,633       123,491
                                             -----------
                                                 233,681
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Chiyoda Corp. .................      1,688        19,292
COMSYS Holdings Corp. .........      2,000        19,886
JGC Corp. .....................      1,760        47,836
Kajima Corp. ..................      7,595        21,630
Maeda Corp. ...................      5,855        18,270
Obayashi Corp. ................      5,679        24,612
Shimizu Corp. (a)..............      5,559        22,990
Taisei Corp. (a)...............      9,995        22,772
                                             -----------
                                                 197,288
                                             -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a)......      9,607        20,223
                                             -----------
CONSUMER FINANCE -- 0.3%
Acom Co., Ltd. (b).............         22           361
Aeon Credit Service Co.,
  Ltd. (a).....................      1,040        14,140
Credit Saison Co., Ltd. .......      1,364        22,750
Orient Corp. (b)...............      4,001         4,607
Promise Co., Ltd. (a)(b).......        714         6,021
                                             -----------
                                                  47,879
                                             -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. ......      1,048        17,480
                                             -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan,
  Inc. (a).....................        992        11,178
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Holdings, Inc. ........        628        26,867
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
ORIX Corp. (a).................        616        59,419
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
Nippon Telegraph & Telephone
  Corp. .......................      5,200       248,861
                                             -----------
ELECTRIC UTILITIES -- 2.6%
Chubu Electric Power
  Co., Inc. ...................      3,963        77,042
Hokkaido Electric Power
  Co., Inc. ...................      1,228        20,330
Hokuriku Electric Power Co. ...      1,412        26,820
Kyushu Electric Power Co.,
  Inc. (a).....................      2,376        42,571
Shikoku Electric Power Co.,
  Inc. (a).....................      1,572        35,524
The Chugoku Electric Power Co.,
  Inc. (a).....................      1,648        28,405
The Kansai Electric Power
  Co., Inc. ...................      4,811        95,315
The Okinawa Electric Power
  Co., Inc. ...................         36         1,627
The Tokyo Electric Power Co.,
  Inc. (a).....................      8,567        34,582
Tohoku Electric Power Co.,
  Inc. (a).....................      2,843        40,871
                                             -----------
                                                 403,087
                                             -----------
ELECTRICAL EQUIPMENT -- 2.2%
Fuji Electric Holdings Co.,
  Ltd. (a).....................      6,099        18,880
Fujikura, Ltd. ................      4,107        18,613
Furukawa Electric Co.,
  Ltd. (a).....................      3,899        16,125
Mitsubishi Electric Corp. .....     11,974       137,888
Nidec Corp. (a)................        764        70,383
Sumitomo Electric
  Industries, Ltd. ............      3,787        54,723
Ushio, Inc. ...................      1,036        20,307
                                             -----------
                                                 336,919
                                             -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 5.8%
Alps Electric Co., Ltd. .......      1,768        17,776
Citizen Holdings Co., Ltd. ....      3,003        17,811
FUJIFILM Holdings Corp. .......      2,827        87,477
Hamamatsu Photonics K.K. (a)...        768        32,951
Hirose Electric Co., Ltd. (a)..        408        41,528
Hitachi, Ltd. .................     25,933       151,886
Horiba, Ltd. (a)...............        404        13,006
Hoya Corp. ....................      2,632        57,815
Ibiden Co., Ltd. (a)...........        996        30,894
Keyence Corp. (a)..............        240        67,578
Kyocera Corp. .................        992       100,109
Murata Manufacturing Co.,
  Ltd. (a).....................      1,228        81,350
Nippon Electric Glass
  Co., Ltd. ...................      3,548        45,075
Oki Electric Industry Co.,
  Ltd. (b).....................     12,166        11,148
Omron Corp. (a)................      1,380        38,071
Shimadzu Corp. (a).............      2,312        21,013
TDK Corp. (a)..................        996        54,388
Yaskawa Electric Corp. ........      1,604        17,836
Yokogawa Electric
  Corp. (a)(b).................      1,964        16,610
                                             -----------
                                                 904,322
                                             -----------
FOOD & STAPLES RETAILING -- 1.7%
Aeon Co., Ltd. (a).............      4,403        52,775
Cawachi, Ltd. .................        448         8,787
FamilyMart Co., Ltd. ..........        952        34,775
Izumiya Co., Ltd. .............      3,740        15,004
Lawson, Inc. (a)...............        400        20,877
Seven & I Holdings Co., Ltd. ..      4,439       118,560
UNY Co., Ltd. .................      2,000        18,450
                                             -----------
                                                 269,228
                                             -----------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. ...........      4,003        47,237
Hokuto Corp. (a)...............        400         8,737
Kikkoman Corp. (a).............      2,256        23,605
MEIJI Holdings Co., Ltd. ......        400        16,766
Nissin Foods Holding Co.,
  Ltd. (a).....................        640        23,195
Sakata Seed Corp. (a)..........      1,584        22,987
Yakult Honsha Co., Ltd. (a)....        564        16,216
                                             -----------
                                                 158,743
                                             -----------
GAS UTILITIES -- 0.9%
Osaka Gas Co., Ltd. (a)........     12,150        45,886
Saibu Gas Co., Ltd. ...........     10,273        26,077
Tokyo Gas Co., Ltd. ...........     13,873        62,356
                                             -----------
                                                 134,319
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Nakanishi, Inc. ...............        200        20,530
Olympus Corp. (a)..............      1,042        34,849
Sysmex Corp. ..................        400        14,958
Terumo Corp. ..................        956        51,316
                                             -----------
                                                 121,653
                                             -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Medipal Holdings Corp. ........      1,192   $    10,509
Miraca Holdings, Inc. (a)......        636        25,634
Suzuken Co., Ltd. .............        632        14,501
                                             -----------
                                                  50,644
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Oriental Land Co., Ltd. (a)....        404        34,117
Round One Corp. ...............        800         6,795
                                             -----------
                                                  40,912
                                             -----------
HOUSEHOLD DURABLES -- 3.1%
Casio Computer Co., Ltd. (a)...      2,248        15,727
Funai Electric Co., Ltd. (a)...        395        10,354
Haseko Corp. (b)...............      9,139         6,564
Panasonic Corp. ...............     11,781       142,959
Pioneer Corp. (a)(b)...........      2,360        10,491
Sangetsu Co., Ltd. ............        176         4,269
Sekisui Chemical Co., Ltd. ....      2,079        17,634
Sekisui House, Ltd. (a)........      3,679        33,984
Sharp Corp. (a)................      5,519        49,955
Sony Corp. ....................      6,811       178,540
Sumitomo Forestry Co., Ltd. ...      1,368        12,450
                                             -----------
                                                 482,927
                                             -----------
HOUSEHOLD PRODUCTS -- 0.2%
Unicharm Corp. (a).............        632        27,468
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.1%
Electric Power Development Co.,
  Ltd. (a).....................        840        22,623
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin
  Holdings, Inc. ..............      8,486        33,415
Keihan Electric Railway
  Co., Ltd. ...................      5,747        24,408
                                             -----------
                                                  57,823
                                             -----------
INSURANCE -- 2.4%
MS&AD Insurance Group Holdings,
  Inc. (a).....................      3,636        84,462
NKSJ Holdings, Inc. ...........      8,000        52,402
Sony Financial
  Holdings, Inc. ..............      1,600        28,707
T&D Holdings, Inc. ............      2,110        49,772
The Dai-ichi Life Insurance
  Co., Ltd. ...................         42        58,403
Tokio Marine Holdings, Inc. ...      3,847       106,940
                                             -----------
                                                 380,686
                                             -----------
INTERNET & CATALOG RETAIL -- 0.5%
DeNA Co., Ltd. (a).............        800        34,225
Rakuten, Inc. (a)..............         50        51,449
                                             -----------
                                                  85,674
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. (a).........        104        35,542
                                             -----------
IT SERVICES -- 0.6%
CSK Corp. (a)(b)...............        756         3,033
IT Holdings Corp. .............        832         7,345
Itochu Techno-Solutions
  Corp. (a)....................        608        21,434
NET One Systems Co., Ltd. .....         14        26,748
Nomura Research Institute,
  Ltd. (a).....................        300         6,519
NTT Data Corp. ................          8        26,360
Otsuka Corp. ..................         12           742
TKC Corp. .....................        400         9,084
                                             -----------
                                                 101,265
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
Namco Bandai Holdings,
  Inc. (a).....................      2,232        26,698
Nikon Corp. (a)................      1,840        43,038
Roland Corp. ..................        200         1,964
Sankyo Co., Ltd. ..............        640        32,848
Sega Sammy Holdings, Inc. .....      2,031        38,955
Shimano, Inc. (a)..............        592        32,363
Yamaha Corp. ..................      1,192        13,476
                                             -----------
                                                 189,342
                                             -----------
MACHINERY -- 6.3%
Amada Co., Ltd. ...............      1,527        11,647
Amano Corp. ...................      1,236        11,295
FANUC Corp. ...................      1,180       195,498
Glory, Ltd. ...................      1,044        23,346
IHI Corp. .....................     10,311        26,429
JTEKT Corp. ...................      1,408        20,555
Kawasaki Heavy
  Industries, Ltd. ............      7,978        31,513
Komatsu, Ltd. (a)..............      5,439       168,167
Komori Corp. ..................        788         6,986
Kubota Corp. ..................      3,663        32,158
Kurita Water Industries,
  Ltd. (a).....................        976        28,908
Makita Corp. ..................        976        45,078
Minebea Co., Ltd. .............      2,255        11,923
Mitsubishi Heavy Industries,
  Ltd. (a).....................     19,676        91,850
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)...      7,567        16,397
Mori Seiki Co., Ltd. (a).......        968        12,705
NGK Insulators, Ltd. ..........      2,320        42,861
NSK, Ltd. .....................      2,463        24,368
NTN Corp. (a)..................      2,495        14,088
OKUMA Corp. ...................      1,648        15,549
OSG Corp. (a)..................      1,012        14,010
SMC Corp. (a)..................        420        75,096
Sumitomo Heavy
  Industries, Ltd. ............      3,795        26,221
The Japan Steel Works, Ltd. ...      1,708        11,611
THK Co., Ltd. (a)..............      1,000        25,260
Toshiba Machine Co., Ltd. .....      1,944        10,519
                                             -----------
                                                 994,038
                                             -----------
MARINE -- 0.5%
Kawasaki Kisen Kaisha,
  Ltd. (a).....................      5,759        19,967
Mitsui OSK Lines, Ltd. ........      4,491        23,967
Nippon Yusen KK (a)............      7,995        29,501
                                             -----------
                                                  73,435
                                             -----------
MEDIA -- 0.5%
Dentsu, Inc. ..................      1,600        46,954
Jupiter
  Telecommunications Co. ......          8         8,915
Toho Co., Ltd. ................      1,352        22,316
                                             -----------
                                                  78,185
                                             -----------
METALS & MINING -- 2.8%
Daido Steel Co., Ltd. (a)......      2,199        14,595
Dowa Holdings Co., Ltd. .......      1,767        10,852
JFE Holdings, Inc. ............      3,047        83,155
Kobe Steel, Ltd. ..............     17,645        39,765
Mitsubishi Materials Corp. ....      8,027        25,047
Mitsui Mining & Smelting
  Co., Ltd. ...................      5,839        19,521
Nippon Steel Corp. (a).........     27,755        89,355
Nisshin Steel Co., Ltd. .......      5,951        11,274
Sumitomo Metal
  Industries, Ltd. ............     24,340        54,250
Sumitomo Metal Mining
  Co., Ltd. ...................      3,575        58,211

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tokyo Steel Manufacturing Co.,
  Ltd. (a).....................      1,044   $    10,936
Yodogawa Steel Works, Ltd. ....      3,963        16,586
                                             -----------
                                                 433,547
                                             -----------
MULTILINE RETAIL -- 0.6%
Isetan Mitsukoshi
  Holdings, Ltd. ..............      2,441        23,727
J Front Retailing Co.,
  Ltd. (a).....................      3,778        16,560
Marui Group Co., Ltd. .........      2,616        19,695
Ryohin Keikaku Co., Ltd. (a)...        236        11,236
Takashimaya Co., Ltd. (a)......      2,332        15,968
The Daiei, Inc. (b)............      1,402         5,069
                                             -----------
                                                  92,255
                                             -----------
OFFICE ELECTRONICS -- 2.9%
Brother Industries, Ltd. (a)...      1,832        26,881
Canon, Inc. (a)................      7,558       356,562
Konica Minolta
  Holdings, Inc. ..............      4,075        33,757
Ricoh Co., Ltd. (a)............      3,555        39,133
                                             -----------
                                                 456,333
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Cosmo Oil Co., Ltd. (a)........      5,927        16,733
Inpex Corp. ...................          8        58,643
JX Holdings, Inc. .............     14,500        96,774
TonenGeneral Sekiyu K.K. ......      1,547        18,926
                                             -----------
                                                 191,076
                                             -----------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. ......        800        17,652
OJI Paper Co., Ltd. (a)........      5,839        27,836
                                             -----------
                                                  45,488
                                             -----------
PERSONAL PRODUCTS -- 0.9%
Kao Corp. .....................      3,239        84,625
Mandom Corp. ..................      1,016        27,803
Shiseido Co., Ltd. ............      1,832        34,004
                                             -----------
                                                 146,432
                                             -----------
PHARMACEUTICALS -- 4.6%
Astellas Pharma, Inc. .........      2,771       106,880
Chugai Pharmaceutical Co.,
  Ltd. (a).....................      1,616        26,333
Daiichi Sankyo Co., Ltd. ......      4,051        78,703
Dainippon Sumitomo Pharma Co.,
  Ltd. (a).....................        960         9,070
Eisai Co., Ltd. (a)............      1,040        40,371
Hisamitsu Pharmaceutical Co.,
  Inc. (a).....................        404        17,134
Kissei Pharmaceutical
  Co., Ltd. ...................      1,000        19,378
Kyowa Hakko Kirin Co., Ltd. ...      1,833        17,363
Mitsubishi Tanabe Pharma
  Corp. (a)....................      2,000        33,309
Mochida Pharmaceutical
  Co., Ltd. ...................      2,000        21,347
Nichi-iko Pharmaceutical
  Co., Ltd. ...................        200         5,295
Ono Pharmaceutical Co.,
  Ltd. (a).....................        432        23,002
Santen Pharmaceutical
  Co., Ltd. ...................        956        38,590
Seikagaku Corp. ...............        800         9,064
Shionogi & Co., Ltd. ..........      1,996        32,501
Takeda Pharmaceutical
  Co., Ltd. ...................      4,955       227,932
Torii Pharmaceutical
  Co., Ltd. ...................        200         3,754
Tsumura & Co. .................        100         3,182
                                             -----------
                                                 713,208
                                             -----------
PROFESSIONAL SERVICES -- 0.1%
Meitic Corp. (a)...............        812        17,615
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.9%
Daikyo, Inc. (a)(b)............      4,256         7,167
Daito Trust Construction Co.,
  Ltd. (a).....................        764        64,424
Daiwa House Industry
  Co., Ltd. ...................      4,363        54,619
Heiwa Real Estate Co., Ltd. ...      4,856        10,462
Leopalace21 Corp. (a)(b).......      1,044         1,474
Mitsubishi Estate Co., Ltd. ...      8,111       141,209
Mitsui Fudosan Co., Ltd. ......      5,923       101,064
Sumitomo Realty & Development
  Co., Ltd. ...................      1,843        40,826
Tokyo Tatemono Co., Ltd. (a)...      3,540        12,799
Tokyu Land Corp. ..............      5,664        23,845
                                             -----------
                                                 457,889
                                             -----------
ROAD & RAIL -- 3.3%
Central Japan Railway Co. .....         10        78,257
East Japan Railway Co. ........      2,400       136,701
Keikyu Corp. (a)...............      4,355        31,277
Keisei Electric Railway
  Co., Ltd. ...................      2,147        12,628
Kintetsu Corp. (a).............     12,038        38,457
Nagoya Railroad Co., Ltd. .....      8,362        21,226
Nankai Electric Railway
  Co., Ltd. ...................      6,111        23,911
Nippon Express Co., Ltd. ......      7,555        30,403
Odakyu Electric Railway Co.,
  Ltd. (a).....................      2,483        19,616
Sotetsu Holdings, Inc. (a).....      8,254        22,485
Tobu Railway Co., Ltd. (a).....      6,007        25,141
Tokyu Corp. ...................      6,391        26,431
West Japan Railway Co. ........      1,400        54,433
                                             -----------
                                                 520,966
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.2%
Advantest Corp. ...............      1,216        22,164
Dainippon Screen Manufacturing
  Co., Ltd. ...................        364         3,074
Disco Corp. (a)................        384        24,154
Elpida Memory, Inc. (a)(b).....      1,576        18,344
Rohm Co., Ltd. ................        576        32,773
Sanken Electric Co., Ltd. .....      2,404        14,050
Shinko Electric Industries Co.,
  Ltd. (a).....................        592         5,527
Sumco Corp. (a)(b).............      1,046        17,511
Tokyo Electron, Ltd. ..........      1,040        56,275
                                             -----------
                                                 193,872
                                             -----------
SOFTWARE -- 1.1%
Konami Corp. (a)...............        792        18,594
Nintendo Co., Ltd. ............        648       120,918
NSD Co., Ltd. (a)..............        832         6,954
Square Enix Holdings Co.,
  Ltd. (a).....................        796        14,232
Trend Micro, Inc. .............        368        11,342
                                             -----------
                                                 172,040
                                             -----------
SPECIALTY RETAIL -- 1.4%
Aoyama Trading Co., Ltd. ......        984        16,863
Autobacs Seven Co., Ltd. ......        180         7,556
Fast Retailing Co., Ltd. ......        176        28,265
Hikari Tsushin, Inc. ..........        184         4,322
Nitori Holding Co., Ltd. ......        210        19,840
Sanrio Co., Ltd. (a)...........        448        17,363
Shimachu Co., Ltd. ............        984        23,918
Shimamura Co., Ltd. (a)........        232        22,005
USS Co., Ltd. .................        400        30,857
Yamada Denki Co., Ltd. (a).....        600        48,514
                                             -----------
                                                 219,503
                                             -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Asics Corp. ...................      2,064   $    30,592
Gunze, Ltd. (a)................      4,223        14,275
Nisshinbo Holdings, Inc. ......      1,584        14,965
Onward Holdings Co., Ltd. .....      1,580        13,245
The Japan Wool Textile Co.,
  Ltd. (a).....................      2,031        15,869
Toyobo Co., Ltd. ..............      8,302        12,130
                                             -----------
                                                 101,076
                                             -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ...........         30       114,970
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 4.4%
Hanwa Co., Ltd. ...............      2,207         9,702
Inaba Denki Sangyo Co., Ltd. ..        956        25,356
ITOCHU Corp. ..................      8,566        88,354
Iwatani Corp. .................      6,451        22,766
Marubeni Corp. ................     10,402        68,522
Mitsubishi Corp. ..............      7,607       188,385
Mitsui & Co., Ltd. ............     10,002       171,406
Sojitz Corp. ..................      8,428        15,654
Sumitomo Corp. ................      6,375        85,963
Toyota Tsusho Corp. ...........      1,039        17,664
                                             -----------
                                                 693,772
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
Kamigumi Co., Ltd. ............      2,395        22,271
Mitsubishi Logistics Corp. ....      2,216        24,723
                                             -----------
                                                  46,994
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
KDDI Corp. ....................         18       128,603
NTT DoCoMo, Inc. ..............         98       173,527
Softbank Corp. (a).............      4,415       165,644
                                             -----------
                                                 467,774
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $17,607,915)...........               15,478,128
                                             -----------
SHORT TERM INVESTMENTS -- 15.1%
UNITED STATES -- 15.1%
MONEY MARKET FUNDS -- 15.1%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (d)(e).............  2,344,907     2,344,907
State Street Institutional
  Liquid
  Reserves Fund 0.15% (e)(f)...     25,027        25,027
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,369,934)............                2,369,934
                                             -----------
TOTAL INVESTMENTS -- 113.8% (G)
  (Cost $19,977,849)...........               17,848,062
OTHER ASSETS &
  LIABILITIES -- (13.8)%.......               (2,163,671)
                                             -----------
NET ASSETS -- 100.0%...........              $15,684,391
                                             ===========





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(f) The rate shown is the annualized seven-day yield at period end.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.0%
JAPAN -- 99.0%
AIR FREIGHT & LOGISTICS -- 0.3%
Kintetsu World Express,
  Inc. (a)....................      11,900   $    388,120
                                             ------------
AUTO COMPONENTS -- 5.7%
Ahresty Corp. ................      12,500         99,678
FCC Co., Ltd. (a).............      17,213        410,503
Futaba Industrial Co., Ltd. ..      23,594        171,200
Kayaba Industry Co.,
  Ltd. (a)....................      52,902        398,272
Keihin Corp. (a)..............      17,441        365,622
Koito Manufacturing
  Co., Ltd. ..................      12,000        208,172
Musashi Seimitsu Industry
  Co., Ltd. ..................      10,552        276,213
NHK Spring Co., Ltd. .........      50,000        507,058
Nifco, Inc. (a)...............      22,279        585,941
Nippon Seiki Co., Ltd. .......      11,939        156,851
Nissan Shatai Co., Ltd. ......      15,000        115,156
Nissin Kogyo Co., Ltd. .......      21,334        383,304
Press Kogyo Co., Ltd. (a).....      51,569        259,250
Showa Corp. (b)...............      28,139        201,043
Takata Corp. (a)..............      12,100        368,424
The Yokohama Rubber
  Co., Ltd. ..................      58,986        337,438
Tokai Rika Co., Ltd. .........      17,600        337,791
Topre Corp. ..................      30,234        320,085
Toyo Tire & Rubber
  Co., Ltd. ..................      68,372        171,861
Toyoda Gosei Co., Ltd. .......      15,800        356,263
Toyota Boshoku Corp. (a)......      16,900        278,528
TS Tech Co., Ltd. ............      15,900        300,044
Unipres Corp. (a).............      16,000        411,887
                                             ------------
                                                7,020,584
                                             ------------
BEVERAGES -- 1.2%
Coca-Cola West Co. Ltd. (a)...      17,400        331,798
Ito En, Ltd. .................      22,500        396,453
Mikuni Coca-Cola Bottling
  Co., Ltd. ..................      50,145        436,502
Sapporo Holdings, Ltd. (a)....      68,000        277,860
                                             ------------
                                                1,442,613
                                             ------------
BUILDING PRODUCTS -- 2.3%
Aica Kogyo Co., Ltd. .........      29,519        401,701
Bunka Shutter Co., Ltd. ......     100,577        276,475
Central Glass Co., Ltd. ......     101,309        482,961
Nichias Corp. ................      53,000        311,070
Nitto Boseki Co., Ltd. .......     108,020        267,509
Noritz Corp. .................      12,365        226,140
Sankyo-Tateyama Holdings,
  Inc. (b)....................     222,467        325,051
Sanwa Holdings Corp. .........     112,910        391,466
Sekisui Jushi Corp. ..........      14,938        151,674
                                             ------------
                                                2,834,047
                                             ------------
CAPITAL MARKETS -- 1.0%
Jafco Co., Ltd. (a)...........      10,500        261,070
Matsui Securities Co.,
  Ltd (a).....................      29,800        142,432
Monex Group, Inc. (a).........         506        100,185
Okasan Securities
  Group, Inc. ................      59,447        220,828
Tokai Tokyo Financial
  Holdings, Inc. .............     109,721        330,141
Toyo Securities Co., Ltd. ....      99,457        162,560
                                             ------------
                                                1,217,216
                                             ------------
CHEMICALS -- 7.0%
ADEKA Corp. ..................      44,613        449,665
Asahi Organic Chemicals
  Industry Co., Ltd. .........      67,540        187,332
C. Uyemura & Co., Ltd. .......       4,776        212,897
Chugoku Marine Paints, Ltd. ..      13,000        101,251
DIC Corp. ....................     180,000        423,477
Fujikura Kasei Co., Ltd. .....      38,938        212,144
Fujimi, Inc. .................      11,873        141,429
Ishihara Sangyo Kaisha,
  Ltd. (a)(b).................     215,811        264,553
Kureha Corp. .................      56,000        273,205
Lintec Corp. .................      22,508        630,146
Nihon Parkerizing Co., Ltd. ..      14,401        217,727
Nippon Paint Co., Ltd. (a)....      62,000        492,868
Nippon Shokubai Co., Ltd. ....      45,000        544,948
Nippon Soda Co., Ltd. ........      58,065        254,520
Nippon Valqua
  Industries, Ltd. ...........      64,025        187,096
NOF Corp. ....................      70,731        308,288
Okamoto Industries, Inc. (a)..     113,841        428,525
Sumitomo Bakelite Co., Ltd. ..      65,000        432,206
Taiyo Holdings Co., Ltd. (a)..      15,000        442,979
The Nippon Synthetic Chemical
  Industry Co., Ltd. (a)......      13,000         92,236
Toagosei Co., Ltd. (a)........     104,000        520,258
Tokai Carbon Co., Ltd. (a)....      65,542        363,581
Tokyo Ohka Kogyo Co.,
  Ltd. (a)....................      15,600        333,596
Tosoh Corp. (a)...............      69,000        275,111
Toyo Ink Manufacturing
  Co., Ltd. ..................      69,000        330,646
Zeon Corp. ...................      55,000        510,773
                                             ------------
                                                8,631,457
                                             ------------
COMMERCIAL BANKS -- 8.5%
Aozora Bank, Ltd. (a).........     242,290        558,023
Bank of the Ryukyus, Ltd. ....      22,481        283,657
Kansai Urban Banking Corp. ...     180,000        314,265
Kiyo Holdings, Inc. ..........     337,754        455,859
Sapporo Hokuyo
  Holdings, Inc. .............     107,100        445,587
Senshu Ikeda Holdings,
  Inc. (a)....................     160,900        233,102
Shinsei Bank, Ltd. (a)........     286,000        283,309
The 77 Bank, Ltd. ............      62,000        268,697
The Aichi Bank, Ltd. .........       4,949        271,166
The Awa Bank, Ltd. (a)........     105,000        650,074
The Bank of Iwate, Ltd. ......       5,956        227,886
The Bank of Nagoya, Ltd. .....      62,000        188,088
The Bank of Okinawa, Ltd. ....       9,900        422,920
The Daishi Bank, Ltd. ........     111,000        332,615
The Fukushima Bank, Ltd. (b)..     462,478        223,336
The Higo Bank, Ltd. ..........      65,000        374,257
The Hokkoku Bank, Ltd. .......      64,000        223,477
The Hyakugo Bank, Ltd. .......     109,000        438,645
The Hyakujushi Bank, Ltd. ....     100,000        355,374
The Juroku Bank, Ltd. ........     113,000        349,802
The Kagoshima Bank, Ltd. .....      58,000        375,607
The Keiyo Bank, Ltd. .........      72,000        360,178
The Musashino Bank, Ltd. .....      12,500        422,084
The Nagano Bank, Ltd. ........     166,534        383,548
The Nanto Bank, Ltd. (a)......      70,000        353,640
The Shikoku Bank, Ltd. .......     116,000        366,270
The Taiko Bank, Ltd. (a)......     114,000        372,660
The Tochigi Bank, Ltd. .......      58,846        223,696
The Tokyo Tomin Bank,
  Ltd. (a)....................      16,705        207,054
Tomato Bank, Ltd. ............     179,872        338,541
TOMONY Holdings, Inc. (a).....      58,605        223,506
                                             ------------
                                               10,526,923
                                             ------------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
Aeon Delight Co., Ltd. .......       9,900   $    198,466
Asahi Holdings, Inc. .........      10,900        221,077
Daiseki Co., Ltd. ............      13,593        273,509
Duskin Co., Ltd. .............      27,100        524,148
Moshi Moshi Hotline,
  Inc. (a)....................      11,272        182,284
Nissha Printing Co.,
  Ltd. (a)....................       6,600        120,215
Okamura Corp. (a).............      50,884        341,495
Oyo Corp. ....................      29,360        302,834
Park24 Co., Ltd. (a)..........      38,485        398,384
                                             ------------
                                                2,562,412
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
Aiphone Co., Ltd. ............      12,406        219,670
Denki Kogyo Co., Ltd. (a).....      57,303        251,180
Hitachi Kokusai Electric,
  Inc. (a)....................      42,634        352,116
                                             ------------
                                                  822,966
                                             ------------
COMPUTERS & PERIPHERALS -- 0.4%
Eizo Nanao Corp. .............      15,000        281,575
Melco Holdings, Inc. .........       5,400        137,340
Wacom Co., Ltd. ..............         110        127,625
                                             ------------
                                                  546,540
                                             ------------
CONSTRUCTION & ENGINEERING -- 4.2%
Chiyoda Corp. (a).............      48,000        548,588
Chugai Ro Co., Ltd. (a).......      99,522        345,049
Kandenko Co., Ltd. (a)........      53,000        256,600
Kinden Corp. .................      55,924        475,728
Kyowa Exeo Corp. (a)..........      46,376        467,435
Kyudenko Corp. ...............      62,657        410,421
Maeda Corp. ..................      71,158        222,038
Maeda Road Construction Co.,
  Ltd. (a)....................      47,000        453,938
Mirait Holdings Corp. (a).....      38,500        302,718
Penta-Ocean Construction Co.,
  Ltd. (a)....................     189,000        451,672
Sanki Engineering Co., Ltd. ..      45,196        251,835
Toda Corp. ...................      93,000        335,104
Tokyu Construction
  Co., Ltd. ..................      90,732        235,930
Toshiba Plant Systems &
  Services Corp. (a)..........      15,000        176,077
Toyo Engineering Corp. (a)....      54,000        213,299
                                             ------------
                                                5,146,432
                                             ------------
CONSTRUCTION MATERIALS -- 0.9%
Sumitomo Osaka Cement Co.,
  Ltd. (a)....................     163,000        454,123
Taiheiyo Cement Corp. (a).....     287,000        604,136
                                             ------------
                                                1,058,259
                                             ------------
CONSUMER FINANCE -- 0.8%
Acom Co., Ltd. (b)............      11,990        197,013
Aeon Credit Service
  Co., Ltd. ..................      29,500        401,077
Aiful Corp. (a)(b)............      36,600         52,117
Orient Corp. (b)..............     117,500        135,308
Promise Co., Ltd. (a)(b)......      29,000        244,540
                                             ------------
                                                1,030,055
                                             ------------
CONTAINERS & PACKAGING -- 0.8%
FP Corp. .....................       6,000        369,985
Fuji Seal
  International, Inc. ........      15,570        339,702
Rengo Co., Ltd. ..............      51,000        335,327
                                             ------------
                                                1,045,014
                                             ------------
DISTRIBUTORS -- 0.5%
Canon Marketing Japan,
  Inc. (a)....................      18,400        207,330
Yokohama Reito Co., Ltd. (a)..      69,080        463,613
                                             ------------
                                                  670,943
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Century Tokyo Leasing Corp. ..      24,100        431,508
Fuyo General Lease
  Co., Ltd. ..................       6,800        228,772
Japan Securities Finance Co.,
  Ltd. (a)....................      38,319        232,495
Mitsubishi UFJ Lease & Finance
  Co., Ltd. ..................      11,280        432,987
Ricoh Leasing Co., Ltd. ......      11,967        265,686
                                             ------------
                                                1,591,448
                                             ------------
ELECTRIC UTILITIES -- 0.2%
The Okinawa Electric Power
  Co., Inc. ..................       6,800        307,330
                                             ------------
ELECTRICAL EQUIPMENT -- 1.9%
Daihen Corp. .................      58,971        216,870
Fuji Electric Holdings Co.,
  Ltd. (a)....................     180,000        557,206
Hitachi Cable, Ltd. (a).......      72,000        176,523
Mabuchi Motor Co., Ltd. (a)...       2,300        115,342
Nippon Carbon Co., Ltd. (a)...      61,000        182,033
Nippon Signal Co., Ltd. (a)...      29,500        226,108
Sinfonia Technology Co.,
  Ltd. (a)....................     109,826        363,095
SWCC Showa Holdings Co.,
  Ltd. (a)(b).................     184,075        232,487
Toyo Electric Manufacturing.
  Co., Ltd. (a)...............      15,000         71,322
Toyo Tanso Co., Ltd. (a)......       4,300        217,769
                                             ------------
                                                2,358,755
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 4.8%
Anritsu Corp. (a).............      46,000        399,282
Dai-ichi Seiko Co. Ltd. ......       1,300         49,901
Daiwabo Holdings Co., Ltd. ...      56,635        115,009
ESPEC Corp. ..................      22,331        161,759
Hakuto Co., Ltd. .............      33,411        329,725
Hitachi High-Technologies
  Corp. ......................      18,100        393,556
Horiba, Ltd. (a)..............      12,765        410,958
Hosiden Corp. (a).............      22,695        205,143
Japan Aviation Electronics
  Industry, Ltd. .............      19,971        144,664
Japan Cash Machine Co.,
  Ltd. (a)....................      33,824        288,568
Koa Corp. ....................      27,091        315,659
Meiko Electronics Co.,
  Ltd. (a)....................       5,300         78,424
Nichicon Corp. (a)............      21,900        359,576
Nidec Sankyo Corp. ...........      42,917        281,649
Nihon Dempa Kogyo Co.,
  Ltd. (a)....................      10,195        142,144
Nippon Ceramic Co., Ltd. .....      11,423        230,695
Nippon Chemi-Con Corp. (a)....      50,432        314,107
Oki Electric Industry Co.,
  Ltd. (b)....................     270,000        247,400
Ryosan Co., Ltd. .............      16,496        349,897
Ryoyo Electro Corp. ..........      34,204        337,974
Star Micronics Co., Ltd. .....      18,969        222,902
Taiyo Yuden Co., Ltd. (a).....      36,000        463,596
Topcon Corp. (a)..............      23,819        133,606
                                             ------------
                                                5,976,194
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Shinko Plantech Co., Ltd. ....      18,486        198,228
                                             ------------
FOOD & STAPLES RETAILING -- 2.2%
Cawachi, Ltd. ................      12,335        241,935
Circle K Sunkus Co., Ltd. ....      29,798        462,319

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Izumiya Co., Ltd. ............      57,933   $    232,421
Matsumotokiyoshi Holdings Co.,
  Ltd. (a)....................      17,200        365,468
Ministop Co., Ltd. ...........      17,294        310,290
Sugi Pharmacy Co., Ltd. ......      16,000        415,651
Sundrug Co., Ltd. ............      12,500        394,688
Tsuruha Holdings, Inc. .......       6,900        328,510
                                             ------------
                                                2,751,282
                                             ------------
FOOD PRODUCTS -- 4.4%
Ariake Japan Co., Ltd. (a)....      17,064        345,464
Ezaki Glico Co., Ltd. (a).....      43,000        469,614
Fuji Oil Co., Ltd. (a)........      24,100        369,139
Fujicco Co., Ltd. ............      36,657        444,369
Hokuto Corp. (a)..............      18,021        393,624
Kewpie Corp. .................      10,200        129,205
Marudai Food Co., Ltd. .......     155,417        475,334
Maruha Nichiro
  Holdings, Inc. .............     172,000        274,740
Megmilk Snow Brand
  Co., Ltd. ..................      27,000        496,137
Mitsui Sugar Co., Ltd. .......      62,497        249,957
Morinaga Milk Industry Co.,
  Ltd. (a)....................      69,000        293,053
Nakamuraya Co., Ltd. (a)......      78,952        373,448
Nichirei Corp. ...............      93,000        394,985
Nippon Suisan Kaisha, Ltd. ...      96,675        316,025
Riken Vitamin Co., Ltd. ......      13,280        366,696
                                             ------------
                                                5,391,790
                                             ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. .......      56,319        317,300
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Asahi Intecc Co., Ltd. .......       6,500        146,483
Fukuda Denshi Co., Ltd. ......      11,686        342,940
Nakanishi, Inc. (a)...........       4,347        446,219
Nihon Kohden Corp. ...........      12,500        309,095
Nipro Corp. (a)...............      15,900        287,050
Paramount Bed Co., Ltd. ......       6,910        190,804
                                             ------------
                                                1,722,591
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
Doutor Nichires Holdings
  Co., Ltd. ..................      21,975        266,661
Joban Kosan Co., Ltd. (a)(b)..     333,000        329,866
Kabuki-Za Co., Ltd............       5,000        247,338
MOS Food Services, Inc. ......      27,714        517,493
Ohsho Food Service Corp. .....      12,900        303,492
Round One Corp. ..............      18,000        152,897
Tokyo Dome Corp. (b)..........      99,085        193,851
Zensho Co., Ltd. (a)..........      39,446        497,715
                                             ------------
                                                2,509,313
                                             ------------
HOUSEHOLD DURABLES -- 1.9%
Arnest One Corp. .............      27,200        277,860
Clarion Co., Ltd. (a)(b)......      61,000        117,075
Foster Electric Co. Ltd. .....       6,500        129,260
France Bed Holdings Co.,
  Ltd. (a)....................     222,734        286,829
Funai Electric Co., Ltd. (a)..       7,100        186,116
Haseko Corp. (a)(b)...........     402,000        288,707
JVC Kenwood Holdings,
  Inc. (b)....................      23,700        117,092
Misawa Homes Holdings,
  Inc. (b)....................      27,066        166,900
Pioneer Corp. (a)(b)..........      63,400        281,830
Sumitomo Forestry Co., Ltd. ..      61,300        557,894
                                             ------------
                                                2,409,563
                                             ------------
HOUSEHOLD PRODUCTS -- 0.6%
Lion Corp. (a)................      99,000        546,731
Pigeon Corp. .................       7,000        228,826
                                             ------------
                                                  775,557
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Katakura Industries
  Co., Ltd. ..................      22,980        241,865
                                             ------------
INTERNET & CATALOG RETAIL -- 0.4%
Senshukai Co., Ltd. ..........      45,424        275,604
Start Today Co. Ltd. (a)......      10,700        212,118
                                             ------------
                                                  487,722
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.2%
Access Co., Ltd. (a)(b).......          99         78,945
eAccess, Ltd. (a).............         499        222,437
GMO Internet, Inc. (a)........      40,800        181,872
Gree, Inc. (a)................      23,400        507,348
Kakaku.com, Inc. (a)..........          60        419,762
Mixi, Inc. (a)................          12         53,566
                                             ------------
                                                1,463,930
                                             ------------
IT SERVICES -- 1.9%
CSK Corp. (a)(b)..............      23,200         93,076
Ines Corp. ...................      51,460        342,812
IT Holdings Corp. ............      27,637        243,997
Itochu Techno-Solutions
  Corp. ......................      12,200        430,082
NET One Systems Co., Ltd. ....         125        238,825
Obic Co., Ltd. ...............       2,801        519,898
Otsuka Corp. .................       5,300        327,804
Transcosmos, Inc. ............      16,567        181,958
                                             ------------
                                                2,378,452
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Heiwa Corp. ..................      24,600        378,016
Roland Corp. .................      21,876        214,805
Tomy Co., Ltd. (a)............      29,000        245,258
Universal Entertainment
  Corp. ......................      10,200        337,853
                                             ------------
                                                1,175,932
                                             ------------
MACHINERY -- 7.5%
Amano Corp. (a)...............      33,132        302,766
Asahi Diamond Industrial
  Co., Ltd. ..................       9,942        215,558
CKD Corp. ....................      23,605        208,692
Daifuku Co., Ltd. ............      49,681        318,657
Fuji Machine Manufacturing
  Co., Ltd. ..................      12,571        267,577
Furukawa Co., Ltd. (a)(b).....     169,280        171,879
Glory, Ltd. ..................      12,600        281,768
Hino Motors, Ltd. (a).........      70,998        410,551
Hitachi Zosen Corp. (a).......     338,226        523,505
Iseki & Co., Ltd. (a)(b)......      55,000        139,611
Juki Corp. (a)................      60,450        172,158
Kitz Corp. ...................      35,502        206,172
Komori Corp. .................      22,640        200,721
Kyokuto Kaihatsu Kogyo
  Co., Ltd. ..................      55,640        298,318
Makino Milling Machine Co.,
  Ltd. (a)....................      46,739        430,582
Meidensha Corp. (a)...........      58,000        247,771
Miura Co., Ltd. ..............      11,900        342,737
Mori Seiki Co., Ltd. (a)......      28,600        375,384
Nachi-Fujikoshi Corp. (a).....     107,418        631,792
Namura Shipbuilding
  Co., Ltd. ..................      29,000        127,477
Nippon Sharyo, Ltd. (a).......      49,970        217,799
Nippon Thompson Co., Ltd. ....      43,511        356,665
OKUMA Corp. (a)...............      46,192        435,838

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
OSG Corp. (a).................      29,100   $    402,846
Ryobi, Ltd. (a)...............      52,723        235,674
Shima Seiki
  Manufacturing, Ltd. ........      11,100        285,609
Sintokogio, Ltd. .............      28,019        285,880
Tadano, Ltd. (a)..............      53,913        324,439
Toshiba Machine Co., Ltd. ....      57,009        308,481
Tsubakimoto Chain Co. ........      58,124        356,258
Union Tool Co. ...............       7,032        151,768
                                             ------------
                                                9,234,933
                                             ------------
MARINE -- 0.2%
Iino Kaiun Kaisha, Ltd. (a)...      50,106        245,070
                                             ------------
MEDIA -- 2.8%
Asatsu-DK, Inc. (a)...........      10,300        268,341
Avex Group Holdings, Inc. ....      16,992        219,448
CyberAgent, Inc. (a)..........         160        556,513
Daiichikosho Co., Ltd. .......      23,781        383,394
Hakuhodo DY Holdings, Inc. ...       6,810        360,906
Kadokawa Group Holdings,
  Inc. (a)....................      11,387        353,764
Shochiku Co., Ltd. (a)........      55,243        450,782
SKY Perfect JSAT Holdings,
  Inc. (a)....................       1,091        447,829
Tokyo Broadcasting System
  Holdings, Inc. .............      23,500        281,965
Zenrin Co., Ltd. .............      17,824        185,170
                                             ------------
                                                3,508,112
                                             ------------
METALS & MINING -- 4.1%
Aichi Steel Corp. ............      53,000        360,290
Daido Steel Co., Ltd. (a).....      69,000        457,950
Godo Steel, Ltd. (a)..........      53,440        140,283
Hitachi Metals, Ltd. (a)......      14,000        196,409
Maruichi Steel Tube, Ltd. ....      17,900        441,072
Nakayama Steel Works,
  Ltd. (b)....................     103,212        140,581
Nippon Denko Co., Ltd. .......      36,000        242,051
Nippon Yakin Kogyo Co.,
  Ltd. (b)....................      50,000        133,730
Nisshin Steel Co., Ltd. ......     184,000        348,588
OSAKA Titanium Technologies
  Co. (a).....................       7,000        507,925
Sanyo Special Steel
  Co., Ltd. ..................      56,750        357,674
Sumitomo Light Metal
  Industries, Ltd. (b)........     225,135        223,016
Toho Titanium Co., Ltd. (a)...      11,500        334,491
Toho Zinc Co., Ltd. (a).......      51,796        251,412
Tokyo Rope Manufacturing Co.,
  Ltd. (a)....................      68,654        258,430
Tokyo Steel Manufacturing Co.,
  Ltd. (a)....................      28,100        294,361
Yamato Kogyo Co., Ltd. (a)....      11,700        361,315
                                             ------------
                                                5,049,578
                                             ------------
MULTILINE RETAIL -- 1.2%
Don Quijote Co., Ltd. (a).....      12,500        432,300
H2O Retailing Corp. (a).......      58,107        448,969
Matsuya Co., Ltd. (a)(b)......      16,608         90,484
Parco Co., Ltd. (a)...........      33,725        276,031
Ryohin Keikaku Co., Ltd. (a)..       6,300        299,944
                                             ------------
                                                1,547,728
                                             ------------
OFFICE ELECTRONICS -- 0.1%
Riso Kagaku Corp. ............       9,947        163,813
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
Cosmo Oil Co., Ltd. (a).......     117,000        330,312
Itochu Enex Co., Ltd. ........      56,104        312,615
Japan Petroleum
  Exploration Co. ............       6,900        321,676
                                             ------------
                                                  964,603
                                             ------------
PAPER & FOREST PRODUCTS -- 0.3%
Daio Paper Corp. (a)..........      49,940        396,997
                                             ------------
PERSONAL PRODUCTS -- 1.2%
Fancl Corp. (a)...............      18,300        248,124
Kobayashi Pharmaceutical
  Co., Ltd. ..................       3,000        150,074
Mandom Corp. .................      16,945        463,700
Milbon Co., Ltd. (a)..........      12,000        355,424
Unihair Co., Ltd. (a)(b)......      21,004        212,745
                                             ------------
                                                1,430,067
                                             ------------
PHARMACEUTICALS -- 2.9%
Dainippon Sumitomo Pharma Co.,
  Ltd. (a)....................      34,700        327,837
Kaken Pharmaceutical
  Co., Ltd. ..................      52,428        731,629
KYORIN Holdings, Inc. ........      15,000        296,805
Mochida Pharmaceutical
  Co., Ltd. ..................      50,483        538,835
Nichi-iko Pharmaceutical
  Co., Ltd. ..................      10,465        277,045
Rohto Pharmaceutical
  Co., Ltd. ..................      46,493        526,760
Sawai Pharmaceutical Co.,
  Ltd. (a)....................       5,600        587,320
Torii Pharmaceutical Co.,
  Ltd. (a)....................      16,500        309,733
                                             ------------
                                                3,595,964
                                             ------------
PROFESSIONAL SERVICES -- 0.3%
Meitic Corp. (a)..............      16,844        365,412
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
Daibiru Corp. (a).............      32,826        249,975
Daikyo, Inc. (a)(b)...........      72,352        121,841
Goldcrest Co., Ltd. ..........       8,459        174,291
Heiwa Real Estate Co., Ltd. ..      82,255        177,221
K.K. daVinci Holdings (b)(c)..         262              0
Kenedix, Inc. (a)(b)..........         695        120,481
Leopalace21 Corp. (a)(b)......      50,000         70,580
Nomura Real Estate
  Holdings, Inc. .............      22,500        371,935
NTT Urban Development
  Corp. (a)...................         321        273,462
Shoei Co., Ltd. (a)...........      17,998        161,572
Suruga Corp. (c)(d)...........      10,689              0
TOC Co., Ltd. (a).............      58,200        260,156
                                             ------------
                                                1,981,514
                                             ------------
ROAD & RAIL -- 1.5%
Hitachi Transport
  System, Ltd. ...............      23,600        402,392
Kobe Electric Railway Co.,
  Ltd. (b)....................      68,500        195,932
Nishi-Nippon Railroad
  Co., Ltd. ..................      25,000        107,108
Sankyu, Inc. .................     108,830        505,340
Seino Holdings Co., Ltd. (a)..      52,000        371,521
Sotetsu Holdings, Inc. (a)....      93,000        253,343
                                             ------------
                                                1,835,636
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.5%
Dainippon Screen Manufacturing
  Co., Ltd. (a)...............      67,000        565,800
Disco Corp. (a)...............       5,800        364,834
Micronics Japan Co.,
  Ltd. (a)....................       6,900         63,224
Renesas Electronics
  Corp. (a)(b)................      10,800         92,675
Shinko Electric Industries
  Co., Ltd. (a)...............      18,000        168,053
Tokyo Seimitsu Co., Ltd. (a)..      18,900        363,444

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Ulvac, Inc. (a)...............      11,002   $    268,783
                                             ------------
                                                1,886,813
                                             ------------
SOFTWARE -- 1.2%
Capcom Co., Ltd. (a)..........      22,500        515,695
DTS Corp. ....................      22,532        218,178
Fuji Soft, Inc. ..............      17,474        254,234
NSD Co., Ltd. (a).............      24,078        201,246
Square Enix Holdings Co.,
  Ltd. (a)....................      16,700        298,598
                                             ------------
                                                1,487,951
                                             ------------
SPECIALTY RETAIL -- 3.8%
ABC-Mart, Inc. (a)............      10,300        415,775
Aoyama Trading Co., Ltd. .....      27,700        474,700
Autobacs Seven Co., Ltd. (a)..      12,188        511,606
Chiyoda Co., Ltd. ............      22,313        329,059
DCM Japan Holdings Co.,
  Ltd. (a)....................      38,500        260,766
EDION Corp. (a)...............      27,850        261,051
Joshin Denki Co., Ltd. (a)....      13,000        140,206
K's Holdings Corp. (a)........      12,600        542,162
Komeri Co., Ltd. .............      12,030        326,073
Nishimatsuya Chain
  Co., Ltd. ..................      22,466        184,713
Point, Inc. ..................       5,100        220,710
Sanrio Co., Ltd. (a)..........      12,705        492,405
United Arrows, Ltd. (a).......      10,229        215,321
Xebio Co., Ltd. ..............      12,561        281,985
                                             ------------
                                                4,656,532
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
Atsugi Co., Ltd. .............     297,470        372,022
Daidoh, Ltd. (a)..............      35,111        351,284
Gunze, Ltd. (a)...............     101,348        342,595
Onward Holdings Co., Ltd. ....      52,000        435,909
Sanyo Shokai, Ltd. (a)........      98,516        286,667
Seiko Holdings Corp. (a)......      47,649        164,612
The Japan Wool Textile Co.,
  Ltd. (a)....................      54,170        423,245
Toyobo Co., Ltd. .............     236,000        344,824
Unitika, Ltd. (b).............     269,084        179,923
Wacoal Holdings Corp. ........      11,000        136,615
                                             ------------
                                                3,037,696
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.6%
Hanwa Co., Ltd. (a)...........     111,032        488,068
Inaba Denki Sangyo
  Co., Ltd. ..................      16,863        447,258
Inabata & Co., Ltd. ..........      50,975        314,964
Iwatani Corp. ................     166,422        587,299
Kuroda Electric Co., Ltd. ....      11,900        135,857
MISUMI Group, Inc. (a)........      17,400        447,496
Nagase & Co., Ltd. ...........      42,600        520,632
Okaya & Co., Ltd. ............      23,905        281,200
                                             ------------
                                                3,222,774
                                             ------------
TRANSPORTATION INFRASTRUCTURE -- 0.7%
Japan Airport Terminal Co.,
  Ltd. (a)....................      21,848        252,945
Mitsui-Soko Co., Ltd. ........      67,686        264,006
The Sumitomo Warehouse
  Co., Ltd. ..................      75,563        340,576
                                             ------------
                                                  857,527
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $128,334,680).........                122,469,553
                                             ------------
SHORT TERM INVESTMENTS -- 16.9%
UNITED STATES -- 16.9%
MONEY MARKET FUNDS -- 16.9%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (e)(f)............  20,909,805     20,909,805
State Street Institutional
  Liquid
  Reserves Fund 0.15% (f)(g)..         100            100
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $20,909,905)..........                 20,909,905
                                             ------------
TOTAL INVESTMENTS -- 115.9% (H)
  (Cost $149,244,585).........                143,379,458
OTHER ASSETS &
  LIABILITIES -- (15.9)%......                (19,699,035)
                                             ------------
NET ASSETS -- 100.0%..........               $123,680,423
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b)  Non-income producing security.
(c)  Securities are valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(d)  Company has filed for insolvency.
(e) Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(g) The rate shown is the annualized seven-day yield at period end.
(h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 16.1%
Adelaide Brighton, Ltd. ......     869,305   $  2,875,794
ASX, Ltd. ....................      65,116      2,122,766
Commonwealth Bank of
  Australia...................      81,083      4,540,028
Leighton Holdings, Ltd. (a)...      90,288      2,015,409
Metcash, Ltd. (a).............   1,089,398      4,840,183
Monadelphous Group, Ltd. .....     163,188      3,214,646
QBE Insurance Group, Ltd. ....     952,805     17,596,253
Sonic Healthcare, Ltd. .......     260,660      3,591,534
Spark Infrastructure
  Group (b)...................  15,230,740     21,034,771
Telstra Corp., Ltd. ..........   6,091,081     18,846,005
Ten Network Holdings,
  Ltd. (a)....................   3,782,116      4,292,080
UGL, Ltd. (a).................     171,451      2,547,749
Westpac Banking Corp. (a).....     245,044      5,839,778
                                             ------------
                                               93,356,996
                                             ------------
AUSTRIA -- 0.8%
Verbund AG (a)................     105,879      4,605,257
                                             ------------
BELGIUM -- 0.4%
Groupe Bruxelles Lambert SA...      27,649      2,458,528
                                             ------------
BERMUDA -- 4.6%
Catlin Group, Ltd. ...........   2,927,865     18,900,885
Seadrill, Ltd. ...............     106,709      3,776,764
Ship Finance International,
  Ltd. (a)....................     219,075      3,947,731
                                             ------------
                                               26,625,380
                                             ------------
BRAZIL -- 0.1%
Companhia Energetica de Minas
  Gerais ADR (a)..............      18,385        379,466
Companhia Siderurgica Nacional
  SA ADR (a)..................      18,904        235,544
                                             ------------
                                                  615,010
                                             ------------
CANADA -- 5.4%
Brookfield Properties
  Corp. (a)...................      78,597      1,517,213
Brookfield Residential
  Properties, Inc. ...........       6,268         61,699
Calloway REIT.................     181,217      4,733,686
Just Energy Group, Inc. (a)...   1,133,486     16,689,293
Pembina Pipeline Corp. (a)....      97,406      2,562,572
Shaw Communications,
  Inc. (a)....................     116,453      2,653,405
TransAlta Corp. (a)...........     105,229      2,245,016
Vermilion Energy, Inc. (a)....      17,409        919,966
                                             ------------
                                               31,382,850
                                             ------------
CHINA -- 0.5%
PCCW, Ltd. ...................   6,240,000      2,686,458
                                             ------------
CZECH REPUBLIC -- 7.0%
CEZ AS........................     376,106     19,340,065
Komercni Banka AS.............       1,055        257,106
Telefonica O2 Czech
  Republic AS.................     795,522     20,690,611
                                             ------------
                                               40,287,782
                                             ------------
DENMARK -- 0.4%
D/S Norden A/S................      74,386      2,560,697
                                             ------------
FINLAND -- 1.6%
Fortum Oyj....................     115,890      3,355,419
Orion OYJ (Class B) (a).......     235,057      6,055,966
                                             ------------
                                                9,411,385
                                             ------------
FRANCE -- 4.8%
Bouygues SA...................      90,418      3,974,067
France Telecom SA (a).........     811,233     17,248,465
ICADE.........................      20,035      2,469,928
Sanofi-Aventis SA.............      47,627      3,828,241
                                             ------------
                                               27,520,701
                                             ------------
GERMANY -- 4.5%
E.ON AG.......................     291,044      8,264,279
Hannover
  Rueckversicherung AG........      81,636      4,256,813
RWE AG........................     240,776     13,347,412
                                             ------------
                                               25,868,504
                                             ------------
HONG KONG -- 1.3%
Hang Seng Bank, Ltd. (a)......     124,500      1,988,800
VTech Holdings, Ltd. (a)......     448,100      5,300,897
                                             ------------
                                                7,289,697
                                             ------------
HUNGARY -- 3.6% (C)
Magyar Telekom
  Telecommunications PLC......   6,551,202     21,070,278
                                             ------------
ISRAEL -- 5.8%
Bezeq The Israeli
  Telecommunication
  Corp., Ltd. ................   5,816,997     14,658,320
Cellcom Israel, Ltd. (a)......     520,910     14,439,625
Israel Chemicals, Ltd. .......      86,348      1,370,402
Partner Communications
  Co., Ltd. ..................     206,885      3,119,236
                                             ------------
                                               33,587,583
                                             ------------
ITALY -- 9.9%
Atlantia SpA..................     147,716      3,143,955
Enel SpA (a)..................   3,302,582     21,566,257
Lottomatica SpA (a)(d)........   1,374,740     26,668,553
Snam Rete Gas SpA.............   1,027,629      6,084,780
                                             ------------
                                               57,463,545
                                             ------------
JAPAN -- 1.3%
Nintendo Co., Ltd. ...........       7,100      1,324,876
Nomura Real Estate Office
  Fund, Inc. .................         575      3,787,766
Oracle Corp. Japan............      53,400      2,314,265
                                             ------------
                                                7,426,907
                                             ------------
LUXEMBOURG -- 0.7%
SES...........................     143,289      4,020,951
                                             ------------
MEXICO -- 0.1%
Industrias Penoles SA de CV...      10,056        378,456
Kimberly-Clark de Mexico SAB
  de CV.......................      43,122        283,290
                                             ------------
                                                  661,746
                                             ------------
NETHERLANDS -- 0.7%
Koninklijke (Royal) KPN NV....     281,592      4,094,907
                                             ------------
PHILIPPINES -- 0.0% (C)
Philippine Long Distance
  Telephone Co. ADR...........         102          5,512
                                             ------------
PORTUGAL -- 0.9%
EDP -- Energias de
  Portugal SA.................   1,410,125      5,006,903
                                             ------------
SINGAPORE -- 0.1%
Singapore Telecommunications,
  Ltd. (e)....................     147,000        377,200
Singapore Telecommunications,
  Ltd. (e)....................      74,611        192,058
                                             ------------
                                                  569,258
                                             ------------
SOUTH AFRICA -- 0.6%
African Bank
  Investments, Ltd. ..........      45,337        230,196

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Growthpoint
  Properties, Ltd. ...........     101,238   $    273,443
Kumba Iron Ore, Ltd. (a)......       4,026        287,444
Lewis Group, Ltd. ............     197,410      2,461,874
Nedbank Group, Ltd. ..........      13,346        288,418
                                             ------------
                                                3,541,375
                                             ------------
SPAIN -- 17.0%
Abertis Infraestructuras SA...     161,222      3,600,881
Banco Santander SA............   1,489,208     17,193,126
Bankinter SA (a)..............     853,126      5,792,421
Bolsas y Mercados
  Espanoles (a)...............     699,931     20,828,652
Enagas (a)....................     187,976      4,554,090
Iberdrola SA (d)..............     645,343      5,742,083
Indra Sistemas SA (a).........     202,177      4,171,185
Mapfre SA (a).................   5,599,779     20,784,215
Red Electrica Corporacion
  SA (a)......................      56,100      3,385,633
Telefonica SA.................     518,860     12,683,250
                                             ------------
                                               98,735,536
                                             ------------
SWEDEN -- 0.5%
Skanska AB (Class B)..........     164,289      2,947,285
                                             ------------
SWITZERLAND -- 0.1%
Swisscom AG...................       1,889        864,857
                                             ------------
TAIWAN -- 0.1%
Chunghwa Telecom Co. Ltd,
  ADR (a).....................      10,783        372,553
                                             ------------
THAILAND -- 0.2%
Advanced Info Service PCL.....     118,598        401,438
Electricity Generating PCL
  (Foreign ownership limit)...      71,499        216,417
Ratchaburi Electricity
  Generating Holding PCL......     195,700        265,923
                                             ------------
                                                  883,778
                                             ------------
TURKEY -- 0.0% (C)
Turkcell Iletisim Hizmetleri
  AS (d)......................      38,115        204,657
                                             ------------
UNITED KINGDOM -- 10.1%
Amlin PLC.....................     655,003      4,270,446
AstraZeneca PLC...............      76,855      3,834,866
Balfour Beatty PLC............     512,532      2,538,477
British American Tobacco PLC..      67,985      2,980,793
Carillion PLC.................     418,638      2,527,778
FirstGroup PLC................     691,610      3,785,169
GlaxoSmithKline PLC...........     189,959      4,068,297
Halfords Group PLC............     477,936      2,848,228
Home Retail Group PLC.........   4,803,954     12,625,382
National Grid PLC.............     344,035      3,383,029
Scottish & Southern
  Energy PLC..................     269,980      6,037,814
Severn Trent PLC..............     148,209      3,502,510
United Utilities Group PLC....     479,010      4,606,472
Vodafone Group PLC............     510,521      1,354,826
                                             ------------
                                               58,364,087
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $557,960,751).........                574,490,963
                                             ------------
RIGHTS -- 0.0% (C)
SPAIN -- 0.0% (C)
Mapfre SA (Expires 6/27/11)
  (d)
  (Cost $0)...................   5,197,128         18,159
                                             ------------
SHORT TERM INVESTMENTS -- 10.9%
UNITED STATES -- 10.9%
MONEY MARKET FUNDS -- 10.9%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (f)(g)............  62,795,582     62,795,582
State Street Institutional
  Liquid
  Reserves Fund 0.15% (g)(h)..     225,352        225,352
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $63,020,934)..........                 63,020,934
                                             ------------
TOTAL INVESTMENTS -- 110.1%
  (Cost $620,981,685).........                637,530,056
OTHER ASSETS &
  LIABILITIES -- (10.1)%......                (58,362,167)
                                             ------------
NET ASSETS -- 100.0%..........               $579,167,889
                                             ============





(a) Security, or portion thereof, was on loan at June 30, 2011.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.6% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount shown represents less than 0.05% of net assets.
(d)  Non-income producing security.
(e) Reflects seperate holdings of the issuer's common stock traded on different securities exchanges.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Diversified Telecommunication Services.............      19.7%
Electric Utilities.................................      17.1
Insurance..........................................      11.4
Commercial Banks...................................       6.3
Multi-Utilities....................................       5.8
Hotels, Restaurants & Leisure......................       4.6
Diversified Financial Services.....................       4.4
Construction & Engineering.........................       3.4
Wireless Telecommunication Services................       3.4
Pharmaceuticals....................................       3.1
Internet & Catalog Retail..........................       2.2
Real Estate Investment Trusts......................       1.9
Gas Utilities......................................       1.9
Media..............................................       1.8
Water Utilities....................................       1.4
Oil, Gas & Consumable Fuels........................       1.3
Transportation Infrastructure......................       1.1
Specialty Retail...................................       0.9
Communications Equipment...........................       0.9
Food & Staples Retailing...........................       0.8
IT Services........................................       0.7
Road & Rail........................................       0.7
Energy Equipment & Services........................       0.6
Software...........................................       0.6
Health Care Providers & Services...................       0.6
Tobacco............................................       0.5
Construction Materials.............................       0.5
Independent Power Producers & Energy
  Traders..........................................       0.5
Marine.............................................       0.4
Real Estate Management & Development...............       0.3
Chemicals..........................................       0.2
Metals & Mining....................................       0.2
Household Products.................................       0.0***
Household Durables.................................       0.0***
Short Term Investments.............................      10.9
Other Assets & Liabilities.........................     (10.1)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

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SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.1%
AUSTRALIA -- 9.1%
Alumina, Ltd. .................     39,103   $    88,332
Asciano Group..................     77,114       135,395
ASX, Ltd. .....................      4,502       146,764
Bendigo and Adelaide
  Bank, Ltd. ..................      8,109        76,918
BGP Holdings PLC (a)...........     31,422             0
BlueScope Steel, Ltd. .........     42,953        55,413
Boral, Ltd. (b)................     47,819       225,258
Caltex Australia, Ltd. ........      5,113        64,374
Centamin Egypt, Ltd. (c).......     18,879        38,190
CFS Retail Property Trust (b)..    185,510       360,472
Cochlear, Ltd. ................      3,253       250,752
Computershare, Ltd. ...........      9,560        90,784
CSR, Ltd. (b)..................     27,651        85,849
David Jones, Ltd. (b)..........      4,392        19,090
Dexus Property Group (b).......    239,766       225,890
Echo Entertainment Group,
  Ltd. (c).....................     15,709        69,122
Energy Resources of Australia,
  Ltd. (b).....................        907         3,981
Fairfax Media, Ltd. (b)........     28,416        29,814
Goodman Group (b)..............    131,237        99,054
Harvey Norman Holdings,
  Ltd. (b).....................     41,432       110,449
Iluka Resources, Ltd. .........      4,028        72,362
Incitec Pivot, Ltd. ...........     36,406       150,448
Lend Lease Group...............     13,668       131,258
Macarthur Coal, Ltd. ..........        863        10,117
MAp Group......................     31,488       112,595
Metcash, Ltd. (b)..............     64,108       284,831
Mirvac Group (b)...............     93,802       125,530
OneSteel, Ltd. ................     27,590        54,645
OZ Minerals, Ltd. .............      8,000       113,055
Paladin Energy, Ltd. (b)(c)....     23,979        64,693
Sims Metal Management, Ltd. ...      2,775        52,437
Sonic Healthcare, Ltd. (b).....     21,550       296,929
TABCORP Holdings, Ltd. ........     15,709        55,331
Tatts Group, Ltd. .............     38,114        97,932
Toll Holdings, Ltd. (b)........     20,044       104,077
WorleyParsons, Ltd. ...........      5,361       162,083
                                             -----------
                                               4,064,224
                                             -----------
AUSTRIA -- 0.5%
Andritz AG.....................        968        99,645
IMMOFINANZ AG (b)(c)...........     28,566       121,764
                                             -----------
                                                 221,409
                                             -----------
BELGIUM -- 1.0%
Ackermans & van haaren NV (b)..      2,242       217,755
Bekaert NV (b).................        968        73,682
Umicore........................      2,678       146,028
                                             -----------
                                                 437,465
                                             -----------
CANADA -- 10.6%
Alimentation Couche-Tard, Inc.
  (Class B)....................      8,184       238,456
Athabasca Oil Sands
  Corp. (b)(c).................      8,681       136,723
Baytex Energy Corp. (b)........      2,653       144,924
Bonavista Energy Corp. (b).....      3,765       111,456
CAE, Inc. (b)..................      5,931        79,953
Canadian Tire Corp., Ltd.
  (Class A)....................      1,633       106,768
CGI Group, Inc. (Class A) (c)..      6,158       151,924
Emera, Inc. ...................      3,026        99,111
Enerplus Corp. (b).............      3,000        94,653
Finning International, Inc. ...      8,731       258,736
First Quantum Minerals, Ltd. ..      1,995       290,682
Fortis, Inc. (b)...............     11,054       370,528
Franco-Nevada Corp. (b)........      2,733       101,946
Gildan Activewear, Inc. .......      4,481       157,817
Inmet Mining Corp. ............      2,214       159,208
Intact Financial Corp. ........      2,903       166,642
Lululemon Athletica,
  Inc. (b)(c)..................        900       100,622
Lundin Mining Corp. (c)........     15,387       117,981
Metro, Inc. (Class A) (b)......      5,844       290,595
New Gold, Inc. (c).............      5,000        51,549
Onex Corp. ....................      8,099       313,604
Open Text Corp. (b)(c).........        552        35,364
Osisko Mining Corp. (b)(c).....      7,602       118,075
Pan American Silver Corp. (b)..      2,850        88,208
Pembina Pipeline Corp. (b).....      4,361       114,730
Pengrowth Energy Corp. (b).....      3,500        44,063
Petrobank Energy & Resources,
  Ltd. (c).....................      2,947        43,239
Petrominerales, Ltd. ..........      1,678        49,222
SEMAFO, Inc. (c)...............      6,227        47,682
Sino-Forest Corp. (b)(c).......      6,631        21,987
TransAlta Corp. (b)............      2,716        57,945
Valeant Pharmaceuticals
  International, Inc. .........      6,986       363,017
Vermilion Energy, Inc. (b).....      2,356       124,501
Viterra, Inc. .................      8,845        96,048
                                             -----------
                                               4,747,959
                                             -----------
CHINA -- 0.2%
ENN Energy Holdings, Ltd. .....     16,000        54,284
Shui On Land, Ltd. (b).........     78,718        34,497
                                             -----------
                                                  88,781
                                             -----------
DENMARK -- 1.3%
Danisco A/S (a)................        668        90,892
DSV A/S........................     12,521       300,089
FLSmidth & Co. A/S.............        954        80,999
Jyske Bank A/S (c).............      1,636        64,587
Rockwool International
  A/S (b)......................        135        16,479
William Demant Holding (b)(c)..        270        24,362
                                             -----------
                                                 577,408
                                             -----------
FINLAND -- 1.8%
Cargotec Oyj...................        668        34,227
Elisa Oyj......................      8,099       174,374
Kesko Oyj (Class B)............      1,002        46,604
Neste Oil Oyj..................        907        14,215
Nokian Renkaat Oyj.............      2,716       136,247
Orion OYJ (Class B)............      8,979       231,333
Outokumpu Oyj (b)..............      3,809        50,448
Pohjola Bank PLC...............      4,978        64,379
Rautaruukki Oyj (b)............      1,818        41,066
YIT Oyj........................      1,337        33,419
                                             -----------
                                                 826,312
                                             -----------
FRANCE -- 6.1%
Air France-KLM (b)(c)..........      3,894        59,760
ANF Immobilier (b).............         19           896
Arkema.........................        533        54,859
Atos Origin SA.................      3,315       187,252
Bourbon SA (b).................      4,260       185,167
Compagnie Generale de
  Geophysique-Veritas (c)......      3,344       123,147

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Edenred........................      3,013   $    91,911
Eiffage SA (b).................        469        31,027
Euler Hermes SA................        284        23,989
Eurazeo........................        613        44,776
Fonciere Des Regions...........        653        69,160
Groupe Eurotunnel SA (b).......     11,583       129,479
ICADE..........................        334        41,176
Iliad SA (b)...................        469        62,918
Imerys SA......................        469        33,044
Lagardere SCA..................      2,678       113,122
Metropole Television SA........        533        12,330
Neopost SA (b).................      2,704       232,244
Remy Cointreau SA..............        199        16,746
Rhodia SA......................      1,567        71,065
SCOR SE........................     11,886       337,765
Societe Television
  Francaise 1..................      2,477        45,035
Valeo SA (b)...................      5,216       356,038
Wendel.........................        996       122,441
Zodiac Aerospace...............      3,409       296,700
                                             -----------
                                               2,742,047
                                             -----------
GERMANY -- 5.2%
Aixtron AG (b).................      2,226        75,940
Bilfinger Berger AG............      2,744       271,286
Brenntag AG (b)................        135        15,690
Celesio AG.....................        533        10,626
Fraport AG.....................      1,002        80,555
GEA Group AG...................      4,288       153,465
Hamburger Hafen und Logistik
  AG (b).......................        668        29,016
Hochtief AG....................      1,002        83,678
Hugo Boss AG Preference
  Shares.......................        270        27,406
Kabel Deutschland Holding
  AG (c).......................      1,674       102,907
Lanxess AG.....................      4,813       394,962
MTU Aero Engines Holding AG....      1,115        89,041
ProSiebenSat.1 Media AG
  Preference Shares (b)(c).....      4,166       118,083
Rational AG (b)................         64        16,865
Rheinmetall AG.................        533        47,178
Rhoen-Klinikum AG..............      6,639       160,169
Salzgitter AG..................        938        71,520
SGL Carbon AG (c)..............      2,018       114,106
SMA Solar Technology AG (b)....        207        23,055
Software AG....................      1,407        84,280
Symrise AG.....................      1,875        59,752
Tognum AG......................      1,904        71,387
TUI AG (c).....................      3,788        41,080
United Internet AG (b).........      8,258       173,547
                                             -----------
                                               2,315,594
                                             -----------
GREECE -- 0.8%
Alpha Bank AE (c)..............     17,405        87,564
EFG Eurobank Ergasias (c)......     11,111        52,033
Hellenic Telecommunications
  Organization SA..............      9,104        84,873
OPAP SA........................      6,563       102,290
Public Power Corp. SA..........      2,678        38,361
                                             -----------
                                                 365,121
                                             -----------
HONG KONG -- 2.6%
ASM Pacific Technology,
  Ltd. (b).....................      3,200        43,839
Brightoil Petroleum
  Holdings, Ltd. ..............    130,000        50,789
Chinese Estates Holdings,
  Ltd. (b).....................     55,623        95,073
Fosun International............     67,000        51,060
Fushan International Energy
  Group, Ltd. .................     72,000        43,952
Galaxy Entertainment Group,
  Ltd. (b)(c)..................     21,000        44,908
GCL Poly Energy Holdings,
  Ltd. (b).....................    240,000       124,299
Geely Automobile Holdings,
  Ltd. (b).....................     50,000        19,534
GOME Electrical Appliances
  Holdings,
  Ltd. (b).....................    278,000       111,111
Hopewell Highway
  Infrastructure, Ltd. ........     39,000        25,461
Hopewell Holdings..............     58,000       183,736
Hopson Development Holdings,
  Ltd. (b).....................     12,000        10,780
Huabao International
  Holdings, Ltd. ..............     36,000        32,756
Hysan Development Co., Ltd. ...      2,032        10,041
Melco Crown Entertainment, Ltd.
  ADR (b)(c)...................      3,925        50,122
Mongolia Energy Co., Ltd. (c)..    133,000        15,554
NWS Holdings, Ltd. ............     84,682       113,399
Orient Overseas
  International, Ltd. .........      1,000         6,439
SJM Holdings, Ltd. ............     27,000        63,915
VTech Holdings, Ltd. (b).......      2,700        31,940
Wing Hang Bank, Ltd. ..........      2,025        22,159
                                             -----------
                                               1,150,867
                                             -----------
IRELAND -- 0.6%
DCC PLC........................      1,337        38,081
Dragon Oil PLC.................      9,490        79,803
Elan Corp. PLC (c).............     12,676       146,989
The Governor & Co. of the Bank
  of Ireland (c)...............     96,406        16,074
                                             -----------
                                                 280,947
                                             -----------
ISRAEL -- 0.1%
Cellcom Israel, Ltd. ..........        533        14,802
Partner Communications
  Co., Ltd. ...................        668        10,071
                                             -----------
                                                  24,873
                                             -----------
ITALY -- 1.4%
Banca Carige SpA (b)...........      5,086        11,526
Banca Popolare dell'Emilia
  Romagna Scrl (b).............      3,290        36,848
Banca Popolare di Sondrio
  Scrl (b).....................      1,337        11,127
Banco Popolare Societa
  Cooperativa..................        468         1,078
Davide Campari-Milano SpA......      7,744        63,661
EXOR SpA Preference Shares.....      5,971       169,505
Mediolanum SpA.................      3,076        14,200
Parmalat SpA (c)...............     51,757       194,653
Pirelli & C. SpA...............      6,877        74,281
Prysmian SpA...................      3,622        72,836
                                             -----------
                                                 649,715
                                             -----------
JAPAN -- 22.8%
Advantest Corp. (b)............      5,100        92,957
Aeon Mall Co., Ltd. ...........      1,000        24,047
Alfresa Holdings Corp. (b).....      2,400        92,719
Amada Co., Ltd. ...............     28,000       213,571
Aozora Bank, Ltd. (b)..........     28,000        64,487
Benesse Holdings, Inc. ........      1,000        42,781
Brother Industries, Ltd. (b)...      3,200        46,954
Cosmo Oil Co., Ltd. (b)........     56,000       158,098
Credit Saison Co., Ltd. .......      8,700       145,108
Daido Steel Co., Ltd. (b)......      5,000        33,185
DeNA Co., Ltd. (b).............      2,700       115,509
Elpida Memory, Inc. (b)(c).....      5,200        60,525
Fuji Heavy Industries, Ltd. ...     34,000       261,862

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Fukuoka Financial
  Group, Inc. .................     51,000   $   211,553
Furukawa Electric Co.,
  Ltd. (b).....................     32,000       132,343
Gree, Inc. (b).................      1,000        21,681
GS Yuasa Corp. (b).............      6,000        39,747
Hamamatsu Photonics K.K. (b)...      1,000        42,905
Hino Motors, Ltd. (b)..........      2,000        11,565
Hirose Electric Co., Ltd. (b)..      2,400       244,279
Hisamitsu Pharmaceutical Co.,
  Inc. (b).....................      1,000        42,410
Hitachi Construction Machinery
  Co., Ltd. (b)................      2,700        59,978
Hitachi Metals, Ltd. (b).......      3,000        42,088
Hokkaido Electric Power Co.,
  Inc. (b).....................      5,500        91,054
Hokuhoku Financial
  Group, Inc. .................     79,000       155,535
Ibiden Co., Ltd. (b)...........      2,700        83,748
Idemitsu Kosan Co., Ltd. (b)...      2,400       254,383
IHI Corp. .....................     24,000        61,516
Isetan Mitsukoshi
  Holdings, Ltd. ..............     16,900       164,271
J Front Retailing Co.,
  Ltd. (b).....................     32,000       140,267
Japan Real Estate Investment
  Corp. .......................         28       274,245
JGC Corp. (b)..................      3,000        81,538
JSR Corp. .....................      3,200        61,496
JTEKT Corp. ...................      2,700        39,417
Kajima Corp. (b)...............     59,000       168,029
Kawasaki Heavy
  Industries, Ltd. ............     29,000       114,549
Kawasaki Kisen Kaisha,
  Ltd. (b).....................      8,000        27,736
Keio Corp. (b).................      4,000        21,942
Kikkoman Corp. ................      1,000        10,463
Konami Corp. (b)...............      5,900       138,514
Konica Minolta
  Holdings, Inc. ..............     12,000        99,406
Kuraray Co., Ltd. .............      8,400       122,214
Kurita Water Industries,
  Ltd. (b).....................      5,100       151,055
Lawson, Inc. (b)...............      1,800        93,945
Makita Corp. ..................      2,200       101,610
Marui Group Co., Ltd. .........     25,500       191,976
Mazda Motor Corp. (b)(c).......     22,000        57,479
Medipal Holdings Corp. ........     11,100        97,860
MEIJI Holdings Co., Ltd. ......      1,000        41,914
Mitsubishi Gas Chemical
  Co., Inc. ...................     28,000       203,517
Mitsubishi Materials Corp. ....     18,000        56,166
Mitsui Chemicals, Inc. (b).....     24,000        86,776
Mizuho Trust & Banking
  Co., Ltd. ...................     18,000        15,825
Mizuko Securities Co.,
  Ltd. (c).....................      5,000        11,949
Namco Bandai Holdings,
  Inc. (b).....................     14,000       167,459
Nankai Electric Railway
  Co., Ltd. ...................      3,000        11,738
NGK Spark Plug Co., Ltd. ......      4,000        54,829
Nippon Building Fund,
  Inc. (b).....................         11       107,058
Nippon Express Co., Ltd. ......     18,000        72,437
Nippon Meat Packers, Inc. .....      1,000        14,240
Nippon Paper Group, Inc. ......      2,200        48,544
Nisshin Seifun Group, Inc. ....      1,000        12,407
Nitori Holding Co., Ltd. ......      1,100       103,925
Nomura Real Estate
  Holdings, Inc. ..............      1,000        16,530
Nomura Research Institute,
  Ltd. (b).....................      1,000        21,731
NSK, Ltd. .....................      6,000        59,361
NTN Corp. (b)..................     32,000       180,683
Obayashi Corp. ................     50,000       216,691
Sankyo Co., Ltd. ..............      1,700        87,252
SBI Holdings, Inc. ............        520        47,840
Sega Sammy Holdings, Inc. (b)..      2,200        42,197
Seiko Epson Corp. (b)..........      2,200        37,811
Sekisui Chemical Co., Ltd. ....      1,000         8,482
Shimadzu Corp. ................      1,000         9,089
Shimano, Inc. (b)..............      5,500       300,675
Shimizu Corp. (b)..............     32,000       132,343
Showa Denko K.K. (b)...........     79,000       162,382
Showa Shell Sekiyu K.K. (b)....     27,800       256,107
Sojitz Corp. ..................     33,400        62,036
Stanley Electric Co., Ltd. ....      8,500       147,876
Sumco Corp. (b)(c).............      1,000        16,741
Sumitomo Heavy
  Industries, Ltd. ............      9,000        62,184
Suzuken Co., Ltd. .............      2,700        61,950
Sysmex Corp. ..................      2,100        78,529
Taisei Corp. (b)...............     79,000       179,990
Taiyo Nippon Sanso Corp. ......      2,000        15,825
Takashimaya Co., Ltd. (b)......     24,000       164,339
Teijin, Ltd. (b)...............      6,000        26,226
The Bank of Kyoto, Ltd. (b)....     24,000       219,614
The Chugoku Bank, Ltd. ........      1,000        12,296
The Gunma Bank, Ltd. (b).......     32,000       168,004
The Hachijuni Bank, Ltd. (b)...     51,000       284,807
The Japan Steel Works,
  Ltd. (b).....................      5,000        33,990
The Joyo Bank, Ltd. ...........     51,000       212,816
THK Co., Ltd. (b)..............     10,700       270,282
Tobu Railway Co., Ltd. (b).....      7,000        29,297
Toho Co., Ltd. ................      1,000        16,506
Tokyu Land Corp. ..............      4,000        16,840
TOTO, Ltd. ....................      2,000        15,428
Toyo Seikan Kaisha, Ltd. ......      2,700        45,033
Trend Micro, Inc. .............      2,700        83,213
Ube Industries, Ltd. ..........     59,000       176,065
Ushio, Inc. ...................      1,000        19,601
Yamaguchi Financial
  Group, Inc. .................      2,000        18,549
Yamaha Corp. ..................     11,100       125,487
Yamaha Motor Co., Ltd. (b)(c)..      2,700        49,212
                                             -----------
                                              10,205,294
                                             -----------
LUXEMBOURG -- 0.7%
Acergy SA (b)..................      8,252       212,243
Oriflame Cosmetics SA SDR (b)..      2,576       127,084
                                             -----------
                                                 339,327
                                             -----------
NETHERLANDS -- 1.8%
Fugro NV.......................      1,344        96,884
Gemalto NV.....................      4,665       223,028
James Hardie Industries
  SE (c).......................      6,221        39,029
Koninklijke Boskalis
  Westminster NV...............      3,704       175,096
QIAGEN NV (b)(c)...............      6,006       115,117
SBM Offshore NV................      5,585       147,697
                                             -----------
                                                 796,851
                                             -----------
NEW ZEALAND -- 0.2%
Contact Energy, Ltd. (c).......     10,909        48,292
Fletcher Building, Ltd. .......      5,065        36,059
                                             -----------
                                                  84,351
                                             -----------
NORWAY -- 0.7%
Aker Solutions ASA.............      3,892        78,341
Marine Harvest.................     68,495        55,226
Renewable Energy Corp.
  ASA (b)(c)...................     10,511        18,170
Schibsted ASA..................        533        17,106
Storebrand ASA.................     18,155       155,514
                                             -----------
                                                 324,357
                                             -----------


                                       86

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
PORTUGAL -- 0.2%
Banco Comercial Portugues
  SA (b)(c)....................     53,951   $    32,070
Brisa Auto-Estradas de
  Portugal SA..................      1,741        10,627
Cimpor Cimentos de Portugal
  SGPS SA......................      2,678        20,458
Sonae..........................     15,564        16,270
                                             -----------
                                                  79,425
                                             -----------
SINGAPORE -- 1.8%
Ascendas REIT..................     23,000        38,221
CapitaCommercial Trust (b).....     26,000        30,710
CapitaMall Trust...............    111,000       169,086
Cosco Corp. Singapore,
  Ltd. (b).....................     21,000        33,358
Flextronics International,
  Ltd. (b)(c)..................     21,482       137,914
Golden Agri-Resources, Ltd. ...    168,000        93,060
Keppel Land, Ltd. (b)..........     10,440        30,786
Neptune Orient Lines,
  Ltd. (b).....................     37,000        46,114
Olam International, Ltd. (b)...     37,736        83,612
Singapore Press Holdings,
  Ltd. (b).....................     45,000       142,962
                                             -----------
                                                 805,823
                                             -----------
SOUTH KOREA -- 7.5%
BS Financial Group, Inc. (c)...      4,790        67,746
Celltrion, Inc. ...............      2,811       116,374
Cheil Industries, Inc. ........      1,879       224,392
CJ CheilJedang Corp. ..........        124        27,352
CJ Corp. ......................        533        36,294
Daelim Industrial Co. Ltd. ....        907       109,164
Daewoo Engineering &
  Construction Co., Ltd. (c)...      5,662        56,745
Daewoo International Corp. ....      1,359        48,242
Daewoo Securities Co., Ltd. ...      2,970        49,655
Daewoo Securities Co., Ltd.
  Preference Shares............      2,818        18,661
Daewoo Shipbuilding & Marine
  Engineering Co., Ltd. .......      2,520       106,805
Doosan Corp. ..................        533        62,403
Doosan Infracore Co.,
  Ltd. (c).....................      2,690        59,713
Glovis Co., Ltd. ..............        630       101,494
GS Engineering & Construction
  Corp. .......................        994       121,032
GS Holdings....................        832        60,862
Hanjin Shipping Co., Ltd. .....      1,450        30,354
Hankook Tire Co., Ltd. ........      1,620        69,115
Hanwha Chemical Corp. .........      1,990        93,941
Hanwha Corp. ..................      3,028       138,262
Honam Petrochemical Corp. .....        404       149,658
Hyosung Corp. .................        552        47,463
Hyundai Department Store
  Co., Ltd. ...................        270        43,877
Hyundai Merchant Marine
  Co., Ltd. ...................      2,266        67,068
Hyundai Mipo Dockyard
  Co., Ltd. ...................        301        47,787
Hyundai Securities Co., Ltd. ..      5,772        64,335
Kangwon Land, Inc. ............      3,340        89,471
KCC Corp. .....................        161        50,367
KEPCO Plant Service &
  Engineering Co., Ltd. .......        270         7,979
Korea Zinc Co., Ltd. ..........        332       127,339
Korean Air Lines Co., Ltd. ....        795        51,900
LG Innotek Co., Ltd. ..........        270        24,379
LG Uplus Corp. ................      5,060        27,441
LS Industrial Systems
  Co., Ltd. ...................        404        29,137
LS Uplus Corp. ................        630        64,909
NCSoft Corp. ..................        495       134,918
Samsung Engineering
  Co., Ltd. ...................        995       237,648
Samsung Securities Co., Ltd. ..      1,557       115,209
Samsung Techwin Co., Ltd. .....      1,203       104,677
SK C&C Co., Ltd. ..............        803        97,775
SK Holdings Co., Ltd. .........        724       125,453
SK Networks Co., Ltd. .........      1,720        17,560
Woongjin Coway Co., Ltd. ......        910        32,389
                                             -----------
                                               3,357,345
                                             -----------
SPAIN -- 2.3%
Abengoa SA (b).................        803        24,338
Acerinox SA (b)................      3,347        61,046
Banco de Valencia SA (b)(c)....      9,688        23,878
Bankinter SA (b)...............      7,231        49,096
Bolsas y Mercados
  Espanoles (b)................      3,822       113,736
Ebro Puleva SA (b).............      2,528        58,387
EDP Renovaveis SA (c)..........      2,008        13,244
Enagas (b).....................      2,486        60,228
Gestevision Telecinco SA.......      3,482        30,245
Grifols SA (b).................      4,040        81,066
Grupo Catalana Occidente SA....        907        22,316
Indra Sistemas SA (b)..........     13,725       283,165
Inmobiliaria Colonial SA (c)...    209,129        17,283
International Consolidated
  Airlines Group SA (c)(d).....     10,516        42,675
International Consolidated
  Airlines Group SA (c)(d).....     12,421        50,591
Obrascon Huarte Lain SA........      1,073        40,992
Prosegur Cia de Seguridad SA...        533        28,338
Tecnicas Reunidas SA...........        630        32,316
                                             -----------
                                               1,032,940
                                             -----------
SWEDEN -- 2.8%
Boliden AB.....................      6,331       117,188
Elekta AB (Class B)............      2,275       108,016
Getinge AB (Class B) (b).......      7,967       214,388
Hakon Invest AB................      1,073        15,211
Hexagon AB (Class B)...........      5,010       123,701
Holmen AB......................        404        12,626
Husqvarna AB...................      1,741        11,580
Husqvarna AB (Class B).........      8,687        57,670
Industrivarden AB..............      4,628        81,264
Lundbergforetagen AB...........        808        29,695
Meda AB (Class A)..............      5,195        56,642
Modern Times Group AB
  (Class B)....................      2,935       194,285
Ratos AB (Class B).............      3,750        72,206
Securitas AB (Class B).........      7,567        80,286
SSAB AB........................        803        10,550
SSAB AB (Series A).............      6,601        98,909
                                             -----------
                                               1,284,217
                                             -----------
SWITZERLAND -- 3.5%
Aryzta AG......................      2,539       135,846
Baloise Holding AG.............      1,801       185,554
Banque Cantonale Vaudoise......        111        66,574
Basellandschaftliche
  Kantonalbank.................         18        27,492
Clariant AG (c)................      8,136       155,280
Dufry Group (c)................        135        16,979
GAM Holding AG (c).............      5,502        90,175
Logitech International
  SA (b)(c)....................      2,438        27,276
Lonza Group AG.................        668        52,202
Panalpina Welttransport Holding
  AG (c).......................        515        70,644
Partners Group Holding AG......        353        62,383


                                       87

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
PSP Swiss Property AG (c)......        939   $    89,049
Sika AG........................         26        62,591
Straumann Holding AG...........        226        54,353
Sulzer AG......................      1,349       219,172
Swiss Life Holding AG (c)......        552        90,405
Swiss Prime Site AG (c)........      1,198       102,655
Valiant Holding AG (b).........        420        62,850
                                             -----------
                                               1,571,480
                                             -----------
UNITED KINGDOM -- 13.5%
3i Group PLC...................     24,434       110,269
Aberdeen Asset Management PLC..     10,643        38,121
African Barrick Gold, Ltd. ....      1,205         8,015
AMEC PLC.......................      8,213       143,459
Amlin PLC......................     13,043        85,037
Ashmore Group PLC..............      5,424        34,693
Babcock International
  Group PLC....................      8,583        98,111
Balfour Beatty PLC.............     36,022       178,410
Bunzl PLC......................     11,189       140,114
Cable & Wireless
  Communications PLC...........     25,571        16,635
Cable & Wireless
  Worldwide PLC................     48,601        35,947
Capital Shopping Centres
  Group PLC....................      5,247        33,653
Cobham PLC.....................     70,644       239,987
Croda International PLC........      1,472        44,594
Daily Mail & General
  Trust PLC....................      2,143        15,978
Derwent London PLC.............        674        19,759
Drax Group PLC.................     17,836       144,176
easyJet PLC (c)................      5,422        31,259
FirstGroup PLC.................     17,323        94,808
GKN PLC........................     27,560       102,563
Hammerson PLC..................     12,596        97,350
Hargreaves Lansdown PLC........      1,741        16,980
Hays PLC.......................     89,356       147,760
Hikma Pharmaceuticals PLC......      1,472        17,960
Home Retail Group PLC..........     23,134        60,799
Homeserve PLC..................      1,741        14,059
ICAP PLC.......................     10,764        81,739
IG Group Holdings PLC..........      7,787        54,557
IMI PLC........................      4,418        74,688
Informa PLC....................     36,558       253,608
Inmarsat PLC...................     26,292       234,690
Intercontinental Hotels
  Group PLC....................      5,795       118,621
Intertek Group PLC.............     10,935       346,372
Invensys PLC...................     22,396       115,741
Investec PLC...................     24,701       200,066
ITV PLC (c)....................     98,258       112,790
John Wood Group PLC............      6,024        62,621
Logica PLC.....................     84,513       181,813
London Stock Exchange
  Group PLC....................      5,811        98,984
Lonmin PLC.....................      4,290       100,074
Meggitt PLC....................      7,899        48,380
Misys PLC (c)..................      2,929        19,750
Mondi PLC......................      7,495        74,664
Northumbrian Water Group PLC...      9,117        60,831
Pennon Group PLC...............     22,582       253,055
Petropavlovsk PLC..............      4,638        54,356
Premier Oil PLC (c)............     11,456        82,139
Rentokil Initial PLC (c).......     40,767        62,210
Rexam PLC......................     26,446       162,528
Rotork PLC.....................        803        21,735
Segro PLC......................     16,906        84,764
Serco Group PLC................     29,475       261,447
Severn Trent PLC...............      5,765       136,240
Tate & Lyle PLC................     12,938       127,951
The Sage Group PLC.............     32,766       151,974
The Weir Group PLC.............      4,686       160,017
Thomas Cook Group PLC..........     14,216        30,355
Travis Perkins PLC.............      3,255        51,709
Tui Travel PLC (b).............     35,246       126,978
United Business Media PLC......      1,205        10,766
Whitbread PLC..................      2,825        73,247
                                             -----------
                                               6,061,956
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $37,782,675)...........               44,436,088
                                             -----------
SHORT TERM INVESTMENTS -- 15.0%
UNITED STATES -- 15.0%
MONEY MARKET FUNDS -- 15.0%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (e)(f).............  6,687,802     6,687,802
State Street Institutional
  Liquid
  Reserves Fund 0.15% (f)(g)...     21,624        21,624
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,709,426)............                6,709,426
                                             -----------
TOTAL INVESTMENTS -- 114.1%
  (Cost $44,492,101)...........               51,145,514
OTHER ASSETS &
  LIABILITIES -- (14.1)%.......               (6,324,498)
                                             -----------
NET ASSETS -- 100.0%...........              $44,821,016
                                             ===========





(a)  Securities are valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Securities values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c)  Non-income producing security.
(d) Reflects seperate holdings of the issuer's common stock traded on different securities exchanges.
(e) Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(g) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt


                                       88

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SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Chemicals..........................................       6.1%
Machinery..........................................       5.9
Metals & Mining....................................       5.4
Construction & Engineering.........................       5.0
Commercial Banks...................................       4.6
Oil, Gas & Consumable Fuels........................       4.4
Real Estate Investment Trusts......................       4.0
Diversified Financial Services.....................       3.0
Energy Equipment & Services........................       2.8
Media..............................................       2.7
Insurance..........................................       2.4
Food & Staples Retailing...........................       2.3
IT Services........................................       2.3
Capital Markets....................................       2.3
Pharmaceuticals....................................       2.2
Hotels, Restaurants & Leisure......................       2.1
Food Products......................................       2.1
Multiline Retail...................................       2.1
Auto Components....................................       2.1
Real Estate Management & Development...............       2.0
Aerospace & Defense................................       1.7
Industrial Conglomerates...........................       1.7
Health Care Equipment & Supplies...................       1.6
Leisure Equipment & Products.......................       1.6
Health Care Providers & Services...................       1.6
Road & Rail........................................       1.5
Electric Utilities.................................       1.4
Commercial Services & Supplies.....................       1.4
Diversified Telecommunication Services.............       1.4
Electrical Equipment...............................       1.4
Software...........................................       1.4
Trading Companies & Distributors...................       1.3
Electronic Equipment, Instruments &
  Components.......................................       1.2
Professional Services..............................       1.1
Semiconductors & Semiconductor
  Equipment........................................       1.0
Water Utilities....................................       1.0
Automobiles........................................       0.9
Transportation Infrastructure......................       0.9
Office Electronics.................................       0.8
Construction Materials.............................       0.8
Computers & Peripherals............................       0.6
Textiles, Apparel & Luxury Goods...................       0.6
Air Freight & Logistics............................       0.6
Airlines...........................................       0.5
Specialty Retail...................................       0.5
Internet Software & Services.......................       0.5
Independent Power Producers & Energy
  Traders..........................................       0.5
Containers & Packaging.............................       0.5
Biotechnology......................................       0.4
Marine.............................................       0.4
Internet & Catalog Retail..........................       0.4
Paper & Forest Products............................       0.3
Consumer Finance...................................       0.3
Personal Products..................................       0.3
Gas Utilities......................................       0.3
Household Durables.................................       0.2
Building Products..................................       0.2
Beverages..........................................       0.2
Diversified Consumer Services......................       0.1
Communications Equipment...........................       0.1
Wireless Telecommunication Services................       0.1
Short Term Investments.............................      15.0
Other Assets & Liabilities.........................     (14.1)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for BGP Holdings
       PLC which was Level 2 and part of the Real Estate Investment Trust Industy, representing 0.00% of net assets and Danisco A/S, which was Level 2 and part of the Food Product Industy, representing 0.20% of net assets. (See accompanying Notes to Schedules of Investments)

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SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 98.9%
BRAZIL -- 7.3%
Aliansce Shopping
  Centers SA.................       99,418   $    908,746
American Banknote SA.........       89,988      1,207,330
Anhanguera Educacional
  Participacoes SA...........      196,919      4,187,325
B2W Companhia Global do
  Varejo.....................      103,922      1,267,220
Banco ABC Brasil SA
  Preference Shares..........       51,135        383,615
BR Properties SA.............      202,111      2,264,005
Brasil Brokers
  Participacoes SA...........      257,391      1,260,388
Brasil Ecodiesel Industria e
  Comercio de Biocombustiveis
  e Oleos Vegetais SA (a)....      872,651        391,010
Centrais Eletricas de Santa
  Catarina SA Preference
  Shares.....................       53,243      1,394,593
CETIP SA -- Balcao Organizado
  de Ativos e
  Derivativos (b)............      236,169      3,650,812
CETIP SA -- Balcao Organizado
  de Ativos e
  Derivativos (a)(b).........        1,548         23,167
Cia Energetica do Ceara
  Preference Shares..........       31,220        643,485
Companhia de Saneamento de
  Minas Gerais-Copasa MG.....       81,464      1,632,148
Companiha de Tecidos Norte de
  Minas-Coteminas Preference
  Shares.....................      144,752        393,788
Confab Industrial SA
  Preference Shares..........      886,091      2,438,914
Contax Participacoes SA
  Preference Shares (a)......       74,721      1,123,984
Cremer SA....................       81,607        802,358
Drogasil SA..................      157,044      1,070,583
Eternit SA...................      159,417        984,717
Even Construtora e
  Incorporadora SA...........      305,404      1,540,460
Ez Tec Empreendimentos e
  Participacoes SA...........      127,313      1,382,942
Ferbasa-Ferro Ligas DA Bahia
  Preference Shares..........       89,136        624,195
Fleury SA....................       64,958        945,108
Iguatemi Empresa de Shopping
  Centers SA.................       44,816      1,100,140
Iochpe-Maxion SA.............      107,849      1,470,433
LPS Brasil Consultoria de I
  moveis SA..................       41,383      1,006,596
Lupatech SA (a)..............      155,816      1,186,885
Magnesita Refratarios
  SA (a).....................      295,123      1,435,708
Marcopolo SA Preference
  Shares.....................      945,371      4,235,940
Mills Estruturas e Servicos
  de Engenharia SA...........      113,159      1,629,750
Obrascon Huarte Lain
  Brasil SA..................       41,827      1,788,474
Odontoprev SA................      121,477      2,021,701
Paranapanema SA..............      170,473        549,966
Randon SA Implementos e
  Participacoes Preference
  Shares.....................      551,891      4,380,508
Santos Brasil
  Participacoes SA...........       40,268        725,584
Sao Martinho SA..............      112,281      1,732,099
Sao Paulo Alpargatas SA
  Preference Shares..........      197,744      1,531,575
Saraiva SA Livreiros Editores
  Preference Shares..........       41,291        806,658
SLC Agricola SA..............       78,623        930,542
Tempo Participacoes SA (a)...      330,853        794,174
                                             ------------
                                               57,847,626
                                             ------------
CAYMAN ISLANDS -- 0.1%
Shenzhou International Group
  Holdings, Ltd. ............      617,000        840,508
                                             ------------
CHILE -- 1.5%
Almendral SA.................   11,509,433      1,768,603
Empresas La Polar SA.........      615,583        919,663
Inversiones Aguas
  Metropolitanas SA..........      649,383        990,948
Masisa SA....................   10,937,557      1,526,659
Parque Arauco SA.............      791,982      1,766,346
Sonda SA.....................      547,041      1,504,932
Vina Concha y Toro SA........    1,409,260      3,780,685
                                             ------------
                                               12,257,836
                                             ------------
CHINA -- 8.5%
Anhui Expressway Co., Ltd. ..    3,174,000      2,651,373
AsiaInfo-Linkage,
  Inc. (a)(c)................       46,784        774,743
BYD Electronic International
  Co., Ltd. .................      839,000        355,817
Camelot Information Systems
  Inc. ADR (a)...............       16,980        253,851
China Automation Group,
  Ltd. (c)...................      911,000        638,066
China Green Holdings,
  Ltd. (c)...................    2,235,000      1,424,655
China Hongxing Sports,
  Ltd. (d)...................    4,758,000        222,862
China Huiyuan Juice Group,
  Ltd. (c)...................    2,826,900      1,449,553
China Liansu Group
  Holdings (c)...............    1,151,810        939,951
China Medical Technologies,
  Inc. ADR (a)(c)............       39,485        304,429
China Minzhong Food Corp.,
  Ltd. (a)(c)................    1,139,000      1,391,740
China Resources Gas Group,
  Ltd. (c)...................      904,000      1,264,003
China SCE Property
  Holdings, Ltd. ............    2,094,000        538,217
China Shanshui Cement Group,
  Ltd. (c)...................    4,964,000      5,735,114
China Vanadium
  Titano -- Magnetite Mining
  Co., Ltd. (c)..............    1,189,000        455,354
China Wireless
  Technologies, Ltd. ........    1,828,000        366,481
Chongqing Machinery &
  Electric Co., Ltd. ........    2,640,000        848,193
Dongyue Group (c)............      913,000      1,002,027
E-House China Holdings,
  Ltd. (c)...................       56,569        554,942
First Tractor Co., Ltd. (c)..      942,500      1,172,485
Giant Interactive Group,
  Inc. ADR...................      181,797      1,338,026
Great Wall Technology Co.,
  Ltd. (c)...................    1,260,000        521,407
Haitian International
  Holdings, Ltd. ............      920,000      1,191,788
Harbin Power Equipment Co.,
  Ltd. (c)...................    2,382,000      2,718,350
Hidili Industry International
  Development, Ltd. (c)......    1,171,000      1,012,797
Home Inns & Hotels
  Management, Inc.
  ADR (a)(c).................       94,972      3,612,735
Kingsoft Corp., Ltd. (c).....    1,135,000        644,716
LDK Solar Co., Ltd,
  ADR (a)(c).................       68,162        500,309
Livzon
  Pharmaceutical, Inc. ......      126,700        331,842
Longcheer Holdings, Ltd. ....    1,135,000        152,554
Lonking Holdings, Ltd. (c)...    3,826,000      2,089,703
MIE Holdings Corp. ..........    2,956,754      1,238,749
Minth Group, Ltd. (c)........      758,000      1,225,464
NVC Lighting Holdings,
  Ltd. (c)...................    3,218,000      1,662,504

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
O-Net Communications Group,
  Ltd. (a)...................      850,000   $    322,249
Pacific Online, Ltd. ........    1,528,100        787,493
Peak Sport Products Co.,
  Ltd. (c)...................    1,094,000        769,051
Ports Design, Ltd. ..........    1,411,500      3,337,716
Real Gold Mining,
  Ltd. (c)(d)................      251,500        286,367
Semiconductor Manufacturing
  International
  Corp. (a)(c)...............   36,637,000      2,966,273
Shanghai Electric Group Co.,
  Ltd. (c)...................    6,216,000      3,283,246
Shenguan Holdings
  Group, Ltd. ...............    2,016,010      1,424,971
Shenzhen International
  Holdings, Ltd. ............   35,572,500      2,788,655
Sohu.com, Inc. (a)...........       38,067      2,751,102
Sound Global, Ltd. (c).......    1,147,000        626,010
Suntech Power Holdings Co.,
  Ltd. ADR (a)(c)............      164,139      1,291,774
TCL Communication Technology
  Holdings, Ltd. ............      924,000        732,669
Tianjin Tianlian Public
  Utilities Co., Ltd. (a)....    1,136,000        192,709
Tong Ren Tang Technologies
  Co., Ltd. .................    1,029,000      1,010,321
Travelsky Technology, Ltd. ..    1,288,500        811,393
WuXi PharmaTech Cayman, Inc.
  ADR (a)(c).................       73,539      1,291,345
Xinjiang Xinxin Mining
  Industry Co., Ltd. (c).....    3,715,000      2,091,142
Zhejiang Southeast Electric
  Power Co. .................    1,551,200        805,073
                                             ------------
                                               68,154,359
                                             ------------
CZECH REPUBLIC -- 0.4%
Philip Morris CR AS (c)......        4,771      2,757,516
                                             ------------
EGYPT -- 1.0%
Arab Cotton Ginning..........      132,609         90,650
Citadel Capital
  Corp/Cairo (a).............      429,032        409,013
Eastern Tobacco..............       25,873        455,600
Egyptian for Tourism
  Resorts (a)................    4,249,797        847,325
Egyptian Kuwait
  Holding Co. ...............      747,489        964,261
ElSwedy Electric Co. ........       81,287        497,242
Ezz Steel (a)................      555,835        988,089
Juhayna Food Industries (a)..      528,185        491,149
Maridive & Oil Services SAE..      220,585        749,989
Medinet Nasr Housing (a).....       40,699        141,766
Misr Beni Suef Cement Co. ...       42,088        458,360
Olympic Group Financial
  Investments................       58,679        350,983
Sidi Kerir
  Petrochemicals Co. ........      145,223        354,998
Six of October Development &
  Investment Co. ............       71,006        738,553
Suez Cement Co. .............       53,313        350,596
                                             ------------
                                                7,888,574
                                             ------------
HONG KONG -- 5.5%
361 Degrees International,
  Ltd. (c)...................      757,000        464,050
Asian Citrus Holdings,
  Ltd. (c)...................      724,877        658,619
BaWang International Group
  Holding, Ltd. (c)..........    1,164,000        225,881
Beijing Capital Land, Ltd. ..    1,732,400        574,405
China Everbright
  International, Ltd. (c)....    6,093,000      2,380,430
China Foods, Ltd. (c)........      924,000        768,293
China Forestry Holdings,
  Ltd. (a)(c)(d).............    1,642,000        466,882
China High Precision
  Automation Group,
  Ltd. (c)...................      920,000        720,039
China Lilang, Ltd. ..........      735,000      1,029,590
China Pharmaceutical Group,
  Ltd. (c)...................    1,170,000        566,863
China Power International
  Development, Ltd. (c)......   10,845,000      2,745,658
China State Construction
  International Holdings,
  Ltd. (c)...................    1,946,400      1,971,101
China Travel International
  Investment Hong
  Kong, Ltd. ................   10,122,000      1,756,106
CIMC Enric Holdings,
  Ltd. (a)...................      941,000        332,562
Citic 21CN Co., Ltd. (a).....    3,055,500        337,700
Citic Resources Holdings,
  Ltd. (a)(c)................    4,095,000        763,084
Comba Telecom Systems
  Holdings, Ltd. (c).........    1,010,985      1,065,391
Dawnrays Pharmaceutical
  Holdings, Ltd. ............    1,196,000        425,757
Digital China
  Holdings, Ltd. ............      874,000      1,415,248
Fufeng Group, Ltd. ..........      908,000        588,122
Global Bio-Chem Technology
  Group Co., Ltd. (c)........    3,040,000        961,080
Greentown China
  Holdings, Ltd. ............      832,000        797,651
GZI Transportation, Ltd. ....    1,396,549        710,726
Haier Electronics Group Co.,
  Ltd. (a)(c)................      900,000      1,117,301
Hengdeli Holdings, Ltd. (c)..    2,340,000      1,235,971
Hua Han Bio-Pharmaceutical
  Holdings, Ltd. ............    1,532,800        429,430
Ju Teng International
  Holdings, Ltd. ............    1,212,000        350,458
Kaisa Group Holdings,
  Ltd. (a)(c)................    3,394,000      1,243,104
Kingway Brewery
  Holdings, Ltd. ............    1,830,000        564,434
Lijun International
  Pharmaceutical
  Holdings, Ltd. ............    1,370,000        285,224
Minmetals Resources,
  Ltd. (a)(c)................    1,458,383      1,075,806
PCD Stores, Ltd. (c).........    4,163,000        968,357
Ruinian International,
  Ltd. (c)...................      783,000        514,202
Shenzhen Investment, Ltd. ...    2,778,000        831,838
Shougang Concord
  International Enterprises
  Co., Ltd. (c)..............   13,212,000      1,290,425
Sino Biopharmaceutical (c)...    3,484,000      1,249,203
Sinotrans Shipping,
  Ltd. (c)...................    3,330,500        984,437
Tianjin Port Development
  Holdings, Ltd. (c).........    6,436,000      1,224,132
Tianneng Power
  International, Ltd. .......    1,268,000        565,457
TPV Technology, Ltd. (c).....    1,788,000        900,750
United Energy Group,
  Ltd. (a)(c)................    5,936,000        884,917
Vinda International Holdings,
  Ltd. (c)...................      610,000        685,160
VODone, Ltd. (c).............    2,890,000        683,386
Wasion Group Holdings,
  Ltd. (c)...................      779,000        365,410
Yingde Gases.................    1,696,500      1,563,233
Yip's Chemical
  Holdings, Ltd. ............      574,000        663,904
Yuexiu Property Co.,
  Ltd. (a)(c)................   12,874,000      2,432,100
                                             ------------
                                               43,833,877
                                             ------------
HUNGARY -- 0.1%
Egis Gyogyszergyar Nyrt......        7,400        796,035
                                             ------------
INDIA -- 8.6%
Amtek Auto, Ltd. ............      431,501      1,572,912
Anant Raj Industries, Ltd. ..      488,207        697,322
Aurobindo Pharma, Ltd. ......      244,292        942,138
Bajaj Finserv, Ltd. .........       53,863        622,944

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Bajaj Hindusthan, Ltd. ......      293,338   $    468,527
Bajaj Holdings and
  Investment, Ltd. ..........       48,817        793,914
Balrampur Chini Mills,
  Ltd. (a)...................      332,540        460,100
Bharat Forge, Ltd. ..........      484,903      3,351,827
Bhushan Steel, Ltd. .........       92,534        912,972
Biocon, Ltd. ................      126,115        998,848
CESC, Ltd. ..................      271,539      1,808,640
Core Projects &
  Technologies, Ltd. ........      124,658        822,641
Coromandel
  International, Ltd. .......      150,308      1,169,445
Dewan Housing Finance,
  Corp. Ltd. ................      118,681        596,027
Edelweiss Capital, Ltd. .....      451,610        336,416
Educomp Solutions, Ltd. .....      149,682      1,313,579
Emami, Ltd. .................       86,955        924,550
Era Infra
  Engineering, Ltd. .........      170,795        653,340
Escorts, Ltd. ...............      215,043        546,958
Essar Ports, Ltd. (a)........      151,930        337,150
Essar Shipping, Ltd. (a)(d)..       62,161         80,930
Federal Bank, Ltd. ..........      145,503      1,464,713
Financial Technologies
  India, Ltd. ...............       30,747        601,046
Fortis Healthcare, Ltd. (a)..      217,256        795,346
Gateway Distriparks, Ltd. ...      253,674        720,973
GlaxoSmithKline Consumer
  Healthcare, Ltd. ..........       20,933      1,135,563
Glenmark
  Pharmaceuticals, Ltd. .....      515,229      3,699,760
Godrej Industries, Ltd. .....      139,693        647,333
GTL, Ltd. ...................      149,599        306,544
Gujarat Gas Co., Ltd. .......      107,776        940,396
Gujarat NRE Coke, Ltd. ......      558,631        599,839
GVK Power & Infrastructure,
  Ltd. (a)...................    1,303,416        561,283
HCL Infosystems, Ltd. .......      284,603        563,444
Hindustan Construction Co. ..      568,083        402,846
IFCI, Ltd. ..................      859,202        880,296
India Cements, Ltd. .........      691,893      1,097,371
India Infoline, Ltd. ........      348,793        688,964
Indiabulls Financial
  Services, Ltd. ............      450,489      1,632,553
Indiabulls Real Estate,
  Ltd. (a)...................      450,051      1,137,649
Indiabulls Wholesale
  Services, Ltd. (a)(d)......       44,308              0
Indian Hotels Co., Ltd. .....      621,336      1,075,115
IVRCL Infrastructures &
  Projects, Ltd. ............    1,327,574      2,077,374
Jammu & Kashmir Bank, Ltd. ..       51,972        972,124
Mahindra & Mahindra Financial
  Services (a)...............       71,045        989,091
Marico, Ltd. ................      313,447      1,092,445
MAX India, Ltd. (a)..........      592,821      2,428,176
Moser Baer India, Ltd. ......    1,105,077        970,287
Motherson Sumi
  Systems, Ltd. .............      200,893      1,015,644
Nagarjuna Construction
  Co., Ltd. .................      791,970      1,435,033
Opto Circuits India, Ltd. ...      143,770        956,966
Phoenix Mills, Ltd. .........      124,484        530,489
Punj Lloyd, Ltd. ............      710,412      1,210,176
Rajesh Exports, Ltd. ........      312,488        699,738
REI Agro, Ltd. ..............    1,443,546        821,839
Rolta India, Ltd. ...........      206,204        595,052
Shree Renuka Sugars, Ltd. ...      548,694        816,858
Sintex Industries, Ltd. .....      768,466      3,111,512
Strides Arcolab, Ltd. .......       74,342        559,530
Suzlon Energy, Ltd. (a)......    1,165,577      1,251,556
Tata Chemicals, Ltd. ........      128,169      1,069,449
Tata Global
  Beverages, Ltd. ...........      402,777        871,283
Thermax, Ltd. ...............       54,768        727,014
United Breweries, Ltd. ......       83,289        989,351
United Phosphorus, Ltd. .....      787,277      2,676,944
Voltas, Ltd. ................      192,889        689,529
Welspun-Gujarat
  Stahl, Ltd. ...............      422,148      1,642,224
                                             ------------
                                               68,561,898
                                             ------------
INDONESIA -- 3.1%
Alam Sutera Realty Tbk PT....   26,559,500      1,006,570
Bakrie and Brothers Tbk
  PT (a).....................  136,096,000      1,063,312
Bakrie Sumatera Plantations
  Tbk PT.....................   13,153,000        644,191
Bakrie Telecom Tbk PT (a)....   32,770,000      1,394,793
Bakrieland Development Tbk
  PT (a).....................   54,933,000        948,059
Bank Pembangunan Daerah Jawa
  Barat Dan Banten Tbk PT....    7,083,000        982,890
Bank Tabungan Negara Tbk PT..    4,140,000        815,882
Barito Pacific Tbk PT (a)....    4,332,500        500,166
Bisi International PT........    2,454,000        372,013
Bumi Serpong Damai PT........   11,426,500      1,199,213
Darma Henwa PT Tbk (a).......  139,253,042      1,705,040
Delta Dunia Makmur Tbk
  PT (a).....................    5,907,000        695,711
Energi Mega Persada Tbk
  PT (a).....................   48,656,500      1,163,149
Gajah Tunggal Tbk PT.........    2,884,500      1,051,141
Holcim Indonesia Tbk PT......    2,794,000        716,786
Indah Kiat Pulp & Paper Corp.
  Tbk PT (a).................    3,661,000        550,719
Indika Energy Tbk PT.........    1,992,500        894,540
Japfa Comfeed Indonesia
  Tbk PT.....................    1,612,000        935,187
Kawasan Industri Jababeka Tbk
  PT (a).....................   37,880,000        556,572
Lippo Karawaci Tbk PT........   31,135,250      2,359,969
Medco Energi Internasional
  Tbk PT.....................    1,965,000        538,482
Pakuwon Jati Tbk PT (a)......    5,725,500        654,305
Pembangunan Perumahan Persero
  PT Tbk.....................    7,371,500        575,932
Perusahaan Perkebunan London
  Sumatra Indonesia Tbk PT...    4,467,500      1,211,234
Summarecon Agung Tbk PT......    8,398,000      1,116,404
Timah Tbk PT.................    2,452,000        714,827
                                             ------------
                                               24,367,087
                                             ------------
MALAYSIA -- 5.9%
AirAsia Bhd..................    3,835,700      4,471,490
Alliance Financial
  Group Bhd..................    2,995,300      3,154,514
Batu Kawan Bhd...............       69,500        394,052
Berjaya Corp. Bhd............    4,179,200      1,674,725
Berjaya Sports Toto Bhd......      432,200        642,682
Boustead Holdings Bhd........      195,900        400,948
Bursa Malaysia Bhd...........    1,221,100      3,130,092
Fraser & Neave Holdings Bhd..      210,400      1,351,800
Genting Plantations Bhd......      702,700      1,843,148
IGB Corp. Bhd................    3,696,667      2,619,926
Kencana Petroleum Bhd........    2,088,200      1,943,316
KNM Group Bhd................    3,618,137      2,252,723
Kulim Malaysia Bhd...........    3,836,200      4,510,187
Lafarge Malayan Cement Bhd...      645,900      1,593,626
Malaysian Bulk Carriers Bhd..      786,700        552,344
Malaysian Resources
  Corp. Bhd..................      486,000        358,927
Media Prima Bhd..............    1,705,000      1,637,523
Parkson Holdings Bhd.........    1,307,967      2,607,704
SP Setia Bhd.................    3,124,600      4,325,494
Sunway Real Estate Investment
  Trust......................    4,566,400      1,678,657

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TAN Chong Motor
  Holdings Bhd...............      909,600   $  1,427,887
Top Glove Corp. Bhd..........      975,400      1,695,926
UEM Land Holdings Bhd (a)....    2,049,500      1,907,301
Wah Seong Corp Bhd...........    1,254,100      1,017,567
                                             ------------
                                               47,192,559
                                             ------------
MEXICO -- 3.3%
Axtel SAB de CV (a)(c).......    2,502,070      1,382,583
Bolsa Mexicana de Valores SAB
  de CV......................      549,838      1,102,311
Consorcio ARA SAB de CV......    3,185,247      1,602,551
Corporacion GEO SAB de
  CV (a).....................      996,681      2,290,508
Desarrolladora Homex SAB de
  CV (a).....................      136,459        571,813
Empresas ICA SAB de CV (a)...    1,070,043      2,459,103
Genomma Lab Internacional SA
  de CV (a)..................      463,103      1,178,401
Grupo Aeroportuario del
  Pacifico SAB de CV.........      421,252      1,726,764
Grupo Aeroportuario del
  Sureste SAB de CV..........      651,326      3,835,119
Industrias CH SAB, Series
  B (a)......................      594,370      2,212,878
Promotora y Operadora de
  Infraestructura SAB de
  CV (a).....................      604,912      2,898,981
TV Azteca SAB de CV..........    5,421,192      4,359,365
Urbi Desarrollos Urbanos SA
  de CV (a)..................      395,262        865,896
                                             ------------
                                               26,486,273
                                             ------------
MOROCCO -- 0.1%
Alliances Developpement
  Immobilier SA..............        1,194        101,595
Ciments du Maroc.............          759        100,946
Holcim Maroc SA (a)..........          561        171,300
Samir (a)....................        4,738        384,384
                                             ------------
                                                  758,225
                                             ------------
PERU -- 0.3%
Alicorp SA...................      757,270      1,487,057
Grana y Montero SA...........      584,198      1,113,203
                                             ------------
                                                2,600,260
                                             ------------
PHILIPPINES -- 1.7%
ABS-CBN Holdings Corp., PDR..      165,320        154,505
Alliance Global
  Group, Inc. ...............    4,773,800      1,205,154
DMCI Holdings, Inc. .........    1,307,500      1,283,815
Energy Development Corp. ....    9,672,700      1,470,938
First Philippine Holdings
  Corp. .....................      305,060        416,743
GMA Holdings, Inc. ..........    4,422,200        693,918
International Container
  Terminal Services, Inc. ...    1,016,070      1,177,033
Jollibee Foods Corp. ........      548,000      1,119,142
Megaworld Corp. .............   59,460,000      2,730,481
Metro Pacific Investments
  Corp. .....................    6,291,750        519,775
Philex Mining Corp. .........    2,078,700      1,115,260
Semirara Mining Corp. .......      185,740        914,663
Universal Robina Corp. ......    1,100,200      1,035,841
                                             ------------
                                               13,837,268
                                             ------------
POLAND -- 3.1%
Agora SA.....................      108,748        713,420
Asseco Poland SA.............      149,800      2,704,290
Bank Millennium SA...........      979,030      1,925,750
Boryszew SA (a)(b)...........      246,311         72,674
Boryszew SA (a)(b)...........      246,311         81,646
Ciech SA (a).................       48,383        415,573
Echo Investment SA (a).......      648,314      1,168,963
Emperia Holding SA...........       19,594        790,812
Eurocash SA..................       75,614        812,521
Globe Trade Centre SA (a)....      189,869      1,286,403
Grupa Lotos SA (a)...........      200,331      3,294,702
LPP SA.......................        1,066        869,792
Lubelski Wegiel Bogdanka
  SA (a).....................       44,970      1,882,145
Netia SA (a).................      722,342      1,515,568
Orbis SA (a).................       40,059        550,550
PBG SA.......................       26,510      1,337,426
Polimex- Mostostal SA........    1,264,904      1,483,623
Synthos SA...................    1,083,278      2,012,428
TVN SA.......................      231,139      1,368,160
                                             ------------
                                               24,286,446
                                             ------------
RUSSIA -- 1.1%
AK Transneft OAO Preference
  Shares.....................        2,102      3,039,581
Integra Group Holdings
  GDR (a)....................      521,066      1,677,833
OGK-2 OAO (a)................   10,551,522        501,197
PIK Group GDR (a)............      374,249      1,422,146
Vsmpo-Avisma Corp. ..........       15,610      2,411,441
                                             ------------
                                                9,052,198
                                             ------------
SOUTH AFRICA -- 9.6%
Adcock Ingram
  Holdings, Ltd. ............      156,692      1,373,222
AECI, Ltd. ..................      103,802      1,292,357
Afgri, Ltd. .................    1,761,330      1,694,036
Aquarius Platinum, Ltd. (c)..      489,362      2,498,356
Aveng, Ltd. .................      603,197      3,185,492
AVI, Ltd. ...................      294,887      1,357,202
Barloworld, Ltd. ............      253,481      2,576,315
Capital Property Fund........    1,878,904      2,283,843
Clicks Group, Ltd. ..........      337,440      2,103,089
Coronation Fund
  Managers, Ltd. ............    1,073,694      3,056,837
DataTec, Ltd. ...............      721,374      4,103,287
Gold Reef Resorts, Ltd. (c)..      515,538      1,263,178
Grindrod, Ltd. ..............    1,211,099      2,492,231
Hosken Consolidated
  Investments, Ltd. .........      181,202      2,183,833
Illovo Sugar, Ltd. ..........      182,811        690,901
JD Group, Ltd. ..............      471,375      2,936,446
JSE, Ltd. ...................      356,677      3,341,052
Lewis Group, Ltd. ...........      426,738      5,321,792
Life Healthcare Group
  Holdings, Ltd. ............    1,066,237      2,766,648
Merafe Resources, Ltd. ......    5,621,481        961,929
Metorex, Ltd. (a)............    1,266,519      1,475,955
Mondi, Ltd. .................      176,038      1,713,637
Mr. Price Group, Ltd. .......      304,629      3,064,714
Murray & Roberts
  Holdings, Ltd. ............      332,864      1,473,067
Nampak, Ltd. ................      691,830      2,311,543
Northam Platinum, Ltd. (c)...      686,476      4,300,728
Pick'n Pay Holdings, Ltd. ...      209,885        535,007
Reunert, Ltd. ...............      438,631      3,955,379
SA Corporate Real Estate
  Fund.......................    6,160,796      3,017,236
Sun International, Ltd. .....      115,500      1,560,673
The Spar Group, Ltd. ........      201,356      2,680,390
Tongaat Hulett, Ltd. ........      101,673      1,334,843


                                       93

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SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Wilson Bayly Holmes-
  Ovcon, Ltd. ...............      125,291   $  2,033,045
                                             ------------
                                               76,938,263
                                             ------------
TAIWAN -- 31.8%
A-DATA Technology
  Co., Ltd. .................      252,000        318,471
Ability Enterprise
  Co., Ltd. .................      434,000        598,339
Accton Technology Corp. .....      942,936        602,394
Action Electronics Co.,
  Ltd. (a)...................    1,274,000        481,240
Adlink Technology, Inc. .....      265,000        546,173
Advanced Ceramic X Corp. ....      117,642        520,150
Advanced International
  Multitech Co., Ltd. .......      277,000        446,020
Advanced Power Electronics
  Corp. .....................      449,398        270,670
Advanced Wireless
  Semiconductor Co. .........      252,000        313,207
Advantech Co., Ltd. (a)......      462,000      1,569,837
AGV Products Corp. (a).......    1,264,247        578,789
Alcor Micro Corp. ...........      246,000        426,508
Alpha Networks, Inc. ........      694,348        568,078
Altek Corp. .................      695,438      1,008,407
AmTRAN Technology
  Co., Ltd. .................    1,076,103        917,873
Anpec Electronics Corp. .....      341,000        343,095
Apex Biotechnology Corp. ....      606,484      1,418,898
Arcadyan Technology Corp. ...      170,039        270,537
Asia Optical Co., Inc. (a)...      255,540        435,931
Asia Polymer.................      331,326        540,992
Asrock, Inc. ................      110,000        451,895
Aten International
  Co., Ltd. .................      185,000        396,748
Bank of Kaohsiung (a)........    1,144,000        525,730
Basso Industry Corp. ........      434,000        332,411
BES Engineering Corp. .......    2,336,356        766,218
Biostar Microtech
  International Corp. .......      645,000        378,375
Cameo Communications, Inc. ..      977,350        396,405
Cando Corp./Taiwan (a).......      648,371        555,292
Capital Securities Corp. ....    2,245,720      1,082,849
Career Technology
  Co., Ltd. .................      480,726        985,770
Catcher Technology
  Co., Ltd. .................      724,132      4,563,089
Cathay No. 1 REIT............      730,000        314,889
Cathay Real Estate
  Development Co., Ltd. .....    1,854,904        962,211
Chang Wah Electromaterials,
  Inc. (a)...................      141,225        619,505
Charoen Pokphand Enterprise..      942,798        623,641
Chaun-Choung Technology
  Corp. .....................      296,000        381,291
Cheng Loong Corp. ...........    1,588,662        752,200
Cheng Uei Precision Industry
  Co., Ltd. .................      461,000      1,203,718
Chicony Electronics
  Co., Ltd. .................      587,690      1,137,590
Chien Kuo Construction
  Co., Ltd. .................    1,192,280        720,179
Chin-Poon Industrial Co. ....      720,000        575,278
China Bills Finance Corp. ...    3,277,394      1,295,052
China Chemical &
  Pharmaceutical Co., Ltd. ..      600,000        494,021
China Life Insurance
  Co., Ltd. .................    2,437,019      3,224,075
China Manmade Fibers
  Corp. (a)..................    1,854,904        807,224
China Motor Corp. ...........      384,000        395,049
China Petrochemical
  Development Corp. (a)......    2,460,780      2,810,019
China Steel Chemical Corp. ..      282,000      1,507,024
China Synthetic Rubber
  Corp. .....................      869,452        911,118
Chipbond Technology
  Corp. (a)..................      783,000      1,113,567
Chong Hong Construction
  Co., Ltd. .................      301,309        828,709
Chroma ATE, Inc. ............      417,000      1,326,920
Chung Hung Steel Corp. (a)...      616,807        316,741
Chunghwa Picture Tubes,
  Ltd. (a)...................    7,182,628        867,712
Clevo Co. ...................      726,053      1,407,947
CMC Magnetics Corp. (a)......    2,630,719        595,320
Coretronic Corp. ............    1,353,420      2,136,843
Crete Systems, Inc. .........      152,440        361,417
CTCI Corp. ..................      735,000        962,139
CyberTAN Technology, Inc. ...      702,210        820,205
D-Link Corp. ................    1,266,904      1,157,806
Dahan Development Corp. (a)..      324,000      1,336,676
Danen Technology Corp. (a)...      246,000        393,963
Dimerco Express Taiwan
  Corp. .....................      434,000        377,739
Dynamic Electronics
  Co., Ltd. .................      596,000        333,030
E.Sun Financial Holding
  Co., Ltd. .................    4,345,749      3,086,437
Elan Microelectronics
  Corp. .....................      538,899        615,381
Elite Material Co., Ltd. ....      433,413        411,179
Elite Semiconductor Memory
  Technology, Inc. ..........      423,674        566,403
ENG Electric Co., Ltd. ......      179,982        786,385
Entire Technology
  Co., Ltd. .................      133,374        390,508
Episil Technologies,
  Inc. (a)...................      774,000        451,355
Eternal Chemical Co., Ltd. ..      915,800      1,033,019
Everlight Chemical Industrial
  Corp. .....................      358,000        336,519
Everlight Electronics
  Co., Ltd. .................      616,503      1,654,826
Excelsior Medical
  Co., Ltd. .................      157,328        488,030
Far Eastern Department
  Stores, Ltd. ..............    1,184,269      2,370,723
Far Eastern International
  Bank.......................    2,560,510      1,274,750
Faraday Technology Corp. ....      548,291        829,399
Farglory Land Development
  Co., Ltd. .................      160,000        398,837
Feng Hsin Iron & Steel Co.,
  Ltd. (a)...................      569,270      1,080,134
Feng TAY Enterprise
  Co., Ltd. .................      381,000        364,108
First Insurance Co., Ltd. ...    1,300,178        907,569
FLEXium Interconnect, Inc. ..      238,449        591,069
Forhouse Corp. ..............      586,576        459,483
Formosa Epitaxy, Inc. .......      554,000        547,761
Formosa Sumco Technology
  Corp. (a)..................      455,726        945,611
Formosa Taffeta Co., Ltd. ...    1,072,000      1,175,623
Formosan Rubber
  Group, Inc. ...............      704,124        742,770
Formosan Union Chemical (a)..    1,597,000      1,073,062
Froch Enterprise Co.,
  Ltd. (a)...................      902,000        455,341
FSP Technology, Inc. ........      402,630        447,857
Gallant Precision Machining
  Co., Ltd. (a)..............      612,000        284,443
Gemtek Technology Corp. .....      449,953        491,880
Genius Electronic Optical
  Co., Ltd. (a)..............      150,060      1,405,335
Genmont Biotech, Inc. (a)....      135,000        275,889
GeoVision, Inc. .............      130,000        538,583
Giant Manufacturing
  Co., Ltd. .................      461,994      1,857,723
Gigabyte Technology
  Co. Ltd. ..................      354,000        396,846
Gigastorage Corp. ...........      451,831        599,327
Gintech Energy Corp. ........      592,006      1,453,041
Global Unichip Corp. ........      149,669        591,412
Goldsun Development &
  Construction Co., Ltd. ....    1,855,150        930,045
Grand Pacific Petrochemical..    1,620,000      1,006,737
Grape King, Inc. ............      279,000        472,552
Great Wall Enterprise Co. ...      872,350      1,002,230
Greatek Electronics, Inc. ...      980,673        911,587
GTM Corp. (a)................      760,000        494,787
HannStar Display Corp. (a)...    7,010,474      1,047,050

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Hey Song Corp. ..............    1,040,694   $    980,061
Highwealth Construction
  Corp. .....................      773,000      1,813,853
Himax Technologies, Inc.
  ADR (c)....................      429,795        945,549
Hiwin Technologies Corp. ....      303,630      2,949,250
Ho Tung Chemical Corp. (a)...    1,459,920        960,624
Hong TAI Electric
  Industrial.................      976,000        443,428
Hotai Motor Co., Ltd. .......      462,000      1,737,114
Huaku Development
  Co., Ltd. .................      306,236        910,493
Huang Hsiang
  Construction Co. ..........      297,484        788,154
I-Sheng Electric Wire & Cable
  Co., Ltd. .................      398,000        573,649
Ibase Technology, Inc. ......      251,701        417,114
IC Plus Corp. (a)............      356,000        294,358
Inventec Co., Ltd. ..........    3,180,775      1,661,066
ITE Technology, Inc. ........      312,000        456,755
J Touch Corp. (a)............      164,020        455,111
Jess-Link Products
  Co., Ltd. .................      294,700        494,014
Jih Sun Financial Holdings
  Co., Ltd. (a)..............    1,214,686        575,129
Kaori Heat Treatment Co.,
  Ltd. (a)...................      274,000        402,555
KEE TAI Properties
  Co., Ltd. .................    1,294,938        888,133
Kenda Rubber Industrial
  Co., Ltd. .................      434,000        622,515
KGI Securities Co., Ltd. ....    4,061,000      2,141,945
King Yuan Electronics Co.,
  Ltd. (a)...................    1,614,656        831,964
King's Town Bank (a).........    1,600,000      1,072,293
Kinpo Electronics (a)........    1,911,371        607,545
Kinsus Interconnect
  Technology Corp. ..........      309,030      1,258,778
Kuoyang Construction Co.,
  Ltd. (a)...................      729,000        503,791
KYE Systems Corp. ...........      497,000        295,880
Laser Tek Taiwan Co., Ltd. ..      471,726        727,539
LCY Chemical Corp. ..........      768,213      1,730,408
Lien Hwa Industrial
  Corp. (a)..................    1,202,936        912,981
Lingsen Precision
  Industries, Ltd. ..........      995,694        766,092
Long Bon International Co.,
  Ltd. (a)...................      862,000        360,123
Longwell Co. ................      441,000        525,082
Lumax International
  Corp., Ltd. ...............      259,999        667,117
Macronix International
  Co., Ltd. .................    4,651,656      2,850,250
Makalot Industrial
  Co., Ltd. .................      449,000      1,175,511
Masterlink Securities
  Corp. .....................    1,335,472        597,449
Mayer Steel Pipe Corp. ......    1,087,736        785,786
Micro-Star International
  Co. Ltd. ..................      857,000        414,723
Microbio Co., Ltd. (a).......      271,000        389,185
Mirle Automation Corp. ......      769,210        909,175
Mitac International Corp. ...    1,424,999        622,617
Mosel Vitelic, Inc. (a)......      916,000        288,607
Motech Industries, Inc. .....      462,509      1,787,334
Nan Kang Rubber Tire Co.,
  Ltd. (a)...................      711,000      1,158,452
Nantex Industry Co., Ltd. ...      553,840        537,961
Neo Solar Power Corp. .......      438,064        818,982
Newmax Technology
  Co., Ltd. .................      138,232        543,813
Nien Hsing Textile
  Co., Ltd. .................      554,183        444,720
Novatek Microelectronics
  Corp. .....................      720,572      2,320,501
Oriental Union Chemical
  Corp. .....................      844,000      1,234,111
Pan-International Industrial
  Co., Ltd. .................      442,880        444,830
PC Home Online...............      160,242      1,006,969
Phison Electronics Corp. ....      160,837        909,917
Phytohealth Corp. (a)........      252,000        429,015
PixArt Imaging, Inc. ........      122,000        443,853
Polaris Securities
  Co., Ltd. .................    3,697,920      2,710,018
Portwell, Inc. ..............      457,000        410,486
Powerchip Technology
  Corp. (a)..................    6,210,280        774,028
Powercom Co., Ltd. (a).......      289,000        494,017
Powertech Industrial
  Co., Ltd. .................      286,000        415,705
President Securities Corp. ..    1,222,498        885,267
Prime Electronics
  Satellitics, Inc. .........      673,946        621,776
Prime View International Co.,
  Ltd. (a)...................    1,184,000      2,221,791
Prince Housing Development
  Corp. .....................    1,197,936      1,221,979
Promate Electronic
  Co., Ltd. .................      690,000        539,297
Qisda Corp. (a)..............    1,796,080        862,914
Radiant Opto-Electronics
  Corp. .....................      646,620      2,089,103
Radium Life Tech Co., Ltd. ..      690,700        904,149
Ralink Technology Corp. .....      134,000        424,997
Raydium Semiconductor
  Corp. .....................       91,278        373,393
Realtek Semiconductor
  Corp. .....................      624,469      1,204,435
RichTek Technology Corp. ....      135,477        929,168
Ritek Corp. (a)..............    3,868,596      1,068,044
Ruentex Development
  Co., Ltd. .................      773,000      1,085,890
Sampo Corp. (a)..............    2,624,527        888,137
San Fang Chemical Industry
  Co., Ltd. .................      318,100        380,411
Sanyang Industry Co., Ltd. ..    1,455,420        884,192
Senao International
  Co., Ltd. .................      438,911      1,971,191
Sercomm Corp. ...............      790,000      1,225,286
Sheng Yu Steel Co., Ltd. ....      589,000        406,016
Shih Wei Navigation
  Co., Ltd. .................      547,968        745,924
Shinkong Insurance
  Co., Ltd. .................      640,841        498,644
Shinkong Synthetic Fibers
  Corp. .....................    2,240,548        932,148
Sigurd Microelectronics
  Corp. .....................    1,032,694        932,979
Silicon Integrated Systems
  Corp. .....................      789,000        442,248
Silicon Motion Technology
  Corp. ADR (a)(c)...........      148,197      1,588,672
Simplo Technology
  Co., Ltd. .................      298,983      2,409,684
Sinbon Electronics
  Co., Ltd. .................      554,000        470,611
Sinmag Bakery Machine
  Corp. .....................      150,000        543,109
Sino-American Silicon
  Products, Inc. ............      435,270      1,435,064
Sinon Corp. .................    1,611,662        785,533
Sinphar Pharmaceutical
  Co., Ltd. .................      357,733        364,913
Sintek Photronic Corp. (a)...    1,141,000        858,029
Sinyi Realty Co. ............      554,071      1,068,656
Soft-World International
  Corp. .....................      150,710        600,773
Solar Applied Materials
  Technology Corp. ..........      281,756        675,857
Solartech Energy Corp. ......      299,516        661,107
Southeast Cement Co., Ltd. ..    1,056,000        444,848
Springsoft, Inc. ............      547,968        698,231
St. Shine Optical
  Co., Ltd. .................      152,000      2,304,594
Standard Foods Corp. ........      299,050      1,114,013
Sunonwealth Electric Machine
  Industry Co. Ltd. .........      434,000        373,962
Sunrex Technology Corp. .....      386,000        356,791
Systex Corp. ................      464,000        677,661
T JOIN Transportation Co. ...      794,000        903,922
Ta Chong Bank Co., Ltd. (a)..    2,072,988        811,918
Ta Ya Electric Wire & Cable..    2,027,595        648,723
Taichung Commercial
  Bank (a)...................    2,234,258        882,860
Taiflex Scientific
  Co., Ltd. .................      302,128        650,043
Tainan Enterprises
  Co., Ltd. .................      291,000        410,309
Tainan Spinning Co., Ltd. ...    1,623,000      1,022,727
Taisun Enterprise
  Co., Ltd. .................      978,118        602,736
Taiwan Acceptance Corp. .....      449,000      1,349,024
Taiwan Business Bank (a).....    4,136,400      1,576,882
Taiwan Cogeneration Corp. ...    1,866,439      1,280,096

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Taiwan Fire & Marine
  Insurance Co. .............      568,004   $    489,428
Taiwan Hon Chuan Enterprise
  Co., Ltd. .................      319,324        960,523
Taiwan Hopax Chemicals
  Manufacturing Co., Ltd. ...      435,892        316,408
Taiwan IC Packaging
  Corp. (a)..................    1,347,000        314,199
Taiwan Land Development
  Corp. (a)..................    1,042,000        580,431
Taiwan Life Insurance Co.,
  Ltd. (a)...................      358,176        385,940
Taiwan Mask Corp. ...........    1,411,800        597,189
Taiwan Secom.................      381,726        738,906
Taiwan Surface Mounting
  Technology Co., Ltd. (a)...      275,484        820,980
Taiyen Biotech Co., Ltd. ....    1,213,000      1,072,648
Tatung Co., Ltd. (a).........    3,239,691      1,500,092
Teco Electric & Machinery
  Co., Ltd. .................    2,885,838      2,079,720
Test-Rite
  International Co. .........      457,000        365,937
Thye Ming Industrial
  Co., Ltd. .................      640,164        889,256
Tong Hsing Electronic
  Industries Ltd. ...........      145,000        638,589
Tong Yang Industry Co.,
  Ltd. (a)...................      532,899        660,477
Topco Scientific Co., Ltd. ..      440,674        724,139
Topoint Technology
  Co., Ltd. .................      434,000        460,087
Transcend
  Information, Inc. .........      320,484        941,698
Tripod Technology Corp. .....      593,255      2,457,825
TSRC Corp. ..................      727,000      2,138,719
TTY Biopharm Co., Ltd. ......      141,302        713,311
Tung Ho Steel Enterprise
  Corp. .....................      982,258      1,114,823
Tung Thih Electronic
  Co., Ltd. .................      138,372        431,155
TXC Corp. ...................      461,726        806,958
TYC Brother Industrial
  Co., Ltd. .................      649,700        326,846
Tycoons Group
  Enterprise (a).............    1,619,174        443,640
U-Ming Marine Transport
  Corp. .....................      616,000      1,318,920
Unitech Computer Co., Ltd. ..      880,000        516,232
Unity Opto Technology
  Co., Ltd. .................      424,475        596,291
Universal Cement Corp. ......      843,800        534,655
Unizyx Holding Corp. (a).....    1,043,694        862,977
UPC Technology Corp. ........    1,209,000        968,092
USI Corp. ...................    1,087,560      1,251,375
Ve Wong Corp. ...............      479,604        384,872
Via Technologies, Inc. (a)...    1,082,062      1,303,440
Visual Photonics Epitaxy
  Co., Ltd. .................      293,282        717,800
Wafer Works Corp. (a)........      268,821        416,940
Wah Hong Industrial Corp. ...      143,000        365,920
Walsin Lihwa Corp. (a).......    3,503,000      1,756,165
Wan Hai Lines, Ltd. (a)......    1,374,400      1,040,723
Waterland Financial Holdings
  Co., Ltd. .................    3,120,830      1,401,595
Wei Chuan Food Corp. ........      562,899        637,888
Weikeng Industrial
  Co., Ltd. .................      870,694        845,731
Winbond Electronics
  Corp. (a)..................    6,825,730      2,019,904
Wintek Corp. (a).............    1,510,000      2,005,553
Wistron NeWeb Corp. .........      321,924      1,008,692
WPG Holdings Co., Ltd. ......    1,949,605      3,305,508
WUS Printed Circuit Co.,
  Ltd. (a)...................      774,000        486,386
XinTec, Inc. (a).............      244,598        323,593
Yang Ming Marine Transport
  Corp. (a)..................    1,508,899      1,145,195
Yieh Phui Enterprise
  Co., Ltd. .................    1,704,971        688,553
Young Fast Optoelectronics
  Co., Ltd. (a)..............      152,458        950,092
Young Optics, Inc. ..........      129,242        589,437
Yuen Foong Yu Paper
  Manufacturing Co., Ltd. ...    2,561,341      1,177,075
Yufo Electronics Co., Ltd. ..      410,000        350,427
Yungtay Engineering
  Co., Ltd. .................      618,000      1,232,837
Zenitron Corp. ..............      751,348        580,707
Zinwell Corp. ...............      423,674        640,154
                                             ------------
                                              254,317,673
                                             ------------
THAILAND -- 3.3%
Airports of Thailand PCL.....      760,700        891,300
BEC World PCL................    4,775,170      5,361,867
Big C Supercenter PCL........      223,300        664,994
Cal-Comp Electronics
  Thailand PCL...............   20,763,590      2,203,069
Central Pattana PCL..........    2,939,905      2,798,771
Hana Microelectronics PCL....    4,097,684      3,107,438
Land and Houses PCL ADR......    4,753,200        889,533
Minor International PCL......    4,565,629      1,694,001
Pruksa Real Estate PCL.......    1,606,400        962,010
Thai Union Frozen
  Products PCL...............      537,823        840,212
Thanachart Capital PCL.......    3,743,764      3,472,653
Thoresen Thai Agencies PCL...    2,218,866      1,350,457
Tisco Financial Group PCL....      454,130        554,268
True Corp. PCL (a)...........   11,242,428      1,419,711
                                             ------------
                                               26,210,284
                                             ------------
TURKEY -- 2.6%
Akmerkez Gayrimenkul Yatirim
  Ortakligi AS (a)...........       19,136        901,419
Albaraka Turk Katilim
  Bankasi....................    1,559,407      2,102,895
Asya Katilim Bankasi AS (a)..    1,188,930      1,852,212
Aygaz AS.....................      175,772      1,136,457
Dogan Sirketler Grubu
  Holdings AS (a)............    1,557,228        862,996
Dogan Yayin Holding
  AS (a)(b)..................      610,439        398,439
Dogan Yayin Holding
  AS (a)(b)..................      822,726        552,199
GSD Holding (a)..............      702,540        402,317
Ihlas Holding (a)............    1,056,059        747,825
Ittifak Holding A.S..........      131,605        708,268
Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS (a)...    2,624,813      1,519,288
Petkim Petrokimya Holding
  AS (a).....................    1,780,978      2,686,820
Sekerbank TAS................    1,553,621      1,071,463
Sinpas Gayrimenkul Yatirim
  Ortakligi AS...............      523,649        586,848
TAV Havalimanlari Holding
  AS (a).....................      242,750      1,216,739
Tekfen Holding AS............      212,732        733,559
Turk Sise ve Cam
  Fabrikalari AS.............      625,796      1,367,965
Turkiye Sinai Kalkinma
  Bankasi AS.................      667,189      1,068,160
Ulker Biskuvi Sanayi AS......      282,404        980,763
                                             ------------
                                               20,896,632
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $781,286,768)........                 789,881,397
                                             ------------
RIGHTS -- 0.0% (E)
BRAZIL -- 0.0% (E)
LPS Brasil Consultoria de I
  moveis SA (expiring
  7/29/11) (a)
  (Cost $0)..................          500              0
                                             ------------

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SHORT TERM INVESTMENTS -- 4.4%
UNITED STATES -- 4.4%
MONEY MARKET FUNDS -- 4.4%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (f)(g)...........   24,928,852   $ 24,928,852
State Street Institutional
  Liquid
  Reserves Fund
  0.15% (g)(h)...............   10,379,777     10,379,777
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $35,308,629).........                  35,308,629
                                             ------------
TOTAL INVESTMENTS -- 103.3%
  (Cost $816,595,397)........                 825,190,026
OTHER ASSETS &
  LIABILITIES -- (3.3)%......                 (26,352,412)
                                             ------------
NET ASSETS -- 100.0%.........                $798,837,614
                                             ============





(a)  Non-income producing security.
(b) Reflects seperate holdings of the issuer's common stock traded on different securities exchanges.
(c) Security, or portion thereof, was on loan at June 30, 2011.
(d)  Securities are valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. China Hongxing Sports,
     Ltd. and China Forestry Holdings, Ltd.'s values are determined based on Level 3 inputs and the remaining securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(e) Amount shown represents less than 0.05% of net assets.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Real Estate Management & Development...............       7.6%
Semiconductors & Semiconductor
  Equipment........................................       6.2
Electronic Equipment, Instruments &
  Components.......................................       5.5
Food Products......................................       5.2
Chemicals..........................................       4.9
Metals & Mining....................................       4.8
Construction & Engineering.........................       3.7
Computers & Peripherals............................       3.5
Commercial Banks...................................       3.2
Machinery..........................................       3.1
Capital Markets....................................       2.5
Industrial Conglomerates...........................       2.2
Media..............................................       2.1
Transportation Infrastructure......................       2.1
Electrical Equipment...............................       2.1
Household Durables.................................       2.0
Pharmaceuticals....................................       1.9
Diversified Financial Services.....................       1.9
Oil, Gas & Consumable Fuels........................       1.9
Textiles, Apparel & Luxury Goods...................       1.9
Construction Materials.............................       1.8
Specialty Retail...................................       1.8
Hotels, Restaurants & Leisure......................       1.8
Communications Equipment...........................       1.7
Auto Components....................................       1.5
Marine.............................................       1.2
Multiline Retail...................................       1.1
Health Care Providers & Services...................       1.0
Beverages..........................................       1.0
Energy Equipment & Services........................       1.0
Independent Power Producers & Energy
  Traders..........................................       0.9
Software...........................................       0.9
Real Estate Investment Trusts......................       0.8
Food & Staples Retailing...........................       0.8
Diversified Telecommunication Services.............       0.8
Insurance..........................................       0.8
Health Care Equipment & Supplies...................       0.8
Paper & Forest Products............................       0.7
Leisure Equipment & Products.......................       0.7
IT Services........................................       0.7
Diversified Consumer Services......................       0.7
Commercial Services & Supplies.....................       0.7
Trading Companies & Distributors...................       0.6
Internet Software & Services.......................       0.6
Airlines...........................................       0.6
Electric Utilities.................................       0.5
Air Freight & Logistics............................       0.5
Building Products..................................       0.5
Containers & Packaging.............................       0.5
Biotechnology......................................       0.5
Personal Products..................................       0.4
Gas Utilities......................................       0.4
Water Utilities....................................       0.4
Tobacco............................................       0.4
Automobiles........................................       0.3
Household Products.................................       0.3
Consumer Finance...................................       0.3
Wireless Telecommunication Services................       0.2
Internet & Catalog Retail..........................       0.2
Office Electronics.................................       0.1
Thrifts & Mortgage Finance.........................       0.1
Distributors.......................................       0.0***
Short Term Investments.............................       4.4
Other Assets & Liabilities.........................      (3.3)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for China HongXing
       Sports, Ltd. which was Level 3 and Indiabulls Wholesale Services, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.03% of net assets, Real Gold Mining, Ltd., which was Level 2 and part of the Metal & Mining Industry, representing 0.04% of net assets, Essar Shipping Ltd., which was Level 2 and part of the Transportation Infrastructure Industry, representing 0.01% of net assets, and China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.06% of net assets. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 8.4%
Abacus Property Group.........     121,814   $    301,256
Astro Japan Property Group....      28,716         87,004
BGP Holdings PLC (a)..........   1,313,937              0
Bunnings Warehouse Property
  Trust.......................     197,229        386,411
CFS Retail Property
  Trust (b)...................     814,084      1,581,878
Charter Hall Office REIT......     200,640        719,597
Charter Hall Retail REIT......     124,557        426,722
Commonwealth Property Office
  Fund (b)....................   1,186,053      1,193,601
Dexus Property Group (b)......   2,334,156      2,199,073
Goodman Group (b).............   3,337,472      2,519,033
GPT Group.....................     898,408      3,039,400
ING Office Fund...............   1,173,444        810,306
Westfield Group...............   1,027,991      9,530,908
Westfield Retail Trust........   1,394,483      4,045,848
                                             ------------
                                               26,841,037
                                             ------------
AUSTRIA -- 1.0%
Atrium European Real
  Estate, Ltd. ...............      90,809        598,128
CA Immobilien Anlagen AG (c)..      35,067        636,540
IMMOFINANZ AG (b)(c)..........     480,263      2,047,148
                                             ------------
                                                3,281,816
                                             ------------
BELGIUM -- 0.5%
Befimmo Sicafi S.C.A. ........       6,601        586,765
Cofinimmo.....................       5,959        849,450
                                             ------------
                                                1,436,215
                                             ------------
CANADA -- 5.5%
Artis REIT....................      18,180        264,666
Boardwalk REIT................      11,435        572,165
Brookfield Asset Management,
  Inc. (Class A) (b)..........     270,523      8,995,009
Brookfield Office
  Properties, Inc. ...........     125,413      2,417,963
Calloway REIT.................      24,359        636,297
Canadian Apartment Properties
  REIT........................      18,264        365,999
Canadian REIT.................      15,705        540,261
Chartwell Seniors Housing
  REIT........................      33,979        295,745
Extendicare REIT..............      19,104        206,262
First Capital Realty,
  Inc. (b)....................      29,367        501,469
H&R REIT......................      34,950        783,668
Primaris Retail REIT..........      18,832        410,749
RioCan REIT...................      61,345      1,648,834
                                             ------------
                                               17,639,087
                                             ------------
CHINA -- 1.8%
Hongkong Land
  Holdings, Ltd. .............     599,000      4,264,880
Kerry Properties, Ltd. .......     298,635      1,439,205
                                             ------------
                                                5,704,085
                                             ------------
FRANCE -- 4.8%
Fonciere Des Regions..........      12,765      1,351,960
Gecina SA.....................      10,128      1,415,104
Klepierre.....................      45,453      1,875,843
SILIC.........................       4,543        651,750
Unibail-Rodamco SE............      44,174     10,212,076
                                             ------------
                                               15,506,733
                                             ------------
GERMANY -- 0.1%
IVG Immobilien AG (c).........      43,526        340,331
                                             ------------
HONG KONG -- 4.5%
Champion REIT (b).............     748,462        420,341
GZI REIT......................     355,000        183,402
Hang Lung Group, Ltd. ........     410,996      2,603,965
Hang Lung Properties, Ltd. ...   1,078,018      4,419,441
Hysan Development Co., Ltd. ..     295,027      1,457,836
Prosperity REIT...............     523,000        123,000
The Link REIT.................   1,080,513      3,686,762
Wheelock & Co., Ltd. .........     400,016      1,603,920
                                             ------------
                                               14,498,667
                                             ------------
ITALY -- 0.1%
Beni Stabili SpA..............     404,151        408,120
                                             ------------
JAPAN -- 8.0%
Aeon Mall Co., Ltd. ..........      38,600        928,197
Daibiru Corp. ................      28,000        213,224
Daiwa Office Investment
  Corp. (b)...................         125        438,181
Frontier Real Estate
  Investment Corp. (b)........          85        745,171
Fukuoka REIT Corp. (b)........          52        389,549
Global One Real Estate
  Investment Co., Ltd. (b)....          47        391,085
Hankyu REIT, Inc. ............          42        213,744
Heiwa Real Estate Co., Ltd. ..      86,500        186,367
Japan Excellent, Inc. (b).....          83        417,261
Japan Hotel and
  Resort, Inc. ...............          36         83,002
JAPAN OFFICE Investment
  Corp. ......................          75         93,611
Japan Prime Realty Investment
  Corp. (b)...................         346        912,556
Japan Real Estate Investment
  Corp. ......................         237      2,321,285
Japan Retail Fund Investment
  Corp. (b)...................         817      1,252,410
Kenedix Realty Investment
  Corp. (b)...................         114        437,593
Mitsui Fudosan Co., Ltd. .....     426,000      7,268,796
Mori Hills REIT Investment
  Corp. (b)...................          90        327,637
Mori Trust Sogo REIT,
  Inc. (b)....................          83        809,856
Nippon Building Fund,
  Inc. (b)....................         280      2,725,112
Nomura Real Estate Office
  Fund, Inc. (b)..............         141        928,826
NTT Urban Development
  Corp. (b)...................         525        447,251
Orix JREIT, Inc. .............         137        753,195
Premier Investment Corp. (b)..          69        296,044
Shoei Co., Ltd. (b)...........      17,900        160,692
Tokyu Land Corp. .............     222,000        934,621
Tokyu REIT, Inc. (b)..........          82        546,261
Top REIT, Inc. ...............          75        410,476
United Urban Investment
  Corp. ......................       1,012      1,159,113
                                             ------------
                                               25,791,116
                                             ------------
NETHERLANDS -- 1.0%
Corio NV......................      27,861      1,846,017
Eurocommercial Properties NV..      17,266        858,635
VastNed Retail NV.............       8,955        641,769
                                             ------------
                                                3,346,421
                                             ------------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (b).......     378,421        265,657
Argosy Property Trust.........     268,387        186,195
Goodman Property Trust (b)....     373,167        292,789
Kiwi Income Property Trust....     477,274        409,948
                                             ------------
                                                1,154,589
                                             ------------

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SINGAPORE -- 3.4%
Ascendas REIT.................     813,969   $  1,352,637
Cambridge Industrial Trust....     524,907        211,656
CapitaCommercial Trust (b)....     921,682      1,088,660
CapitaLand, Ltd. .............   1,225,500      2,905,022
CapitaMall Trust..............     973,860      1,483,478
Frasers Commercial Trust......     237,412        156,650
Global Logistic Properties,
  Ltd. (c)....................     578,000        969,925
Guocoland, Ltd. ..............     159,999        259,366
Mapletree Logistics Trust.....     621,240        465,576
Singapore Land, Ltd. (b)......      52,000        301,597
Starhill Global REIT (b)......     561,524        297,320
Suntec REIT...................   1,005,274      1,228,341
United Industrial
  Corp., Ltd. ................     118,000        273,949
                                             ------------
                                               10,994,177
                                             ------------
SOUTH AFRICA -- 0.4%
Capital Property Fund.........     277,951        337,854
Fountainhead Property Trust...     562,963        534,811
SA Corporate Real Estate
  Fund........................     391,187        191,583
Sycom Property Fund...........      51,402        157,717
                                             ------------
                                                1,221,965
                                             ------------
SPAIN -- 0.0% (D)
Martinsa-Fadesa SA (a)(c)(e)..         178              0
                                             ------------
SWEDEN -- 1.1%
Castellum AB..................      83,283      1,251,215
Fabege AB.....................      69,349        698,430
Great Portland Estates PLC....     151,392      1,059,708
Kungsleden AB.................      66,092        631,064
                                             ------------
                                                3,640,417
                                             ------------
SWITZERLAND -- 1.2%
PSP Swiss Property AG (c).....      16,811      1,594,250
Swiss Prime Site AG (c).......      24,901      2,133,738
                                             ------------
                                                3,727,988
                                             ------------
UNITED KINGDOM -- 6.2%
Big Yellow Group PLC..........      58,809        290,515
British Land Co. PLC..........     428,513      4,189,655
Capital & Counties
  Properties PLC..............     285,223        902,086
Capital Shopping Centres
  Group PLC...................     333,155      2,136,782
Derwent London PLC............      48,809      1,430,862
Grainger PLC..................     163,980        341,977
Hammerson PLC.................     342,596      2,647,801
Land Securities Group PLC.....     370,630      5,072,616
Segro PLC.....................     355,527      1,782,549
Shaftesbury PLC...............     121,029      1,025,936
Workspace Group PLC...........     417,242        202,633
                                             ------------
                                               20,023,412
                                             ------------
UNITED STATES -- 51.2%
Acadia Realty Trust (b).......      19,692        400,338
Alexander's, Inc. (b).........       1,697        673,709
Alexandria Real Estate
  Equities, Inc. .............      29,479      2,282,264
American Campus Communities,
  Inc. (b)....................      32,363      1,149,534
Apartment Investment &
  Management Co. (Class A)....      57,573      1,469,839
Ashford Hospitality Trust,
  Inc. (b)....................      28,772        358,211
AvalonBay Communities,
  Inc. (b)....................      41,210      5,291,364
BioMed Realty Trust,
  Inc. (b)....................      63,307      1,218,027
Boston Properties, Inc. (b)...      70,500      7,484,280
Brandywine Realty Trust.......      65,083        754,312
BRE Properties, Inc. .........      35,182      1,754,878
Camden Property Trust.........      33,888      2,155,955
CBL & Associates Properties,
  Inc. (b)....................      67,868      1,230,447
Cedar Shopping Centers,
  Inc. (b)....................      25,210        129,832
Colonial Properties Trust.....      40,458        825,343
CommonWealth REIT (b).........      34,878        901,248
Corporate Office Properties
  Trust (b)...................      32,419      1,008,555
Cousins Properties, Inc. (b)..      40,607        346,784
DCT Industrial Trust,
  Inc. (b)....................     119,021        622,480
Developers Diversified Realty
  Corp. ......................     109,840      1,548,744
DiamondRock Hospitality
  Co. (b).....................      81,669        876,308
Digital Realty Trust,
  Inc. (b)....................      46,120      2,849,294
Douglas Emmett, Inc. (b)......      59,804      1,189,502
Duke Realty Corp. (b).........     122,093      1,710,523
DuPont Fabros Technology,
  Inc. (b)....................      29,887        753,152
EastGroup Properties,
  Inc. (b)....................      13,020        553,480
Education Realty Trust,
  Inc. (b)....................      34,578        296,333
Equity Lifestyle Properties,
  Inc. (b)....................      18,475      1,153,579
Equity One, Inc. (b)..........      28,140        524,530
Equity Residential............     142,629      8,557,740
Essex Property Trust,
  Inc. (b)....................      15,615      2,112,553
Extra Space Storage,
  Inc. (b)....................      42,627        909,234
Federal Realty Investment
  Trust (b)...................      30,067      2,561,107
FelCor Lodging Trust,
  Inc. (c)....................      59,397        316,586
First Industrial Realty Trust,
  Inc. (c)....................      38,624        442,245
First Potomac Realty
  Trust (b)...................      24,507        375,202
Forest City Enterprises, Inc.
  (Class A) (c)...............      58,527      1,092,699
Franklin Street Properties
  Corp. (b)...................      35,352        456,394
General Growth
  Properties, Inc. ...........     190,418      3,178,076
HCP, Inc. ....................     196,573      7,212,263
Health Care REIT, Inc. .......      85,564      4,486,121
Healthcare Realty Trust,
  Inc. (b)....................      35,265        727,517
Hersha Hospitality Trust......      73,691        410,459
Highwoods Properties,
  Inc. (b)....................      34,631      1,147,325
Home Properties, Inc. (b).....      18,504      1,126,524
Hospitality Properties Trust..      59,746      1,448,840
Host Hotels & Resorts, Inc. ..     331,418      5,617,535
Inland Real Estate Corp. (b)..      37,153        328,061
Kilroy Realty Corp. (b).......      27,907      1,102,047
Kimco Realty Corp. (b)........     196,809      3,668,520
Kite Realty Group Trust (b)...      28,978        144,310
LaSalle Hotel Properties (b)..      37,378        984,537
Liberty Property Trust (b)....      55,503      1,808,288
Mack-Cali Realty Corp. (b)....      42,149      1,388,388
Mid-America Apartment
  Communities, Inc. (b).......      17,588      1,186,662
Nationwide Health Properties,
  Inc. (b)....................      61,091      2,529,778
Parkway Properties, Inc. (b)..      10,760        183,566
Pennsylvania Real Estate
  Investment Trust............      27,173        426,616
Piedmont Office Realty Trust,
  Inc. (Class A) (b)..........      83,612      1,704,849
Post Properties, Inc. (b).....      23,885        973,553
ProLogis......................     205,424      7,362,396
PS Business Parks, Inc. ......       9,237        508,959
Public Storage................      68,253      7,781,525
Ramco-Gershenson Properties
  Trust (b)...................      18,625        230,577
Regency Centers Corp. (b).....      39,628      1,742,443

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Saul Centers, Inc. (b)........       3,785   $    149,015
Senior Housing Properties
  Trust.......................      68,662      1,607,377
Simon Property Group, Inc. ...     141,823     16,484,087
SL Green Realty Corp. (b).....      39,157      3,244,941
Sovran Self Storage, Inc. ....      13,294        545,054
Sun Communities, Inc. (b).....       9,437        352,094
Sunstone Hotel Investors,
  Inc. (b)(c).................      56,963        528,047
Tanger Factory Outlet Centers,
  Inc. (b)....................      39,031      1,044,860
Taubman Centers, Inc. ........      27,097      1,604,142
The Macerich Co. .............      62,808      3,360,228
U-Store-It Trust..............      42,395        445,995
UDR, Inc. ....................      91,918      2,256,587
Universal Health Realty Income
  Trust (b)...................       5,724        228,846
Ventas, Inc. (b)..............      78,874      4,157,449
Vornado Realty Trust..........      89,256      8,316,874
Washington Real Estate
  Investment Trust (b)........      31,864      1,036,217
Weingarten Realty
  Investors (b)...............      57,924      1,457,368
                                             ------------
                                              164,565,521
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $263,750,791).........                320,121,697
                                             ------------
SHORT TERM INVESTMENTS -- 13.1%
UNITED STATES -- 13.1%
MONEY MARKET FUNDS -- 13.1%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (f)(g)............  41,692,439     41,692,439
State Street Institutional
  Liquid
  Reserves Fund 0.15% (g)(h)..     216,872        216,872
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,909,311)..........                 41,909,311
                                             ------------
TOTAL INVESTMENTS -- 112.7%
  (Cost $305,660,102).........                362,031,008
OTHER ASSETS &
  LIABILITIES -- (12.7)%......                (40,687,619)
                                             ------------
NET ASSETS -- 100.0%..........               $321,343,389
                                             ============





(a)  Securities are valued at fair value as
     determined in good faith by the Trust's
     Pricing and Investment Committee in
     accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of
     Investments)
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c)  Non-income producing security.
(d) Amount shown represents less than 0.05% of net assets.
(e)  Company has filed for insolvency.
(f) Investments of cash collateral for securities loaned.
(g)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(h) The rate shown is the annualized seven-day yield at period end.


REIT = Real Estate Investment Trust

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF June 30, 2011*

                                                     PERCENT OF
INDUSTRY**                                           NET ASSETS
----------                                           ----------
Retail REITs.......................................      27.6%
Real Estate Management & Development...............      17.0
Office REITs.......................................      14.7
Specialized REITs..................................      13.2
Diversified REITs..................................      11.9
Residential REITs..................................       9.8
Industrial REITs...................................       5.1
Diversified Capital Markets........................       0.3
Short Term Investments.............................      13.1
Other Assets & Liabilities.........................     (12.7)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for BGP Holdings
       PLC and Martinsa-Fadesa SA, which were Level 2 and part of the Diversified REITs and Real Estate Management & Development Industries, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.4%
AUSTRALIA -- 1.8%
Aristocrat Leisure, Ltd. .......   13,329   $    34,533
Crown, Ltd. ....................   12,898       123,311
Fairfax Media, Ltd. ............   60,739        63,727
Tatts Group, Ltd. ..............   36,559        93,936
                                            -----------
                                                315,507
                                            -----------
BELGIUM -- 0.5%
S.A. D'Ieteren NV...............    1,264        86,389
                                            -----------
CANADA -- 5.2%
Canadian Tire Corp., Ltd.
  (Class A).....................    1,735       113,438
Gildan Activewear, Inc. ........    2,111        74,348
Lululemon Athletica, Inc. (a)...      812        90,783
Magna International, Inc.
  (Class A).....................    3,134       169,348
Shaw Communications, Inc. ......    5,771       131,494
Thomson Reuters Corp. ..........    5,770       216,487
Tim Hortons, Inc. ..............    1,934        94,365
                                            -----------
                                                890,263
                                            -----------
CHINA -- 0.2%
Li Heng Chemical Fibre
  Technologies, Ltd. ...........  275,000        34,722
                                            -----------
FINLAND -- 0.9%
Nokian Renkaat Oyj..............    1,554        77,956
Sanoma Oyj......................    3,933        72,875
                                            -----------
                                                150,831
                                            -----------
FRANCE -- 12.3%
Accor SA........................    2,273       101,617
Compagnie Generale des
  Etablissements Michelin.......    2,106       205,920
Havas SA........................   14,580        77,812
Hermes International............      614       181,513
Lagardere SCA...................    1,793        75,739
LVMH Moet Hennessy Louis
  Vuitton SA....................    2,645       475,905
Peugeot SA......................    2,292       102,583
PPR.............................    1,021       181,780
Renault SA......................    2,175       128,928
Sodexo..........................    1,630       127,757
Valeo SA........................    1,301        88,805
Vivendi SA......................   13,032       362,301
                                            -----------
                                              2,110,660
                                            -----------
GERMANY -- 11.0%
Adidas AG.......................    2,557       202,788
Bayerische Motoren Werke AG.....    3,755       374,614
Daimler AG......................    9,634       724,931
Porsche Automobil Holding SE
  Preference Shares.............    1,066        84,541
ProSiebenSat.1 Media AG
  Preference Shares (a).........    1,601        45,380
TUI AG (a)......................    3,778        40,972
Volkswagen AG...................      614       112,789
Volkswagen AG Preference
  Shares........................    1,472       303,800
                                            -----------
                                              1,889,815
                                            -----------
HONG KONG -- 4.9%
Belle International
  Holdings, Ltd. ...............   53,000       111,704
Esprit Holdings, Ltd. ..........   16,832        52,348
Geely Automobile
  Holdings, Ltd. ...............   55,000        21,488
Giordano International, Ltd. ...  132,000       111,961
GOME Electrical Appliances
  Holdings,
  Ltd. .........................   97,000        38,769
Li & Fung, Ltd. ................   88,000       175,293
Sands China, Ltd. (a)...........   34,400        92,839
Shangri-La Asia, Ltd. ..........   22,500        55,055
SJM Holdings, Ltd. .............   33,000        78,119
Skyworth Digital
  Holdings, Ltd. ...............   24,887        14,936
Wynn Macau, Ltd. ...............   24,400        79,491
                                            -----------
                                                832,003
                                            -----------
ITALY -- 1.9%
Fiat SpA........................   10,028       110,061
Lottomatica SpA (a).............    3,322        64,444
Mediaset SpA....................   11,341        53,307
Pirelli & C. SpA................    8,965        96,834
                                            -----------
                                                324,646
                                            -----------
JAPAN -- 31.2%
Aisin Seiki Co., Ltd. ..........    3,200       122,833
Aoyama Trading Co., Ltd. .......    5,500        94,255
Benesse Holdings, Inc. .........    2,200        94,118
Bridgestone Corp. ..............    8,700       198,863
Casio Computer Co., Ltd. .......    5,400        37,779
DeNA Co., Ltd. .................    2,200        94,118
Denso Corp. ....................    4,400       162,467
Dentsu, Inc. ...................    4,300       126,189
Fast Retailing Co., Ltd. .......    1,100       176,659
Fuji Heavy Industries, Ltd. ....   11,000        84,720
Gunze, Ltd. ....................   21,000        70,988
Honda Motor Co., Ltd. ..........   15,400       588,274
Isetan Mitsukoshi
  Holdings, Ltd. ...............    7,500        72,901
Isuzu Motors, Ltd. .............   22,000       103,244
Mazda Motor Corp. (a)...........   21,000        54,866
Mitsubishi Motors Corp. (a).....   45,000        54,606
Namco Bandai Holdings, Inc. ....    5,400        64,591
Nikon Corp. ....................    5,500       128,647
Nissan Motor Co., Ltd. .........   22,000       229,371
Panasonic Corp. ................   19,600       237,841
PARIS MIKI HOLDINGS, Inc. ......    5,500        52,780
Rakuten, Inc. ..................       87        89,521
Resorttrust, Inc. ..............    5,500        68,784
Sekisui Chemical Co., Ltd. .....   11,000        93,301
Sekisui House, Ltd. ............   11,000       101,610
Sharp Corp. ....................   11,000        99,567
Shimano, Inc. ..................    2,200       120,270
Sony Corp. .....................    9,800       256,892
Stanley Electric Co., Ltd. .....    3,300        57,411
Sumitomo Forestry Co., Ltd. ....    9,700        88,280
Suzuki Motor Corp. .............    5,300       118,456
Toyobo Co., Ltd. ...............   45,000        65,750
Toyota Industries Corp. ........    3,100       101,529
Toyota Motor Corp. .............   27,400     1,119,614
Yamada Denki Co., Ltd. .........    1,410       114,008
                                            -----------
                                              5,345,103
                                            -----------
LUXEMBOURG -- 0.6%
SES.............................    3,930       110,283
                                            -----------
NETHERLANDS -- 1.6%
Reed Elsevier NV................   10,217       137,095
Wolters Kluwer NV...............    5,831       129,178
                                            -----------
                                                266,273
                                            -----------
NORWAY -- 0.5%
Schibsted ASA...................    2,425        77,829
                                            -----------

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SINGAPORE -- 1.2%
Genting Singapore PLC (a).......   66,000   $   103,763
Singapore Press
  Holdings, Ltd. ...............   33,000       104,839
                                            -----------
                                                208,602
                                            -----------
SOUTH KOREA -- 5.6%
Hyundai Mobis...................      645       241,652
Hyundai Motor Co. ..............    1,857       412,222
Kia Motors Corp. ...............    2,131       144,309
LG Electronics, Inc. ...........      947        73,532
Lotte Shopping Co., Ltd. .......      174        82,954
                                            -----------
                                                954,669
                                            -----------
SPAIN -- 1.5%
Industria de Diseno Textil SA...    2,439       222,214
NH Hoteles SA (a)...............    5,745        43,063
                                            -----------
                                                265,277
                                            -----------
SWEDEN -- 2.7%
Electrolux AB...................    5,339       127,678
Hennes & Mauritz AB (Class B)...    9,530       329,394
                                            -----------
                                                457,072
                                            -----------
SWITZERLAND -- 2.5%
Compagnie Financiere
  Richemont SA..................    2,695       176,199
The Swatch Group AG.............      494       248,643
                                            -----------
                                                424,842
                                            -----------
UNITED KINGDOM -- 12.2%
British Sky Broadcasting
  Group PLC.....................   14,602       198,443
Burberry Group PLC..............    5,811       135,275
Carnival PLC....................    2,926       113,352
Compass Group PLC...............   22,821       220,194
GKN PLC.........................   20,192        75,143
Home Retail Group PLC...........   16,119        42,363
Informa PLC.....................   10,235        71,002
ITV PLC (a).....................   47,021        53,975
Kingfisher PLC..................   40,565       174,014
Marks & Spencer Group PLC.......   20,914       121,345
Next PLC........................    3,529       131,726
Pearson PLC.....................   12,878       243,138
Reed Elsevier PLC...............   15,260       138,665
Tui Travel PLC..................   16,383        59,022
Whitbread PLC...................    4,193       108,716
WPP PLC.........................   15,543       194,638
                                            -----------
                                              2,081,011
                                            -----------
UNITED STATES -- 1.1%
Virgin Media, Inc. (b)..........    5,169       154,708
Virgin Media, Inc. (b)..........      868        26,268
                                            -----------
                                                180,976
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $14,991,545)............             17,006,773
                                            -----------
SHORT TERM INVESTMENT -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional
  Liquid
  Reserves Fund 0.15% (c)(d)
  (Cost $20,532)................   20,532        20,532
                                            -----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $15,012,077)............             17,027,305
OTHER ASSETS &
  LIABILITIES -- 0.5%...........                 85,383
                                            -----------
NET ASSETS -- 100.0%............            $17,112,688
                                            ===========





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(d) The rate shown is the annualized seven-day yield at period end.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Automobiles........................................      28.5%
Media..............................................      16.8
Textiles, Apparel & Luxury Goods...................      10.3
Hotels, Restaurants & Leisure......................      10.0
Auto Components....................................       9.3
Specialty Retail...................................       8.6
Household Durables.................................       6.6
Multiline Retail...................................       4.1
Leisure Equipment & Products.......................       1.8
Distributors.......................................       1.5
Internet & Catalog Retail..........................       1.3
Diversified Consumer Services......................       0.6
Short Term Investments.............................       0.1
Other Assets & Liabilities.........................       0.5
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 9.2%
Coca-Cola Amatil, Ltd. .........   18,281   $   223,508
Foster's Group, Ltd. ...........   48,615       268,043
Treasury Wine Estates,
  Ltd. (a)......................   13,673        49,770
Wesfarmers, Ltd. ...............   21,010       716,412
Woolworths, Ltd. ...............   23,404       695,313
                                            -----------
                                              1,953,046
                                            -----------
BELGIUM -- 4.4%
Anheuser-Busch InBev NV.........   12,688       735,827
Anheuser-Busch InBev NV -- VVPR
  Strip (a).....................    2,040            12
Delhaize Group..................    2,708       202,984
                                            -----------
                                                938,823
                                            -----------
CANADA -- 2.4%
Loblaw Cos., Ltd. ..............    4,431       178,829
Shoppers Drug Mart Corp. .......    5,482       225,505
Viterra, Inc. ..................    9,631       104,583
                                            -----------
                                                508,917
                                            -----------
CHINA -- 0.5%
Hengan International Group
  Co., Ltd. ....................   13,000       116,614
                                            -----------
DENMARK -- 1.2%
Carlsberg A/S (Class B).........    2,355       256,118
                                            -----------
FINLAND -- 0.7%
Kesko Oyj (Class B).............    3,025       140,696
                                            -----------
FRANCE -- 10.2%
Carrefour SA (a)................    8,916       366,088
Casino Guichard-Perrachon SA....    1,547       145,790
Danone..........................   10,606       791,152
L'Oreal SA......................    3,907       507,318
Pernod -- Ricard SA.............    3,614       356,146
                                            -----------
                                              2,166,494
                                            -----------
GERMANY -- 2.4%
Beiersdorf AG...................    2,471       160,320
Henkel AG & Co. KGaA Preference
  Shares........................    4,924       341,747
                                            -----------
                                                502,067
                                            -----------
HONG KONG -- 0.4%
Pacific Andes International
  Holdings, Ltd. ...............  194,346        24,476
Vitasoy International
  Holdings, Ltd. ...............   78,000        62,751
                                            -----------
                                                 87,227
                                            -----------
IRELAND -- 0.5%
Kerry Group PLC (Class A).......    2,315        95,708
                                            -----------
ITALY -- 0.9%
Parmalat SpA (a)................   52,789       198,535
                                            -----------
JAPAN -- 11.6%
Aeon Co., Ltd. .................   14,005       167,866
Ajinomoto Co., Inc. ............   12,728       150,195
Asahi Breweries, Ltd. ..........   11,482       229,611
Japan Tobacco, Inc. ............       90       344,911
Kao Corp. ......................   12,774       333,744
Kirin Holdings Co., Ltd. .......   12,739       176,510
Lawson, Inc. ...................    3,824       199,581
Nichirei Corp. .................   25,388       107,827
Oenon Holdings, Inc. ...........   25,000        56,030
Seven & I Holdings Co., Ltd. ...   12,777       341,258
Shiseido Co., Ltd. .............   10,193       189,194
Unicharm Corp. .................    1,300        56,501
UNY Co., Ltd. ..................   10,200        94,093
                                            -----------
                                              2,447,321
                                            -----------
LUXEMBOURG -- 0.2%
Oriflame Cosmetics SA SDR.......      765        37,740
                                            -----------
NETHERLANDS -- 7.1%
Heineken NV.....................    5,056       303,993
Koninklijke Ahold NV............   21,139       283,988
Unilever NV.....................   27,692       907,573
                                            -----------
                                              1,495,554
                                            -----------
NORWAY -- 0.3%
Marine Harvest..................   77,262        62,294
                                            -----------
SINGAPORE -- 1.7%
Golden Agri-Resources, Ltd. ....  166,105        92,010
Olam International, Ltd. .......   13,590        30,111
Wilmar International, Ltd. .....   52,000       229,586
                                            -----------
                                                351,707
                                            -----------
SPAIN -- 0.8%
Ebro Puleva SA..................    7,249       167,424
SOS Corp. Alimentaria SA (a)....    7,379         5,670
                                            -----------
                                                173,094
                                            -----------
SWEDEN -- 0.9%
Swedish Match AB................    5,889       197,947
                                            -----------
SWITZERLAND -- 17.2%
Lindt & Spruengli AG............       64       199,145
Nestle SA.......................   55,485     3,443,101
                                            -----------
                                              3,642,246
                                            -----------
UNITED KINGDOM -- 27.2%
British American Tobacco PLC....   29,963     1,313,724
Diageo PLC......................   40,834       834,540
Imperial Tobacco Group PLC......   17,013       565,663
J Sainsbury PLC.................   26,884       142,172
Reckitt Benckiser Group PLC.....   10,468       578,122
SABMiller PLC...................   13,328       486,043
Tate & Lyle PLC.................   12,311       121,751
Tesco PLC.......................  122,897       793,166
Unilever PLC....................   22,493       724,395
William Morrison
  Supermarkets PLC..............   42,377       202,538
                                            -----------
                                              5,762,114
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $19,686,769)............             21,134,262
                                            -----------
WARRANT -- 0.0% (B)
SINGAPORE -- 0.0% (B)
Golden Agri-Resources, Ltd.
  (expiring 7/23/12) (a)
  (Cost $0).....................    2,970           387
                                            -----------

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SHORT TERM INVESTMENT -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
State Street Institutional
  Liquid
  Reserves Fund 0.15% (c)(d)
  (Cost $5,293).................    5,293   $     5,293
                                            -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $19,692,062)............             21,139,942
OTHER ASSETS &
  LIABILITIES -- 0.2%...........                 47,713
                                            -----------
NET ASSETS -- 100.0%............            $21,187,655
                                            ===========





(a)  Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(d) The rate shown is the annualized seven-day yield at period end.


SDR = Swedish Depositary Receipt

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Food Products......................................      35.3%
Food & Staples Retailing...........................      23.3
Beverages..........................................      18.8
Tobacco............................................      11.4
Personal Products..................................       6.4
Household Products.................................       4.6
Short Term Investments.............................       0.0***
Other Assets & Liabilities.........................       0.2
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 5.4%
Origin Energy, Ltd. ............   12,103   $   204,599
Paladin Energy, Ltd. (a)........   10,439        28,164
Santos, Ltd. ...................   15,102       218,917
Woodside Petroleum, Ltd. .......    7,722       338,954
WorleyParsons, Ltd. ............    4,310       130,307
                                            -----------
                                                920,941
                                            -----------
AUSTRIA -- 0.7%
OMV AG..........................    2,803       122,426
                                            -----------
BERMUDA -- 0.7%
Seadrill, Ltd. .................    3,602       127,486
                                            -----------
CANADA -- 29.0%
ARC Resources, Ltd. ............    3,200        82,926
Athabasca Oil Sands Corp. (a)...    6,363       100,215
Baytex Energy Corp. ............    1,300        71,014
Bonavista Energy Corp. .........    3,719       110,094
Cameco Corp. ...................    6,323       166,674
Canadian Natural
  Resources, Ltd. ..............   12,862       538,815
Canadian Oil Sands, Ltd. .......    4,120       118,806
Cenovus Energy, Inc. ...........   11,045       416,577
Chinook Energy, Inc. (a)........   12,006        21,024
Crescent Point Energy Corp. ....    2,671       123,352
Enbridge, Inc. .................   11,048       358,994
EnCana Corp. ...................   11,045       340,815
Enerplus Corp. .................    3,516       110,934
Husky Energy, Inc. .............    4,919       134,048
Imperial Oil, Ltd. .............    2,846       132,465
MEG Energy Corp. (a)............    1,418        73,934
Nexen, Inc. ....................    8,433       189,963
Niko Resources, Ltd. ...........    1,189        74,179
Pacific Rubiales Energy Corp. ..    3,367        90,184
Penn West Petroleum, Ltd. ......    4,217        97,328
Petrobank Energy & Resources,
  Ltd. (a)......................    1,637        24,018
Provident Energy, Ltd. .........    1,059         9,459
Suncor Energy, Inc. ............   18,612       728,975
Talisman Energy, Inc. ..........   12,054       247,425
TransCanada Corp. ..............    9,294       407,834
Uranium One, Inc. ..............    7,420        20,451
Vermilion Energy, Inc. .........    3,254       171,955
                                            -----------
                                              4,962,458
                                            -----------
FINLAND -- 0.2%
Neste Oil Oyj...................    1,717        26,910
                                            -----------
FRANCE -- 11.2%
Bourbon SA......................    1,831        79,587
Compagnie Generale de
  Geophysique-Veritas (a).......    2,967       109,263
Technip SA......................    1,609       172,465
Total SA........................   26,754     1,546,916
                                            -----------
                                              1,908,231
                                            -----------
HONG KONG -- 0.0%
Mongolia Energy Co., Ltd. (a)...   72,000         8,420
                                            -----------
ITALY -- 6.2%
ENI SpA.........................   33,063       781,842
Saipem SpA......................    4,381       226,124
Saras SpA (a)...................   26,658        56,738
                                            -----------
                                              1,064,704
                                            -----------
JAPAN -- 3.0%
Idemitsu Kosan Co., Ltd. .......      300        31,798
Inpex Corp. ....................       26       190,589
JX Holdings, Inc. ..............   37,497       250,259
TonenGeneral Sekiyu K.K. .......    3,000        36,701
                                            -----------
                                                509,347
                                            -----------
LUXEMBOURG -- 1.3%
Acergy SA.......................    3,470        89,249
Tenaris SA......................    5,608       128,059
                                            -----------
                                                217,308
                                            -----------
NETHERLANDS -- 9.8%
Fugro NV........................      601        43,324
Royal Dutch Shell PLC
  (Class A).....................   42,451     1,511,633
SBM Offshore NV.................    4,460       117,946
                                            -----------
                                              1,672,903
                                            -----------
NORWAY -- 2.9%
Aker Solutions ASA..............    6,614       133,132
Petroleum Geo-Services ASA (a)..    3,602        51,760
StatoilHydro ASA................   12,286       312,791
                                            -----------
                                                497,683
                                            -----------
PAPUA NEW GUINEA -- 1.0%
Oil Search, Ltd. ...............   23,566       167,778
                                            -----------
PORTUGAL -- 0.4%
Galp Energia SGPS SA (Class B)..    2,943        70,191
                                            -----------
SPAIN -- 2.4%
Repsol YPF SA...................   11,864       411,792
                                            -----------
UNITED KINGDOM -- 25.6%
AMEC PLC........................    8,104       141,555
BG Group PLC....................   40,971       930,086
BP PLC..........................  218,239     1,606,981
Cairn Energy PLC (a)............   22,860       152,234
Ensco PLC ADR...................    1,726        91,996
Petrofac, Ltd. .................    1,643        39,935
Premier Oil PLC (a).............    6,892        49,415
Royal Dutch Shell PLC
  (Class B).....................   30,851     1,101,542
Tullow Oil PLC..................   13,790       274,526
                                            -----------
                                              4,388,270
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $16,331,550)............             17,076,848
                                            -----------
SHORT TERM INVESTMENT -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
State Street Institutional
  Liquid
  Reserves Fund 0.15% (c)(d)
  (Cost $2,370).................    2,370         2,370
                                            -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $16,333,920)............             17,079,218
OTHER ASSETS &
  LIABILITIES -- 0.2%...........                 27,985
                                            -----------
NET ASSETS -- 100.0%............            $17,107,203
                                            ===========





(a)  Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(d) The rate shown is the annualized seven-day yield at period end.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Oil, Gas & Consumable Fuels........................      90.5%
Energy Equipment & Services........................       9.3
Short Term Investments.............................       0.0***
Other Assets & Liabilities.........................       0.2
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.1%
AUSTRALIA -- 12.7%
AMP, Ltd. .......................   4,129   $   21,616
ASX, Ltd. .......................     564       18,386
Australia & New Zealand Banking
  Group, Ltd. ...................   5,896      138,870
Commonwealth Bank of Australia...   3,514      196,757
Macquarie Group, Ltd. ...........   1,047       35,029
National Australia Bank, Ltd. ...   5,056      138,680
QBE Insurance Group, Ltd. .......   2,902       53,594
Stockland........................  13,707       50,041
Westfield Group..................   6,669       61,831
Westfield Retail Trust...........   4,416       12,812
Westpac Banking Corp. ...........   7,299      173,946
                                            ----------
                                               901,562
                                            ----------
AUSTRIA -- 0.9%
Erste Group Bank AG..............     784       41,091
Sparkassen Immobilien AG (a).....   3,866       25,963
                                            ----------
                                                67,054
                                            ----------
BELGIUM -- 0.7%
Ageas............................   6,259       16,979
Dexia SA (a).....................   3,802       11,835
Groupe Bruxelles Lambert SA......     198       17,606
                                            ----------
                                                46,420
                                            ----------
BERMUDA -- 0.6%
Lancashire Holdings, Ltd. .......   3,954       41,420
                                            ----------
CANADA -- 13.6%
Bank of Montreal.................   1,464       93,064
Bank of Nova Scotia..............   2,463      148,275
Brookfield Asset Management, Inc.
  (Class A)......................   2,054       68,297
Canadian Imperial Bank of
  Commerce.......................     957       75,511
IGM Financial, Inc. .............   1,045       54,735
Manulife Financial Corp. ........   4,154       73,516
National Bank of Canada..........     695       56,329
Power Corp. of Canada............     690       19,225
Royal Bank of Canada.............   2,891      165,144
Sun Life Financial, Inc. ........   1,822       54,843
Toronto-Dominion Bank............   1,919      162,611
                                            ----------
                                               971,550
                                            ----------
DENMARK -- 1.0%
Danske Bank A/S (a)..............   2,736       50,656
Sydbank A/S......................   1,039       23,185
                                            ----------
                                                73,841
                                            ----------
FINLAND -- 0.9%
Pohjola Bank PLC.................   3,007       38,888
Technopolis Oyj..................   5,036       27,892
                                            ----------
                                                66,780
                                            ----------
FRANCE -- 6.3%
AXA SA...........................   4,279       97,215
BNP Paribas......................   2,348      181,208
Credit Agricole SA...............   2,415       36,310
Societe Generale.................   1,462       86,737
Unibail-Rodamco SE...............     208       48,085
                                            ----------
                                               449,555
                                            ----------
GERMANY -- 6.2%
Allianz SE.......................   1,087      151,815
Commerzbank AG (a)...............   3,446       14,834
Deutsche Bank AG.................   1,924      113,672
Deutsche Beteiligungs AG.........   1,458       41,115
Deutsche Boerse AG...............     532       40,417
Muenchener Rueckversicherungs-
  Gesellschaft AG................     509       77,819
                                            ----------
                                               439,672
                                            ----------
HONG KONG -- 5.2%
AIA Group, Ltd. (a)..............   9,600       33,249
Bank of East Asia, Ltd. .........  10,994       45,142
Cheung Kong Holdings, Ltd. ......   3,967       58,017
Hang Lung Properties, Ltd. ......   7,922       32,477
Hong Kong Exchanges and
  Clearing, Ltd. ................   2,206       46,239
New World Development
  Co., Ltd. .....................  20,267       30,630
Sun Hung Kai Properties, Ltd. ...   4,038       58,796
The Link REIT....................   5,043       17,207
Wharf Holdings, Ltd. ............   6,933       48,158
                                            ----------
                                               369,915
                                            ----------
IRELAND -- 0.6%
Willis Group Holdings PLC........   1,007       41,398
                                            ----------
ITALY -- 3.8%
Assicurazioni Generali SpA.......   2,916       61,514
Banca Monte dei Paschi di Siena
  SpA (b)........................  18,756       14,208
Banca Popolare dell'Etruria e del
  Lazio Scrl (a).................   5,524       15,978
Banco Popolare Societa
  Cooperativa....................   6,030       13,892
Intesa Sanpaolo SpA..............  28,823       76,725
UBI Banca ScpA...................   2,876       16,187
UniCredit SpA....................  35,727       75,626
                                            ----------
                                               274,130
                                            ----------
JAPAN -- 11.4%
Chuo Mitsui Trust
  Holdings, Inc. ................  19,933       68,862
Daiwa House Industry Co., Ltd. ..   3,978       49,799
Daiwa Securities Group, Inc. ....   9,900       43,273
Mitsubishi Estate Co., Ltd. .....   3,957       68,890
Mitsubishi UFJ Financial
  Group, Inc. ...................  25,049      120,965
Mizuho Financial Group, Inc. ....  35,825       58,555
MS&AD Insurance Group
  Holdings, Inc. ................   1,486       34,519
NKSJ Holdings, Inc. .............   4,956       32,463
Nomura Holdings, Inc. ...........   9,896       48,524
ORIX Corp. ......................     347       33,471
Resona Holdings, Inc. ...........   3,956       18,516
Sumitomo Mitsui Financial
  Group, Inc. ...................   2,869       87,676
T&D Holdings, Inc. ..............   1,484       35,005
The Dai-ichi Life Insurance
  Co., Ltd. .....................      18       25,030
Tokai Tokyo Financial
  Holdings, Inc. ................   7,922       23,836
Tokio Marine Holdings, Inc. .....   2,179       60,573
                                            ----------
                                               809,957
                                            ----------
NETHERLANDS -- 1.6%
Aegon NV (a).....................   3,679       25,091
ING Groep NV (a).................   7,000       86,154
                                            ----------
                                               111,245
                                            ----------
NEW ZEALAND -- 0.6%
AMP NZ Office Trust..............  60,407       42,407
                                            ----------
NORWAY -- 0.5%
Sparebanken Rogaland.............   3,627       34,814
                                            ----------
PORTUGAL -- 0.1%
Banif SGPS SA (a)................  11,687       10,556
                                            ----------

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SINGAPORE -- 2.7%
CapitaLand, Ltd. ................   7,922   $   18,779
Hong Leong Finance, Ltd. ........  13,867       31,403
Oversea-Chinese Banking
  Corp., Ltd. ...................  11,196       85,365
United Overseas Bank, Ltd. ......   3,355       53,785
                                            ----------
                                               189,332
                                            ----------
SOUTH KOREA -- 1.1%
KB Financial Group, Inc. ADR.....     771       36,854
Shinhan Financial Group Co.,
  Ltd. ADR.......................     453       43,465
                                            ----------
                                                80,319
                                            ----------
SPAIN -- 5.6%
Banco Bilbao Vizcaya
  Argentaria SA..................   9,382      110,044
Banco de Sabadell SA.............   6,080       25,123
Banco Popular Espanol SA.........   4,525       25,462
Banco Santander SA...............  16,935      195,517
Bolsas y Mercados Espanoles......     689       20,503
Realia Business SA (a)...........   6,651       16,489
Reyal Urbis SA (a)...............   5,372        7,166
                                            ----------
                                               400,304
                                            ----------
SWEDEN -- 2.7%
Investor AB......................   1,075       24,703
Nordea Bank AB...................   7,084       76,340
Skandinaviska Enskilda Banken AB
  (Class A)......................   5,563       45,579
Svenska Handelsbanken AB
  (Class A)......................   1,566       48,419
                                            ----------
                                               195,041
                                            ----------
SWITZERLAND -- 5.9%
Credit Suisse Group AG (a).......   2,394       92,974
GAM Holding AG (a)...............     861       14,111
Julius Baer Group, Ltd. (a)......     717       29,574
Swiss Re Ltd. (a)................   1,005       56,349
UBS AG (a).......................   7,086      129,012
Valiant Holding AG...............      49        7,333
Zurich Financial Services
  AG (a).........................     352       88,878
                                            ----------
                                               418,231
                                            ----------
UNITED KINGDOM -- 14.4%
Aviva PLC........................   7,368       51,929
Barclays PLC.....................  21,913       90,220
British Land Co. PLC.............   3,959       38,708
HSBC Holdings PLC................  36,029      357,700
Land Securities Group PLC........   3,293       45,069
Lloyds Banking Group PLC (a).....  79,455       62,505
Man Group PLC....................   5,902       22,457
Old Mutual PLC...................  10,674       22,860
Provident Financial PLC..........   2,065       31,926
Prudential PLC...................   6,928       80,082
Resolution, Ltd. ................   3,327       15,703
Royal Bank of Scotland Group
  PLC (a)........................  41,646       25,715
RSA Insurance Group PLC..........  17,259       37,379
Standard Chartered PLC...........   4,370      114,919
Standard Life PLC................   8,989       30,378
                                            ----------
                                             1,027,550
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $8,169,313)..............            7,063,053
                                            ----------
RIGHTS -- 0.0% (C)
ITALY -- 0.0% (C)
Banca Monte dei Paschi di Siena
  SpA (a)(b).....................  18,756        1,441
                                            ----------
SPAIN -- 0.0% (C)
Banco Popular Espanol SA
  (expiring 7/14/11) (a).........   4,525          328
                                            ----------
TOTAL RIGHTS --
  (Cost $6,542)..................                1,769
                                            ----------
WARRANT -- 0.0% (C)
ITALY -- 0.0% (C)
UBI Banca ScpA
  (expiring 6/30/11) (a)
  (Cost $0)......................   1,679           69
                                            ----------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUNDS -- 0.5%
State Street Navigator Securities
  Lending Prime
  Portfolio (d)(e)...............  25,034       25,034
State Street Institutional Liquid
  Reserves Fund 0.15% (e)(f).....   6,216        6,216
                                            ----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $31,250).................               31,250
                                            ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $8,207,105)..............            7,096,141
OTHER ASSETS &
  LIABILITIES -- 0.4%............               29,294
                                            ----------
NET ASSETS -- 100.0%.............           $7,125,435
                                            ==========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(f) The rate shown is the annualized seven-day yield at period end.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Commercial Banks...................................      53.9%
Insurance..........................................      18.9
Capital Markets....................................       9.1
Real Estate Management & Development...............       7.7
Diversified Financial Services.....................       4.7
Real Estate Investment Trusts......................       3.9
Consumer Finance...................................       0.9
Short Term Investments.............................       0.5
Other Assets & Liabilities.........................       0.4
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.0%
AUSTRALIA -- 4.7%
Ansell, Ltd. ...................    4,581   $    69,446
Cochlear, Ltd. .................    1,596       123,025
CSL, Ltd. ......................   12,462       441,080
Primary Health Care, Ltd. ......   18,054        66,297
Ramsay Health Care, Ltd. .......    4,599        89,513
Sonic Healthcare, Ltd. .........   10,052       138,503
                                            -----------
                                                927,864
                                            -----------
BELGIUM -- 1.2%
ThromboGenics NV (a)............    2,699        72,432
UCB SA..........................    3,725       167,341
                                            -----------
                                                239,773
                                            -----------
CANADA -- 2.1%
SXC Health Solutions Corp. (a)..    1,818       107,317
Valeant Pharmaceuticals
  International, Inc. ..........    5,917       307,468
                                            -----------
                                                414,785
                                            -----------
DENMARK -- 5.8%
Coloplast A/S (Class B).........      660       100,194
H. Lundbeck A/S.................    3,123        82,133
Novo Nordisk A/S (Class B)......    7,206       904,147
William Demant Holding (a)......      778        70,199
                                            -----------
                                              1,156,673
                                            -----------
FINLAND -- 0.3%
Orion OYJ (Class B).............    2,710        69,820
                                            -----------
FRANCE -- 8.9%
bioMerieux......................      438        50,841
Essilor International SA........    4,413       357,850
Sanofi-Aventis SA...............   16,784     1,349,092
                                            -----------
                                              1,757,783
                                            -----------
GERMANY -- 10.2%
Bayer AG........................   12,098       972,433
Celesio AG......................    2,725        54,324
Fresenius Medical Care AG & Co.
  KGaA..........................    4,109       307,106
Fresenius SE....................    2,567       267,892
Gerresheimer AG.................    1,322        63,088
Merck KGaA......................    1,642       178,406
Rhoen-Klinikum AG...............    4,016        96,888
Stada Arzneimittel AG...........    2,078        81,345
                                            -----------
                                              2,021,482
                                            -----------
HONG KONG -- 0.3%
CK Life Sciences Int'l.,
  (Holdings), Inc. .............  924,000        56,999
                                            -----------
IRELAND -- 1.0%
Elan Corp. PLC (a)..............   13,972       162,018
ICON PLC (a)....................    1,622        35,275
                                            -----------
                                                197,293
                                            -----------
ISRAEL -- 3.7%
Teva Pharmaceutical
  Industries, Ltd. .............   15,430       741,910
                                            -----------
JAPAN -- 15.3%
Alfresa Holdings Corp. .........    1,400        54,086
Astellas Pharma, Inc. ..........    9,400       362,568
Chugai Pharmaceutical
  Co., Ltd. ....................    6,025        98,179
Daiichi Sankyo Co., Ltd. .......   14,400       279,762
Eisai Co., Ltd. ................    5,800       225,149
Hisamitsu Pharmaceutical
  Co., Inc. ....................    2,100        89,060
Kyowa Hakko Kirin Co., Ltd. ....   10,422        98,723
Medipal Holdings Corp. .........    5,900        52,016
Miraca Holdings, Inc. ..........    1,400        56,427
Mitsubishi Tanabe Pharma
  Corp. ........................    5,000        83,271
Olympus Corp. ..................    5,700       190,635
Ono Pharmaceutical Co., Ltd. ...    2,300       122,462
Santen Pharmaceutical
  Co., Ltd. ....................    2,200        88,806
Shionogi & Co., Ltd. ...........    7,200       117,236
Suzuken Co., Ltd. ..............    2,500        57,361
Sysmex Corp. ...................    2,200        82,269
Taisho Pharmaceutical
  Co., Ltd. ....................    2,000        44,824
Takeda Pharmaceutical
  Co., Ltd. ....................   14,400       662,407
Terumo Corp. ...................    3,700       198,607
Tsumura & Co. ..................    2,400        76,374
                                            -----------
                                              3,040,222
                                            -----------
NETHERLANDS -- 0.6%
QIAGEN NV (a)...................    6,372       122,132
                                            -----------
NEW ZEALAND -- 0.3%
Fisher & Paykel Healthcare
  Corp., Ltd. ..................   26,100        59,494
                                            -----------
SPAIN -- 0.5%
Grifols SA......................    4,735        95,012
                                            -----------
SWEDEN -- 1.6%
Elekta AB (Class B).............    2,325       110,390
Getinge AB (Class B)............    4,631       124,618
Meda AB (Class A)...............    7,025        76,595
                                            -----------
                                                311,603
                                            -----------
SWITZERLAND -- 25.7%
Actelion, Ltd. (a)..............    3,030       149,017
Galenica AG.....................      122        77,953
Lonza Group AG..................    1,326       103,623
Nobel Biocare Holding AG (a)....    3,396        69,130
Novartis AG.....................   40,311     2,465,578
Novartis AG ADR.................      382        23,344
Roche Holding AG (b)............      571       100,705
Roche Holding AG (b)............   10,088     1,685,726
Sonova Holding AG (a)...........    1,036        96,587
Straumann Holding AG............      283        68,061
Synthes, Inc. (c)...............    1,430       251,184
                                            -----------
                                              5,090,908
                                            -----------
UNITED KINGDOM -- 16.8%
AstraZeneca PLC.................   20,558     1,025,791
Genus PLC.......................    4,313        71,320
GlaxoSmithKline PLC.............   74,613     1,597,965
Hikma Pharmaceuticals PLC.......    3,298        40,240
Shire PLC.......................   12,409       387,484
Smith & Nephew PLC..............   20,508       218,949
                                            -----------
                                              3,341,749
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $17,995,263)............             19,645,502
                                            -----------

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SHORT TERM INVESTMENT -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)
  (Cost $45,510)................   45,510   $    45,510
                                            -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $18,040,773)............             19,691,012
OTHER ASSETS &
  LIABILITIES -- 0.8%...........                150,234
                                            -----------
NET ASSETS -- 100.0%............            $19,841,246
                                            ===========





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of June 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Pharmaceuticals....................................      74.4%
Health Care Equipment & Supplies...................      11.3
Health Care Providers & Services...................       6.7
Biotechnology......................................       5.1
Health Care Technology.............................       0.5
Chemicals..........................................       0.5
Life Sciences Tools & Services.....................       0.5
Short Term Investments.............................       0.2
Other Assets & Liabilities.........................       0.8
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 98.8%
AUSTRALIA -- 4.1%
Bradken, Ltd. ..................    9,101   $    77,558
Brambles, Ltd. .................   27,905       215,698
GWA International, Ltd. ........   59,818       176,113
Leighton Holdings, Ltd. ........    4,731       105,605
Qantas Airways, Ltd. (a)........   39,121        77,065
Seek, Ltd. .....................   15,155       104,489
Toll Holdings, Ltd. ............   20,951       108,786
Transurban Group................   37,643       210,772
                                            -----------
                                              1,076,086
                                            -----------
AUSTRIA -- 1.4%
Andritz AG......................    2,032       209,173
Zumtobel AG.....................    6,193       162,518
                                            -----------
                                                371,691
                                            -----------
BELGIUM -- 0.3%
Bekaert NV......................    1,012        77,031
                                            -----------
CANADA -- 5.3%
Bombardier, Inc. (Class B)......   23,858       171,809
CAE, Inc. ......................   10,627       143,257
Canadian National Railway Co. ..    7,137       570,457
Canadian Pacific
  Railway, Ltd. ................    3,009       187,599
Enerflex, Ltd. .................    3,794        48,786
SNC-Lavalin Group, Inc. ........    3,348       204,259
Toromont Industries, Ltd. ......    3,794        74,693
                                            -----------
                                              1,400,860
                                            -----------
DENMARK -- 1.8%
A P Moller -- Maersk A/S........       19       163,830
FLSmidth & Co. A/S..............    1,277       108,423
NKT Holding A/S.................    1,786       114,077
Vestas Wind Systems A/S (a).....    3,900        90,590
                                            -----------
                                                476,920
                                            -----------
FINLAND -- 2.7%
Kone Oyj (Class B)..............    4,556       286,217
Metso Oyj.......................    3,009       170,883
Wartsila Oyj....................    4,229       142,800
YIT Oyj.........................    4,375       109,355
                                            -----------
                                                709,255
                                            -----------
FRANCE -- 8.5%
Air France-KLM (a)..............    6,344        97,359
Alstom SA.......................    3,361       207,198
Bouygues SA.....................    4,465       196,246
Compagnie de Saint-Gobain.......    4,870       315,298
Eiffage SA......................    1,396        92,355
Safran SA.......................    2,538       108,368
Schneider Electric SA...........    3,293       550,005
Vallourec SA....................    1,647       200,560
Vinci SA........................    7,131       456,668
                                            -----------
                                              2,224,057
                                            -----------
GERMANY -- 10.3%
Deutsche Lufthansa AG...........    7,476       162,857
Deutsche Post AG................   11,614       223,111
GEA Group AG....................    4,061       145,341
Hochtief AG.....................    1,295       108,147
Kloeckner & Co. SE..............    3,852       115,913
MAN SE..........................    1,660       221,325
Pfeiffer Vacuum Technology AG...    1,065       133,517
SGL Carbon AG (a)...............    1,933       109,300
Siemens AG......................   10,798     1,482,573
                                            -----------
                                              2,702,084
                                            -----------
GREECE -- 0.3%
DryShips, Inc. (a)..............   17,743        74,343
                                            -----------
HONG KONG -- 3.2%
Cathay Pacific Airways, Ltd. ...   31,000        71,791
CNNC International, Ltd. (a)....  109,000        61,635
Hopewell Highway
  Infrastructure, Ltd. .........  223,000       145,586
Hutchison Whampoa, Ltd. ........   32,000       345,446
Noble Group, Ltd. ..............   86,000       138,009
Pacific Basin Shipping, Ltd. ...  138,000        78,743
                                            -----------
                                                841,210
                                            -----------
IRELAND -- 0.2%
DCC PLC.........................    2,151        61,265
                                            -----------
ITALY -- 0.8%
Ansaldo STS SpA.................    4,368        61,208
Autostrada Torino-Milano SpA....    4,200        61,564
Finmeccanica SpA................    6,943        84,003
                                            -----------
                                                206,775
                                            -----------
JAPAN -- 28.2%
Asahi Glass Co., Ltd. ..........   18,000       208,618
Central Japan Railway Co. ......       20       156,513
Daikin Industries, Ltd. ........    3,700       130,022
East Japan Railway Co. .........    5,100       290,490
FANUC Corp. ....................    2,900       480,461
Furukawa Electric Co., Ltd. ....   24,000        99,257
Futaba Corp. ...................    5,100        93,336
Hankyu Hanshin Holdings, Inc. ..   24,000        94,502
IHI Corp. ......................   54,000       138,410
ITOCHU Corp. ...................   21,400       220,731
Iwatani Corp. ..................   60,000       211,738
Kajima Corp. ...................   35,000        99,678
Kamigumi Co., Ltd. .............   22,000       204,581
Kawasaki Heavy
  Industries, Ltd. .............   51,000       201,449
Kawasaki Kisen Kaisha, Ltd. ....   22,000        76,275
Kokuyo Co., Ltd. ...............   15,700       116,448
Komatsu, Ltd. ..................   12,500       386,485
Kubota Corp. ...................   19,000       166,803
Marubeni Corp. .................   30,000       197,623
Meitic Corp. ...................    7,200       156,196
MISUMI Group, Inc. .............    5,900       151,737
Mitsubishi Corp. ...............   19,300       477,959
Mitsubishi Electric Corp. ......   30,000       345,468
Mitsubishi Heavy
  Industries, Ltd. .............   54,000       252,080
Mitsui & Co., Ltd. .............   21,800       373,591
Mitsui OSK Lines, Ltd. .........   19,000       101,399
NGK Insulators, Ltd. ...........    4,000        73,898
Nidec Corp. ....................    1,600       147,400
Nippon Sheet Glass Co., Ltd. ...   31,000        95,579
Nippon Yusen KK.................   23,000        84,869
Secom Co., Ltd. ................    5,000       238,051
SMC Corp. ......................      600       107,281
Sojitz Corp. ...................   49,700        92,311
Sumitomo Corp. .................   17,900       241,371
Sumitomo Electric
  Industries, Ltd. .............   12,700       183,518
Sumitomo Heavy
  Industries, Ltd. .............   18,000       124,369
THK Co., Ltd. ..................    5,500       138,930
Tokyu Corp. ....................   34,000       140,614

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Toyota Tsusho Corp. ............    6,000   $   102,006
Yamato Holdings Co., Ltd. ......   12,800       199,861
                                            -----------
                                              7,401,908
                                            -----------
NETHERLANDS -- 4.0%
Aalberts Industries NV..........    7,019       164,045
European Aeronautic Defence and
  Space
  Co. NV........................    6,852       229,285
Koninklijke BAM Groep NV........    6,239        39,041
Koninklijke Philips
  Electronics NV................   13,641       350,258
Randstad Holding NV.............    2,846       131,525
TNT Express NV (a)..............    7,014        72,730
TNT NV..........................    7,014        59,510
                                            -----------
                                              1,046,394
                                            -----------
NORWAY -- 0.5%
Orkla ASA.......................   12,242       117,048
                                            -----------
SINGAPORE -- 4.5%
Fraser and Neave, Ltd. .........   36,000       169,795
Haw Par Corp., Ltd. ............   54,000       263,930
Jardine Matheson
  Holdings, Ltd. ...............    4,460       255,736
Jardine Strategic
  Holdings, Ltd. ...............    2,500        76,500
K-Green Trust...................      800           691
Keppel Corp., Ltd. .............   21,200       191,346
Neptune Orient Lines, Ltd. .....   83,750       104,380
Singapore Airlines, Ltd. .......   11,000       127,061
                                            -----------
                                              1,189,439
                                            -----------
SPAIN -- 1.5%
Abertis Infraestructuras SA.....    5,128       114,533
ACS, Actividades de Construccion
  y
  Servicios SA..................    3,734       176,055
International Consolidated
  Airlines Group SA (a).........   27,510       112,049
                                            -----------
                                                402,637
                                            -----------
SWEDEN -- 6.1%
Alfa Laval AB...................    8,409       181,638
Atlas Copco AB (Class B)........   14,344       338,479
B&B Tools AB....................    5,395        83,789
Sandvik AB......................   15,278       268,513
Securitas AB (Class B)..........   11,434       121,315
Trelleborg AB (Class B).........   13,840       154,191
Volvo AB (Class A)..............   12,348       215,844
Volvo AB (Class B)..............   13,278       232,521
                                            -----------
                                              1,596,290
                                            -----------
SWITZERLAND -- 6.6%
ABB, Ltd. (a)...................   29,875       773,486
Adecco SA (a)...................    2,904       185,897
Geberit AG (a)..................      998       236,106
Kuehne & Nagel
  International AG..............    1,121       169,881
SGS SA..........................      118       223,667
Wolseley PLC....................    4,579       149,380
                                            -----------
                                              1,738,417
                                            -----------
UNITED KINGDOM -- 8.5%
Aggreko PLC (a).................    5,639       174,635
Babcock International
  Group PLC.....................    9,849       112,582
BAE Systems PLC.................   50,066       256,006
Capita Group PLC................   16,116       185,124
Charter International PLC.......    6,302        80,131
De La Rue PLC...................    6,532        80,172
Experian PLC....................   21,732       276,849
FirstGroup PLC..................   15,550        85,105
Intertek Group PLC..............    5,591       177,098
Invensys PLC....................   14,932        77,168
Rentokil Initial PLC (a)........   63,601        97,054
Rolls-Royce Holdings PLC (a)....   32,473       336,263
Serco Group PLC.................   14,111       125,167
Smiths Group PLC................    8,252       159,111
                                            -----------
                                              2,222,465
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $24,728,582)............             25,936,175
                                            -----------
SHORT TERM INVESTMENT -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional
  Liquid
  Reserves Fund 0.15% (b)(c)
  (Cost $44,812)................   44,812        44,812
                                            -----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $24,773,394)............             25,980,987
OTHER ASSETS &
  LIABILITIES -- 1.0%...........                263,101
                                            -----------
NET ASSETS -- 100.0%............            $26,244,088
                                            ===========





(a)  Non-income producing security.
(b)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(c) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Machinery..........................................      21.4%
Industrial Conglomerates...........................      13.6
Electrical Equipment...............................      10.8
Trading Companies & Distributors...................       9.7
Construction & Engineering.........................       6.5
Professional Services..............................       5.5
Road & Rail........................................       5.4
Aerospace & Defense................................       5.1
Commercial Services & Supplies.....................       4.9
Building Products..................................       4.4
Marine.............................................       3.3
Transportation Infrastructure......................       3.0
Air Freight & Logistics............................       2.5
Airlines...........................................       2.5
Energy Equipment & Services........................       0.2
Short Term Investments.............................       0.2
Other Assets & Liabilities.........................       1.0
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 17.5%
Alumina, Ltd. ..................   42,395   $    95,769
Amcor, Ltd. ....................   12,445        95,930
BHP Billiton, Ltd. .............   61,557     2,886,547
BlueScope Steel, Ltd. ..........   29,286        37,781
Boral, Ltd. ....................   37,211       175,287
Fortescue Metals Group, Ltd. ...   31,223       212,263
Iluka Resources, Ltd. ..........   29,596       531,682
Incitec Pivot, Ltd. ............   30,878       127,604
Mineral Deposits, Ltd. (a)......    2,348        14,278
Newcrest Mining, Ltd. ..........   10,783       435,335
OneSteel, Ltd. .................   39,353        77,943
Orica, Ltd. ....................   10,158       292,977
OZ Minerals, Ltd. ..............    8,986       126,989
Rio Tinto, Ltd. ................    8,218       730,162
Sims Metal Management, Ltd. ....    5,969       112,791
                                            -----------
                                              5,953,338
                                            -----------
AUSTRIA -- 0.9%
RHI AG..........................    4,435       133,842
Voestalpine AG..................    3,027       167,056
                                            -----------
                                                300,898
                                            -----------
BELGIUM -- 1.3%
Tessenderlo Chemie NV (a).......      116            54
Tessenderlo Chemie NV...........    4,434       191,059
Umicore.........................    4,544       247,779
                                            -----------
                                                438,892
                                            -----------
CANADA -- 18.1%
Agnico-Eagle Mines, Ltd. .......    3,696       233,532
Agrium, Inc. ...................    3,708       325,387
Alacer Gold Corp. (a)...........    3,089        25,862
Alamos Gold, Inc. ..............    1,929        31,920
AuRico Gold, Inc. (a)...........    1,660        18,232
Barrick Gold Corp. .............   18,403       835,009
Centerra Gold, Inc. ............    2,699        44,746
Detour Gold Corp. (a)...........      895        25,920
ECU Silver Mining, Inc. (a).....    9,440         8,999
Eldorado Gold Corp. ............   15,601       230,030
First Quantum Minerals, Ltd. ...    1,676       244,202
Goldcorp, Inc. .................   16,622       803,457
HudBay Minerals, Inc. ..........    3,886        57,982
IAMGOLD Corp. ..................    6,489       121,967
Inmet Mining Corp. .............    1,389        99,883
Ivanhoe Mines, Ltd. (a).........   10,997       277,688
Kinross Gold Corp. .............   20,848       328,997
Lundin Mining Corp. (a).........   14,458       110,858
New Gold, Inc. (a)..............    5,786        59,653
Osisko Mining Corp. (a).........    3,218        49,982
Pan American Silver Corp. ......    3,816       118,106
Potash Corp. of
  Saskatchewan, Inc. ...........   17,743     1,012,625
Quadra FNX Mining, Ltd. (a).....    4,901        72,720
SEMAFO, Inc. (a)................    7,714        59,068
Sherritt International Corp. ...    9,091        57,837
Silver Wheaton Corp. ...........    4,434       146,238
Sino-Forest Corp. (a)...........    3,587        11,893
Tanzanian Royalty Exploration
  Corp. (a).....................    3,089        20,036
Teck Resources, Ltd. (Class B)..   10,106       513,311
Teranga Gold Corp. (a)..........    5,384        14,295
Thompson Creek Metals Co.,
  Inc. (a)......................    2,455        24,497
Yamana Gold, Inc. ..............   13,710       159,957
                                            -----------
                                              6,144,889
                                            -----------
DENMARK -- 0.8%
Novozymes A/S...................    1,751       284,879
                                            -----------
FINLAND -- 1.8%
Rautaruukki Oyj.................    2,739        61,870
Stora Enso Oyj..................   23,772       249,360
UPM-Kymmene Oyj.................   16,787       306,910
                                            -----------
                                                618,140
                                            -----------
FRANCE -- 3.2%
Air Liquide SA..................    5,909       846,778
Eramet..........................       84        27,816
Lafarge SA......................    3,627       231,089
                                            -----------
                                              1,105,683
                                            -----------
GERMANY -- 9.9%
BASF SE.........................   15,496     1,518,086
HeidelbergCement AG.............    1,261        80,489
K+S AG..........................    3,642       279,858
Lanxess AG......................    4,113       337,519
Linde AG........................    3,073       538,656
Salzgitter AG...................    1,401       106,823
ThyssenKrupp AG.................    9,669       502,356
                                            -----------
                                              3,363,787
                                            -----------
HONG KONG -- 0.5%
AMVIG Holdings, Ltd. ...........   38,000        28,569
China Grand Forestry Green
  Resources Group, Ltd. (a).....  308,000         6,294
China Mining Resources Group,
  Ltd. (a)......................  220,000         3,280
China Rare Earth Holdings,
  Ltd. (a)......................  212,000        67,567
Fushan International Energy
  Group, Ltd. ..................   98,600        60,189
Sino Union Energy Investment
  Group, Ltd. (a)...............  200,000        18,249
                                            -----------
                                                184,148
                                            -----------
IRELAND -- 0.8%
CRH PLC.........................   13,117       290,400
                                            -----------
ISRAEL -- 0.3%
Israel Chemicals, Ltd. .........    7,370       116,967
                                            -----------
ITALY -- 0.3%
Buzzi Unicem SpA (a)............    7,374       102,689
                                            -----------
JAPAN -- 13.0%
Asahi Kasei Corp. ..............   43,833       293,088
Denki Kagaku Kogyo Kabushiki
  Kaisha........................   27,855       133,136
JFE Holdings, Inc. .............   11,356       309,914
JSR Corp. ......................    8,673       166,673
Kobe Steel, Ltd. ...............   90,641       204,268
Mitsubishi Chemical Holdings
  Corp. ........................   31,902       224,373
Mitsubishi Materials Corp. .....   43,866       136,877
Mitsui Chemicals, Inc. .........   39,876       144,178
Mitsui Mining & Smelting
  Co., Ltd. ....................   39,809       133,091
Nippon Steel Corp. .............  129,506       416,934
Nitto Denko Corp. ..............    6,176       310,865
Shin-Etsu Chemical Co., Ltd. ...    8,467       450,294
Sumitomo Chemical Co., Ltd. ....   41,838       207,221
Sumitomo Metal
  Industries, Ltd. .............   88,663       197,614
Sumitomo Metal Mining
  Co., Ltd. ....................   17,927       291,902
Taiheiyo Cement Corp. ..........   82,744       174,176
Teijin, Ltd. ...................   47,805       208,954

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Toray Industries, Inc. .........   41,838   $   306,688
Ube Industries, Ltd. ...........   43,866       130,903
                                            -----------
                                              4,441,149
                                            -----------
LUXEMBOURG -- 2.1%
APERAM..........................      980        31,727
ArcelorMittal...................   15,976       555,791
Ternium SA ADR..................    3,894       114,990
                                            -----------
                                                702,508
                                            -----------
NETHERLANDS -- 2.1%
Akzo Nobel NV...................    5,970       376,519
Koninklijke DSM NV..............    5,300       343,906
                                            -----------
                                                720,425
                                            -----------
NORWAY -- 1.0%
Norsk Hydro ASA.................   11,947        91,983
Yara International ASA..........    4,125       233,487
                                            -----------
                                                325,470
                                            -----------
PORTUGAL -- 0.4%
Semapa-Sociedade de Investimento
  e Gestao, SGPS, SA............   11,758       127,343
                                            -----------
SOUTH KOREA -- 2.3%
POSCO ADR.......................    7,138       775,329
                                            -----------
SPAIN -- 0.2%
Cementos Portland Valderrivas
  SA (a)........................    3,072        57,278
                                            -----------
SWEDEN -- 1.4%
Boliden AB......................   10,483       194,042
SSAB AB (Series A)..............    8,290       124,217
Svenska Cellulosa AB (Class B)..   10,390       146,628
                                            -----------
                                                464,887
                                            -----------
SWITZERLAND -- 6.1%
Givaudan SA (a).................      262       276,780
Holcim, Ltd. (a)................    4,616       347,845
Syngenta AG (a).................    2,177       733,768
Xstrata PLC.....................   32,240       709,885
                                            -----------
                                              2,068,278
                                            -----------
UNITED KINGDOM -- 15.6%
Anglo American PLC..............   24,401     1,209,516
Antofagasta PLC.................   12,412       277,780
BHP Billiton PLC................   40,928     1,611,158
Lonmin PLC......................    4,905       114,420
Randgold Resources, Ltd. .......    2,665       224,837
Rio Tinto PLC...................   24,654     1,777,375
Vedanta Resources PLC...........    2,618        88,012
                                            -----------
                                              5,303,098
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $31,931,087)............             33,890,475
                                            -----------
WARRANT -- 0.0% (B)
CANADA -- 0.0% (B)
Kinross Gold Corp. (expiring
  9/17/14) (a)
  (Cost $1,739).................      365           927
                                            -----------
SHORT TERM INVESTMENT -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional
  Liquid
  Reserves Fund 0.15% (c)(d)
  (Cost $31,248)................   31,248        31,248
                                            -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $31,964,074)............             33,922,650
OTHER ASSETS &
  LIABILITIES -- 0.3%...........                 96,980
                                            -----------
NET ASSETS -- 100.0%............            $34,019,630
                                            ===========





(a)  Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(d) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Metals & Mining....................................      60.7%
Chemicals..........................................      31.4
Construction Materials.............................       4.7
Paper & Forest Products............................       2.5
Containers & Packaging.............................       0.3
Short Term Investments.............................       0.1
Other Assets & Liabilities.........................       0.3
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 1.0%
Computershare, Ltd. ............   18,115   $   172,024
Iress Market Technology, Ltd. ..    9,018        86,988
                                            -----------
                                                259,012
                                            -----------
BELGIUM -- 0.6%
Barco NV........................    2,016       149,301
                                            -----------
CANADA -- 3.8%
Canadian Solar, Inc. (a)........    1,472        16,928
CGI Group, Inc. (Class A) (a)...   10,657       262,919
MacDonald, Dettwiler &
  Associates, Ltd. .............    2,431       137,634
Open Text Corp. (a).............    2,339       149,850
Research In Motion, Ltd. (a)....   13,898       401,488
                                            -----------
                                                968,819
                                            -----------
DENMARK -- 0.4%
SimCorp A/S.....................      526       103,777
                                            -----------
FINLAND -- 3.7%
F-Secure Oyj....................   23,496        83,801
Nokia Oyj.......................  108,863       705,522
Tieto Oyj.......................    5,188        87,780
Vaisala Oyj (Class A)...........    1,627        52,674
                                            -----------
                                                929,777
                                            -----------
FRANCE -- 4.8%
Alcatel-Lucent (a)..............   88,855       513,759
Atos Origin SA..................    1,894       106,985
Cap Gemini SA...................    4,663       273,130
Dassault Systemes SA............    1,472       125,298
Groupe Steria SCA...............    1,386        40,873
Neopost SA......................    1,237       106,245
UbiSoft Entertainment SA (a)....    4,710        47,207
                                            -----------
                                              1,213,497
                                            -----------
GERMANY -- 9.9%
Aixtron AG......................    4,231       144,340
Dialog Semiconductor PLC (a)....    1,798        32,742
Infineon Technologies AG........   34,259       385,045
Q-Cells SE (a)..................    3,667         7,012
SAP AG..........................   25,817     1,562,734
Software AG.....................    1,650        98,836
United Internet AG..............    7,716       162,156
Wincor Nixdorf AG...............    1,725       124,637
                                            -----------
                                              2,517,502
                                            -----------
HONG KONG -- 1.0%
ASM Pacific Technology, Ltd. ...   13,049       178,766
VTech Holdings, Ltd. ...........    7,371        87,197
                                            -----------
                                                265,963
                                            -----------
JAPAN -- 38.6%
Advantest Corp. ................    5,478        99,847
Alps Electric Co., Ltd. ........    9,463        95,146
Brother Industries, Ltd. .......    9,263       135,917
Canon, Inc. ....................   32,473     1,531,973
Citizen Holdings Co., Ltd. .....   11,355        67,348
CSK Corp. (a)...................    5,877        23,578
Dainippon Screen Manufacturing
  Co., Ltd. ....................   15,937       134,584
Elpida Memory, Inc. (a).........    6,176        71,885
FUJIFILM Holdings Corp. ........   13,148       406,846
Fujitsu, Ltd. ..................   54,784       310,687
Hirose Electric Co., Ltd. ......    1,494       152,064
Hitachi High-Technologies
  Corp. ........................    3,984        86,626
Hitachi, Ltd. ..................  114,549       670,897
Horiba, Ltd. ...................    3,586       115,448
Hoya Corp. .....................   11,355       249,428
Ibiden Co., Ltd. ...............    5,279       163,743
IT Holdings Corp. ..............    5,279        46,606
Japan Digital Laboratory
  Co., Ltd. ....................    4,383        51,558
Keyence Corp. ..................    1,494       420,673
Konami Corp. ...................    3,785        88,860
Konica Minolta Holdings, Inc. ..   16,933       140,270
Kyocera Corp. ..................    3,984       402,050
Mitsumi Electric Co., Ltd. .....    5,279        51,770
Murata Manufacturing
  Co., Ltd. ....................    5,379       356,335
NEC Corp. (a)...................   73,710       167,025
Nintendo Co., Ltd. .............    3,088       576,228
Nippon Electric Glass
  Co., Ltd. ....................   16,933       215,122
Nomura Research
  Institute, Ltd. ..............    5,279       114,718
NTT Data Corp. .................       53       174,632
Obic Co., Ltd. .................      588       109,140
Oki Electric Industry Co.,
  Ltd. (a)......................   56,776        52,024
Omron Corp. ....................    7,172       197,860
Ricoh Co., Ltd. ................   16,933       186,397
Rohm Co., Ltd. .................    3,586       204,033
Seiko Epson Corp. ..............    5,279        90,729
Sumco Corp. (a).................    5,478        91,707
Taiyo Yuden Co., Ltd. ..........    3,984        51,305
TDK Corp. ......................    3,785       206,685
Tokyo Electron, Ltd. ...........    5,279       285,652
Toshiba Corp. ..................  106,580       556,919
Trend Micro, Inc. ..............    3,187        98,222
Yahoo! Japan Corp. .............      492       168,143
Yamatake Corp. .................    3,586        79,437
Yaskawa Electric Corp. .........   16,933       188,284
Yokogawa Electric Corp. (a).....   12,849       108,666
                                            -----------
                                              9,797,067
                                            -----------
NETHERLANDS -- 3.3%
ASM International NV............    2,994       118,093
ASML Holding NV.................   12,538       461,726
Gemalto NV......................    3,599       172,064
VistaPrint NV (a)...............    1,782        85,269
                                            -----------
                                                837,152
                                            -----------
NORWAY -- 0.2%
Nordic Semiconductor ASA........    5,153        19,688
Renewable Energy Corp. ASA (a)..   17,353        29,998
                                            -----------
                                                 49,686
                                            -----------
SINGAPORE -- 1.2%
Flextronics International,
  Ltd. (a)......................   26,725       171,574
Venture Corp., Ltd. ............   18,925       131,655
                                            -----------
                                                303,229
                                            -----------
SOUTH KOREA -- 16.5%
LG Display Co., Ltd. ADR (b)....   25,714       361,282
Samsung Electronics Co.,
  Ltd. GDR......................    9,842     3,814,759
                                            -----------
                                              4,176,041
                                            -----------
SPAIN -- 1.4%
Amadeus IT Holding SA (a).......   10,526       218,386
Amper, SA (a)...................    8,308        42,159
Indra Sistemas SA...............    4,419        91,170
                                            -----------
                                                351,715
                                            -----------

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SWEDEN -- 5.1%
Telefonaktiebolaget LM Ericsson
  (Class B).....................   88,909   $ 1,285,014
                                            -----------
SWITZERLAND -- 1.6%
Logitech International SA (a)...    5,799        64,877
STMicroelectronics NV...........   26,377       262,727
Temenos Group AG (a)............    2,879        88,559
                                            -----------
                                                416,163
                                            -----------
UNITED KINGDOM -- 6.7%
ARM Holdings PLC................   54,644       515,842
Autonomy Corp. PLC (a)..........    7,286       199,673
Aveva Group PLC.................    3,484        95,815
Diploma PLC.....................   28,888       174,150
Logica PLC......................   63,479       136,563
Misys PLC (a)...................   29,472       198,727
Spectris PLC....................    6,778       173,237
The Sage Group PLC..............   44,300       205,470
                                            -----------
                                              1,699,477
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $23,837,714)............             25,323,192
                                            -----------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
MONEY MARKET FUNDS -- 0.7%
State Street Navigator
  Securities
  Lending Prime
  Portfolio (c)(d)..............  182,072       182,072
State Street Institutional
  Liquid
  Reserves Fund 0.15% (d)(e)....      100           100
                                            -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $182,172)...............                182,172
                                            -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $24,019,886)............             25,505,364
OTHER ASSETS &
  LIABILITIES -- (0.5)%.........               (129,702)
                                            -----------
NET ASSETS -- 100.0%............            $25,375,662
                                            ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2011.
(c) Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(e) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Semiconductors & Semiconductor
  Equipment........................................      27.1%
Electronic Equipment, Instruments &
  Components.......................................      21.9
Software...........................................      14.6
Communications Equipment...........................      11.9
Office Electronics.................................       8.3
IT Services........................................       7.7
Computers & Peripherals............................       6.1
Internet Software & Services.......................       2.2
Short Term Investments.............................       0.7
Other Assets & Liabilities.........................      (0.5)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 98.9%
AUSTRALIA -- 1.2%
Telstra Corp., Ltd. ............   36,436   $  112,734
                                            ----------
AUSTRIA -- 0.8%
Telekom Austria AG..............    5,691       72,610
                                            ----------
BELGIUM -- 1.9%
Belgacom SA.....................    2,732       97,421
Mobistar SA.....................      466       35,389
Telenet Group Holding NV (a)....      753       35,820
                                            ----------
                                               168,630
                                            ----------
CANADA -- 6.9%
BCE, Inc. ......................    3,746      147,180
Bell Aliant, Inc. ..............    1,705       50,739
Rogers Communications, Inc.
  (Class B).....................    6,315      249,569
TELUS Corp. (b).................    2,228      117,193
TELUS Corp. (b).................      956       52,599
                                            ----------
                                               617,280
                                            ----------
CHINA -- 0.2%
PCCW, Ltd. .....................   44,000       18,943
                                            ----------
FINLAND -- 0.6%
Elisa Oyj.......................    2,546       54,816
                                            ----------
FRANCE -- 5.1%
France Telecom SA...............   19,514      414,907
Iliad SA........................      310       41,588
                                            ----------
                                               456,495
                                            ----------
GERMANY -- 6.6%
Deutsche Telekom AG.............   36,788      576,840
Freenet AG......................    1,322       18,312
                                            ----------
                                               595,152
                                            ----------
ISRAEL -- 1.0%
Bezeq The Israeli
  Telecommunication
  Corp., Ltd. ..................   23,068       58,129
Cellcom Israel, Ltd. ...........      631       17,523
Partner Communications
  Co., Ltd. ....................    1,059       15,967
                                            ----------
                                                91,619
                                            ----------
ITALY -- 3.4%
Telecom Italia SpA (b)..........  132,841      184,799
Telecom Italia SpA (b)..........  100,861      117,352
                                            ----------
                                               302,151
                                            ----------
JAPAN -- 14.9%
KDDI Corp. .....................       40      285,785
Nippon Telegraph & Telephone
  Corp. ........................    6,600      315,862
NTT DoCoMo, Inc. ...............      183      324,034
Softbank Corp. .................   11,100      416,456
                                            ----------
                                             1,342,137
                                            ----------
LUXEMBOURG -- 1.4%
COLT Telecom Group SA (a).......   12,863       29,531
Millicom International
  Cellular SA...................      958      100,202
                                            ----------
                                               129,733
                                            ----------
NETHERLANDS -- 3.5%
Koninklijke (Royal) KPN NV......   21,433      311,678
                                            ----------
NEW ZEALAND -- 0.4%
Telecom Corporation of New
  Zealand, Ltd. ................   16,803       34,070
                                            ----------
NORWAY -- 1.8%
Telenor ASA.....................    9,725      160,136
                                            ----------
PORTUGAL -- 1.3%
Portugal Telecom SGPS SA........   12,226      121,192
                                            ----------
SINGAPORE -- 3.1%
Singapore Telecommunications,
  Ltd. (b)......................    6,000       15,396
Singapore Telecommunications,
  Ltd. (b)......................   93,000      239,394
StarHub, Ltd. ..................   12,000       27,273
                                            ----------
                                               282,063
                                            ----------
SOUTH KOREA -- 2.3%
KT Corp. ADR....................    4,519       87,850
SK Telecom Co., Ltd. ADR........    6,203      115,996
                                            ----------
                                               203,846
                                            ----------
SPAIN -- 13.4%
Telefonica SA...................   49,532    1,210,783
                                            ----------
SWEDEN -- 3.3%
Tele2 AB (Class B)..............    4,576       90,649
TeliaSonera AB..................   28,046      206,232
                                            ----------
                                               296,881
                                            ----------
SWITZERLAND -- 1.5%
Swisscom AG.....................      295      135,062
                                            ----------
UNITED KINGDOM -- 24.3%
BT Group PLC....................  105,881      342,523
Cable & Wireless
  Communications PLC............   37,202       24,201
Cable & Wireless Worldwide PLC..   37,202       27,516
Inmarsat PLC....................    7,113       63,493
Jazztel PLC (a).................    2,955       18,945
TalkTalk Telecom Group PLC......    6,227       14,296
Vodafone Group PLC..............  639,697    1,697,634
                                            ----------
                                             2,188,608
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $9,324,078).............             8,906,619
                                            ----------
SHORT TERM INVESTMENT -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional
  Liquid
  Reserves Fund 0.15% (c)(d)
  (Cost $3,305).................    3,305        3,305
                                            ----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $9,327,383).............             8,909,924
OTHER ASSETS &
  LIABILITIES -- 1.0%...........                92,711
                                            ----------
NET ASSETS -- 100.0%............            $9,002,635
                                            ==========





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(d) The rate shown is the annualized seven-day yield at period end.


ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Diversified Telecommunication Services.............      62.2%
Wireless Telecommunication Services................      36.7
Short Term Investments.............................       0.1
Other Assets & Liabilities.........................       1.0
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 2.7%
AGL Energy, Ltd. ................   7,570   $  118,730
APA Group........................  14,230       62,005
Envestra, Ltd. ..................  52,948       39,113
                                            ----------
                                               219,848
                                            ----------
AUSTRIA -- 0.7%
Verbund AG.......................   1,256       54,630
                                            ----------
CANADA -- 3.6%
ATCO, Ltd. (Class I).............     749       48,482
Canadian Utilities, Ltd.
  (Class A)......................     350       20,316
Emera, Inc. .....................   1,340       43,889
Fortis, Inc. ....................   3,233      108,370
TransAlta Corp. .................   3,651       77,892
                                            ----------
                                               298,949
                                            ----------
FINLAND -- 2.1%
Fortum Oyj.......................   5,942      172,042
                                            ----------
FRANCE -- 12.7%
EDF SA...........................   3,589      141,041
GDF Suez.........................  18,206      666,102
Sechilienne-Sidec SA.............     623       15,446
Suez Environnement Co. ..........   3,026       60,346
Veolia Environnement.............   5,418      152,785
                                            ----------
                                             1,035,720
                                            ----------
GERMANY -- 13.0%
E.ON AG..........................  25,134      713,687
RWE AG...........................   6,276      347,910
                                            ----------
                                             1,061,597
                                            ----------
HONG KONG -- 6.5%
CLP Holdings, Ltd. ..............  23,500      208,235
Hong Kong & China Gas
  Co., Ltd. .....................  74,910      170,205
Hongkong Electric
  Holdings, Ltd. ................  20,500      155,174
                                            ----------
                                               533,614
                                            ----------
ITALY -- 11.4%
A2A SpA..........................  27,125       42,237
Enel Green Power SpA.............  18,500       51,016
Enel SpA.........................  86,674      565,992
Hera SpA.........................  14,753       31,229
Snam Rete Gas SpA................  22,611      133,884
Terna Rete Elettrica
  Nationale SpA..................  22,784      105,905
                                            ----------
                                               930,263
                                            ----------
JAPAN -- 14.3%
Chubu Electric Power Co., Inc. ..   8,588      166,953
Electric Power Development
  Co., Ltd. .....................   2,300       61,943
Hokkaido Electric Power
  Co., Inc. .....................   2,100       34,766
Hokuriku Electric Power Co. .....   2,994       56,870
Kyushu Electric Power
  Co., Inc. .....................   6,292      112,736
Osaka Gas Co., Ltd. .............  31,958      120,693
Shikoku Electric Power
  Co., Inc. .....................   1,600       36,156
The Chugoku Electric Power
  Co., Inc. .....................   3,987       68,721
The Kansai Electric Power
  Co., Inc. .....................  10,198      202,041
The Tokyo Electric Power
  Co., Inc. .....................  16,499       66,601
Tohoku Electric Power
  Co., Inc. .....................   6,972      100,229
Tokyo Gas Co., Ltd. .............  30,958      139,150
                                            ----------
                                             1,166,859
                                            ----------
NEW ZEALAND -- 0.4%
Vector, Ltd. ....................  15,383       32,270
                                            ----------
PORTUGAL -- 1.2%
EDP -- Energias de Portugal SA...  27,945       99,224
                                            ----------
SOUTH KOREA -- 1.1%
Korea Electric Power Corp.
  ADR (a)........................   6,655       88,312
                                            ----------
SPAIN -- 11.0%
Acciona SA.......................     413       43,825
EDP Renovaveis SA (a)............   4,597       30,319
Enagas...........................   4,064       98,459
Gas Natural SDG SA...............   5,342      111,878
Iberdrola SA (a).................  57,100      508,060
Red Electrica Corporacion SA.....   1,821      109,897
                                            ----------
                                               902,438
                                            ----------
SWITZERLAND -- 0.2%
BKW FMB Energie AG...............     309       19,010
                                            ----------
UNITED KINGDOM -- 18.6%
Centrica PLC.....................  70,977      368,401
Drax Group PLC...................   5,335       43,125
International Power PLC..........  21,520      111,145
National Grid PLC................  46,137      453,683
Pennon Group PLC.................   6,147       68,884
Scottish & Southern Energy PLC...  12,891      288,293
Severn Trent PLC.................   3,861       91,244
United Utilities Group PLC.......   9,734       93,608
                                            ----------
                                             1,518,383
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $10,159,812).............            8,133,159
                                            ----------
SHORT TERM INVESTMENT -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
State Street Institutional Liquid
  Reserves Fund 0.15% (c)(d)
  (Cost $2,584)..................   2,584        2,584
                                            ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $10,162,396).............            8,135,743
OTHER ASSETS &
  LIABILITIES -- 0.5%............               40,580
                                            ----------
NET ASSETS -- 100.0%.............           $8,176,323
                                            ==========





(a)  Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c)  Affiliated Fund managed by SSgA Funds
     Management, Inc. (See accompanying Notes to
     Schedules of Investments)
(d) The rate shown is the annualized seven-day yield at period end.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2011*

                                                     PERCENT OF
INDUSTRY **                                          NET ASSETS
-----------                                          ----------
Electric Utilities.................................      52.2%
Multi-Utilities....................................      28.7
Gas Utilities......................................      10.7
Independent Power Producers & Energy
  Traders..........................................       4.8
Water Utilities....................................       3.1
Short Term Investments.............................       0.0***
Other Assets & Liabilities.........................       0.5
                                                        -----
TOTAL..............................................     100.0%
                                                        =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments.

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Funds' benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds' investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds' investments as of June 30, 2011:

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                LEVEL 2 --       LEVEL 3 --
                                             LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                               QUOTED           OBSERVABLE      UNOBSERVABLE
FUND                                           PRICES             INPUTS           INPUTS           TOTAL
----                                       --------------   -----------------   ------------   --------------
SPDR STOXX Europe 50 ETF.................  $   39,672,362       $       --        $     --     $   39,672,362
SPDR EURO STOXX 50 ETF...................     175,528,693               --              --        175,528,693
SPDR S&P Emerging Asia Pacific ETF.......     781,120,322               --*             --        781,120,322
SPDR S&P Russia ETF......................      85,627,499               --              --         85,627,499
SPDR S&P China ETF.......................     877,771,147               --*             --        877,771,147
SPDR S&P Emerging Markets ETF............     217,844,766               --*             --        217,844,766
SPDR S&P Emerging Markets Dividend ETF...      33,583,214               --              --         33,583,214
SPDR S&P BRIC 40 ETF.....................     590,248,628               --              --        590,248,628
SPDR S&P Emerging Europe ETF.............     244,578,863               --              --        244,578,863
SPDR S&P Emerging Latin America ETF......     220,848,769               --              --        220,848,769
SPDR S&P Emerging Middle East &
  Africa ETF.............................     145,761,568               --              --        145,761,568
SPDR S&P World ex-US ETF.................     153,205,989               --*             --        153,205,989
SPDR S&P International Small Cap ETF.....   1,036,275,914        3,246,333              --      1,039,522,247
SPDR Dow Jones International Real
  Estate ETF.............................   2,457,906,771               --*             --      2,457,906,771
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF................................      47,700,436               --              --         47,700,436
SPDR S&P Global Natural Resources ETF....     187,647,089               --              --        187,647,089
SPDR MSCI ACWI ex-US ETF.................     499,592,436               --              --        499,592,436
SPDR Russell/Nomura PRIME Japan ETF......      17,848,062               --              --         17,848,062
SPDR Russell/Nomura Small Cap Japan ETF..     143,379,458               --*             --        143,379,458
SPDR S&P International Dividend ETF......     637,530,056               --              --        637,530,056
SPDR S&P International Mid Cap ETF.......      51,054,622           90,892              --         51,145,514
SPDR S&P Emerging Markets Small Cap ETF..     824,132,985          367,297         689,744        825,190,026
SPDR Dow Jones Global Real Estate ETF....     362,031,008               --*             --        362,031,008
SPDR S&P International Consumer
  Discretionary Sector ETF...............      17,027,305               --              --         17,027,305
SPDR S&P International Consumer Staples
  Sector ETF.............................      21,139,942               --              --         21,139,942
SPDR S&P International Energy
  Sector ETF.............................      17,079,218               --              --         17,079,218
SPDR S&P International Financial
  Sector ETF.............................       7,096,141               --              --          7,096,141
SPDR S&P International Health Care
  Sector ETF.............................      19,691,012               --              --         19,691,012
SPDR S&P International Industrial
  Sector ETF.............................      25,980,987               --              --         25,980,987
SPDR S&P International Materials
  Sector ETF.............................      33,922,650               --              --         33,922,650
SPDR S&P International Technology
  Sector ETF.............................      25,505,364               --              --         25,505,364
SPDR S&P International Telecommunications
  Sector ETF.............................       8,909,924               --              --          8,909,924
SPDR S&P International Utilities
  Sector ETF.............................       8,135,743               --              --          8,135,743




 *    Fund held Level 2 securities that were valued at $0 at June 30, 2011.


The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2011:

                                                                                                                     NET CHANGE IN
                                                                REALIZED                                              UNREALIZED
                                                               GAIN (LOSS)                                           APPRECIATION/
                                                   ACCRUED     AND CHANGE                                           (DEPRECIATION)
                                       BALANCES   DISCOUNTS   IN UNREALIZED      NET        NET                    FROM INVESTMENTS
SPDR INDEX SHARES FUNDS - LEVEL 3         AT     (AMORTIZED   APPRECIATION/  PURCHASES/  TRANSFERS  BALANCE AS OF     STILL HELD
SECURITIES                              9/30/10   PREMIUMS)  (DEPRECIATION)    (SALES)   IN OR OUT     6/30/11        AT 6/30/11
---------------------------------      --------  ----------  --------------  ----------  ---------  -------------  ----------------
SPDR S&P Emerging Markets Small Cap
  ETF................................     $--        $--           $--           $--      $689,744     $689,744           $--
Real Estate Management &
  Development........................      --         --            --            --       222,862      222,862            --
Paper & Forest Products..............      --         --            --            --       466,882      466,882            --

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   LEVEL 2 --       LEVEL 3 --
                                                  LEVEL 1 --   OTHER SIGNIFICANT    SIGNIFICANT
                                                    QUOTED         OBSERVABLE      UNOBSERVABLE
FUND -- OTHER FINANCIAL INSTRUMENTS                 PRICES           INPUTS           INPUTS       TOTAL
-----------------------------------               ----------   -----------------   ------------   -------
SPDR S&P Emerging Markets ETF...................      $--           $93,128             $--       $93,128




 *    Other Financial Instruments are derviative instruments not reflected in the
      Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at June 30, 2011:

                                                 INTEREST    FOREIGN
                                                   RATE      EXCHANGE     CREDIT      EQUITY    COMMODITY     OTHER
                                                CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
                                                   RISK        RISK        RISK        RISK        RISK        RISK      TOTAL
                                                ---------   ---------   ---------   ---------   ---------   ---------   -------
SPDR S&P Emerging
  Markets ETF..............  Futures Contract      $--         $--         $--       $93,128       $--         $--      $93,128


TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class ("Liquid Reserves Fund"), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio ("Master Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio ("Prime Portfolio"), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2011 and for the period then ended are:

                                                            PURCHASED                      SOLD
                                       VALUE AT    --------------------------   --------------------------    VALUE AT
LIQUID RESERVES FUND                    9/30/10        COST          SHARES       PROCEEDS        SHARES       6/30/11    INCOME
--------------------                  ----------   ------------   -----------   ------------   -----------   ----------   ------
SPDR STOXX Europe 50 ETF...........   $   28,224   $  2,605,949     2,605,949   $  2,592,358     2,592,358   $   41,815   $   79
SPDR EURO STOXX 50 ETF.............       35,491      9,008,676     9,008,676      8,855,309     8,855,309      188,858      284
SPDR S&P Emerging Asia
  Pacific ETF......................    5,262,887     64,205,800    64,205,800     68,173,279    68,173,279    1,295,408    4,094
SPDR S&P Russia ETF................       27,492      6,586,022     6,586,022      6,222,488     6,222,488      391,026      334
SPDR S&P China ETF.................      581,308     15,427,406    15,427,406     15,661,177    15,661,177      347,537      964
SPDR S&P Emerging Markets ETF......    7,924,744     22,079,251    22,079,251     28,329,618    28,329,618    1,674,377    8,141
SPDR S&P Emerging Markets
  Dividend ETF.....................           --     11,382,397    11,382,397     11,382,297    11,382,297          100       56
SPDR S&P BRIC 40 ETF...............      721,997     13,722,907    13,722,907     14,444,804    14,444,804          100    1,796
SPDR S&P Emerging Europe ETF.......    1,082,787     15,805,113    15,805,113     16,887,800    16,887,800          100      923
SPDR S&P Emerging Latin
  America ETF......................          100     12,804,967    12,804,967     12,465,883    12,465,883      339,184      976
SPDR S&P Emerging Middle East &
  Africa ETF.......................      180,865      5,490,817     5,490,817      5,021,994     5,021,994      649,688      513
SPDR S&P World ex-US ETF...........       15,399      3,850,214     3,850,214      3,780,916     3,780,916       84,697      266
SPDR S&P International Small
  Cap ETF..........................      204,973     26,031,176    26,031,176     25,499,195    25,499,195      736,954    1,514
SPDR Dow Jones International Real
  Estate ETF.......................      185,468    112,552,747   112,552,747    112,263,509   112,263,509      474,706    4,829
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF...........       79,812      2,658,959     2,658,959      2,690,354     2,690,354       48,417      145
                                        REALIZED
LIQUID RESERVES FUND                  GAIN/(LOSS)
--------------------                  -----------
SPDR STOXX Europe 50 ETF...........       $--
SPDR EURO STOXX 50 ETF.............        --
SPDR S&P Emerging Asia
  Pacific ETF......................        --
SPDR S&P Russia ETF................        --
SPDR S&P China ETF.................        --
SPDR S&P Emerging Markets ETF......        --
SPDR S&P Emerging Markets
  Dividend ETF.....................        --
SPDR S&P BRIC 40 ETF...............        --
SPDR S&P Emerging Europe ETF.......        --
SPDR S&P Emerging Latin
  America ETF......................        --
SPDR S&P Emerging Middle East &
  Africa ETF.......................        --
SPDR S&P World ex-US ETF...........        --
SPDR S&P International Small
  Cap ETF..........................        --
SPDR Dow Jones International Real
  Estate ETF.......................        --
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF...........        --

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PURCHASED                      SOLD
                                      VALUE AT    --------------------------   --------------------------     VALUE AT
LIQUID RESERVES FUND                   9/30/10        COST          SHARES       PROCEEDS        SHARES       6/30/11     INCOME
--------------------                 ----------   ------------   -----------   ------------   -----------   -----------   ------
SPDR S&P Global Natural
  Resources ETF...................   $   15,911   $  5,562,552     5,562,552   $  5,318,899     5,318,899   $   259,564   $  248
SPDR MSCI ACWI ex-US ETF..........      445,786     16,792,779    16,792,779     17,238,465    17,238,465           100      783
SPDR Russell/Nomura PRIME
  Japan ETF.......................       47,675        349,109       349,109        371,757       371,757        25,027       36
SPDR Russell/Nomura Small Cap
  Japan ETF.......................       40,262      1,746,666     1,746,666      1,786,828     1,786,828           100      365
SPDR S&P International
  Dividend ETF....................       37,858     28,264,411    28,264,411     28,076,917    28,076,917       225,352      646
SPDR S&P International Mid
  Cap ETF.........................       17,129      1,126,516     1,126,516      1,122,021     1,122,021        21,624       52
SPDR S&P Emerging Markets Small
  Cap ETF.........................    2,644,711    223,122,798   223,122,798    215,387,732   215,387,732    10,379,777    5,765
SPDR Dow Jones Global Real
  Estate ETF......................      117,888     14,461,842    14,461,842     14,362,858    14,362,858       216,872      646
SPDR S&P International Consumer
  Discretionary Sector ETF........       37,365        648,252       648,252        665,085       665,085        20,532       32
SPDR S&P International Consumer
  Staples Sector ETF..............       32,839        379,424       379,424        406,970       406,970         5,293       26
SPDR S&P International Energy
  Sector ETF......................        3,231        287,171       287,171        288,032       288,032         2,370       12
SPDR S&P International Financial
  Sector ETF......................       45,993        265,690       265,690        305,467       305,467         6,216       14
SPDR S&P International Health Care
  Sector ETF......................        5,401        398,488       398,488        358,379       358,379        45,510       24
SPDR S&P International Industrial
  Sector ETF......................          100        627,874       627,874        583,162       583,162        44,812       38
SPDR S&P International Materials
  Sector ETF......................        3,440        451,421       451,421        423,613       423,613        31,248       20
SPDR S&P International Technology
  Sector ETF......................       12,357        231,485       231,485        243,742       243,742           100       25
SPDR S&P International
  Telecommunications Sector ETF...        4,471        590,665       590,665        591,831       591,831         3,305       35
SPDR S&P International Utilities
  Sector ETF......................       13,853        153,268       153,268        164,537       164,537         2,584        5
                                       REALIZED
LIQUID RESERVES FUND                 GAIN/(LOSS)
--------------------                 -----------
SPDR S&P Global Natural
  Resources ETF...................       $--
SPDR MSCI ACWI ex-US ETF..........        --
SPDR Russell/Nomura PRIME
  Japan ETF.......................        --
SPDR Russell/Nomura Small Cap
  Japan ETF.......................        --
SPDR S&P International
  Dividend ETF....................        --
SPDR S&P International Mid
  Cap ETF.........................        --
SPDR S&P Emerging Markets Small
  Cap ETF.........................        --
SPDR Dow Jones Global Real
  Estate ETF......................        --
SPDR S&P International Consumer
  Discretionary Sector ETF........        --
SPDR S&P International Consumer
  Staples Sector ETF..............        --
SPDR S&P International Energy
  Sector ETF......................        --
SPDR S&P International Financial
  Sector ETF......................        --
SPDR S&P International Health Care
  Sector ETF......................        --
SPDR S&P International Industrial
  Sector ETF......................        --
SPDR S&P International Materials
  Sector ETF......................        --
SPDR S&P International Technology
  Sector ETF......................        --
SPDR S&P International
  Telecommunications Sector ETF...        --
SPDR S&P International Utilities
  Sector ETF......................        --



                                                            PURCHASED                     SOLD
                                        VALUE AT    -------------------------  -------------------------    VALUE AT
PRIME PORTFOLIO                          9/30/10        COST         SHARES      PROCEEDS       SHARES       6/30/11     INCOME
---------------                       ------------  ------------  -----------  ------------  -----------  ------------  --------
SPDR STOXX Europe 50 ETF............  $         --  $ 18,295,469   18,295,469  $ 18,118,531   18,118,531  $    176,938  $ 34,698
SPDR EURO STOXX 50 ETF..............     2,638,555   101,855,087  101,855,087   100,533,720  100,533,720     3,959,922   268,251
SPDR S&P Emerging Asia Pacific ETF..    39,876,959   204,360,518  204,360,518   173,537,216  173,537,216    70,700,261   138,373
SPDR S&P Russia ETF.................            --    16,518,308   16,518,308    15,890,056   15,890,056       628,252       591
SPDR S&P China ETF..................    81,587,164   337,802,377  337,802,377   275,184,751  275,184,751   144,204,790   384,006
SPDR S&P Emerging Markets ETF.......    16,982,427    72,804,117   72,804,117    70,510,668   70,510,668    19,275,876    45,818
SPDR S&P Emerging Markets
  Dividend ETF......................            --     3,442,404    3,442,404     2,006,524    2,006,524     1,435,880     1,416
SPDR S&P BRIC 40 ETF................    66,514,013   329,911,670  329,911,670   339,541,103  339,541,103    56,884,580    69,959
SPDR S&P Emerging Europe ETF........     5,750,349   117,449,828  117,449,828   114,962,940  114,962,940     8,237,237    42,452
SPDR S&P Emerging Latin
  America ETF.......................    37,791,628   183,109,736  183,109,736   197,867,569  197,867,569    23,033,795    70,249
SPDR S&P Emerging Middle East &
  Africa ETF........................     3,556,136    17,989,795   17,989,795    16,239,984   16,239,984     5,305,947    12,534
SPDR S&P World ex-US ETF............    11,131,537    44,204,488   44,204,488    44,160,098   44,160,098    11,175,927    87,540
SPDR S&P International Small
  Cap ETF...........................    54,714,094   197,580,471  197,580,471   164,116,187  164,116,187    88,178,378   584,578
SPDR Dow Jones International Real
  Estate ETF........................   112,065,820   586,521,810  586,521,810   524,032,388  524,032,388   174,555,242   871,553
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF............     8,314,380    41,221,372   41,221,372    44,232,101   44,232,101     5,303,651    48,283
SPDR S&P Global Natural
  Resources ETF.....................            --    61,581,874   61,581,874    45,209,208   45,209,208    16,372,666    23,701
SPDR MSCI ACWI ex-US ETF............    45,034,661   123,214,457  123,214,457   126,682,348  126,682,348    41,566,770   264,193
SPDR Russell/Nomura PRIME
  Japan ETF.........................     4,289,364     8,642,635    8,642,635    10,587,092   10,587,092     2,344,907     4,717
SPDR Russell/Nomura Small Cap
  Japan ETF.........................    17,896,056    54,107,902   54,107,902    51,094,153   51,094,153    20,909,805   395,350
SPDR S&P International
  Dividend ETF......................    22,773,247   204,715,142  204,715,142   164,692,807  164,692,807    62,795,582   523,689
SPDR S&P International Mid Cap ETF..     3,868,805    16,234,645   16,234,645    13,415,648   13,415,648     6,687,802    25,210
SPDR S&P Emerging Markets Small
  Cap ETF...........................    11,858,876    84,586,335   84,586,335    71,516,359   71,516,359    24,928,852   226,266
                                        REALIZED
PRIME PORTFOLIO                       GAIN/(LOSS)
---------------                       -----------
SPDR STOXX Europe 50 ETF............      $--
SPDR EURO STOXX 50 ETF..............       --
SPDR S&P Emerging Asia Pacific ETF..       --
SPDR S&P Russia ETF.................       --
SPDR S&P China ETF..................       --
SPDR S&P Emerging Markets ETF.......       --
SPDR S&P Emerging Markets
  Dividend ETF......................       --
SPDR S&P BRIC 40 ETF................       --
SPDR S&P Emerging Europe ETF........       --
SPDR S&P Emerging Latin
  America ETF.......................       --
SPDR S&P Emerging Middle East &
  Africa ETF........................       --
SPDR S&P World ex-US ETF............       --
SPDR S&P International Small
  Cap ETF...........................       --
SPDR Dow Jones International Real
  Estate ETF........................       --
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF............       --
SPDR S&P Global Natural
  Resources ETF.....................       --
SPDR MSCI ACWI ex-US ETF............       --
SPDR Russell/Nomura PRIME
  Japan ETF.........................       --
SPDR Russell/Nomura Small Cap
  Japan ETF.........................       --
SPDR S&P International
  Dividend ETF......................       --
SPDR S&P International Mid Cap ETF..       --
SPDR S&P Emerging Markets Small
  Cap ETF...........................       --

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PURCHASED                     SOLD
                                          VALUE AT   -------------------------  -------------------------    VALUE AT
PRIME PORTFOLIO                           9/30/10        COST         SHARES      PROCEEDS       SHARES      6/30/11     INCOME
---------------                         -----------  ------------  -----------  ------------  -----------  -----------  -------
SPDR Dow Jones Global Real
  Estate ETF..........................  $28,861,180  $136,488,713  136,488,713  $123,657,454  123,657,454  $41,692,439  $88,674
SPDR S&P International Consumer
  Discretionary Sector ETF............           --       399,904      399,904       399,904      399,904           --       58
SPDR S&P International Consumer
  Staples Sector ETF..................           --        67,838       67,838        67,838       67,838           --       --
SPDR S&P International Energy
  Sector ETF..........................           --        72,731       72,731        72,731       72,731           --       10
SPDR S&P International Financial
  Sector ETF..........................       13,054       248,935      248,935       236,955      236,955       25,034      212
SPDR S&P International Industrial
  Sector ETF..........................       91,074       351,209      351,209       442,283      442,283           --      660
SPDR S&P International Materials
  Sector ETF..........................        7,975     2,014,874    2,014,874     2,022,849    2,022,849           --      415
SPDR S&P International Technology
  Sector ETF..........................      198,250     1,679,806    1,679,806     1,695,984    1,695,984      182,072      567
SPDR S&P International
  Telecommunications Sector ETF.......       81,963       525,740      525,740       607,703      607,703           --      265
SPDR S&P International Utilities
  Sector ETF..........................       44,915       318,347      318,347       363,262      363,262           --       69
                                          REALIZED
PRIME PORTFOLIO                         GAIN/(LOSS)
---------------                         -----------
SPDR Dow Jones Global Real
  Estate ETF..........................      $--
SPDR S&P International Consumer
  Discretionary Sector ETF............       --
SPDR S&P International Consumer
  Staples Sector ETF..................       --
SPDR S&P International Energy
  Sector ETF..........................       --
SPDR S&P International Financial
  Sector ETF..........................       --
SPDR S&P International Industrial
  Sector ETF..........................       --
SPDR S&P International Materials
  Sector ETF..........................       --
SPDR S&P International Technology
  Sector ETF..........................       --
SPDR S&P International
  Telecommunications Sector ETF.......       --
SPDR S&P International Utilities
  Sector ETF..........................       --


AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2011 was as follows:

-----------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                              --------------   ------------   ------------   --------------
SPDR STOXX Europe 50 ETF....................  $   51,212,075   $  2,781,921    $14,321,634    $(11,539,713)
SPDR EURO STOXX 50 ETF......................     227,603,010      7,705,922     59,780,239     (52,074,317)
SPDR S&P Emerging Asia Pacific ETF..........     681,992,493    136,240,546     37,112,717      99,127,829
SPDR S&P Russia ETF.........................      87,838,822      3,028,295      5,239,618      (2,211,323)
SPDR S&P China ETF..........................     795,520,061    131,670,882     49,419,796      82,251,086
SPDR S&P Emerging Markets ETF...............     196,857,477     32,926,296     11,939,007      20,987,289
SPDR S&P Emerging Markets Dividend ETF......      32,687,510      1,565,940        670,236         895,704
SPDR S&P BRIC 40 ETF........................     518,982,240     92,623,473     21,357,085      71,266,388
SPDR S&P Emerging Europe ETF................     233,477,433     29,043,544     17,942,114      11,101,430
SPDR S&P Emerging Latin America ETF.........     208,911,089     28,809,915     16,872,235      11,937,680
SPDR S&P Emerging Middle East & Africa ETF..     141,003,440     17,374,563     12,616,435       4,758,128
SPDR S&P World ex-US ETF....................     133,260,282     27,078,345      7,132,638      19,945,707
SPDR S&P International Small Cap ETF........     980,017,914    146,826,787     87,322,454      59,504,333
SPDR Dow Jones International Real Estate
  ETF.......................................   2,303,986,018    220,193,791     66,273,038     153,920,753
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF...................................      62,479,087      2,186,118     16,964,769     (14,778,651)
SPDR S&P Global Natural Resources ETF.......     187,595,908      4,758,355      4,707,174          51,181
SPDR MSCI ACWI ex-US ETF....................     495,175,567     56,561,727     52,144,858       4,416,869
SPDR Russell/Nomura PRIME Japan ETF.........      19,977,849        687,266      2,817,053      (2,129,787)
SPDR Russell/Nomura Small Cap Japan ETF.....     149,244,585      9,561,975     15,427,102      (5,865,127)
SPDR S&P International Dividend ETF.........     620,981,685     36,547,021     19,998,650      16,548,371
SPDR S&P International Mid Cap ETF..........      44,492,101      8,307,849      1,654,436       6,653,413
SPDR S&P Emerging Markets Small Cap ETF.....     816,595,397     67,038,322     58,443,693       8,594,629
SPDR Dow Jones Global Real Estate ETF.......     305,660,102     56,934,811        563,905      56,370,906
SPDR S&P International Consumer
  Discretionary Sector ETF..................      15,012,077      2,726,665        711,437       2,015,228

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                              --------------   ------------   ------------   --------------
SPDR S&P International Consumer Staples
  Sector ETF................................  $   19,692,062   $  1,667,456    $   219,576    $  1,447,880
SPDR S&P International Energy Sector ETF....      16,333,920      1,608,209        862,911         745,298
SPDR S&P International Financial Sector
  ETF.......................................       8,207,105        189,113      1,300,077      (1,110,964)
SPDR S&P International Health Care Sector
  ETF.......................................      18,040,773      1,876,515        226,276       1,650,239
SPDR S&P International Industrial Sector
  ETF.......................................      24,773,394      2,336,729      1,129,136       1,207,593
SPDR S&P International Materials Sector
  ETF.......................................      31,964,074      3,270,240      1,311,664       1,958,576
SPDR S&P International Technology Sector
  ETF.......................................      24,019,886      4,216,465      2,730,987       1,485,478
SPDR S&P International Telecommunications
  Sector ETF................................       9,327,383        326,116        743,575        (417,459)
SPDR S&P International Utilities Sector
  ETF.......................................      10,162,396        235,697      2,262,350      (2,026,653)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 SPDR(R) Index Shares Funds

By:    /s/ James E. Ross
       ------------------------------------
       James E. Ross
       President

By:    /s/ Chad C. Hallett
       ------------------------------------
       Chad C. Hallett
       Treasurer

Date:  August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By:    /s/ James E. Ross
       ------------------------------------
       James E. Ross
       President

By:    /s/ Chad C. Hallett
       ------------------------------------
       Chad C. Hallett
       Treasurer

Date:  August 19, 2011